UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2010

Item 1. Reports to Stockholders

Fidelity® GNMA Fund
(formerly Fidelity Ginnie Mae Fund)

Fidelity Intermediate
Government Income Fund

Semiannual Report

January 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity GNMA Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Intermediate Government Income Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
GNMA Fund	.45%
Actual		$ 1,000.00	$ 1,036.50	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Intermediate Government Income Fund	.45%
Actual		$ 1,000.00	$ 1,022.10	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity GNMA Fund

Investment Changes (Unaudited)

Coupon Distribution as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	2.1	1.8
4 - 4.99%	17.2	12.2
5 - 5.99%	40.0	44.8
6 - 6.99%	17.6	29.2
7 - 7.99%	1.2	1.6
8% and over	0.7	0.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2010
6 months ago
Years	3.2	4.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2010
6 months ago
Years	2.9	2.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2010 * A	As of July 31, 2009 **B
Mortgage Securities 103.4%	Mortgage Securities 111.6%
CMOs and Other Mortgage Related Securities 6.3%	CMOs and Other Mortgage Related Securities 9.0%
Short-Term Investments and Net Other Assets † (9.7)%	Short-Term Investments and Net Other Assets † (20.6)%

* GNMA Securities	104.9%	** GNMA Securities	113.3%
A Futures and Swaps	(0.6%)	B Futures and Swaps	(0.4)%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity GNMA Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 103.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 3.2%
2.454% 10/1/33 (d)	$ 89	$ 91
2.503% 10/1/33 (d)	1,667	1,691
2.55% 4/1/36 (d)	1,420	1,449
2.551% 9/1/33 (d)	1,887	1,924
2.612% 12/1/34 (d)	322	329
2.7% 2/1/33 (d)	224	228
2.761% 10/1/34 (d)	2,589	2,648
2.799% 10/1/33 (d)	199	206
2.876% 5/1/35 (d)	40,821	42,073
2.91% 11/1/34 (d)	6,404	6,627
2.94% 8/1/35 (d)	4,272	4,441
2.973% 7/1/35 (d)	102	104
2.998% 11/1/34 (d)	34,195	35,510
3.046% 3/1/35 (d)	45	46
3.062% 7/1/36 (d)	529	546
3.107% 7/1/35 (d)	13,834	14,354
3.157% 9/1/35 (d)	7,013	7,309
3.219% 7/1/35 (d)	5,700	5,938
3.265% 9/1/34 (d)	586	604
3.358% 7/1/34 (d)	124	127
3.383% 7/1/35 (d)	1,012	1,047
3.389% 7/1/34 (d)	1,922	2,003
3.481% 10/1/35 (d)	3,993	4,127
3.493% 8/1/35 (d)	1,276	1,322
3.517% 5/1/35 (d)	1,832	1,898
3.548% 4/1/35 (d)	3,478	3,615
3.625% 1/1/35 (d)	933	963
3.639% 11/1/36 (d)	2,572	2,658
3.651% 3/1/33 (d)	519	538
3.704% 5/1/34 (d)	1,984	2,049
3.815% 11/1/36 (d)	1,129	1,171
3.886% 3/1/34 (d)	3,514	3,618
3.998% 2/1/34 (d)	67	69
4.203% 8/1/35 (d)	2,914	3,057
4.263% 9/1/36 (d)	1,689	1,764
4.345% 3/1/35 (d)	166	170
4.372% 11/1/35 (d)	93	97
4.499% 2/1/36 (d)	2,988	3,109
4.526% 2/1/35 (d)	13,434	13,713
4.54% 9/1/35 (d)	1,130	1,175
4.606% 11/1/35 (d)	13,352	13,769
4.65% 6/1/47 (d)	680	708
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.728% 3/1/35 (d)	$ 9,614	$ 9,824
4.729% 11/1/35 (d)	17,893	18,663
5.493% 9/1/34 (d)	1,430	1,501
5.5% 12/1/16 to 3/1/20	6,977	7,553
5.859% 3/1/36 (d)	2,852	3,041
6.5% 10/1/17 to 12/1/24	2,463	2,675
7% 11/1/16 to 3/1/17	1,239	1,349
7.5% 9/1/10 to 4/1/17	644	696
8.5% 12/1/27	174	197
9.5% 9/1/30	16	19
10.25% 10/1/18	6	7
11.5% 5/1/14 to 7/1/15	14	16
12.5% 10/1/15 to 7/1/16	24	28
13.25% 9/1/11	12	13
		234,467
Freddie Mac - 1.2%
2.831% 6/1/33 (d)	1,158	1,189
2.876% 7/1/36 (d)	6,226	6,411
2.91% 11/1/35 (d)	1,471	1,529
2.996% 5/1/35 (d)	2,207	2,270
3.09% 6/1/33 (d)	3,244	3,357
3.319% 10/1/33 (d)	1,973	2,055
3.38% 1/1/35 (d)	2,975	3,097
3.39% 7/1/35 (d)	1,213	1,254
3.492% 1/1/36 (d)	3,545	3,685
3.499% 3/1/35 (d)	4,684	4,850
3.582% 8/1/34 (d)	518	540
3.624% 10/1/35 (d)	1,582	1,634
4.004% 10/1/36 (d)	1,381	1,441
4.032% 6/1/33 (d)	2,913	3,042
4.118% 9/1/36 (d)	25,524	26,669
4.237% 5/1/35 (d)	505	522
4.842% 5/1/35 (d)	2,119	2,202
4.914% 5/1/37 (d)	540	558
5.058% 12/1/35 (d)	11,095	11,505
5.187% 3/1/33 (d)	48	50
5.218% 3/1/37 (d)	457	472
5.227% 12/1/35 (d)	1,484	1,538
5.5% 11/1/17 to 1/1/25	7,978	8,543
5.601% 4/1/36 (d)	1,421	1,501
8.5% 5/1/17 to 6/1/25	38	42
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
9% 1/1/17 to 4/1/21	$ 18	$ 20
9.5% 7/1/30	68	80
10% 12/1/10 to 7/1/19	132	148
10.25% 11/1/16	6	7
12% 2/1/13 to 6/1/15	27	30
12.5% 11/1/12 to 5/1/15	27	31
13% 5/1/14 to 11/1/14	5	6
13.5% 9/1/14 to 12/1/14	3	3
		90,281
Government National Mortgage Association - 99.0%
3.5% 3/20/34	926	899
4% 11/20/33 to 8/15/39	1,679	1,654
4% 2/1/40 (a)	100,000	98,163
4% 2/1/40 (a)	13,000	12,761
4.5% 7/15/33 to 12/15/39 (a)	367,272	373,304
4.5% 1/1/40 (a)(b)	18,000	18,285
4.5% 1/15/40 (a)	277	280
4.5% 2/1/40 (a)(b)	250,000	252,891
4.5% 2/1/40 (a)	60,000	60,694
4.5% 2/1/40 (a)	106,000	107,226
4.5% 2/1/40 (a)	100,000	101,156
4.5% 2/1/40 (a)	100,000	101,156
4.5% 2/1/40 (a)	74,000	75,019
4.5% 2/1/40 (a)	70,000	70,964
4.5% 2/1/40 (a)	158,000	160,176
4.5% 2/1/40 (a)	126,700	128,445
4.5% 2/1/40 (a)	100,000	101,378
5% 8/15/18 to 12/15/39	967,086	1,012,440
5% 2/1/40 (a)	229,000	238,249
5% 2/1/40 (a)	229,200	238,458
5% 2/1/40 (a)(b)	112,000	116,524
5% 2/1/40 (a)(b)	94,000	97,797
5% 2/1/40 (a)	158,000	164,638
5% 2/1/40 (a)	81,000	84,403
5% 2/1/40 (a)	4,000	4,168
5% 2/1/40 (a)	28,000	29,176
5.39% to 5.391% 11/20/59 to 1/1/60 (g)	112,841	121,592
5.46% 1/1/60 (g)	30,298	32,627
5.5% 12/20/18 to 11/15/39 (a)	1,156,281	1,233,613
5.5% 2/1/40 (a)(b)	346,000	366,436
5.5% 2/1/40 (a)(b)	29,000	30,693
5.5% 1/1/60 (g)	76,259	82,360
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
6% 8/15/17 to 11/15/39	$ 702,523	$ 761,384
6% 2/1/40 (a)(b)	95,000	101,724
6% 2/1/40 (a)	7,500	8,010
6% 2/1/40 (a)	5,000	5,340
6.45% 10/15/31 to 11/15/32	1,521	1,663
6.5% 4/15/23 to 12/20/39	701,408	759,989
6.5% 2/1/40 (a)(b)	19,750	21,176
7% 10/20/16 to 9/20/34	70,815	78,093
7.25% 9/15/27	131	146
7.395% 6/20/25 to 11/20/27	1,390	1,546
7.5% 5/15/17 to 9/20/32	29,225	32,212
8% 8/15/18 to 7/15/32	7,527	8,354
8.5% 5/15/16 to 2/15/31	2,149	2,387
9% 12/15/13 to 5/15/30	1,148	1,301
9.5% 12/20/15 to 4/20/17	326	367
10.5% 1/15/14 to 10/15/18	417	476
13% 2/15/11 to 1/15/15	61	69
13.5% 7/15/10 to 1/15/15	5	6
		7,301,868
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,466,473)		7,626,616
Collateralized Mortgage Obligations - 6.2%

U.S. Government Agency - 6.2%
Fannie Mae:
floater Series 2007-95 Class A1, 0.4806% 8/27/36 (d)	12,012	11,656
Series 2003-39 Class IA, 5.5% 10/25/22 (d)(e)	2,367	242
target amortization class Series G94-2 Class D, 6.45% 1/25/24	1,435	1,472
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (e)	1,800	384
Series 339 Class 5, 5.5% 7/1/33 (e)	2,852	562
Series 343 Class 16, 5.5% 5/1/34 (e)	2,125	456
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2861 Class JF, 0.5331% 4/15/17 (d)	1,225	1,228
Series 3094 Class UF, 0% 9/15/34 (d)	457	430
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	$ 2,738	$ 3,133
Series 40 Class K, 6.5% 8/17/24	1,116	1,230
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	4,934	5,558
Series 2601 Class TI, 5.5% 10/15/22 (e)	9,414	967
Series 2957 Class SW, 5.7669% 4/15/35 (d)(e)	8,384	919
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	38,298	40,968
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2001-22 Class FM, 0.5831% 5/20/31 (d)	448	449
Series 2002-41 Class HF, 0.6331% 6/16/32 (d)	532	533
Series 2007-22 Class TC, 0% 4/20/37 (d)	135	134
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	11,426	12,329
Series 1994-4 Class KQ, 7.9875% 7/16/24	734	845
Series 2000-26 Class PK, 7.5% 9/20/30	1,989	2,259
Series 2002-50 Class PE, 6% 7/20/32	15,138	16,519
Series 2003-70 Class LE, 5% 7/20/32	44,000	46,600
Series 2004-19:
Class DJ, 4.5% 3/20/34	1,176	1,216
Class DP, 5.5% 3/20/34	3,895	4,253
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	24,820
Series 2004-98 Class IG, 5.5% 2/20/30 (e)	1,406	16
Series 2005-17 Class IA, 5.5% 8/20/33 (e)	3,480	180
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,771
Series 2005-54 Class BM, 5% 7/20/35	9,658	10,338
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	5,957
Series 2006-50 Class JC, 5% 6/20/36	11,780	12,419
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	20,064
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	520	581
Series 1998-23 Class ZB, 6.5% 6/20/28	8,314	8,839
Series 2001-40 Class Z, 6% 8/20/31	5,462	5,892
Series 2001-49 Class Z, 7% 10/16/31	2,410	2,679
Series 2002-18 Class ZB, 6% 3/20/32	5,427	5,849
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
sequential payer:
Series 2002-29:
Class SK, 8.25% 5/20/32 (f)	$ 243	$ 263
Class Z, 6.5% 5/16/32	7,749	8,555
Series 2002-33 Class ZJ, 6.5% 5/20/32	4,595	4,999
Series 2002-42 Class ZA, 6% 6/20/32	3,483	3,757
Series 2002-43 Class Z, 6.5% 6/20/32	8,345	9,170
Series 2002-45 Class Z, 6% 6/20/32	1,949	2,112
Series 2002-49 Class ZA, 6.5% 7/20/32	29,657	32,509
Series 2003-75 Class ZA, 5.5% 9/20/33	7,078	7,520
Series 2004-46 Class BZ, 6% 6/20/34	13,968	15,164
Series 2004-65 Class VE, 5.5% 7/20/15	3,421	3,698
Series 2004-86 Class G, 6% 10/20/34	6,273	6,837
Series 2005-28 Class AJ, 5.5% 4/20/35	27,815	30,087
Series 2005-47 Class ZY, 6% 6/20/35	5,263	5,935
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,061
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,595
Series 1995-6 Class Z, 7% 9/20/25	1,489	1,531
Series 2003-92 Class SN, 6.1969% 10/16/33 (d)(e)	20,266	2,056
Series 2004-32 Class GS, 6.2669% 5/16/34 (e)(f)	1,942	275
Series 2005-6 Class EY, 5.5% 11/20/33 (c)	1,016	1,138
Series 2006-13 Class DS, 10.7541% 3/20/36 (f)	34,896	37,683
Series 2007-35 Class SC, 38.8012% 6/16/37 (f)	10,810	16,932
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $415,675)		452,624
Commercial Mortgage Securities - 0.1%

Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.9132% 1/17/38 (d)(e)	6,790	124
Series 1998-M4 Class N, 0.9625% 2/25/35 (d)(e)	2,311	11
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.9285% 9/16/41 (d)(e)	93,997	1,277
Series 2001-12 Class X, 0.7182% 7/16/40 (d)(e)	31,909	371
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-81 Class IO, 1.7803% 9/16/42 (d)(e)	103,370	2,602
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
Series 2002-62 Class IO, 1.2593% 8/16/42 (d)(e)	$ 62,899	$ 1,473
Series 2002-85 Class X, 1.6356% 3/16/42 (d)(e)	60,218	3,473
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $21,416)		9,331
Cash Equivalents - 29.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.11%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Government Obligations) # (Cost $2,190,151)	$ 2,190,172	2,190,151
TOTAL INVESTMENT PORTFOLIO - 139.4% (Cost $10,093,715)		10,278,722
NET OTHER ASSETS - (39.4)%		(2,904,901)
NET ASSETS - 100%		$ 7,373,821
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
100 CBOT 2 Year U.S. Treasury Notes Index Contracts	April 2010	$ 21,795	$ (45)

The face value of futures sold as a percentage of net assets - 0.3%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.05125% with Credit Suisse First Boston	Nov. 2011	$ 68,750	$ (191)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $112,000.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments, as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,190,151,000 due 2/01/10 at 0.11%
Bank of America, NA	$ 442,790
Barclays Capital, Inc.	300,052
Citigroup Global Markets, Inc.	70,600
Deutsche Bank Securities, Inc.	70,600
Goldman, Sachs & Co.	423,603
HSBC Securities (USA), Inc.	211,801
J.P. Morgan Securities, Inc.	141,201
Mizuho Securities USA, Inc.	458,904
RBC Capital Markets Corp.	70,600
$ 2,190,151
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 7,626,616	$ -	$ 7,626,616	$ -
Collateralized Mortgage Obligations	452,624	-	452,624	-
Commercial Mortgage Securities	9,331	-	9,331	-
Cash Equivalents	2,190,151	-	2,190,151	-
Total Investments in Securities:	$ 10,278,722	$ -	$ 10,278,722	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (45)	$ (45)	$ -	$ -
Swap Agreements	(191)	-	(191)	-
Total Liabilities	$ (236)	$ (45)	$ (191)	$ -
Other Financial Instruments:
Forward Commitments	$ (1,773)	$ -	$ (1,773)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,930
Total Realized Gain (Loss)	1
Total Unrealized Gain (Loss)	793
Cost of Purchases	-
Proceeds of Sales	(3,068)
Amortization/Accretion	-
Transfers in/out of Level 3	(11,656)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (45)
Swap Agreements (b)	-	(191)
Total Value of Derivatives	$ -	$ (236)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity GNMA Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,190,151) - See accompanying schedule: Unaffiliated issuers (cost $10,093,715)		$ 10,278,722
Commitment to sell securities on a delayed delivery basis	$ (606,740)
Receivable for securities sold on a delayed delivery basis	604,967	(1,773)
Receivable for investments sold, regular delivery		2,569
Cash		544
Receivable for fund shares sold		14,870
Interest receivable		28,793
Other receivables		1,303
Total assets		10,325,028

Liabilities
Payable for investments purchased Regular delivery	$ 145,944
Delayed delivery	2,788,915
Payable for fund shares redeemed	10,144
Distributions payable	1,956
Unrealized depreciation on swap agreements	191
Accrued management fee	1,919
Payable for daily variation on futures contracts	19
Other affiliated payables	814
Other payables and accrued expenses	1,305
Total liabilities		2,951,207

Net Assets		$ 7,373,821
Net Assets consist of:
Paid in capital		$ 7,180,712
Distributions in excess of net investment income		(25,649)
Accumulated undistributed net realized gain (loss) on investments		35,760
Net unrealized appreciation (depreciation) on investments		182,998
Net Assets, for 641,896 shares outstanding		$ 7,373,821
Net Asset Value, offering price and redemption price per share ($7,373,821 ÷ 641,896 shares)		$ 11.49

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity GNMA Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)

Investment Income
Interest		$ 126,846

Expenses
Management fee	$ 11,303
Transfer agent fees	3,573
Fund wide operations fee	1,190
Independent trustees' compensation	12
Miscellaneous	13
Total expenses		16,091
Net investment income		110,755
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	117,514
Futures contracts	(402)
Swap agreements	(3,309)
Total net realized gain (loss)		113,803
Change in net unrealized appreciation (depreciation) on: Investment securities	18,317
Futures contracts	(51)
Swap agreements	553
Delayed delivery commitments	5,344
Total change in net unrealized appreciation (depreciation)		24,163
Net gain (loss)		137,966
Net increase (decrease) in net assets resulting from operations		$ 248,721

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 110,755	$ 215,485
Net realized gain (loss)	113,803	37,749
Change in net unrealized appreciation (depreciation)	24,163	177,641
Net increase (decrease) in net assets resulting from operations	248,721	430,875
Distributions to shareholders from net investment income	(110,283)	(222,729)
Distributions to shareholders from net realized gain	(74,582)	-
Total distributions	(184,865)	(222,729)
Share transactions Proceeds from sales of shares	2,059,063	4,570,675
Reinvestment of distributions	164,686	196,614
Cost of shares redeemed	(1,495,437)	(1,874,230)
Net increase (decrease) in net assets resulting from share transactions	728,312	2,893,059
Total increase (decrease) in net assets	792,168	3,101,205

Net Assets
Beginning of period	6,581,653	3,480,448
End of period (including distributions in excess of net investment income of $25,649 and distributions in excess of net investment income of $26,121, respectively)	$ 7,373,821	$ 6,581,653
Other Information Shares
Sold	179,565	408,345
Issued in reinvestment of distributions	14,338	17,617
Redeemed	(130,698)	(167,834)
Net increase (decrease)	63,205	258,128

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.86	$ 10.64	$ 10.62	$ 11.00	$ 11.00
Income from Investment Operations
Net investment income D	.178	.497	.534	.537	.497	.443
Net realized and unrealized gain (loss)	.234	.533	.230	.017	(.315)	.004
Total from investment operations	.412	1.030	.764	.554	.182	.447
Distributions from net investment income	(.177)	(.520)	(.544)	(.534)	(.542)	(.447)
Distributions from net realized gain	(.115)	-	-	-	(.020)	-
Total distributions	(.292)	(.520)	(.544)	(.534)	(.562)	(.447)
Net asset value, end of period	$ 11.49	$ 11.37	$ 10.86	$ 10.64	$ 10.62	$ 11.00
Total Return B, C	3.65%	9.69%	7.27%	5.29%	1.70%	4.11%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.57%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.57%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.57%
Net investment income	3.08% A	4.47%	4.90%	5.01%	4.61%	4.00%
Supplemental Data
Net assets, end of period (in millions)	$ 7,374	$ 6,582	$ 3,480	$ 3,172	$ 3,365	$ 4,033
Portfolio turnover rate	538% A	464%	227%	165%	183%	160%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund

Investment Changes (Unaudited)

Coupon Distribution as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	22.8	17.6
2 - 2.99%	20.1	20.4
3 - 3.99%	34.2	24.0
4 - 4.99%	10.4	19.2
5 - 5.99%	3.9	11.4
6 - 6.99%	1.3	2.8
7% and over	1.6	1.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2010
6 months ago
Years	4.2	4.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2010
6 months ago
Years	3.6	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2010 *		As of July 31, 2009 **
	Mortgage Securities 6.0%		Mortgage Securities 12.4%
	CMOs and Other Mortgage Related Securities 2.8%		CMOs and Other Mortgage Related Securities 4.6%
	U.S. Treasury Obligations 65.3%		U.S. Treasury Obligations 53.2%
	U.S. Government Agency Obligations † 21.0%		U.S. Government Agency Obligations † 29.6%
	Short-Term Investments and Net Other Assets 4.9%		Short-Term Investments and Net Other Assets 0.2%
* Futures and Swaps	1.0%	** Futures and Swaps	1.6%

† Includes FDIC Guaranteed Corporate Securities.

Semiannual Report

Fidelity Intermediate Government Income Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 86.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 10.5%
Fannie Mae:
3.25% 8/12/10	$ 9,973	$ 10,143
4.75% 11/19/12	16,010	17,431
Federal Home Loan Bank:
1.5% 1/16/13	18,835	18,790
3.625% 10/18/13	35,085	37,060
Freddie Mac:
1.375% 1/9/13	21,906	21,785
1.75% 6/15/12	22,711	22,995
4.875% 11/15/13	650	717
5.125% 4/18/11	2,000	2,110
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	4,920	5,178
Private Export Funding Corp. secured:
4.974% 8/15/13	3,435	3,772
5.66% 9/15/11 (a)	9,000	9,642
5.685% 5/15/12	3,915	4,307
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	569	607
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 6.06% 8/1/10	1,480	1,480
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		156,017
U.S. Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Notes 2.125% 1/15/19	2,277	2,459
U.S. Treasury Obligations - 65.1%
U.S. Treasury Bonds 8.75% 5/15/17	14,750	20,179
U.S. Treasury Notes:
0.75% 11/30/11	2,258	2,259
0.875% 3/31/11	9,540	9,596
0.875% 4/30/11	60,000	60,347
0.875% 1/31/12 (c)	28,301	28,328
1% 12/31/11	9,431	9,469
1.125% 12/15/11	5,190	5,226
1.125% 1/15/12	2,617	2,633
1.375% 2/15/12	5,637	5,696
1.375% 10/15/12	39,975	40,128
1.375% 1/15/13	12,171	12,174
1.5% 10/31/10	80	81
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.5% 12/31/13	$ 7,659	$ 7,561
1.875% 6/15/12	706	720
1.875% 2/28/14	320	320
1.875% 4/30/14	3,310	3,294
2% 11/30/13	8,817	8,887
2.25% 1/31/15	49,463	49,254
2.375% 8/31/14	9,290	9,381
2.375% 9/30/14	13,188	13,296
2.625% 6/30/14	19,000	19,450
2.625% 7/31/14	14,511	14,833
2.625% 12/31/14	7,370	7,481
2.625% 4/30/16	44,640	44,082
2.75% 2/28/13	23,958	24,943
2.75% 10/31/13	57,000	59,066
2.75% 2/15/19	2,505	2,356
2.875% 1/31/13	7,180	7,504
3% 8/31/16	22,003	22,065
3.125% 8/31/13	49,105	51,591
3.125% 9/30/13	54,650	57,395
3.125% 10/31/16	9,543	9,608
3.125% 1/31/17	73,241	73,454
3.125% 5/15/19	29,941	28,921
3.375% 6/30/13	26,378	27,963
3.375% 11/15/19	20,467	20,083
3.5% 2/15/18	20,117	20,376
3.625% 5/15/13	2,000	2,139
3.625% 8/15/19	17,290	17,344
3.75% 11/15/18	5,261	5,372
3.875% 10/31/12	20,961	22,469
3.875% 2/15/13	30,752	33,068
3.875% 5/15/18	2,578	2,672
4% 8/15/18	22,133	23,081
4.25% 11/15/14	3,620	3,959
4.25% 11/15/17	6,260	6,690
4.5% 5/15/17	19,369	21,120
4.625% 7/31/12	3,365	3,657
4.625% 2/15/17	14,625	16,102
4.75% 8/15/17	23,339	25,801
TOTAL U.S. TREASURY OBLIGATIONS		963,474
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - 10.5%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (b)	$ 1,493	$ 1,522
3.125% 6/15/12 (FDIC Guaranteed) (b)	305	318
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (b)	4,660	4,711
1.875% 5/7/12 (FDIC Guaranteed) (b)	22,000	22,355
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (b)	20,600	20,763
1.875% 11/15/12 (FDIC Guaranteed) (b)	3,800	3,829
2% 3/30/12 (FDIC Guaranteed) (b)	10,000	10,186
2.125% 7/12/12 (FDIC Guaranteed) (b)	2,384	2,427
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (b)	15,000	15,221
2% 9/28/12 (FDIC Guaranteed) (b)	13,000	13,170
2.625% 12/28/12 (FDIC Guaranteed) (b)	4,364	4,486
3% 12/9/11 (FDIC Guaranteed) (b)	1,030	1,069
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (b)	15,000	15,060
Goldman Sachs Group, Inc.:
1.625% 7/15/11 (FDIC Guaranteed) (b)	1,726	1,748
3.25% 6/15/12 (FDIC Guaranteed) (b)	306	320
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (b)	170	177
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (b)	36,180	37,720
TOTAL OTHER GOVERNMENT RELATED		155,082
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,264,754)		1,277,032
U.S. Government Agency - Mortgage Securities - 6.0%

Fannie Mae - 3.8%
2.372% 4/1/36 (d)	129	131
2.454% 10/1/33 (d)	19	20
2.55% 4/1/36 (d)	582	594
2.612% 12/1/34 (d)	64	66
2.7% 2/1/33 (d)	47	48
2.727% 11/1/33 (d)	118	123
2.79% 8/1/35 (d)	1,225	1,273
2.799% 10/1/33 (d)	41	42
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.973% 7/1/35 (d)	$ 22	$ 23
3.046% 3/1/35 (d)	10	10
3.062% 7/1/36 (d)	188	194
3.107% 7/1/35 (d)	1,311	1,360
3.123% 10/1/35 (d)	96	99
3.255% 3/1/35 (d)	31	32
3.265% 9/1/34 (d)	417	430
3.358% 7/1/34 (d)	27	28
3.36% 1/1/40 (d)	15,000	15,253
3.383% 7/1/35 (d)	210	218
3.481% 10/1/35 (d)	941	973
3.548% 4/1/35 (d)	606	630
3.625% 1/1/35 (d)	212	219
3.651% 3/1/33 (d)	119	123
3.704% 5/1/34 (d)	431	445
3.726% 11/1/36 (d)	305	317
3.815% 11/1/36 (d)	311	322
3.886% 3/1/34 (d)	294	303
3.9% 9/1/36 (d)	339	353
3.987% 2/1/35 (d)	2,406	2,491
3.998% 2/1/34 (d)	15	16
4% 9/1/13	246	252
4.03% 4/1/36 (d)	363	380
4.136% 7/1/35 (d)	636	652
4.203% 8/1/35 (d)	661	693
4.288% 6/1/36 (d)	49	51
4.344% 7/1/35 (d)	935	969
4.345% 3/1/35 (d)	37	38
4.372% 11/1/35 (d)	418	435
4.43% 3/1/35 (d)	91	94
4.461% 7/1/35 (d)	58	60
4.499% 2/1/36 (d)	685	713
4.54% 9/1/35 (d)	341	355
4.606% 11/1/35 (d)	1,036	1,069
4.65% 6/1/47 (d)	149	155
4.729% 11/1/35 (d)	341	355
4.736% 2/1/37 (d)	828	861
4.773% 7/1/35 (d)	277	287
4.879% 2/1/36 (d)	774	802
4.974% 10/1/35 (d)	353	363
5% 2/1/16 to 4/1/22	344	364
5.007% 2/1/34 (d)	378	397
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.07% 2/1/37 (d)	$ 1,279	$ 1,326
5.144% 7/1/35 (d)	326	334
5.185% 6/1/35 (d)	9,197	9,467
5.5% 7/1/11 to 4/1/16	292	302
5.556% 2/1/36 (d)	162	169
5.597% 4/1/36 (d)	798	841
5.86% 5/1/36 (d)	184	195
6% 5/1/12 to 3/1/31	2,284	2,476
6% 4/1/36 (d)	2,726	2,861
6.213% 3/1/37 (d)	116	124
6.5% 6/1/16 to 7/1/32	1,278	1,391
7% 3/1/12 to 9/1/14	124	132
9% 2/1/13	26	27
10.25% 10/1/18	3	4
11% 6/1/11 to 1/1/16	36	38
11.25% 5/1/14 to 1/1/16	31	36
11.5% 9/1/11 to 6/15/19	64	70
12.25% 8/1/13	2	2
12.5% 9/1/12 to 7/1/16	89	104
12.75% 10/1/11 to 6/1/15	18	19
13% 7/1/13 to 10/1/14	33	38
13.25% 9/1/11	20	21
13.5% 11/1/14 to 12/1/14	10	12
15% 4/1/12	1	1
		55,471
Freddie Mac - 1.1%
2.478% 3/1/37 (d)	587	597
2.731% 4/1/34 (d)	909	939
2.831% 6/1/33 (d)	253	260
2.91% 11/1/35 (d)	320	333
2.996% 5/1/35 (d)	490	504
3.25% 3/1/35 (d)	178	181
3.32% 12/1/33 (d)	525	543
3.38% 1/1/35 (d)	648	675
3.39% 7/1/35 (d)	268	277
3.474% 3/1/35 (d)	184	189
3.624% 10/1/35 (d)	346	358
4.004% 10/1/36 (d)	315	328
4.028% 6/1/35 (d)	90	94
4.135% 12/1/36 (d)	1,352	1,409
4.237% 5/1/35 (d)	332	343
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.362% 7/1/35 (d)	$ 1,168	$ 1,196
4.787% 2/1/36 (d)	73	76
4.914% 5/1/37 (d)	118	122
4.999% 4/1/37 (d)	119	124
5.095% 7/1/35 (d)	218	224
5.187% 3/1/33 (d)	10	11
5.218% 3/1/37 (d)	101	105
5.26% 2/1/36 (d)	31	32
5.495% 1/1/36 (d)	384	399
5.521% 1/1/36 (d)	280	293
5.584% 3/1/36 (d)	1,229	1,300
5.676% 10/1/35 (d)	82	86
5.724% 5/1/37 (d)	1,491	1,541
5.724% 5/1/37 (d)	220	225
5.748% 5/1/37 (d)	807	833
5.829% 6/1/37 (d)	483	502
6.269% 7/1/36 (d)	202	215
6.42% 6/1/37 (d)	57	60
6.466% 2/1/37 (d)	115	123
6.5% 12/1/21	564	611
6.554% 8/1/37 (d)	402	427
7.347% 4/1/37 (d)	24	26
9% 7/1/16	21	24
9.5% 7/1/16 to 8/1/21	162	183
10% 8/1/13 to 3/1/21	287	330
10.5% 11/1/20 to 1/1/21	4	5
11% 9/1/20	12	14
11.25% 6/1/14	35	40
11.5% 10/1/15 to 1/1/16	27	31
12% 7/1/10 to 11/1/19	44	49
12.25% 12/1/11 to 8/1/15	25	28
12.5% 8/1/10 to 6/1/19	245	279
13% 9/1/10 to 5/1/17	40	45
13.25% 11/1/10	0 *	0 *
13.5% 11/1/10 to 8/1/11	7	7
14% 11/1/12 to 4/1/16	3	3
14.5% 12/1/10	0 *	0 *
		16,599
Government National Mortgage Association - 1.1%
5.48% 2/1/59 (e)	7,550	8,137
5.5% 2/1/60 (e)	6,275	6,784
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
8% 12/15/23	$ 286	$ 316
8.5% 6/15/16 to 2/15/17	3	4
10.5% 9/15/15 to 10/15/21	450	531
11% 5/20/16 to 1/20/21	32	38
12.5% 12/15/10	0 *	0 *
13% 1/15/11 to 10/15/13	17	19
13.25% 8/15/14	7	8
13.5% 12/15/14	1	2
14% 6/15/11	2	3
		15,842
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $86,242)		87,912
Collateralized Mortgage Obligations - 2.8%

U.S. Government Agency - 2.8%
Fannie Mae:
floater:
Series 1994-42 Class FK, 3.26% 4/25/24 (d)	2,285	2,262
Series 2007-95 Class A1, 0.4806% 8/27/36 (d)	601	583
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	55	62
Series 2003-28 Class KG, 5.5% 4/25/23	725	777
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2106% 8/25/31 (d)	450	457
Series 2002-60 Class FV, 1.2306% 4/25/32 (d)	148	150
Series 2002-74 Class FV, 0.6806% 11/25/32 (d)	2,466	2,465
Series 2002-75 Class FA, 1.2306% 11/25/32 (d)	304	308
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	809	870
Series 2002-9 Class PC, 6% 3/25/17	58	63
Series 2003-85 Class GD, 4.5% 9/25/18	1,425	1,509
Series 2004-80 Class LD, 4% 1/25/19	980	1,030
Series 2004-81 Class KD, 4.5% 7/25/18	1,315	1,405
Series 2005-52 Class PB, 6.5% 12/25/34	852	918
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	228	246
Series 2002-57 Class BD, 5.5% 9/25/17	206	223
Series 2004-72 Class CB, 4% 9/25/19	5,000	5,118
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 0.6331% 11/15/32 (d)	$ 520	$ 517
Series 2630 Class FL, 0.7331% 6/15/18 (d)	58	59
Series 2925 Class CQ, 0% 1/15/35 (d)	127	107
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	235	252
Series 2376 Class JE, 5.5% 11/15/16	226	243
Series 2381 Class OG, 5.5% 11/15/16	162	175
Series 2425 Class JH, 6% 3/15/17	283	306
Series 2628 Class OE, 4.5% 6/15/18	705	753
Series 2640 Class GE, 4.5% 7/15/18	3,690	3,938
Series 2695 Class DG, 4% 10/15/18	1,635	1,700
Series 2802 Class OB, 6% 5/15/34	1,355	1,495
Series 2810 Class PD, 6% 6/15/33	1,095	1,182
Series 2831 Class PB, 5% 7/15/19	1,975	2,123
Series 2866 Class XE, 4% 12/15/18	2,895	3,045
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,634	1,756
Series 2570 Class CU, 4.5% 7/15/17	99	103
Series 2572 Class HK, 4% 2/15/17	121	124
Series 2729 Class GB, 5% 1/15/19	1,000	1,075
Series 2860 Class CP, 4% 10/15/17	84	85
Series 2998 Class LY, 5.5% 7/15/25	295	316
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,208
Series 3013 Class VJ, 5% 1/15/14	1,297	1,376
Series 2715 Class NG, 4.5% 12/15/18	890	947
Series 2769 Class BU, 5% 3/15/34	211	208
Series 2975 Class NA, 5% 7/15/23	13	13
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,478)		41,552
Cash Equivalents - 5.6%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.11%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Government Obligations) # (Cost $82,422)	$ 82,423	$ 82,422
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,472,896)		1,488,918
NET OTHER ASSETS - (0.7)%		(10,047)
NET ASSETS - 100%		$ 1,478,871
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	$ 1,800	(312)
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	6,750	206
Receive semi-annually a fixed rate equal to 3.33% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2010	8,800	271
		$ 17,350	$ 165
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,642,000 or 0.7% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $155,082,000 or 10.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments, as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$82,422,000 due 2/01/10 at 0.11%
Bank of America, NA	$ 16,664
Barclays Capital, Inc.	11,292
Citigroup Global Markets, Inc.	2,657
Deutsche Bank Securities, Inc.	2,657
Goldman, Sachs & Co.	15,941
HSBC Securities (USA), Inc.	7,971
J.P. Morgan Securities, Inc.	5,314
Mizuho Securities USA, Inc.	17,269
RBC Capital Markets Corp.	2,657
$ 82,422
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,277,032	$ -	$ 1,277,032	$ -
U.S. Government Agency - Mortgage Securities	87,912	-	87,912	-
Collateralized Mortgage Obligations	41,552	-	41,552	-
Cash Equivalents	82,422	-	82,422	-
Total Investments in Securities:	$ 1,488,918	$ -	$ 1,488,918	$ -
Derivative Instruments:
Assets
Swap Agreements	$ 477	$ -	$ 477	$ -
Liabilities
Swap Agreements	$ (312)	$ -	$ (312)	$ -
Total Derivative Instruments:	$ 165	$ -	$ 165	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 696
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	40
Cost of Purchases	-
Proceeds of Sales	(153)
Amortization/Accretion	-
Transfers in/out of Level 3	(583)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 477	$ (312)
Total Value of Derivatives	$ 477	$ (312)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $82,422) - See accompanying schedule: Unaffiliated issuers (cost $1,472,896)		$ 1,488,918
Cash		1
Receivable for investments sold		156,865
Receivable for fund shares sold		1,625
Interest receivable		10,028
Unrealized appreciation on swap agreements		477
Total assets		1,657,914

Liabilities
Payable for investments purchased Regular delivery	$ 145,932
Delayed delivery	27,062
Payable for fund shares redeemed	5,001
Distributions payable	178
Unrealized depreciation on swap agreements	312
Accrued management fee	391
Other affiliated payables	167
Total liabilities		179,043

Net Assets		$ 1,478,871
Net Assets consist of:
Paid in capital		$ 1,452,096
Undistributed net investment income		762
Accumulated undistributed net realized gain (loss) on investments		9,826
Net unrealized appreciation (depreciation) on investments		16,187
Net Assets, for 136,901 shares outstanding		$ 1,478,871
Net Asset Value, offering price and redemption price per share ($1,478,871 ÷ 136,901 shares)		$ 10.80

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)

Investment Income
Interest		$ 19,436

Expenses
Management fee	$ 2,422
Transfer agent fees	766
Fund wide operations fee	255
Independent trustees' compensation	3
Miscellaneous	2
Total expenses		3,448
Net investment income		15,988
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,210
Swap agreements	519
Total net realized gain (loss)		15,729
Change in net unrealized appreciation (depreciation) on: Investment securities	2,911
Swap agreements	(236)
Delayed delivery commitments	73
Total change in net unrealized appreciation (depreciation)		2,748
Net gain (loss)		18,477
Net increase (decrease) in net assets resulting from operations		$ 34,465

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,988	$ 37,729
Net realized gain (loss)	15,729	39,073
Change in net unrealized appreciation (depreciation)	2,748	12,798
Net increase (decrease) in net assets resulting from operations	34,465	89,600
Distributions to shareholders from net investment income	(15,923)	(37,002)
Distributions to shareholders from net realized gain	(17,774)	-
Total distributions	(33,697)	(37,002)
Share transactions Proceeds from sales of shares	220,591	1,251,369
Reinvestment of distributions	31,349	33,859
Cost of shares redeemed	(336,535)	(749,256)
Net increase (decrease) in net assets resulting from share transactions	(84,595)	535,972
Total increase (decrease) in net assets	(83,827)	588,570

Net Assets
Beginning of period	1,562,698	974,128
End of period (including undistributed net investment income of $762 and undistributed net investment income of $697, respectively)	$ 1,478,871	$ 1,562,698
Other Information Shares
Sold	20,420	117,192
Issued in reinvestment of distributions	2,901	3,156
Redeemed	(31,172)	(69,652)
Net increase (decrease)	(7,851)	50,696

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 10.36	$ 9.97	$ 9.92	$ 10.11	$ 10.18
Income from Investment Operations
Net investment income D	.113	.278	.398	.435	.414	.330
Net realized and unrealized gain (loss)	.124	.439	.413	.067	(.219)	(.084)
Total from investment operations	.237	.717	.811	.502	.195	.246
Distributions from net investment income	(.112)	(.277)	(.421)	(.452)	(.385)	(.316)
Distributions from net realized gain	(.125)	-	-	-	-	-
Total distributions	(.237)	(.277)	(.421)	(.452)	(.385)	(.316)
Net asset value, end of period	$ 10.80	$ 10.80	$ 10.36	$ 9.97	$ 9.92	$ 10.11
Total Return B, C	2.21%	6.98%	8.24%	5.14%	1.97%	2.43%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.57%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.57%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.57%
Net investment income	2.07% A	2.59%	3.86%	4.36%	4.14%	3.23%
Supplemental Data
Net assets, end of period (in millions)	$ 1,479	$ 1,563	$ 974	$ 700	$ 759	$ 884
Portfolio turnover rate	237% A	305%	318%	121%	97%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity GNMA Fund (formerly Fidelity Ginnie Mae Fund) and Fidelity Intermediate Government Income Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, for each Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity GNMA Fund, independent Trustees may elect to defer receipt of a portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, futures transactions, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
GNMA Fund	$ 10,094,196	$ 198,617	$ (14,091)	$ 184,526
Intermediate Government Income Fund	1,472,925	21,021	(5,028)	15,993

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Funds use derivative instruments ("derivatives"), including swap agreements, and futures contracts in order to meet their investment objectives. The Funds' strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

While utilizing derivatives in pursuit of their investment objectives, the Funds are exposed to certain financial risk relative to those derivatives. This is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Funds:

Futures Contracts. Certain Funds use futures contracts to manage their exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in each applicable Funds' Statement of Assets and Liabilities and may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Funds since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

Semiannual Report

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Funds entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Funds' accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Funds' accompanying Statements of Operations. Risks of loss may exceed amounts recognized on the Funds' Statements of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Funds' Schedules of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Funds' Schedules of Investments. The Funds could experience delays and costs in gaining access to the collateral even though it is held in the Funds' custodian bank.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Funds entered into interest rate swap agreements to manage their exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds' maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Funds to cover the Funds' exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Funds' bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Funds' value of derivatives by primary risk exposure as of period end, if any, is included at the end of each Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
GNMA Fund
Interest Rate Risk
Futures Contracts	$ (402)	$ (51)
Swap Agreements	(3,309)	553
Total Interest Rate Risk	(3,711)	502
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (3,711)	$ 502
Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Intermediate Government Income Fund
Interest Rate Risk
Swap Agreements	$ 519	$ (236)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 519	$ (236)

(a) Derivatives realized gain (loss) is included in the Statement of Operations.

(b) Derivatives change in unrealized gain (loss) is included in the Statement of Operations.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
GNMA Fund	.20%	.12%	.32%
Intermediate Government Income Fund	.20%	.12%	.32%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, the compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

GNMA Fund	.03%
Intermediate Government Income Fund	.03%

6. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

GNMA Fund	$ 14
Intermediate Government Income Fund	3

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Security Lending Note.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income Net income from lending portfolio securities during the period amounted to:

Intermediate Government Income Fund	$ 19

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, these credits reduced GNMA's and Intermediate Government Income's expenses by One Hundred and Seventy Eight dollars and Fourteen dollars, respectively.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity GNMA Fund (formerly known as Fidelity Ginnie Mae Fund) / Fidelity Intermediate Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity GNMA Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009.

Semiannual Report

Fidelity Intermediate Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity GNMA Fund

Semiannual Report

Fidelity Intermediate Government Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to each fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that each fund's chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for each fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee to 10 basis points, and (iii) limit each fund's total expenses to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without Board and shareholder approval.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that each fund's total expenses ranked below its competitive median for 2008.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set each fund's total "fund-level" expenses at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GMIG-USAN-0310
1.844595.104

Fidelity®
Government Income
Fund

Semiannual Report

January 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	.76%
Actual		$ 1,000.00	$ 1,024.00	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.75%
Actual		$ 1,000.00	$ 1,024.10	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.49%
Actual		$ 1,000.00	$ 1,020.30	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.50%
Actual		$ 1,000.00	$ 1,020.20	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Government Income	.45%
Actual		$ 1,000.00	$ 1,025.70	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,025.30	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	2.3	2.3
0.01 - 0.99%	7.6	0.7
1 - 1.99%	22.7	15.4
2 - 2.99%	9.2	7.6
3 - 3.99%	10.3	8.1
4 - 4.99%	10.0	9.7
5 - 5.99%	19.2	28.3
6 - 6.99%	10.9	14.1
7% and over	4.6	4.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2010
6 months ago
Years	5.2	5.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2010
6 months ago
Years	4.6	4.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Mortgage Securities 25.4%		Mortgage Securities 31.7%
	CMOs and Other Mortgage Related Securities 8.0%		CMOs and Other Mortgage Related Securities 12.7%
	U.S. Treasury Obligations 48.4%		U.S. Treasury Obligations 34.7%
	U.S. Government Agency Obligations† 22.2%		U.S. Government Agency Obligations† 26.0%
	Short-Term Investments and Net Other Assets*** (4.0)%		Short-Term Investments and Net Other Assets*** (5.1)%
* Futures and Swaps	3.6%	** Futures and Swaps	1.2%

† Includes FDIC Guaranteed Corporate Securities
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 70.6%
	Principal Amount (000s)	Value (000s)
Other Government Related - 7.5%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (b)	$ 6,060	$ 6,179
3.125% 6/15/12 (FDIC Guaranteed) (b)	3,719	3,881
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (b)	18,670	18,876
1.875% 5/7/12 (FDIC Guaranteed) (b)	87,150	88,555
1.875% 6/4/12 (FDIC Guaranteed) (b)	33,000	33,465
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (b)	40,500	40,820
1.875% 11/15/12 (FDIC Guaranteed) (b)	18,920	19,066
2% 3/30/12 (FDIC Guaranteed) (b)	16,000	16,297
2.125% 7/12/12 (FDIC Guaranteed) (b)	8,784	8,944
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (b)	60,000	60,882
2% 9/28/12 (FDIC Guaranteed) (b)	11,000	11,144
2.625% 12/28/12 (FDIC Guaranteed) (b)	16,154	16,606
3% 12/9/11 (FDIC Guaranteed) (b)	4,720	4,901
GMAC, Inc. 1.75% 10/31/12 (FDIC Guaranteed) (b)	51,106	51,309
Goldman Sachs Group, Inc.:
1.625% 7/15/11 (FDIC Guaranteed) (b)	2,041	2,068
3.25% 6/15/12 (FDIC Guaranteed) (b)	3,714	3,889
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (b)	790	822
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (b)	43,000	44,831
TOTAL OTHER GOVERNMENT RELATED		432,535
U.S. Government Agency Obligations - 14.7%
Fannie Mae:
1.75% 2/22/13	51,700	51,847
4.75% 11/19/12	7,255	7,899
Federal Home Loan Bank:
1.5% 1/16/13	152,470	152,103
3.625% 10/18/13	78,950	83,395
Freddie Mac:
1.375% 1/9/13	109,669	109,063
1.75% 6/15/12	92,572	93,729
4.875% 11/15/13	600	662
5% 1/30/14	25,000	27,617
6.875% 9/15/10	38,000	39,579
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	121,610
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Israeli State (guaranteed by U.S. Government through Agency for International Development): - continued
6.8% 2/15/12	$ 19,679	$ 20,714
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	4,092	4,354
6.99% 5/21/16	15,479	17,652
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,192
5.66% 9/15/11 (a)	18,000	19,283
5.685% 5/15/12	24,035	26,439
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	4,717	4,957
Series 2002-20K Class 1, 5.08% 11/1/22	10,168	10,796
Series 2003-P10B, Class 1 5.136% 8/10/13	4,551	4,809
Series 2004-20H Class 1, 5.17% 8/1/24	2,948	3,144
Tennessee Valley Authority:
5.25% 9/15/39	12,000	12,163
5.375% 4/1/56	8,429	8,552
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		845,559
U.S. Treasury Obligations - 48.4%
U.S. Treasury Bonds:
4.25% 5/15/39	30,094	28,853
4.375% 2/15/38	35,860	35,266
4.375% 11/15/39	21,000	20,554
4.5% 8/15/39	15,000	14,991
5% 5/15/37	68,200	74,157
5.25% 2/15/29	72,363	80,470
6.125% 11/15/27	37,365	45,679
6.125% 8/15/29	20,127	24,775
6.25% 8/15/23	43,500	53,192
7.25% 5/15/16 (e)	132,937	166,701
7.5% 11/15/16	45,574	58,146
8% 11/15/21 (e)	14,605	20,267
9.875% 11/15/15	10,285	14,303
U.S. Treasury Notes:
0.75% 11/30/11	19,997	20,003
0.875% 3/31/11	13,870	13,951
0.875% 4/30/11	200,000	201,156
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 1/31/12 (c)	$ 197,810	$ 197,996
1% 12/31/11	153,131	153,753
1.125% 12/15/11	23,015	23,174
1.125% 1/15/12	8,964	9,019
1.25% 11/30/10	271,435	273,638
1.375% 1/15/13	7,469	7,471
1.5% 10/31/10	34,835	35,159
1.75% 11/15/11	22,521	22,939
1.875% 6/15/12	83,319	84,946
1.875% 2/28/14	5,720	5,711
1.875% 4/30/14	65,909	65,590
2% 11/30/13	25,398	25,598
2.375% 8/31/14	20,000	20,197
2.375% 9/30/14	30,000	30,246
2.375% 10/31/14	108,310	109,021
2.625% 6/30/14	29,000	29,686
2.625% 7/31/14	137,808	140,866
2.625% 12/31/14	75,586	76,720
2.625% 4/30/16	48,591	47,984
2.75% 11/30/16	10,000	9,825
2.75% 2/15/19	13,700	12,883
3% 8/31/16	71,484	71,685
3.125% 8/31/13	36,935	38,805
3.125% 9/30/13	18,130	19,041
3.125% 10/31/16	18,608	18,734
3.125% 1/31/17	130,703	131,091
3.375% 11/15/19	55,683	54,639
3.625% 5/15/13	19,440	20,787
3.625% 8/15/19	51,025	51,184
3.75% 11/15/18	15,801	16,134
4% 2/15/15	23,619	25,509
4.25% 11/15/17	27,475	29,364
4.5% 5/15/17	24,685	26,916
4.625% 8/31/11	593	631
4.625% 7/31/12	20	22
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.625% 11/15/16	$ 8,000	$ 8,824
4.75% 8/15/17	12,983	14,352
TOTAL U.S. TREASURY OBLIGATIONS		2,782,604
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,002,251)		4,060,698
U.S. Government Agency - Mortgage Securities - 25.4%

Fannie Mae - 15.7%
2.454% 10/1/33 (f)	167	171
2.55% 4/1/36 (f)	2,348	2,396
2.6% 10/1/33 (f)	395	402
2.612% 12/1/34 (f)	657	670
2.7% 2/1/33 (f)	432	440
2.727% 11/1/33 (f)	1,125	1,170
2.79% 8/1/35 (f)	2,044	2,124
2.799% 10/1/33 (f)	327	339
2.973% 7/1/35 (f)	190	194
3.046% 3/1/35 (f)	85	87
3.107% 7/1/35 (f)	1,732	1,797
3.255% 3/1/35 (f)	258	265
3.265% 9/1/34 (f)	4,259	4,394
3.358% 7/1/34 (f)	234	241
3.36% 1/1/40 (f)	60,525	61,547
3.383% 7/1/35 (f)	1,684	1,741
3.548% 4/1/35 (f)	1,326	1,379
3.815% 11/1/36 (f)	309	320
3.886% 3/1/34 (f)	421	433
3.998% 2/1/34 (f)	135	140
4% 9/1/13 to 6/1/24	7,332	7,494
4% 2/1/25 (c)	70,000	71,229
4% 2/1/25 (c)	10,000	10,176
4% 2/1/25 (c)	13,000	13,228
4.03% 4/1/36 (f)	3,651	3,828
4.288% 6/1/36 (f)	519	539
4.345% 3/1/35 (f)	295	302
4.372% 11/1/35 (f)	298	310
4.43% 3/1/35 (f)	605	625
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.461% 7/1/35 (f)	$ 750	$ 778
4.5% 2/1/25 (c)	13,000	13,526
4.5% 3/1/39 to 9/1/39	38,218	38,670
4.5% 2/1/40 (c)(d)	1,000	1,010
4.5% 2/1/40 (c)	1,000	1,010
4.5% 2/1/40 (c)	3,000	3,031
4.54% 9/1/35 (f)	3,494	3,634
4.606% 11/1/35 (f)	2,361	2,435
4.729% 11/1/35 (f)	3,498	3,648
4.773% 7/1/35 (f)	2,929	3,033
5% 6/1/14 to 6/1/38	71,560	75,622
5% 2/1/40 (c)	5,200	5,405
5.007% 2/1/34 (f)	3,988	4,191
5.07% 2/1/37 (f)	5,977	6,196
5.144% 7/1/35 (f)	4,627	4,744
5.185% 6/1/35 (f)	31,108	32,022
5.242% 5/1/35 (f)	3,736	3,959
5.397% 8/1/36 (f)	3,504	3,652
5.5% 3/1/12 to 3/1/39	188,848	201,485
5.5% 1/1/40 (c)(d)	119,500	126,749
5.556% 2/1/36 (f)	1,714	1,791
5.75% 9/1/35 (f)	1,238	1,293
5.846% 3/1/36 (f)	4,725	4,991
5.859% 3/1/36 (f)	6,118	6,524
5.86% 5/1/36 (f)	1,877	1,989
6% 4/1/12 to 9/1/38	39,791	43,189
6% 4/1/36 (f)	28,658	30,079
6% 2/1/40 (c)(d)	35,100	37,549
6.213% 3/1/37 (f)	1,244	1,327
6.405% 8/1/36 (f)	19,410	20,695
6.5% 2/1/12 to 4/1/37	23,908	25,945
7% 7/1/13 to 7/1/32	3,871	4,286
7.5% 8/1/10 to 4/1/29	38	40
8.5% 1/1/15 to 7/1/31	341	377
9% 11/1/11 to 5/1/14	311	328
9.5% 4/1/16 to 10/1/20	375	431
11.25% 5/1/14	4	4
11.5% 6/15/19 to 1/15/21	618	687
12.5% 8/1/15 to 3/1/16	1	1
		904,307
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 3.5%
3.25% 3/1/35 (f)	$ 1,817	$ 1,847
3.474% 3/1/35 (f)	1,282	1,319
4% 2/1/25 (c)	13,500	13,741
4.028% 6/1/35 (f)	692	719
4.237% 5/1/35 (f)	1,186	1,226
4.401% 4/1/34 (f)	4,015	4,144
4.5% 8/1/33	3,009	3,071
4.553% 4/1/35 (f)	4,119	4,276
4.787% 2/1/36 (f)	757	793
5% 8/1/35 to 6/1/38	7,227	7,530
5.095% 7/1/35 (f)	2,154	2,214
5.138% 4/1/35 (f)	291	307
5.154% 6/1/35 (f)	1,869	1,937
5.187% 3/1/33 (f)	96	100
5.26% 2/1/36 (f)	234	244
5.495% 1/1/36 (f)	3,729	3,874
5.5% 8/1/16 to 7/1/36	51,666	55,820
5.521% 1/1/36 (f)	2,772	2,900
5.676% 10/1/35 (f)	841	891
5.724% 5/1/37 (f)	2,257	2,311
6% 7/1/16 to 9/1/38	32,105	34,783
6% 2/1/40 (c)(d)	18,500	19,821
6.269% 7/1/36 (f)	2,069	2,205
6.5% 11/1/10 to 3/1/36	31,090	33,788
7% 4/1/11	1	1
7.5% 5/1/11 to 7/1/16	1,045	1,134
8.5% 5/1/17 to 9/1/29	146	165
9% 9/1/14 to 10/1/20	29	32
9.5% 5/1/17 to 8/1/21	185	208
9.75% 8/1/14	112	124
10% 4/1/12 to 8/1/21	11	12
11% 8/1/13 to 5/1/14	39	44
12% 8/1/13 to 3/1/15	1	1
12.5% 2/1/14 to 6/1/19	8	9
13% 9/1/10 to 6/1/15	3	3
		201,594
Government National Mortgage Association - 6.2%
4% 2/1/40 (c)	50,000	49,081
4.5% 2/1/40 (c)	20,000	20,276
5% 9/20/33	57,631	60,472
5% 2/1/40 (c)	5,000	5,202
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5% 2/1/40 (c)	$ 5,600	$ 5,826
5.48% 2/1/59 (j)	29,325	31,603
5.493% 11/20/59 (j)	27,943	30,226
5.5% 7/20/38	710	754
5.5% 2/1/40 (c)	8,000	8,467
5.5% 2/1/40 (c)	9,000	9,526
5.5% 2/1/60 (j)	24,325	26,298
6% 12/15/10 to 1/15/36	85,611	93,073
6.5% 2/15/24 to 10/15/35	13,868	15,194
7% 10/15/26 to 8/15/32	78	86
7.5% 3/15/28 to 8/15/29	74	82
8% 7/15/19 to 12/15/23	941	1,042
8.5% 1/15/25	4	4
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	67	78
		357,291
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,418,154)		1,463,192
Collateralized Mortgage Obligations - 8.0%
U.S. Government Agency - 8.0%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	949	1,040
Series 1993-207 Class H, 6.5% 11/25/23	14,785	16,074
Series 1993-240 Class PD, 6.25% 12/25/13	2,306	2,438
Series 1994-23 Class PZ, 6% 2/25/24	11,679	13,416
Series 1996-28 Class PK, 6.5% 7/25/25	2,849	3,108
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,293
Series 2006-45 Class OP, 6/25/36 (h)	4,749	3,971
Series 2006-62 Class KP, 4/25/36 (h)	10,291	8,220
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,999	2,258
Series 1999-25 Class Z, 6% 6/25/29	4,722	5,137
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	15,943
Series 2003-22 Class IO, 6% 4/25/33 (g)	13,019	2,527
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	13,310
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,339
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (h)	16,796	13,786
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 384 Class 6, 5% 7/25/37 (g)	$ 19,296	$ 3,649
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2106% 8/25/31 (f)	481	489
Series 2002-49 Class FB, 0.8331% 11/18/31 (f)	689	690
Series 2002-60 Class FV, 1.2306% 4/25/32 (f)	296	301
Series 2002-75 Class FA, 1.2306% 11/25/32 (f)	607	617
Series 2007-36:
Class FB, 0.6306% 4/25/37 (f)	28,844	28,419
Class FG, 0.6306% 4/25/37 (f)	5,653	5,568
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,828
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,564
Series 2005-102 Class CO, 11/25/35 (h)	4,851	4,004
Series 2006-12 Class BO, 10/25/35 (h)	21,957	18,446
Series 2006-37 Class OW, 5/25/36 (h)	5,357	4,458
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	14,274	15,462
Series 2001-46 Class ZG, 6% 9/25/31	5,158	5,607
Series 2002-79 Class Z, 5.5% 11/25/22	11,613	12,415
Series 2005-117, Class JN, 4.5% 1/25/36	645	634
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,328
Series 2007-36:
Class GO, 4/25/37 (h)	902	779
Class PO, 4/25/37 (h)	2,034	1,569
Class SB, 6.3694% 4/25/37 (g)(i)	26,407	3,396
Class SG, 6.3694% 4/25/37 (g)(i)	11,738	1,468
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	428	453
Series 3149 Class OD, 5/15/36 (h)	26,959	21,708
sequential payer Series 2114 Class ZM, 6% 1/15/29	1,646	1,791
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.15% 2/15/24 (f)	1,017	1,036
planned amortization class Series 1681 Class PJ, 7% 12/15/23	2,598	2,646
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.8331% 2/15/32 (f)	$ 400	$ 400
Series 2630 Class FL, 0.7331% 6/15/18 (f)	550	552
Series 3008 Class SM, 0% 7/15/35 (f)	250	232
planned amortization class:
Series 1141 Class G, 9% 9/15/21	263	295
Series 1614 Class L, 6.5% 7/15/23	1,130	1,141
Series 2006-15 Class OP, 3/25/36 (h)	6,122	4,894
Series 2356 Class GD, 6% 9/15/16	331	355
Series 2376 Class JE, 5.5% 11/15/16	2,311	2,487
Series 2381 Class OG, 5.5% 11/15/16	1,657	1,792
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,276
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,801
Series 2682 Class LD, 4.5% 10/15/33	777	796
Series 2802 Class OB, 6% 5/15/34	10,455	11,536
Series 2810 Class PD, 6% 6/15/33	995	1,074
Series 2937 Class KC, 4.5% 2/15/20	19,686	20,920
Series 2962 Class BE, 4.5% 4/15/20	15,015	15,826
Series 3077 Class TO, 4/15/35 (h)	13,359	10,894
Series 3110 Class OP, 9/15/35 (h)	12,606	10,406
Series 3119 Class PO, 2/15/36 (h)	15,389	12,298
Series 3121 Class KO, 3/15/36 (h)	4,917	4,275
Series 3123 Class LO, 3/15/36 (h)	10,005	8,040
Series 3145 Class GO, 4/15/36 (h)	8,956	7,197
Series 3151 Class PO, 5/15/36 (h)	9,727	7,798
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,794	1,952
Series 2281 Class ZB, 6% 3/15/30	3,411	3,690
Series 2546 Class MJ, 5.5% 3/15/23	2,861	3,070
Series 2570 Class CU, 4.5% 7/15/17	935	971
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,681
Series 2601 Class TB, 5.5% 4/15/23	869	933
Series 2729 Class GB, 5% 1/15/19	9,255	9,950
Series 2773 Class HC, 4.5% 4/15/19	704	747
Series 2860 Class CP, 4% 10/15/17	876	896
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,155
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,527
Series 3013 Class VJ, 5% 1/15/14	1,391	1,476
Series 2769 Class BU, 5% 3/15/34	1,189	1,174
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2863 Class DB, 4% 9/15/14	$ 969	$ 998
Series 2957 Class SW, 5.7669% 4/15/35 (f)(g)	19,218	2,105
Series 3002 Class SN, 6.2669% 7/15/35 (g)(i)	19,104	2,082
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	6,580	7,129
Series 2877 Class JC, 5% 10/15/34	851	879
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	3,166	3,468
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $435,223)		462,353
Cash Equivalents - 3.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.11%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Government Obligations) # (Cost $202,707)	$ 202,709	202,707
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $6,058,335)		6,188,950
NET OTHER ASSETS - (7.5)%		(431,042)
NET ASSETS - 100%		$ 5,757,908
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.0875% with JPMorgan Chase, Inc.	Dec. 2011	$ 64,000	$ (170)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.4525% with Credit Suisse First Boston	Nov. 2019	39,000	594
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.496% with JPMorgan Chase, Inc.	Dec. 2019	34,000	455
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	20,000	(1,072)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	66,000	(9,989)
Receive semi-annually a fixed rate equal to 1.00% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Dec. 2011	64,000	69
Receive semi-annually a fixed rate equal to 1.1925% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2011	73,000	334
Receive semi-annually a fixed rate equal to 1.335% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Jan. 2012	80,000	(453)
Receive semi-annually a fixed rate equal to 3.3375% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Dec. 2019	34,000	(909)
Receive semi-annually a fixed rate equal to 3.5035% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2019	44,850	(488)
Receive semi-annually a fixed rate equal to 3.62% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2019	47,000	(147)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 3.97% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Jan. 2020	$ 63,000	$ 1,430
Receive semi-annually a fixed rate equal to 4.19% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2013	13,445	1,245
		$ 642,295	$ (9,101)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,283,000 or 0.3% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $432,535,000 or 7.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,502,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$202,707,000 due 2/01/10 at 0.11%
Bank of America, NA	$ 40,983
Barclays Capital, Inc.	27,771
Citigroup Global Markets, Inc.	6,534
Deutsche Bank Securities, Inc.	6,534
Goldman, Sachs & Co.	39,206
HSBC Securities (USA), Inc.	19,603
J.P. Morgan Securities, Inc.	13,069
Mizuho Securities USA, Inc.	42,473
RBC Capital Markets Corp.	6,534
$ 202,707
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,903
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(37)
Cost of Purchases	-
Proceeds of Sales	(512)
Amortization/Accretion	-
Transfers in/out of Level 3	(4,354)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 4,127	$ (13,228)
Total Value of Derivatives	$ 4,127	$ (13,228)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $202,707) - See accompanying schedule: Unaffiliated issuers (cost $6,058,335)		$ 6,188,950
Commitment to sell securities on a delayed delivery basis	$ (368,561)
Receivable for securities sold on a delayed delivery basis	367,619	(942)
Receivable for investments sold Regular delivery		216,281
Delayed delivery		145,959
Receivable for fund shares sold		9,954
Interest receivable		36,750
Unrealized appreciation on swap agreements		4,127
Other receivables		751
Total assets		6,601,830

Liabilities
Payable for investments purchased Regular delivery	$ 262,010
Delayed delivery	552,166
Payable for fund shares redeemed	12,610
Distributions payable	658
Unrealized depreciation on swap agreements	13,228
Accrued management fee	1,512
Distribution fees payable	279
Other affiliated payables	707
Other payables and accrued expenses	752
Total liabilities		843,922

Net Assets		$ 5,757,908
Net Assets consist of:
Paid in capital		$ 5,600,273
Undistributed net investment income		5,204
Accumulated undistributed net realized gain (loss) on investments		31,859
Net unrealized appreciation (depreciation) on investments		120,572
Net Assets		$ 5,757,908

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($430,712 ÷ 40,902 shares)	$ 10.53

Maximum offering price per share (100/96.00 of $10.53)	$ 10.97
Class T: Net Asset Value and redemption price per share ($306,839 ÷ 29,142 shares)	$ 10.53

Maximum offering price per share (100/96.00 of $10.53)	$ 10.97
Class B: Net Asset Value and offering price per share ($40,686 ÷ 3,864 shares)A	$ 10.53

Class C: Net Asset Value and offering price per share ($112,872 ÷ 10,721 shares)A	$ 10.53

Government Income: Net Asset Value, offering price and redemption price per share ($4,627,141 ÷ 440,010 shares)	$ 10.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($239,658 ÷ 22,761 shares)	$ 10.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)

Investment Income
Interest		$ 95,892

Expenses
Management fee	$ 9,157
Transfer agent fees	3,284
Distribution fees	1,727
Fund wide operations fee	958
Independent trustees' compensation	10
Interest	8
Miscellaneous	11
Total expenses		15,155
Net investment income		80,737
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	78,427
Swap agreements	(132)
Total net realized gain (loss)		78,295
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,514)
Swap agreements	(1,231)
Delayed delivery commitments	2,024
Total change in net unrealized appreciation (depreciation)		(17,721)
Net gain (loss)		60,574
Net increase (decrease) in net assets resulting from operations		$ 141,311

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 80,737	$ 270,344
Net realized gain (loss)	78,295	269,781
Change in net unrealized appreciation (depreciation)	(17,721)	95,852
Net increase (decrease) in net assets resulting from operations	141,311	635,977
Distributions to shareholders from net investment income	(77,417)	(271,454)
Distributions to shareholders from net realized gain	(196,760)	(88,360)
Total distributions	(274,177)	(359,814)
Share transactions - net increase (decrease)	112,762	(3,981,793)
Total increase (decrease) in net assets	(20,104)	(3,705,630)

Net Assets
Beginning of period	5,778,012	9,483,642
End of period (including undistributed net investment income of $5,204 and undistributed net investment income of $1,884, respectively)	$ 5,757,908	$ 5,778,012

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.135	.356	.402	.311
Net realized and unrealized gain (loss)	.119	.466	.387	.033
Total from investment operations	.254	.822	.789	.344
Distributions from net investment income	(.129)	(.352)	(.399)	(.314)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.494)	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	2.40%	8.03%	7.96%	3.49%
Ratios to Average Net Assets G
Expenses before reductions	.76% A	.77%	.81%	.78% A
Expenses net of fee waivers, if any	.76% A	.77%	.81%	.78% A
Expenses net of all reductions	.76% A	.77%	.80%	.77% A
Net investment income	2.53% A	3.33%	3.88%	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 431	$ 437	$ 232	$ 145
Portfolio turnover rate	338% A	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.135	.357	.404	.306
Net realized and unrealized gain (loss)	.119	.466	.387	.036
Total from investment operations	.254	.823	.791	.342
Distributions from net investment income	(.129)	(.353)	(.401)	(.312)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.494)	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	2.41%	8.04%	7.98%	3.46%
Ratios to Average Net Assets G
Expenses before reductions	.75% A	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.75% A	.76%	.78%	.79% A
Expenses net of all reductions	.75% A	.76%	.78%	.79% A
Net investment income	2.53% A	3.33%	3.90%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 307	$ 324	$ 236	$ 181
Portfolio turnover rate	338% A	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.096	.278	.329	.251
Net realized and unrealized gain (loss)	.119	.467	.387	.037
Total from investment operations	.215	.745	.716	.288
Distributions from net investment income	(.090)	(.275)	(.326)	(.258)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.455)	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	2.03%	7.25%	7.21%	2.91%
Ratios to Average Net Assets G
Expenses before reductions	1.49% A	1.50%	1.51%	1.50% A
Expenses net of fee waivers, if any	1.49% A	1.50%	1.51%	1.50% A
Expenses net of all reductions	1.49% A	1.50%	1.50%	1.50% A
Net investment income	1.80% A	2.60%	3.17%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 48	$ 41	$ 43
Portfolio turnover rate	338% A	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.096	.275	.326	.249
Net realized and unrealized gain (loss)	.119	.468	.387	.033
Total from investment operations	.215	.743	.713	.282
Distributions from net investment income	(.090)	(.273)	(.323)	(.252)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.455)	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	2.02%	7.23%	7.18%	2.85%
Ratios to Average Net Assets G
Expenses before reductions	1.50% A	1.52%	1.53%	1.55% A
Expenses net of fee waivers, if any	1.50% A	1.52%	1.53%	1.55% A
Expenses net of all reductions	1.50% A	1.51%	1.53%	1.55% A
Net investment income	1.79% A	2.58%	3.15%	3.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 113	$ 131	$ 71	$ 39
Portfolio turnover rate	338% A	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Government Income

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.38	$ 10.00	$ 9.95	$ 10.20	$ 10.13
Income from Investment Operations
Net investment income D	.151	.390	.438	.443	.429	.329
Net realized and unrealized gain (loss)	.120	.476	.378	.068	(.274)	.097
Total from investment operations	.271	.866	.816	.511	.155	.426
Distributions from net investment income	(.146)	(.386)	(.436)	(.456)	(.405)	(.321)
Distributions from net realized gain	(.365)	(.100)	-	(.005)	-	(.035)
Total distributions	(.511)	(.486)	(.436)	(.461)	(.405)	(.356)
Net asset value, end of period	$ 10.52	$ 10.76	$ 10.38	$ 10.00	$ 9.95	$ 10.20
Total Return B, C	2.57%	8.49%	8.25%	5.22%	1.56%	4.24%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.58%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.58%
Expenses net of all reductions	.45% A	.45%	.45%	.44%	.44%	.58%
Net investment income	2.84% A	3.65%	4.23%	4.42%	4.27%	3.21%
Supplemental Data
Net assets, end of period (in millions)	$ 4,627	$ 4,638	$ 8,154	$ 6,118	$ 5,331	$ 5,127
Portfolio turnover rate	338% A	380% F	269%	164% F	108%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income D	.147	.385	.432	.329
Net realized and unrealized gain (loss)	.120	.466	.388	.034
Total from investment operations	.267	.851	.820	.363
Distributions from net investment income	(.142)	(.381)	(.430)	(.333)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.507)	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.40	$ 10.01
Total Return B, C	2.53%	8.32%	8.28%	3.67%
Ratios to Average Net Assets F
Expenses before reductions	.52% A	.51%	.51%	.53% A
Expenses net of fee waivers, if any	.52% A	.51%	.51%	.53% A
Expenses net of all reductions	.52% A	.51%	.51%	.53% A
Net investment income	2.76% A	3.59%	4.17%	4.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 240	$ 200	$ 750	$ 715
Portfolio turnover rate	338% A	380% G	269%	164% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Government Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued
(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and are generally categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued
(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, futures transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 144,432
Gross unrealized depreciation	(15,046)
Net unrealized appreciation (depreciation)	$ 129,386

Tax cost	$ 6,059,564

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued
(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Semiannual Report

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Swap Agreements	$ (132)	$ (1,231)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (132)	$ (1,231)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(132) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(1,231) for swap agreements.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 544	$ 27
Class T	-%	.25%	392	197
Class B	.65%	.25%	198	143
Class C	.75%	.25%	593	152
			$ 1,727	$ 519

Semiannual Report

Notes to Financial Statements (Unaudited) - continued
(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30
Class T	6
Class B*	57
Class C*	14
$ 107

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 360.16
Class T	247.16
Class B	55.25
Class C	94.16
Government Income	2,331.10
Institutional Class	197.18
	$ 3,284

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $130.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued
(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 5,278	$ 13,006
Class T	3,824	10,251
Class B	376	1,363
Class C	1,010	3,300
Government Income	63,988	226,663
Institutional Class	2,941	16,871
Total	$ 77,417	$ 271,454
From net realized gain
Class A	$ 14,726	$ 2,833
Class T	10,744	2,506
Class B	1,543	436
Class C	4,162	907
Government Income	158,363	74,900
Institutional Class	7,222	6,778
Total	$ 196,760	$ 88,360

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	8,880	35,692	$ 94,254	$ 380,999
Issued in exchange for shares of Capital One U.S. Government Income Fund	-	6,641	-	70,327
Reinvestment of distributions	1,614	1,253	17,070	13,436
Shares redeemed	(10,115)	(25,396)	(107,247)	(272,901)
Net increase (decrease)	379	18,190	$ 4,077	$ 191,861
Class T
Shares sold	6,116	23,887	$ 64,883	$ 254,848
Reinvestment of distributions	1,340	1,145	14,167	12,255
Shares redeemed	(8,383)	(17,656)	(88,870)	(189,289)
Net increase (decrease)	(927)	7,376	$ (9,820)	$ 77,814

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class B
Shares sold	495	4,098	$ 5,255	$ 43,522
Reinvestment of distributions	148	135	1,562	1,442
Shares redeemed	(1,277)	(3,673)	(13,536)	(39,286)
Net increase (decrease)	(634)	560	$ (6,719)	$ 5,678
Class C
Shares sold	1,657	12,983	$ 17,525	$ 137,496
Reinvestment of distributions	348	275	3,676	2,940
Shares redeemed	(3,433)	(7,938)	(36,356)	(84,780)
Net increase (decrease)	(1,428)	5,320	$ (15,155)	$ 55,656
Government Income
Shares sold	80,432	375,847	$ 852,434	$ 3,997,128
Reinvestment of distributions	20,136	27,412	212,612	291,319
Shares redeemed	(91,615)	(757,431)	(968,590)	(8,030,938)
Net increase (decrease)	8,953	(354,172)	$ 96,456	$ (3,742,491)
Institutional Class
Shares sold	6,389	21,256	$ 67,614	$ 226,158
Reinvestment of distributions	938	2,190	9,913	23,273
Shares redeemed	(3,174)	(76,962)	(33,604)	(819,742)
Net increase (decrease)	4,153	(53,516)	$ 43,923	$ (570,311)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One U.S. Government Income Fund pursuant to an agreement and plan of reorganization approved by the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued
(Amounts in thousands except ratios)

11. Merger Information - continued

Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 6,641 shares of Class A of the Fund for 7,089 shares then outstanding (valued at $9.92 per share) of Capital One U.S. Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Capital One U.S. Government Income Fund's net assets were combined with the Fund's net assets of $7,489,277 for total net assets after the acquisition of $7,559,604.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Government Income (retail class) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Government Income (retail class) and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Government Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Government Income (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Government Income (retail class) to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2008.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Semiannual Report

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST) 1-800-544-5555

Automated line for quickest service

GVT-USAN-0310
1.789284.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Government Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2010

Class A, Class T, Class B, and Class C are classes of Fidelity® Government Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	.76%
Actual		$ 1,000.00	$ 1,024.00	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.75%
Actual		$ 1,000.00	$ 1,024.10	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.49%
Actual		$ 1,000.00	$ 1,020.30	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.50%
Actual		$ 1,000.00	$ 1,020.20	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Government Income	.45%
Actual		$ 1,000.00	$ 1,025.70	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,025.30	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	2.3	2.3
0.01 - 0.99%	7.6	0.7
1 - 1.99%	22.7	15.4
2 - 2.99%	9.2	7.6
3 - 3.99%	10.3	8.1
4 - 4.99%	10.0	9.7
5 - 5.99%	19.2	28.3
6 - 6.99%	10.9	14.1
7% and over	4.6	4.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2010
6 months ago
Years	5.2	5.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2010
6 months ago
Years	4.6	4.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Mortgage Securities 25.4%		Mortgage Securities 31.7%
	CMOs and Other Mortgage Related Securities 8.0%		CMOs and Other Mortgage Related Securities 12.7%
	U.S. Treasury Obligations 48.4%		U.S. Treasury Obligations 34.7%
	U.S. Government Agency Obligations† 22.2%		U.S. Government Agency Obligations† 26.0%
	Short-Term Investments and Net Other Assets*** (4.0)%		Short-Term Investments and Net Other Assets*** (5.1)%
* Futures and Swaps	3.6%	** Futures and Swaps	1.2%

† Includes FDIC Guaranteed Corporate Securities
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 70.6%
	Principal Amount (000s)	Value (000s)
Other Government Related - 7.5%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (b)	$ 6,060	$ 6,179
3.125% 6/15/12 (FDIC Guaranteed) (b)	3,719	3,881
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (b)	18,670	18,876
1.875% 5/7/12 (FDIC Guaranteed) (b)	87,150	88,555
1.875% 6/4/12 (FDIC Guaranteed) (b)	33,000	33,465
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (b)	40,500	40,820
1.875% 11/15/12 (FDIC Guaranteed) (b)	18,920	19,066
2% 3/30/12 (FDIC Guaranteed) (b)	16,000	16,297
2.125% 7/12/12 (FDIC Guaranteed) (b)	8,784	8,944
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (b)	60,000	60,882
2% 9/28/12 (FDIC Guaranteed) (b)	11,000	11,144
2.625% 12/28/12 (FDIC Guaranteed) (b)	16,154	16,606
3% 12/9/11 (FDIC Guaranteed) (b)	4,720	4,901
GMAC, Inc. 1.75% 10/31/12 (FDIC Guaranteed) (b)	51,106	51,309
Goldman Sachs Group, Inc.:
1.625% 7/15/11 (FDIC Guaranteed) (b)	2,041	2,068
3.25% 6/15/12 (FDIC Guaranteed) (b)	3,714	3,889
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (b)	790	822
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (b)	43,000	44,831
TOTAL OTHER GOVERNMENT RELATED		432,535
U.S. Government Agency Obligations - 14.7%
Fannie Mae:
1.75% 2/22/13	51,700	51,847
4.75% 11/19/12	7,255	7,899
Federal Home Loan Bank:
1.5% 1/16/13	152,470	152,103
3.625% 10/18/13	78,950	83,395
Freddie Mac:
1.375% 1/9/13	109,669	109,063
1.75% 6/15/12	92,572	93,729
4.875% 11/15/13	600	662
5% 1/30/14	25,000	27,617
6.875% 9/15/10	38,000	39,579
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	121,610
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Israeli State (guaranteed by U.S. Government through Agency for International Development): - continued
6.8% 2/15/12	$ 19,679	$ 20,714
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	4,092	4,354
6.99% 5/21/16	15,479	17,652
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,192
5.66% 9/15/11 (a)	18,000	19,283
5.685% 5/15/12	24,035	26,439
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	4,717	4,957
Series 2002-20K Class 1, 5.08% 11/1/22	10,168	10,796
Series 2003-P10B, Class 1 5.136% 8/10/13	4,551	4,809
Series 2004-20H Class 1, 5.17% 8/1/24	2,948	3,144
Tennessee Valley Authority:
5.25% 9/15/39	12,000	12,163
5.375% 4/1/56	8,429	8,552
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		845,559
U.S. Treasury Obligations - 48.4%
U.S. Treasury Bonds:
4.25% 5/15/39	30,094	28,853
4.375% 2/15/38	35,860	35,266
4.375% 11/15/39	21,000	20,554
4.5% 8/15/39	15,000	14,991
5% 5/15/37	68,200	74,157
5.25% 2/15/29	72,363	80,470
6.125% 11/15/27	37,365	45,679
6.125% 8/15/29	20,127	24,775
6.25% 8/15/23	43,500	53,192
7.25% 5/15/16 (e)	132,937	166,701
7.5% 11/15/16	45,574	58,146
8% 11/15/21 (e)	14,605	20,267
9.875% 11/15/15	10,285	14,303
U.S. Treasury Notes:
0.75% 11/30/11	19,997	20,003
0.875% 3/31/11	13,870	13,951
0.875% 4/30/11	200,000	201,156
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 1/31/12 (c)	$ 197,810	$ 197,996
1% 12/31/11	153,131	153,753
1.125% 12/15/11	23,015	23,174
1.125% 1/15/12	8,964	9,019
1.25% 11/30/10	271,435	273,638
1.375% 1/15/13	7,469	7,471
1.5% 10/31/10	34,835	35,159
1.75% 11/15/11	22,521	22,939
1.875% 6/15/12	83,319	84,946
1.875% 2/28/14	5,720	5,711
1.875% 4/30/14	65,909	65,590
2% 11/30/13	25,398	25,598
2.375% 8/31/14	20,000	20,197
2.375% 9/30/14	30,000	30,246
2.375% 10/31/14	108,310	109,021
2.625% 6/30/14	29,000	29,686
2.625% 7/31/14	137,808	140,866
2.625% 12/31/14	75,586	76,720
2.625% 4/30/16	48,591	47,984
2.75% 11/30/16	10,000	9,825
2.75% 2/15/19	13,700	12,883
3% 8/31/16	71,484	71,685
3.125% 8/31/13	36,935	38,805
3.125% 9/30/13	18,130	19,041
3.125% 10/31/16	18,608	18,734
3.125% 1/31/17	130,703	131,091
3.375% 11/15/19	55,683	54,639
3.625% 5/15/13	19,440	20,787
3.625% 8/15/19	51,025	51,184
3.75% 11/15/18	15,801	16,134
4% 2/15/15	23,619	25,509
4.25% 11/15/17	27,475	29,364
4.5% 5/15/17	24,685	26,916
4.625% 8/31/11	593	631
4.625% 7/31/12	20	22
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.625% 11/15/16	$ 8,000	$ 8,824
4.75% 8/15/17	12,983	14,352
TOTAL U.S. TREASURY OBLIGATIONS		2,782,604
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,002,251)		4,060,698
U.S. Government Agency - Mortgage Securities - 25.4%

Fannie Mae - 15.7%
2.454% 10/1/33 (f)	167	171
2.55% 4/1/36 (f)	2,348	2,396
2.6% 10/1/33 (f)	395	402
2.612% 12/1/34 (f)	657	670
2.7% 2/1/33 (f)	432	440
2.727% 11/1/33 (f)	1,125	1,170
2.79% 8/1/35 (f)	2,044	2,124
2.799% 10/1/33 (f)	327	339
2.973% 7/1/35 (f)	190	194
3.046% 3/1/35 (f)	85	87
3.107% 7/1/35 (f)	1,732	1,797
3.255% 3/1/35 (f)	258	265
3.265% 9/1/34 (f)	4,259	4,394
3.358% 7/1/34 (f)	234	241
3.36% 1/1/40 (f)	60,525	61,547
3.383% 7/1/35 (f)	1,684	1,741
3.548% 4/1/35 (f)	1,326	1,379
3.815% 11/1/36 (f)	309	320
3.886% 3/1/34 (f)	421	433
3.998% 2/1/34 (f)	135	140
4% 9/1/13 to 6/1/24	7,332	7,494
4% 2/1/25 (c)	70,000	71,229
4% 2/1/25 (c)	10,000	10,176
4% 2/1/25 (c)	13,000	13,228
4.03% 4/1/36 (f)	3,651	3,828
4.288% 6/1/36 (f)	519	539
4.345% 3/1/35 (f)	295	302
4.372% 11/1/35 (f)	298	310
4.43% 3/1/35 (f)	605	625
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.461% 7/1/35 (f)	$ 750	$ 778
4.5% 2/1/25 (c)	13,000	13,526
4.5% 3/1/39 to 9/1/39	38,218	38,670
4.5% 2/1/40 (c)(d)	1,000	1,010
4.5% 2/1/40 (c)	1,000	1,010
4.5% 2/1/40 (c)	3,000	3,031
4.54% 9/1/35 (f)	3,494	3,634
4.606% 11/1/35 (f)	2,361	2,435
4.729% 11/1/35 (f)	3,498	3,648
4.773% 7/1/35 (f)	2,929	3,033
5% 6/1/14 to 6/1/38	71,560	75,622
5% 2/1/40 (c)	5,200	5,405
5.007% 2/1/34 (f)	3,988	4,191
5.07% 2/1/37 (f)	5,977	6,196
5.144% 7/1/35 (f)	4,627	4,744
5.185% 6/1/35 (f)	31,108	32,022
5.242% 5/1/35 (f)	3,736	3,959
5.397% 8/1/36 (f)	3,504	3,652
5.5% 3/1/12 to 3/1/39	188,848	201,485
5.5% 1/1/40 (c)(d)	119,500	126,749
5.556% 2/1/36 (f)	1,714	1,791
5.75% 9/1/35 (f)	1,238	1,293
5.846% 3/1/36 (f)	4,725	4,991
5.859% 3/1/36 (f)	6,118	6,524
5.86% 5/1/36 (f)	1,877	1,989
6% 4/1/12 to 9/1/38	39,791	43,189
6% 4/1/36 (f)	28,658	30,079
6% 2/1/40 (c)(d)	35,100	37,549
6.213% 3/1/37 (f)	1,244	1,327
6.405% 8/1/36 (f)	19,410	20,695
6.5% 2/1/12 to 4/1/37	23,908	25,945
7% 7/1/13 to 7/1/32	3,871	4,286
7.5% 8/1/10 to 4/1/29	38	40
8.5% 1/1/15 to 7/1/31	341	377
9% 11/1/11 to 5/1/14	311	328
9.5% 4/1/16 to 10/1/20	375	431
11.25% 5/1/14	4	4
11.5% 6/15/19 to 1/15/21	618	687
12.5% 8/1/15 to 3/1/16	1	1
		904,307
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 3.5%
3.25% 3/1/35 (f)	$ 1,817	$ 1,847
3.474% 3/1/35 (f)	1,282	1,319
4% 2/1/25 (c)	13,500	13,741
4.028% 6/1/35 (f)	692	719
4.237% 5/1/35 (f)	1,186	1,226
4.401% 4/1/34 (f)	4,015	4,144
4.5% 8/1/33	3,009	3,071
4.553% 4/1/35 (f)	4,119	4,276
4.787% 2/1/36 (f)	757	793
5% 8/1/35 to 6/1/38	7,227	7,530
5.095% 7/1/35 (f)	2,154	2,214
5.138% 4/1/35 (f)	291	307
5.154% 6/1/35 (f)	1,869	1,937
5.187% 3/1/33 (f)	96	100
5.26% 2/1/36 (f)	234	244
5.495% 1/1/36 (f)	3,729	3,874
5.5% 8/1/16 to 7/1/36	51,666	55,820
5.521% 1/1/36 (f)	2,772	2,900
5.676% 10/1/35 (f)	841	891
5.724% 5/1/37 (f)	2,257	2,311
6% 7/1/16 to 9/1/38	32,105	34,783
6% 2/1/40 (c)(d)	18,500	19,821
6.269% 7/1/36 (f)	2,069	2,205
6.5% 11/1/10 to 3/1/36	31,090	33,788
7% 4/1/11	1	1
7.5% 5/1/11 to 7/1/16	1,045	1,134
8.5% 5/1/17 to 9/1/29	146	165
9% 9/1/14 to 10/1/20	29	32
9.5% 5/1/17 to 8/1/21	185	208
9.75% 8/1/14	112	124
10% 4/1/12 to 8/1/21	11	12
11% 8/1/13 to 5/1/14	39	44
12% 8/1/13 to 3/1/15	1	1
12.5% 2/1/14 to 6/1/19	8	9
13% 9/1/10 to 6/1/15	3	3
		201,594
Government National Mortgage Association - 6.2%
4% 2/1/40 (c)	50,000	49,081
4.5% 2/1/40 (c)	20,000	20,276
5% 9/20/33	57,631	60,472
5% 2/1/40 (c)	5,000	5,202
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5% 2/1/40 (c)	$ 5,600	$ 5,826
5.48% 2/1/59 (j)	29,325	31,603
5.493% 11/20/59 (j)	27,943	30,226
5.5% 7/20/38	710	754
5.5% 2/1/40 (c)	8,000	8,467
5.5% 2/1/40 (c)	9,000	9,526
5.5% 2/1/60 (j)	24,325	26,298
6% 12/15/10 to 1/15/36	85,611	93,073
6.5% 2/15/24 to 10/15/35	13,868	15,194
7% 10/15/26 to 8/15/32	78	86
7.5% 3/15/28 to 8/15/29	74	82
8% 7/15/19 to 12/15/23	941	1,042
8.5% 1/15/25	4	4
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	67	78
		357,291
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,418,154)		1,463,192
Collateralized Mortgage Obligations - 8.0%
U.S. Government Agency - 8.0%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	949	1,040
Series 1993-207 Class H, 6.5% 11/25/23	14,785	16,074
Series 1993-240 Class PD, 6.25% 12/25/13	2,306	2,438
Series 1994-23 Class PZ, 6% 2/25/24	11,679	13,416
Series 1996-28 Class PK, 6.5% 7/25/25	2,849	3,108
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,293
Series 2006-45 Class OP, 6/25/36 (h)	4,749	3,971
Series 2006-62 Class KP, 4/25/36 (h)	10,291	8,220
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,999	2,258
Series 1999-25 Class Z, 6% 6/25/29	4,722	5,137
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	15,943
Series 2003-22 Class IO, 6% 4/25/33 (g)	13,019	2,527
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	13,310
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,339
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (h)	16,796	13,786
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 384 Class 6, 5% 7/25/37 (g)	$ 19,296	$ 3,649
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2106% 8/25/31 (f)	481	489
Series 2002-49 Class FB, 0.8331% 11/18/31 (f)	689	690
Series 2002-60 Class FV, 1.2306% 4/25/32 (f)	296	301
Series 2002-75 Class FA, 1.2306% 11/25/32 (f)	607	617
Series 2007-36:
Class FB, 0.6306% 4/25/37 (f)	28,844	28,419
Class FG, 0.6306% 4/25/37 (f)	5,653	5,568
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,828
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,564
Series 2005-102 Class CO, 11/25/35 (h)	4,851	4,004
Series 2006-12 Class BO, 10/25/35 (h)	21,957	18,446
Series 2006-37 Class OW, 5/25/36 (h)	5,357	4,458
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	14,274	15,462
Series 2001-46 Class ZG, 6% 9/25/31	5,158	5,607
Series 2002-79 Class Z, 5.5% 11/25/22	11,613	12,415
Series 2005-117, Class JN, 4.5% 1/25/36	645	634
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,328
Series 2007-36:
Class GO, 4/25/37 (h)	902	779
Class PO, 4/25/37 (h)	2,034	1,569
Class SB, 6.3694% 4/25/37 (g)(i)	26,407	3,396
Class SG, 6.3694% 4/25/37 (g)(i)	11,738	1,468
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	428	453
Series 3149 Class OD, 5/15/36 (h)	26,959	21,708
sequential payer Series 2114 Class ZM, 6% 1/15/29	1,646	1,791
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.15% 2/15/24 (f)	1,017	1,036
planned amortization class Series 1681 Class PJ, 7% 12/15/23	2,598	2,646
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.8331% 2/15/32 (f)	$ 400	$ 400
Series 2630 Class FL, 0.7331% 6/15/18 (f)	550	552
Series 3008 Class SM, 0% 7/15/35 (f)	250	232
planned amortization class:
Series 1141 Class G, 9% 9/15/21	263	295
Series 1614 Class L, 6.5% 7/15/23	1,130	1,141
Series 2006-15 Class OP, 3/25/36 (h)	6,122	4,894
Series 2356 Class GD, 6% 9/15/16	331	355
Series 2376 Class JE, 5.5% 11/15/16	2,311	2,487
Series 2381 Class OG, 5.5% 11/15/16	1,657	1,792
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,276
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,801
Series 2682 Class LD, 4.5% 10/15/33	777	796
Series 2802 Class OB, 6% 5/15/34	10,455	11,536
Series 2810 Class PD, 6% 6/15/33	995	1,074
Series 2937 Class KC, 4.5% 2/15/20	19,686	20,920
Series 2962 Class BE, 4.5% 4/15/20	15,015	15,826
Series 3077 Class TO, 4/15/35 (h)	13,359	10,894
Series 3110 Class OP, 9/15/35 (h)	12,606	10,406
Series 3119 Class PO, 2/15/36 (h)	15,389	12,298
Series 3121 Class KO, 3/15/36 (h)	4,917	4,275
Series 3123 Class LO, 3/15/36 (h)	10,005	8,040
Series 3145 Class GO, 4/15/36 (h)	8,956	7,197
Series 3151 Class PO, 5/15/36 (h)	9,727	7,798
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,794	1,952
Series 2281 Class ZB, 6% 3/15/30	3,411	3,690
Series 2546 Class MJ, 5.5% 3/15/23	2,861	3,070
Series 2570 Class CU, 4.5% 7/15/17	935	971
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,681
Series 2601 Class TB, 5.5% 4/15/23	869	933
Series 2729 Class GB, 5% 1/15/19	9,255	9,950
Series 2773 Class HC, 4.5% 4/15/19	704	747
Series 2860 Class CP, 4% 10/15/17	876	896
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,155
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,527
Series 3013 Class VJ, 5% 1/15/14	1,391	1,476
Series 2769 Class BU, 5% 3/15/34	1,189	1,174
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2863 Class DB, 4% 9/15/14	$ 969	$ 998
Series 2957 Class SW, 5.7669% 4/15/35 (f)(g)	19,218	2,105
Series 3002 Class SN, 6.2669% 7/15/35 (g)(i)	19,104	2,082
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	6,580	7,129
Series 2877 Class JC, 5% 10/15/34	851	879
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	3,166	3,468
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $435,223)		462,353
Cash Equivalents - 3.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.11%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Government Obligations) # (Cost $202,707)	$ 202,709	202,707
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $6,058,335)		6,188,950
NET OTHER ASSETS - (7.5)%		(431,042)
NET ASSETS - 100%		$ 5,757,908
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.0875% with JPMorgan Chase, Inc.	Dec. 2011	$ 64,000	$ (170)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.4525% with Credit Suisse First Boston	Nov. 2019	39,000	594
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.496% with JPMorgan Chase, Inc.	Dec. 2019	34,000	455
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	20,000	(1,072)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	66,000	(9,989)
Receive semi-annually a fixed rate equal to 1.00% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Dec. 2011	64,000	69
Receive semi-annually a fixed rate equal to 1.1925% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2011	73,000	334
Receive semi-annually a fixed rate equal to 1.335% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Jan. 2012	80,000	(453)
Receive semi-annually a fixed rate equal to 3.3375% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Dec. 2019	34,000	(909)
Receive semi-annually a fixed rate equal to 3.5035% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2019	44,850	(488)
Receive semi-annually a fixed rate equal to 3.62% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2019	47,000	(147)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 3.97% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Jan. 2020	$ 63,000	$ 1,430
Receive semi-annually a fixed rate equal to 4.19% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2013	13,445	1,245
		$ 642,295	$ (9,101)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,283,000 or 0.3% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $432,535,000 or 7.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,502,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$202,707,000 due 2/01/10 at 0.11%
Bank of America, NA	$ 40,983
Barclays Capital, Inc.	27,771
Citigroup Global Markets, Inc.	6,534
Deutsche Bank Securities, Inc.	6,534
Goldman, Sachs & Co.	39,206
HSBC Securities (USA), Inc.	19,603
J.P. Morgan Securities, Inc.	13,069
Mizuho Securities USA, Inc.	42,473
RBC Capital Markets Corp.	6,534
$ 202,707
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,903
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(37)
Cost of Purchases	-
Proceeds of Sales	(512)
Amortization/Accretion	-
Transfers in/out of Level 3	(4,354)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 4,127	$ (13,228)
Total Value of Derivatives	$ 4,127	$ (13,228)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $202,707) - See accompanying schedule: Unaffiliated issuers (cost $6,058,335)		$ 6,188,950
Commitment to sell securities on a delayed delivery basis	$ (368,561)
Receivable for securities sold on a delayed delivery basis	367,619	(942)
Receivable for investments sold Regular delivery		216,281
Delayed delivery		145,959
Receivable for fund shares sold		9,954
Interest receivable		36,750
Unrealized appreciation on swap agreements		4,127
Other receivables		751
Total assets		6,601,830

Liabilities
Payable for investments purchased Regular delivery	$ 262,010
Delayed delivery	552,166
Payable for fund shares redeemed	12,610
Distributions payable	658
Unrealized depreciation on swap agreements	13,228
Accrued management fee	1,512
Distribution fees payable	279
Other affiliated payables	707
Other payables and accrued expenses	752
Total liabilities		843,922

Net Assets		$ 5,757,908
Net Assets consist of:
Paid in capital		$ 5,600,273
Undistributed net investment income		5,204
Accumulated undistributed net realized gain (loss) on investments		31,859
Net unrealized appreciation (depreciation) on investments		120,572
Net Assets		$ 5,757,908

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($430,712 ÷ 40,902 shares)	$ 10.53

Maximum offering price per share (100/96.00 of $10.53)	$ 10.97
Class T: Net Asset Value and redemption price per share ($306,839 ÷ 29,142 shares)	$ 10.53

Maximum offering price per share (100/96.00 of $10.53)	$ 10.97
Class B: Net Asset Value and offering price per share ($40,686 ÷ 3,864 shares)A	$ 10.53

Class C: Net Asset Value and offering price per share ($112,872 ÷ 10,721 shares)A	$ 10.53

Government Income: Net Asset Value, offering price and redemption price per share ($4,627,141 ÷ 440,010 shares)	$ 10.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($239,658 ÷ 22,761 shares)	$ 10.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)

Investment Income
Interest		$ 95,892

Expenses
Management fee	$ 9,157
Transfer agent fees	3,284
Distribution fees	1,727
Fund wide operations fee	958
Independent trustees' compensation	10
Interest	8
Miscellaneous	11
Total expenses		15,155
Net investment income		80,737
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	78,427
Swap agreements	(132)
Total net realized gain (loss)		78,295
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,514)
Swap agreements	(1,231)
Delayed delivery commitments	2,024
Total change in net unrealized appreciation (depreciation)		(17,721)
Net gain (loss)		60,574
Net increase (decrease) in net assets resulting from operations		$ 141,311

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 80,737	$ 270,344
Net realized gain (loss)	78,295	269,781
Change in net unrealized appreciation (depreciation)	(17,721)	95,852
Net increase (decrease) in net assets resulting from operations	141,311	635,977
Distributions to shareholders from net investment income	(77,417)	(271,454)
Distributions to shareholders from net realized gain	(196,760)	(88,360)
Total distributions	(274,177)	(359,814)
Share transactions - net increase (decrease)	112,762	(3,981,793)
Total increase (decrease) in net assets	(20,104)	(3,705,630)

Net Assets
Beginning of period	5,778,012	9,483,642
End of period (including undistributed net investment income of $5,204 and undistributed net investment income of $1,884, respectively)	$ 5,757,908	$ 5,778,012

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.135	.356	.402	.311
Net realized and unrealized gain (loss)	.119	.466	.387	.033
Total from investment operations	.254	.822	.789	.344
Distributions from net investment income	(.129)	(.352)	(.399)	(.314)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.494)	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	2.40%	8.03%	7.96%	3.49%
Ratios to Average Net Assets G
Expenses before reductions	.76% A	.77%	.81%	.78% A
Expenses net of fee waivers, if any	.76% A	.77%	.81%	.78% A
Expenses net of all reductions	.76% A	.77%	.80%	.77% A
Net investment income	2.53% A	3.33%	3.88%	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 431	$ 437	$ 232	$ 145
Portfolio turnover rate	338% A	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.135	.357	.404	.306
Net realized and unrealized gain (loss)	.119	.466	.387	.036
Total from investment operations	.254	.823	.791	.342
Distributions from net investment income	(.129)	(.353)	(.401)	(.312)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.494)	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	2.41%	8.04%	7.98%	3.46%
Ratios to Average Net Assets G
Expenses before reductions	.75% A	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.75% A	.76%	.78%	.79% A
Expenses net of all reductions	.75% A	.76%	.78%	.79% A
Net investment income	2.53% A	3.33%	3.90%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 307	$ 324	$ 236	$ 181
Portfolio turnover rate	338% A	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.096	.278	.329	.251
Net realized and unrealized gain (loss)	.119	.467	.387	.037
Total from investment operations	.215	.745	.716	.288
Distributions from net investment income	(.090)	(.275)	(.326)	(.258)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.455)	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	2.03%	7.25%	7.21%	2.91%
Ratios to Average Net Assets G
Expenses before reductions	1.49% A	1.50%	1.51%	1.50% A
Expenses net of fee waivers, if any	1.49% A	1.50%	1.51%	1.50% A
Expenses net of all reductions	1.49% A	1.50%	1.50%	1.50% A
Net investment income	1.80% A	2.60%	3.17%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 48	$ 41	$ 43
Portfolio turnover rate	338% A	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.096	.275	.326	.249
Net realized and unrealized gain (loss)	.119	.468	.387	.033
Total from investment operations	.215	.743	.713	.282
Distributions from net investment income	(.090)	(.273)	(.323)	(.252)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.455)	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	2.02%	7.23%	7.18%	2.85%
Ratios to Average Net Assets G
Expenses before reductions	1.50% A	1.52%	1.53%	1.55% A
Expenses net of fee waivers, if any	1.50% A	1.52%	1.53%	1.55% A
Expenses net of all reductions	1.50% A	1.51%	1.53%	1.55% A
Net investment income	1.79% A	2.58%	3.15%	3.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 113	$ 131	$ 71	$ 39
Portfolio turnover rate	338% A	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Government Income

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.38	$ 10.00	$ 9.95	$ 10.20	$ 10.13
Income from Investment Operations
Net investment income D	.151	.390	.438	.443	.429	.329
Net realized and unrealized gain (loss)	.120	.476	.378	.068	(.274)	.097
Total from investment operations	.271	.866	.816	.511	.155	.426
Distributions from net investment income	(.146)	(.386)	(.436)	(.456)	(.405)	(.321)
Distributions from net realized gain	(.365)	(.100)	-	(.005)	-	(.035)
Total distributions	(.511)	(.486)	(.436)	(.461)	(.405)	(.356)
Net asset value, end of period	$ 10.52	$ 10.76	$ 10.38	$ 10.00	$ 9.95	$ 10.20
Total Return B, C	2.57%	8.49%	8.25%	5.22%	1.56%	4.24%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.58%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.58%
Expenses net of all reductions	.45% A	.45%	.45%	.44%	.44%	.58%
Net investment income	2.84% A	3.65%	4.23%	4.42%	4.27%	3.21%
Supplemental Data
Net assets, end of period (in millions)	$ 4,627	$ 4,638	$ 8,154	$ 6,118	$ 5,331	$ 5,127
Portfolio turnover rate	338% A	380% F	269%	164% F	108%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income D	.147	.385	.432	.329
Net realized and unrealized gain (loss)	.120	.466	.388	.034
Total from investment operations	.267	.851	.820	.363
Distributions from net investment income	(.142)	(.381)	(.430)	(.333)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.507)	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.40	$ 10.01
Total Return B, C	2.53%	8.32%	8.28%	3.67%
Ratios to Average Net Assets F
Expenses before reductions	.52% A	.51%	.51%	.53% A
Expenses net of fee waivers, if any	.52% A	.51%	.51%	.53% A
Expenses net of all reductions	.52% A	.51%	.51%	.53% A
Net investment income	2.76% A	3.59%	4.17%	4.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 240	$ 200	$ 750	$ 715
Portfolio turnover rate	338% A	380% G	269%	164% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Government Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued
(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and are generally categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued
(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, futures transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 144,432
Gross unrealized depreciation	(15,046)
Net unrealized appreciation (depreciation)	$ 129,386

Tax cost	$ 6,059,564

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued
(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Semiannual Report

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Swap Agreements	$ (132)	$ (1,231)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (132)	$ (1,231)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(132) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(1,231) for swap agreements.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 544	$ 27
Class T	-%	.25%	392	197
Class B	.65%	.25%	198	143
Class C	.75%	.25%	593	152
			$ 1,727	$ 519

Semiannual Report

Notes to Financial Statements (Unaudited) - continued
(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30
Class T	6
Class B*	57
Class C*	14
$ 107

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 360.16
Class T	247.16
Class B	55.25
Class C	94.16
Government Income	2,331.10
Institutional Class	197.18
	$ 3,284

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $130.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued
(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 5,278	$ 13,006
Class T	3,824	10,251
Class B	376	1,363
Class C	1,010	3,300
Government Income	63,988	226,663
Institutional Class	2,941	16,871
Total	$ 77,417	$ 271,454
From net realized gain
Class A	$ 14,726	$ 2,833
Class T	10,744	2,506
Class B	1,543	436
Class C	4,162	907
Government Income	158,363	74,900
Institutional Class	7,222	6,778
Total	$ 196,760	$ 88,360

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	8,880	35,692	$ 94,254	$ 380,999
Issued in exchange for shares of Capital One U.S. Government Income Fund	-	6,641	-	70,327
Reinvestment of distributions	1,614	1,253	17,070	13,436
Shares redeemed	(10,115)	(25,396)	(107,247)	(272,901)
Net increase (decrease)	379	18,190	$ 4,077	$ 191,861
Class T
Shares sold	6,116	23,887	$ 64,883	$ 254,848
Reinvestment of distributions	1,340	1,145	14,167	12,255
Shares redeemed	(8,383)	(17,656)	(88,870)	(189,289)
Net increase (decrease)	(927)	7,376	$ (9,820)	$ 77,814

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class B
Shares sold	495	4,098	$ 5,255	$ 43,522
Reinvestment of distributions	148	135	1,562	1,442
Shares redeemed	(1,277)	(3,673)	(13,536)	(39,286)
Net increase (decrease)	(634)	560	$ (6,719)	$ 5,678
Class C
Shares sold	1,657	12,983	$ 17,525	$ 137,496
Reinvestment of distributions	348	275	3,676	2,940
Shares redeemed	(3,433)	(7,938)	(36,356)	(84,780)
Net increase (decrease)	(1,428)	5,320	$ (15,155)	$ 55,656
Government Income
Shares sold	80,432	375,847	$ 852,434	$ 3,997,128
Reinvestment of distributions	20,136	27,412	212,612	291,319
Shares redeemed	(91,615)	(757,431)	(968,590)	(8,030,938)
Net increase (decrease)	8,953	(354,172)	$ 96,456	$ (3,742,491)
Institutional Class
Shares sold	6,389	21,256	$ 67,614	$ 226,158
Reinvestment of distributions	938	2,190	9,913	23,273
Shares redeemed	(3,174)	(76,962)	(33,604)	(819,742)
Net increase (decrease)	4,153	(53,516)	$ 43,923	$ (570,311)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One U.S. Government Income Fund pursuant to an agreement and plan of reorganization approved by the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued
(Amounts in thousands except ratios)

11. Merger Information - continued

Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 6,641 shares of Class A of the Fund for 7,089 shares then outstanding (valued at $9.92 per share) of Capital One U.S. Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Capital One U.S. Government Income Fund's net assets were combined with the Fund's net assets of $7,489,277 for total net assets after the acquisition of $7,559,604.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Government Income (retail class) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Government Income (retail class) and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Government Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Government Income (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Government Income (retail class) to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2008.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Semiannual Report

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AGVT-USAN-0310
1.864213.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Government Income
Fund - Institutional Class

Semiannual Report

January 31, 2010

Institutional Class is a class of
Fidelity® Government Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	.76%
Actual		$ 1,000.00	$ 1,024.00	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.75%
Actual		$ 1,000.00	$ 1,024.10	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.49%
Actual		$ 1,000.00	$ 1,020.30	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.50%
Actual		$ 1,000.00	$ 1,020.20	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Government Income	.45%
Actual		$ 1,000.00	$ 1,025.70	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,025.30	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	2.3	2.3
0.01 - 0.99%	7.6	0.7
1 - 1.99%	22.7	15.4
2 - 2.99%	9.2	7.6
3 - 3.99%	10.3	8.1
4 - 4.99%	10.0	9.7
5 - 5.99%	19.2	28.3
6 - 6.99%	10.9	14.1
7% and over	4.6	4.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2010
6 months ago
Years	5.2	5.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2010
6 months ago
Years	4.6	4.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Mortgage Securities 25.4%		Mortgage Securities 31.7%
	CMOs and Other Mortgage Related Securities 8.0%		CMOs and Other Mortgage Related Securities 12.7%
	U.S. Treasury Obligations 48.4%		U.S. Treasury Obligations 34.7%
	U.S. Government Agency Obligations† 22.2%		U.S. Government Agency Obligations† 26.0%
	Short-Term Investments and Net Other Assets*** (4.0)%		Short-Term Investments and Net Other Assets*** (5.1)%
* Futures and Swaps	3.6%	** Futures and Swaps	1.2%

† Includes FDIC Guaranteed Corporate Securities
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 70.6%
	Principal Amount (000s)	Value (000s)
Other Government Related - 7.5%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (b)	$ 6,060	$ 6,179
3.125% 6/15/12 (FDIC Guaranteed) (b)	3,719	3,881
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (b)	18,670	18,876
1.875% 5/7/12 (FDIC Guaranteed) (b)	87,150	88,555
1.875% 6/4/12 (FDIC Guaranteed) (b)	33,000	33,465
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (b)	40,500	40,820
1.875% 11/15/12 (FDIC Guaranteed) (b)	18,920	19,066
2% 3/30/12 (FDIC Guaranteed) (b)	16,000	16,297
2.125% 7/12/12 (FDIC Guaranteed) (b)	8,784	8,944
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (b)	60,000	60,882
2% 9/28/12 (FDIC Guaranteed) (b)	11,000	11,144
2.625% 12/28/12 (FDIC Guaranteed) (b)	16,154	16,606
3% 12/9/11 (FDIC Guaranteed) (b)	4,720	4,901
GMAC, Inc. 1.75% 10/31/12 (FDIC Guaranteed) (b)	51,106	51,309
Goldman Sachs Group, Inc.:
1.625% 7/15/11 (FDIC Guaranteed) (b)	2,041	2,068
3.25% 6/15/12 (FDIC Guaranteed) (b)	3,714	3,889
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (b)	790	822
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (b)	43,000	44,831
TOTAL OTHER GOVERNMENT RELATED		432,535
U.S. Government Agency Obligations - 14.7%
Fannie Mae:
1.75% 2/22/13	51,700	51,847
4.75% 11/19/12	7,255	7,899
Federal Home Loan Bank:
1.5% 1/16/13	152,470	152,103
3.625% 10/18/13	78,950	83,395
Freddie Mac:
1.375% 1/9/13	109,669	109,063
1.75% 6/15/12	92,572	93,729
4.875% 11/15/13	600	662
5% 1/30/14	25,000	27,617
6.875% 9/15/10	38,000	39,579
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	121,610
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Israeli State (guaranteed by U.S. Government through Agency for International Development): - continued
6.8% 2/15/12	$ 19,679	$ 20,714
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	4,092	4,354
6.99% 5/21/16	15,479	17,652
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,192
5.66% 9/15/11 (a)	18,000	19,283
5.685% 5/15/12	24,035	26,439
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	4,717	4,957
Series 2002-20K Class 1, 5.08% 11/1/22	10,168	10,796
Series 2003-P10B, Class 1 5.136% 8/10/13	4,551	4,809
Series 2004-20H Class 1, 5.17% 8/1/24	2,948	3,144
Tennessee Valley Authority:
5.25% 9/15/39	12,000	12,163
5.375% 4/1/56	8,429	8,552
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		845,559
U.S. Treasury Obligations - 48.4%
U.S. Treasury Bonds:
4.25% 5/15/39	30,094	28,853
4.375% 2/15/38	35,860	35,266
4.375% 11/15/39	21,000	20,554
4.5% 8/15/39	15,000	14,991
5% 5/15/37	68,200	74,157
5.25% 2/15/29	72,363	80,470
6.125% 11/15/27	37,365	45,679
6.125% 8/15/29	20,127	24,775
6.25% 8/15/23	43,500	53,192
7.25% 5/15/16 (e)	132,937	166,701
7.5% 11/15/16	45,574	58,146
8% 11/15/21 (e)	14,605	20,267
9.875% 11/15/15	10,285	14,303
U.S. Treasury Notes:
0.75% 11/30/11	19,997	20,003
0.875% 3/31/11	13,870	13,951
0.875% 4/30/11	200,000	201,156
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 1/31/12 (c)	$ 197,810	$ 197,996
1% 12/31/11	153,131	153,753
1.125% 12/15/11	23,015	23,174
1.125% 1/15/12	8,964	9,019
1.25% 11/30/10	271,435	273,638
1.375% 1/15/13	7,469	7,471
1.5% 10/31/10	34,835	35,159
1.75% 11/15/11	22,521	22,939
1.875% 6/15/12	83,319	84,946
1.875% 2/28/14	5,720	5,711
1.875% 4/30/14	65,909	65,590
2% 11/30/13	25,398	25,598
2.375% 8/31/14	20,000	20,197
2.375% 9/30/14	30,000	30,246
2.375% 10/31/14	108,310	109,021
2.625% 6/30/14	29,000	29,686
2.625% 7/31/14	137,808	140,866
2.625% 12/31/14	75,586	76,720
2.625% 4/30/16	48,591	47,984
2.75% 11/30/16	10,000	9,825
2.75% 2/15/19	13,700	12,883
3% 8/31/16	71,484	71,685
3.125% 8/31/13	36,935	38,805
3.125% 9/30/13	18,130	19,041
3.125% 10/31/16	18,608	18,734
3.125% 1/31/17	130,703	131,091
3.375% 11/15/19	55,683	54,639
3.625% 5/15/13	19,440	20,787
3.625% 8/15/19	51,025	51,184
3.75% 11/15/18	15,801	16,134
4% 2/15/15	23,619	25,509
4.25% 11/15/17	27,475	29,364
4.5% 5/15/17	24,685	26,916
4.625% 8/31/11	593	631
4.625% 7/31/12	20	22
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.625% 11/15/16	$ 8,000	$ 8,824
4.75% 8/15/17	12,983	14,352
TOTAL U.S. TREASURY OBLIGATIONS		2,782,604
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,002,251)		4,060,698
U.S. Government Agency - Mortgage Securities - 25.4%

Fannie Mae - 15.7%
2.454% 10/1/33 (f)	167	171
2.55% 4/1/36 (f)	2,348	2,396
2.6% 10/1/33 (f)	395	402
2.612% 12/1/34 (f)	657	670
2.7% 2/1/33 (f)	432	440
2.727% 11/1/33 (f)	1,125	1,170
2.79% 8/1/35 (f)	2,044	2,124
2.799% 10/1/33 (f)	327	339
2.973% 7/1/35 (f)	190	194
3.046% 3/1/35 (f)	85	87
3.107% 7/1/35 (f)	1,732	1,797
3.255% 3/1/35 (f)	258	265
3.265% 9/1/34 (f)	4,259	4,394
3.358% 7/1/34 (f)	234	241
3.36% 1/1/40 (f)	60,525	61,547
3.383% 7/1/35 (f)	1,684	1,741
3.548% 4/1/35 (f)	1,326	1,379
3.815% 11/1/36 (f)	309	320
3.886% 3/1/34 (f)	421	433
3.998% 2/1/34 (f)	135	140
4% 9/1/13 to 6/1/24	7,332	7,494
4% 2/1/25 (c)	70,000	71,229
4% 2/1/25 (c)	10,000	10,176
4% 2/1/25 (c)	13,000	13,228
4.03% 4/1/36 (f)	3,651	3,828
4.288% 6/1/36 (f)	519	539
4.345% 3/1/35 (f)	295	302
4.372% 11/1/35 (f)	298	310
4.43% 3/1/35 (f)	605	625
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.461% 7/1/35 (f)	$ 750	$ 778
4.5% 2/1/25 (c)	13,000	13,526
4.5% 3/1/39 to 9/1/39	38,218	38,670
4.5% 2/1/40 (c)(d)	1,000	1,010
4.5% 2/1/40 (c)	1,000	1,010
4.5% 2/1/40 (c)	3,000	3,031
4.54% 9/1/35 (f)	3,494	3,634
4.606% 11/1/35 (f)	2,361	2,435
4.729% 11/1/35 (f)	3,498	3,648
4.773% 7/1/35 (f)	2,929	3,033
5% 6/1/14 to 6/1/38	71,560	75,622
5% 2/1/40 (c)	5,200	5,405
5.007% 2/1/34 (f)	3,988	4,191
5.07% 2/1/37 (f)	5,977	6,196
5.144% 7/1/35 (f)	4,627	4,744
5.185% 6/1/35 (f)	31,108	32,022
5.242% 5/1/35 (f)	3,736	3,959
5.397% 8/1/36 (f)	3,504	3,652
5.5% 3/1/12 to 3/1/39	188,848	201,485
5.5% 1/1/40 (c)(d)	119,500	126,749
5.556% 2/1/36 (f)	1,714	1,791
5.75% 9/1/35 (f)	1,238	1,293
5.846% 3/1/36 (f)	4,725	4,991
5.859% 3/1/36 (f)	6,118	6,524
5.86% 5/1/36 (f)	1,877	1,989
6% 4/1/12 to 9/1/38	39,791	43,189
6% 4/1/36 (f)	28,658	30,079
6% 2/1/40 (c)(d)	35,100	37,549
6.213% 3/1/37 (f)	1,244	1,327
6.405% 8/1/36 (f)	19,410	20,695
6.5% 2/1/12 to 4/1/37	23,908	25,945
7% 7/1/13 to 7/1/32	3,871	4,286
7.5% 8/1/10 to 4/1/29	38	40
8.5% 1/1/15 to 7/1/31	341	377
9% 11/1/11 to 5/1/14	311	328
9.5% 4/1/16 to 10/1/20	375	431
11.25% 5/1/14	4	4
11.5% 6/15/19 to 1/15/21	618	687
12.5% 8/1/15 to 3/1/16	1	1
		904,307
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 3.5%
3.25% 3/1/35 (f)	$ 1,817	$ 1,847
3.474% 3/1/35 (f)	1,282	1,319
4% 2/1/25 (c)	13,500	13,741
4.028% 6/1/35 (f)	692	719
4.237% 5/1/35 (f)	1,186	1,226
4.401% 4/1/34 (f)	4,015	4,144
4.5% 8/1/33	3,009	3,071
4.553% 4/1/35 (f)	4,119	4,276
4.787% 2/1/36 (f)	757	793
5% 8/1/35 to 6/1/38	7,227	7,530
5.095% 7/1/35 (f)	2,154	2,214
5.138% 4/1/35 (f)	291	307
5.154% 6/1/35 (f)	1,869	1,937
5.187% 3/1/33 (f)	96	100
5.26% 2/1/36 (f)	234	244
5.495% 1/1/36 (f)	3,729	3,874
5.5% 8/1/16 to 7/1/36	51,666	55,820
5.521% 1/1/36 (f)	2,772	2,900
5.676% 10/1/35 (f)	841	891
5.724% 5/1/37 (f)	2,257	2,311
6% 7/1/16 to 9/1/38	32,105	34,783
6% 2/1/40 (c)(d)	18,500	19,821
6.269% 7/1/36 (f)	2,069	2,205
6.5% 11/1/10 to 3/1/36	31,090	33,788
7% 4/1/11	1	1
7.5% 5/1/11 to 7/1/16	1,045	1,134
8.5% 5/1/17 to 9/1/29	146	165
9% 9/1/14 to 10/1/20	29	32
9.5% 5/1/17 to 8/1/21	185	208
9.75% 8/1/14	112	124
10% 4/1/12 to 8/1/21	11	12
11% 8/1/13 to 5/1/14	39	44
12% 8/1/13 to 3/1/15	1	1
12.5% 2/1/14 to 6/1/19	8	9
13% 9/1/10 to 6/1/15	3	3
		201,594
Government National Mortgage Association - 6.2%
4% 2/1/40 (c)	50,000	49,081
4.5% 2/1/40 (c)	20,000	20,276
5% 9/20/33	57,631	60,472
5% 2/1/40 (c)	5,000	5,202
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5% 2/1/40 (c)	$ 5,600	$ 5,826
5.48% 2/1/59 (j)	29,325	31,603
5.493% 11/20/59 (j)	27,943	30,226
5.5% 7/20/38	710	754
5.5% 2/1/40 (c)	8,000	8,467
5.5% 2/1/40 (c)	9,000	9,526
5.5% 2/1/60 (j)	24,325	26,298
6% 12/15/10 to 1/15/36	85,611	93,073
6.5% 2/15/24 to 10/15/35	13,868	15,194
7% 10/15/26 to 8/15/32	78	86
7.5% 3/15/28 to 8/15/29	74	82
8% 7/15/19 to 12/15/23	941	1,042
8.5% 1/15/25	4	4
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	67	78
		357,291
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,418,154)		1,463,192
Collateralized Mortgage Obligations - 8.0%
U.S. Government Agency - 8.0%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	949	1,040
Series 1993-207 Class H, 6.5% 11/25/23	14,785	16,074
Series 1993-240 Class PD, 6.25% 12/25/13	2,306	2,438
Series 1994-23 Class PZ, 6% 2/25/24	11,679	13,416
Series 1996-28 Class PK, 6.5% 7/25/25	2,849	3,108
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,293
Series 2006-45 Class OP, 6/25/36 (h)	4,749	3,971
Series 2006-62 Class KP, 4/25/36 (h)	10,291	8,220
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,999	2,258
Series 1999-25 Class Z, 6% 6/25/29	4,722	5,137
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	15,943
Series 2003-22 Class IO, 6% 4/25/33 (g)	13,019	2,527
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	13,310
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,339
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (h)	16,796	13,786
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 384 Class 6, 5% 7/25/37 (g)	$ 19,296	$ 3,649
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2106% 8/25/31 (f)	481	489
Series 2002-49 Class FB, 0.8331% 11/18/31 (f)	689	690
Series 2002-60 Class FV, 1.2306% 4/25/32 (f)	296	301
Series 2002-75 Class FA, 1.2306% 11/25/32 (f)	607	617
Series 2007-36:
Class FB, 0.6306% 4/25/37 (f)	28,844	28,419
Class FG, 0.6306% 4/25/37 (f)	5,653	5,568
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,828
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,564
Series 2005-102 Class CO, 11/25/35 (h)	4,851	4,004
Series 2006-12 Class BO, 10/25/35 (h)	21,957	18,446
Series 2006-37 Class OW, 5/25/36 (h)	5,357	4,458
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	14,274	15,462
Series 2001-46 Class ZG, 6% 9/25/31	5,158	5,607
Series 2002-79 Class Z, 5.5% 11/25/22	11,613	12,415
Series 2005-117, Class JN, 4.5% 1/25/36	645	634
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,328
Series 2007-36:
Class GO, 4/25/37 (h)	902	779
Class PO, 4/25/37 (h)	2,034	1,569
Class SB, 6.3694% 4/25/37 (g)(i)	26,407	3,396
Class SG, 6.3694% 4/25/37 (g)(i)	11,738	1,468
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	428	453
Series 3149 Class OD, 5/15/36 (h)	26,959	21,708
sequential payer Series 2114 Class ZM, 6% 1/15/29	1,646	1,791
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.15% 2/15/24 (f)	1,017	1,036
planned amortization class Series 1681 Class PJ, 7% 12/15/23	2,598	2,646
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.8331% 2/15/32 (f)	$ 400	$ 400
Series 2630 Class FL, 0.7331% 6/15/18 (f)	550	552
Series 3008 Class SM, 0% 7/15/35 (f)	250	232
planned amortization class:
Series 1141 Class G, 9% 9/15/21	263	295
Series 1614 Class L, 6.5% 7/15/23	1,130	1,141
Series 2006-15 Class OP, 3/25/36 (h)	6,122	4,894
Series 2356 Class GD, 6% 9/15/16	331	355
Series 2376 Class JE, 5.5% 11/15/16	2,311	2,487
Series 2381 Class OG, 5.5% 11/15/16	1,657	1,792
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,276
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,801
Series 2682 Class LD, 4.5% 10/15/33	777	796
Series 2802 Class OB, 6% 5/15/34	10,455	11,536
Series 2810 Class PD, 6% 6/15/33	995	1,074
Series 2937 Class KC, 4.5% 2/15/20	19,686	20,920
Series 2962 Class BE, 4.5% 4/15/20	15,015	15,826
Series 3077 Class TO, 4/15/35 (h)	13,359	10,894
Series 3110 Class OP, 9/15/35 (h)	12,606	10,406
Series 3119 Class PO, 2/15/36 (h)	15,389	12,298
Series 3121 Class KO, 3/15/36 (h)	4,917	4,275
Series 3123 Class LO, 3/15/36 (h)	10,005	8,040
Series 3145 Class GO, 4/15/36 (h)	8,956	7,197
Series 3151 Class PO, 5/15/36 (h)	9,727	7,798
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,794	1,952
Series 2281 Class ZB, 6% 3/15/30	3,411	3,690
Series 2546 Class MJ, 5.5% 3/15/23	2,861	3,070
Series 2570 Class CU, 4.5% 7/15/17	935	971
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,681
Series 2601 Class TB, 5.5% 4/15/23	869	933
Series 2729 Class GB, 5% 1/15/19	9,255	9,950
Series 2773 Class HC, 4.5% 4/15/19	704	747
Series 2860 Class CP, 4% 10/15/17	876	896
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,155
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,527
Series 3013 Class VJ, 5% 1/15/14	1,391	1,476
Series 2769 Class BU, 5% 3/15/34	1,189	1,174
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2863 Class DB, 4% 9/15/14	$ 969	$ 998
Series 2957 Class SW, 5.7669% 4/15/35 (f)(g)	19,218	2,105
Series 3002 Class SN, 6.2669% 7/15/35 (g)(i)	19,104	2,082
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	6,580	7,129
Series 2877 Class JC, 5% 10/15/34	851	879
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	3,166	3,468
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $435,223)		462,353
Cash Equivalents - 3.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.11%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Government Obligations) # (Cost $202,707)	$ 202,709	202,707
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $6,058,335)		6,188,950
NET OTHER ASSETS - (7.5)%		(431,042)
NET ASSETS - 100%		$ 5,757,908
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.0875% with JPMorgan Chase, Inc.	Dec. 2011	$ 64,000	$ (170)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.4525% with Credit Suisse First Boston	Nov. 2019	39,000	594
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.496% with JPMorgan Chase, Inc.	Dec. 2019	34,000	455
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	20,000	(1,072)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	66,000	(9,989)
Receive semi-annually a fixed rate equal to 1.00% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Dec. 2011	64,000	69
Receive semi-annually a fixed rate equal to 1.1925% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2011	73,000	334
Receive semi-annually a fixed rate equal to 1.335% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Jan. 2012	80,000	(453)
Receive semi-annually a fixed rate equal to 3.3375% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Dec. 2019	34,000	(909)
Receive semi-annually a fixed rate equal to 3.5035% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2019	44,850	(488)
Receive semi-annually a fixed rate equal to 3.62% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2019	47,000	(147)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 3.97% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Jan. 2020	$ 63,000	$ 1,430
Receive semi-annually a fixed rate equal to 4.19% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2013	13,445	1,245
		$ 642,295	$ (9,101)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,283,000 or 0.3% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $432,535,000 or 7.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,502,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$202,707,000 due 2/01/10 at 0.11%
Bank of America, NA	$ 40,983
Barclays Capital, Inc.	27,771
Citigroup Global Markets, Inc.	6,534
Deutsche Bank Securities, Inc.	6,534
Goldman, Sachs & Co.	39,206
HSBC Securities (USA), Inc.	19,603
J.P. Morgan Securities, Inc.	13,069
Mizuho Securities USA, Inc.	42,473
RBC Capital Markets Corp.	6,534
$ 202,707
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,903
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(37)
Cost of Purchases	-
Proceeds of Sales	(512)
Amortization/Accretion	-
Transfers in/out of Level 3	(4,354)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 4,127	$ (13,228)
Total Value of Derivatives	$ 4,127	$ (13,228)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $202,707) - See accompanying schedule: Unaffiliated issuers (cost $6,058,335)		$ 6,188,950
Commitment to sell securities on a delayed delivery basis	$ (368,561)
Receivable for securities sold on a delayed delivery basis	367,619	(942)
Receivable for investments sold Regular delivery		216,281
Delayed delivery		145,959
Receivable for fund shares sold		9,954
Interest receivable		36,750
Unrealized appreciation on swap agreements		4,127
Other receivables		751
Total assets		6,601,830

Liabilities
Payable for investments purchased Regular delivery	$ 262,010
Delayed delivery	552,166
Payable for fund shares redeemed	12,610
Distributions payable	658
Unrealized depreciation on swap agreements	13,228
Accrued management fee	1,512
Distribution fees payable	279
Other affiliated payables	707
Other payables and accrued expenses	752
Total liabilities		843,922

Net Assets		$ 5,757,908
Net Assets consist of:
Paid in capital		$ 5,600,273
Undistributed net investment income		5,204
Accumulated undistributed net realized gain (loss) on investments		31,859
Net unrealized appreciation (depreciation) on investments		120,572
Net Assets		$ 5,757,908

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($430,712 ÷ 40,902 shares)	$ 10.53

Maximum offering price per share (100/96.00 of $10.53)	$ 10.97
Class T: Net Asset Value and redemption price per share ($306,839 ÷ 29,142 shares)	$ 10.53

Maximum offering price per share (100/96.00 of $10.53)	$ 10.97
Class B: Net Asset Value and offering price per share ($40,686 ÷ 3,864 shares)A	$ 10.53

Class C: Net Asset Value and offering price per share ($112,872 ÷ 10,721 shares)A	$ 10.53

Government Income: Net Asset Value, offering price and redemption price per share ($4,627,141 ÷ 440,010 shares)	$ 10.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($239,658 ÷ 22,761 shares)	$ 10.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)

Investment Income
Interest		$ 95,892

Expenses
Management fee	$ 9,157
Transfer agent fees	3,284
Distribution fees	1,727
Fund wide operations fee	958
Independent trustees' compensation	10
Interest	8
Miscellaneous	11
Total expenses		15,155
Net investment income		80,737
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	78,427
Swap agreements	(132)
Total net realized gain (loss)		78,295
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,514)
Swap agreements	(1,231)
Delayed delivery commitments	2,024
Total change in net unrealized appreciation (depreciation)		(17,721)
Net gain (loss)		60,574
Net increase (decrease) in net assets resulting from operations		$ 141,311

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 80,737	$ 270,344
Net realized gain (loss)	78,295	269,781
Change in net unrealized appreciation (depreciation)	(17,721)	95,852
Net increase (decrease) in net assets resulting from operations	141,311	635,977
Distributions to shareholders from net investment income	(77,417)	(271,454)
Distributions to shareholders from net realized gain	(196,760)	(88,360)
Total distributions	(274,177)	(359,814)
Share transactions - net increase (decrease)	112,762	(3,981,793)
Total increase (decrease) in net assets	(20,104)	(3,705,630)

Net Assets
Beginning of period	5,778,012	9,483,642
End of period (including undistributed net investment income of $5,204 and undistributed net investment income of $1,884, respectively)	$ 5,757,908	$ 5,778,012

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.135	.356	.402	.311
Net realized and unrealized gain (loss)	.119	.466	.387	.033
Total from investment operations	.254	.822	.789	.344
Distributions from net investment income	(.129)	(.352)	(.399)	(.314)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.494)	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	2.40%	8.03%	7.96%	3.49%
Ratios to Average Net Assets G
Expenses before reductions	.76% A	.77%	.81%	.78% A
Expenses net of fee waivers, if any	.76% A	.77%	.81%	.78% A
Expenses net of all reductions	.76% A	.77%	.80%	.77% A
Net investment income	2.53% A	3.33%	3.88%	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 431	$ 437	$ 232	$ 145
Portfolio turnover rate	338% A	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.135	.357	.404	.306
Net realized and unrealized gain (loss)	.119	.466	.387	.036
Total from investment operations	.254	.823	.791	.342
Distributions from net investment income	(.129)	(.353)	(.401)	(.312)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.494)	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	2.41%	8.04%	7.98%	3.46%
Ratios to Average Net Assets G
Expenses before reductions	.75% A	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.75% A	.76%	.78%	.79% A
Expenses net of all reductions	.75% A	.76%	.78%	.79% A
Net investment income	2.53% A	3.33%	3.90%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 307	$ 324	$ 236	$ 181
Portfolio turnover rate	338% A	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.096	.278	.329	.251
Net realized and unrealized gain (loss)	.119	.467	.387	.037
Total from investment operations	.215	.745	.716	.288
Distributions from net investment income	(.090)	(.275)	(.326)	(.258)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.455)	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	2.03%	7.25%	7.21%	2.91%
Ratios to Average Net Assets G
Expenses before reductions	1.49% A	1.50%	1.51%	1.50% A
Expenses net of fee waivers, if any	1.49% A	1.50%	1.51%	1.50% A
Expenses net of all reductions	1.49% A	1.50%	1.50%	1.50% A
Net investment income	1.80% A	2.60%	3.17%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 48	$ 41	$ 43
Portfolio turnover rate	338% A	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income E	.096	.275	.326	.249
Net realized and unrealized gain (loss)	.119	.468	.387	.033
Total from investment operations	.215	.743	.713	.282
Distributions from net investment income	(.090)	(.273)	(.323)	(.252)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.455)	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.40	$ 10.01
Total Return B, C, D	2.02%	7.23%	7.18%	2.85%
Ratios to Average Net Assets G
Expenses before reductions	1.50% A	1.52%	1.53%	1.55% A
Expenses net of fee waivers, if any	1.50% A	1.52%	1.53%	1.55% A
Expenses net of all reductions	1.50% A	1.51%	1.53%	1.55% A
Net investment income	1.79% A	2.58%	3.15%	3.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 113	$ 131	$ 71	$ 39
Portfolio turnover rate	338% A	380% H	269%	164% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Government Income

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.38	$ 10.00	$ 9.95	$ 10.20	$ 10.13
Income from Investment Operations
Net investment income D	.151	.390	.438	.443	.429	.329
Net realized and unrealized gain (loss)	.120	.476	.378	.068	(.274)	.097
Total from investment operations	.271	.866	.816	.511	.155	.426
Distributions from net investment income	(.146)	(.386)	(.436)	(.456)	(.405)	(.321)
Distributions from net realized gain	(.365)	(.100)	-	(.005)	-	(.035)
Total distributions	(.511)	(.486)	(.436)	(.461)	(.405)	(.356)
Net asset value, end of period	$ 10.52	$ 10.76	$ 10.38	$ 10.00	$ 9.95	$ 10.20
Total Return B, C	2.57%	8.49%	8.25%	5.22%	1.56%	4.24%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.58%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.58%
Expenses net of all reductions	.45% A	.45%	.45%	.44%	.44%	.58%
Net investment income	2.84% A	3.65%	4.23%	4.42%	4.27%	3.21%
Supplemental Data
Net assets, end of period (in millions)	$ 4,627	$ 4,638	$ 8,154	$ 6,118	$ 5,331	$ 5,127
Portfolio turnover rate	338% A	380% F	269%	164% F	108%	114%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007 E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income D	.147	.385	.432	.329
Net realized and unrealized gain (loss)	.120	.466	.388	.034
Total from investment operations	.267	.851	.820	.363
Distributions from net investment income	(.142)	(.381)	(.430)	(.333)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.507)	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.53	$ 10.77	$ 10.40	$ 10.01
Total Return B, C	2.53%	8.32%	8.28%	3.67%
Ratios to Average Net Assets F
Expenses before reductions	.52% A	.51%	.51%	.53% A
Expenses net of fee waivers, if any	.52% A	.51%	.51%	.53% A
Expenses net of all reductions	.52% A	.51%	.51%	.53% A
Net investment income	2.76% A	3.59%	4.17%	4.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 240	$ 200	$ 750	$ 715
Portfolio turnover rate	338% A	380% G	269%	164% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Government Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued
(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and are generally categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued
(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, futures transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 144,432
Gross unrealized depreciation	(15,046)
Net unrealized appreciation (depreciation)	$ 129,386

Tax cost	$ 6,059,564

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued
(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Semiannual Report

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Swap Agreements	$ (132)	$ (1,231)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (132)	$ (1,231)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(132) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(1,231) for swap agreements.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 544	$ 27
Class T	-%	.25%	392	197
Class B	.65%	.25%	198	143
Class C	.75%	.25%	593	152
			$ 1,727	$ 519

Semiannual Report

Notes to Financial Statements (Unaudited) - continued
(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30
Class T	6
Class B*	57
Class C*	14
$ 107

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 360.16
Class T	247.16
Class B	55.25
Class C	94.16
Government Income	2,331.10
Institutional Class	197.18
	$ 3,284

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $130.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued
(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 5,278	$ 13,006
Class T	3,824	10,251
Class B	376	1,363
Class C	1,010	3,300
Government Income	63,988	226,663
Institutional Class	2,941	16,871
Total	$ 77,417	$ 271,454
From net realized gain
Class A	$ 14,726	$ 2,833
Class T	10,744	2,506
Class B	1,543	436
Class C	4,162	907
Government Income	158,363	74,900
Institutional Class	7,222	6,778
Total	$ 196,760	$ 88,360

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	8,880	35,692	$ 94,254	$ 380,999
Issued in exchange for shares of Capital One U.S. Government Income Fund	-	6,641	-	70,327
Reinvestment of distributions	1,614	1,253	17,070	13,436
Shares redeemed	(10,115)	(25,396)	(107,247)	(272,901)
Net increase (decrease)	379	18,190	$ 4,077	$ 191,861
Class T
Shares sold	6,116	23,887	$ 64,883	$ 254,848
Reinvestment of distributions	1,340	1,145	14,167	12,255
Shares redeemed	(8,383)	(17,656)	(88,870)	(189,289)
Net increase (decrease)	(927)	7,376	$ (9,820)	$ 77,814

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class B
Shares sold	495	4,098	$ 5,255	$ 43,522
Reinvestment of distributions	148	135	1,562	1,442
Shares redeemed	(1,277)	(3,673)	(13,536)	(39,286)
Net increase (decrease)	(634)	560	$ (6,719)	$ 5,678
Class C
Shares sold	1,657	12,983	$ 17,525	$ 137,496
Reinvestment of distributions	348	275	3,676	2,940
Shares redeemed	(3,433)	(7,938)	(36,356)	(84,780)
Net increase (decrease)	(1,428)	5,320	$ (15,155)	$ 55,656
Government Income
Shares sold	80,432	375,847	$ 852,434	$ 3,997,128
Reinvestment of distributions	20,136	27,412	212,612	291,319
Shares redeemed	(91,615)	(757,431)	(968,590)	(8,030,938)
Net increase (decrease)	8,953	(354,172)	$ 96,456	$ (3,742,491)
Institutional Class
Shares sold	6,389	21,256	$ 67,614	$ 226,158
Reinvestment of distributions	938	2,190	9,913	23,273
Shares redeemed	(3,174)	(76,962)	(33,604)	(819,742)
Net increase (decrease)	4,153	(53,516)	$ 43,923	$ (570,311)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One U.S. Government Income Fund pursuant to an agreement and plan of reorganization approved by the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued
(Amounts in thousands except ratios)

11. Merger Information - continued

Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 6,641 shares of Class A of the Fund for 7,089 shares then outstanding (valued at $9.92 per share) of Capital One U.S. Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Capital One U.S. Government Income Fund's net assets were combined with the Fund's net assets of $7,489,277 for total net assets after the acquisition of $7,559,604.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Government Income (retail class) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Government Income (retail class) and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Government Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Government Income (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Government Income (retail class) to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2008.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Semiannual Report

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AGVTI-USAN-0310
1.834234.103

Fidelity Income Replacement FundsSM -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042

Semiannual Report

January 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Income Replacement 2016	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Income Replacement 2018	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Income Replacement 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Income Replacement 2022	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Income Replacement 2024	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Income Replacement 2026	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Income Replacement 2028	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Income Replacement 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Income Replacement 2032	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Income Replacement 2034	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Income Replacement 2036	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Income Replacement 2038	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Income Replacement 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Income Replacement 2042	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,063.00	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,061.80	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,059.00	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,064.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,064.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,068.50	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,067.30	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class C	1.00%
Actual		$ 1,000.00	$ 1,064.50	$ 5.20
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,069.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,070.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,072.30	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,070.70	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,068.20	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,073.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,073.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,074.40	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,073.20	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,070.30	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,075.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,075.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,076.00	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,074.90	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class C	1.00%
Actual		$ 1,000.00	$ 1,072.00	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,077.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,077.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,077.00	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,075.80	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,073.10	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,078.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,078.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,078.10	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,076.80	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,074.10	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,079.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,079.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,079.00	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,077.30	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class C	1.00%
Actual		$ 1,000.00	$ 1,074.90	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,080.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,080.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,079.80	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,078.40	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,075.80	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,081.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,081.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,080.80	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,079.60	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,076.90	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,082.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,082.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,082.50	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,081.00	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class C	1.00%
Actual		$ 1,000.00	$ 1,078.20	$ 5.24
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,083.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,083.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,084.40	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,082.80	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,080.20	$ 5.24
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,085.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,085.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,085.60	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,084.20	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,081.40	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,086.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,086.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,086.10	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,084.90	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class C	1.00%
Actual		$ 1,000.00	$ 1,081.90	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,087.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,087.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.1	3.4
Fidelity Disciplined Equity Fund	3.2	3.6
Fidelity Equity-Income Fund	3.2	3.6
Fidelity Large Cap Core Enhanced Index Fund	5.1	5.8
Fidelity Series 100 Index Fund	3.8	4.3
Fidelity Series Broad Market Opportunities Fund	5.1	5.8
Fidelity Series Small Cap Opportunities Fund	2.1	2.4
	25.6	28.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.4	2.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.1	0.6
Fidelity Strategic Income Fund	0.1	0.5
	0.2	1.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.3	7.8
Fidelity Strategic Real Return Fund	8.0	8.0
Fidelity Total Bond Fund	25.0	23.8
	41.3	39.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.3	13.7
Fidelity Short-Term Bond Fund	15.2	13.9
	30.5	27.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	25.6%
International Equity Funds	2.4%
High Yield Fixed-Income Funds	0.2%
Investment Grade Fixed-Income Funds	41.3%
Short-Term Funds	30.5%

Six months ago
Domestic Equity Funds	28.9%
International Equity Funds	2.8%
High Yield Fixed-Income Funds	1.1%
Investment Grade Fixed-Income Funds	39.6%
Short-Term Funds	27.6%

Expected
Domestic Equity Funds	24.6%
International Equity Funds	2.2%
High Yield Fixed-Income Funds	0.0%
Investment Grade Fixed-Income Funds	41.7%
Short-Term Funds	31.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 28.0%
	Shares	Value
Domestic Equity Funds - 25.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	23,132	$ 320,837
Fidelity Disciplined Equity Fund	16,323	326,777
Fidelity Equity-Income Fund	8,776	332,874
Fidelity Large Cap Core Enhanced Index Fund	70,864	528,644
Fidelity Series 100 Index Fund	51,919	397,177
Fidelity Series Broad Market Opportunities Fund	64,963	531,397
Fidelity Series Small Cap Opportunities Fund	26,799	211,713
TOTAL DOMESTIC EQUITY FUNDS		2,649,419
International Equity Funds - 2.4%
Fidelity Advisor International Discovery Fund Institutional Class	8,560	244,997
TOTAL EQUITY FUNDS (Cost $3,347,823)		2,894,416
Fixed-Income Funds - 41.5%

High Yield Fixed-Income Funds - 0.2%
Fidelity Capital & Income Fund	1,042	8,940
Fidelity Strategic Income Fund	819	8,900
TOTAL HIGH YIELD FIXED-INCOME FUNDS		17,840

	Shares	Value
Investment Grade Fixed-Income Funds - 41.3%
Fidelity Government Income Fund	81,309	$ 855,368
Fidelity Strategic Real Return Fund	98,805	827,989
Fidelity Total Bond Fund	243,191	2,580,259
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,263,616
TOTAL FIXED-INCOME FUNDS (Cost $4,256,679)		4,281,456
Short-Term Funds - 30.5%

Fidelity Institutional Money Market Portfolio Institutional Class	1,579,053	1,579,053
Fidelity Short-Term Bond Fund	187,665	1,570,752
TOTAL SHORT-TERM FUNDS (Cost $3,149,518)		3,149,805
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,754,020)		$ 10,325,677
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $11,321 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $129,169 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $10,754,020) - See accompanying schedule		$ 10,325,677
Cash		10
Receivable for investments sold		27,858
Total assets		10,353,545

Liabilities
Payable for fund shares redeemed	$ 28,545
Distribution fees payable	1,842
Total liabilities		30,387

Net Assets		$ 10,323,158
Net Assets consist of:
Paid in capital		$ 11,224,628
Undistributed net investment income		3,768
Accumulated undistributed net realized gain (loss) on investments		(476,895)
Net unrealized appreciation (depreciation) on investments		(428,343)
Net Assets		$ 10,323,158
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,401,697 ÷ 52,526.3 shares)		$ 45.72

Maximum offering price per share (100/94.25 of $45.72)		$ 48.51
Class T: Net Asset Value and redemption price per share ($674,009 ÷ 14,742.1 shares)		$ 45.72

Maximum offering price per share (100/96.50 of $45.72)		$ 47.38

Class C: Net Asset Value and offering price per share ($1,225,788 ÷ 26,815.6 shares)A		$ 45.71

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($5,906,139 ÷ 129,142.1 shares)		$ 45.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($115,525 ÷ 2,526.1 shares)		$ 45.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 127,089

Expenses
Distribution fees	$ 11,066
Independent trustees' compensation	17
Total expenses before reductions	11,083
Expense reductions	(17)	11,066
Net investment income (loss)		116,023
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(156,226)
Capital gain distributions from underlying funds	46,102	(110,124)
Change in net unrealized appreciation (depreciation) on underlying funds		566,231
Net gain (loss)		456,107
Net increase (decrease) in net assets resulting from operations		$ 572,130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 116,023	$ 225,948
Net realized gain (loss)	(110,124)	(246,511)
Change in net unrealized appreciation (depreciation)	566,231	(503,116)
Net increase (decrease) in net assets resulting from operations	572,130	(523,679)
Distributions to shareholders from net investment income	(115,526)	(225,878)
Distributions to shareholders from net realized gain	(25,833)	(82,246)
Total distributions	(141,359)	(308,124)
Share transactions - net increase (decrease)	781,385	396,145
Total increase (decrease) in net assets	1,212,156	(435,658)

Net Assets
Beginning of period	9,111,002	9,546,660
End of period (including undistributed net investment income of $3,768 and undistributed net investment income of $3,271, respectively)	$ 10,323,158	$ 9,111,002

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.536	1.118	1.233
Net realized and unrealized gain (loss)	2.211	(3.686)	(2.204)
Total from investment operations	2.747	(2.568)	(.971)
Distributions from net investment income	(.527)	(1.132)	(1.129)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.647)	(1.572)	(1.269)
Net asset value, end of period	$ 45.72	$ 43.62	$ 47.76
Total Return B, C, D	6.30%	(5.07)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%A
Net investment income (loss)	2.35%A	2.72%	2.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,402	$ 2,599	$ 2,214
Portfolio turnover rate	46%A	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.478	1.025	1.128
Net realized and unrealized gain (loss)	2.215	(3.690)	(2.219)
Total from investment operations	2.693	(2.665)	(1.091)
Distributions from net investment income	(.473)	(1.025)	(1.019)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.593)	(1.465)	(1.159)
Net asset value, end of period	$ 45.72	$ 43.62	$ 47.75
Total Return B, C, D	6.18%	(5.30)%	(2.26)%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50%A	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%A
Net investment income (loss)	2.10%A	2.47%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 674	$ 499	$ 673
Portfolio turnover rate	46%A	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.365	.822	.904
Net realized and unrealized gain (loss)	2.209	(3.689)	(2.227)
Total from investment operations	2.574	(2.867)	(1.323)
Distributions from net investment income	(.354)	(.813)	(.807)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.474)	(1.253)	(.947)
Net asset value, end of period	$ 45.71	$ 43.61	$ 47.73
Total Return B, C, D	5.90%	(5.76)%	(2.71)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%A	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%A
Net investment income (loss)	1.60%A	1.97%	2.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,226	$ 1,171	$ 1,595
Portfolio turnover rate	46%A	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

Six months ended January 31,2010

Years ended July 31,

(Unaudited)

2009

2008F

Selected Per-Share Data
Net asset value, beginning of period	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.593	1.231	1.356
Net realized and unrealized gain (loss)	2.212	(3.692)	(2.217)
Total from investment operations	2.805	(2.461)	(.861)
Distributions from net investment income	(.585)	(1.239)	(1.229)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.705)	(1.679)	(1.369)
Net asset value, end of period	$ 45.73	$ 43.63	$ 47.77
Total Return B, C	6.43%	(4.82)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00%A	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%A
Net investment income (loss)	2.60%A	2.97%	3.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,906	$ 4,733	$ 4,880
Portfolio turnover rate	46%A	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amounts represent less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31,2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.593	1.235	1.370
Net realized and unrealized gain (loss)	2.202	(3.686)	(2.231)
Total from investment operations	2.795	(2.451)	(.861)
Distributions from net investment income	(.585)	(1.239)	(1.229)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.705)	(1.679)	(1.369)
Net asset value, end of period	$ 45.73	$ 43.64	$ 47.77
Total Return B, C	6.41%	(4.80)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.60% A	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116	$ 109	$ 184
Portfolio turnover rate	46% A	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amounts represent less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.8	4.1
Fidelity Disciplined Equity Fund	3.9	4.3
Fidelity Equity-Income Fund	4.0	4.4
Fidelity Large Cap Core Enhanced Index Fund	6.3	6.9
Fidelity Series 100 Index Fund	4.7	5.1
Fidelity Series Broad Market Opportunities Fund	6.4	7.0
Fidelity Series Small Cap Opportunities Fund	2.5	2.8
	31.6	34.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.3	3.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.2	1.4
Fidelity Strategic Income Fund	1.3	1.3
	2.5	2.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.6	7.1
Fidelity Strategic Real Return Fund	7.3	7.3
Fidelity Total Bond Fund	23.0	21.9
	37.9	36.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	12.3	11.2
Fidelity Short-Term Bond Fund	12.4	11.4
	24.7	22.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	31.6%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.5%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	24.7%

Six months ago
Domestic Equity Funds	34.6%
International Equity Funds	3.8%
High Yield Fixed-Income Funds	2.7%
Investment Grade Fixed-Income Funds	36.3%
Short-Term Funds	22.6%

Expected
Domestic Equity Funds	31.1%
International Equity Funds	3.2%
High Yield Fixed-Income Funds	2.2%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	25.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 34.9%
	Shares	Value
Domestic Equity Funds - 31.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	14,132	$ 196,016
Fidelity Disciplined Equity Fund	9,996	200,122
Fidelity Equity-Income Fund	5,375	203,890
Fidelity Large Cap Core Enhanced Index Fund	43,282	322,883
Fidelity Series 100 Index Fund	31,715	242,622
Fidelity Series Broad Market Opportunities Fund	39,683	324,607
Fidelity Series Small Cap Opportunities Fund	16,371	129,329
TOTAL DOMESTIC EQUITY FUNDS		1,619,469
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class	5,912	169,195
TOTAL EQUITY FUNDS (Cost $2,227,594)		1,788,664
Fixed-Income Funds - 40.4%

High Yield Fixed-Income Funds - 2.5%
Fidelity Capital & Income Fund	7,458	63,985
Fidelity Strategic Income Fund	5,903	64,162
TOTAL HIGH YIELD FIXED-INCOME FUNDS		128,147

	Shares	Value
Investment Grade Fixed-Income Funds - 37.9%
Fidelity Government Income Fund	37,052	$ 389,789
Fidelity Strategic Real Return Fund	45,023	377,296
Fidelity Total Bond Fund	110,905	1,176,701
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,943,786
TOTAL FIXED-INCOME FUNDS (Cost $2,073,572)		2,071,933
Short-Term Funds - 24.7%

Fidelity Institutional Money Market Portfolio Institutional Class	627,745	627,745
Fidelity Short-Term Bond Fund	75,839	634,775
TOTAL SHORT-TERM FUNDS (Cost $1,265,658)		1,262,520
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,566,824)		$ 5,123,117
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $123,548 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $322,305 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $5,566,824) - See accompanying schedule		$ 5,123,117
Receivable for investments sold		2,949
Total assets		5,126,066

Liabilities
Payable for fund shares redeemed	$ 3,342
Distribution fees payable	342
Total liabilities		3,684

Net Assets		$ 5,122,382
Net Assets consist of:
Paid in capital		$ 6,213,241
Undistributed net investment income		1,968
Accumulated undistributed net realized gain (loss) on investments		(649,120)
Net unrealized appreciation (depreciation) on investments		(443,707)
Net Assets		$ 5,122,382
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($852,468 ÷ 18,908.5 shares)		$ 45.08

Maximum offering price per share (100/94.25 of $45.08)		$ 47.83
Class T: Net Asset Value and redemption price per share ($71,840 ÷ 1,592.6 shares)		$ 45.11

Maximum offering price per share (100/96.50 of $45.11)		$ 46.74

Class C: Net Asset Value and offering price per share ($205,198 ÷ 4,553.5 shares)A		$ 45.06

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,651,252 ÷ 80,971.2 shares)		$ 45.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($341,624 ÷ 7,575.6 shares)		$ 45.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 67,286

Expenses
Distribution fees	$ 1,978
Independent trustees' compensation	9
Total expenses before reductions	1,987
Expense reductions	(9)	1,978
Net investment income (loss)		65,308
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(63,582)
Capital gain distributions from underlying funds	23,289	(40,293)
Change in net unrealized appreciation (depreciation) on underlying funds		302,771
Net gain (loss)		262,478
Net increase (decrease) in net assets resulting from operations		$ 327,786

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,308	$ 146,673
Net realized gain (loss)	(40,293)	(534,285)
Change in net unrealized appreciation (depreciation)	302,771	(337,001)
Net increase (decrease) in net assets resulting from operations	327,786	(724,613)
Distributions to shareholders from net investment income	(65,123)	(148,470)
Distributions to shareholders from net realized gain	(13,543)	(55,239)
Total distributions	(78,666)	(203,709)
Share transactions - net increase (decrease)	56,906	(1,262,213)
Total increase (decrease) in net assets	306,026	(2,190,535)

Net Assets
Beginning of period	4,816,356	7,006,891
End of period (including undistributed net investment income of $1,968 and undistributed net investment income of $1,783, respectively)	$ 5,122,382	$ 4,816,356

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.544	1.092	1.163
Net realized and unrealized gain (loss)	2.388	(4.138)	(2.454)
Total from investment operations	2.932	(3.046)	(1.291)
Distributions from net investment income	(.542)	(1.124)	(1.119)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.662)	(1.604)	(1.249)
Net asset value, end of period	$ 45.08	$ 42.81	$ 47.46
Total Return B, C, D	6.85%	(6.06)%	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.42% A	2.69%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 852	$ 833	$ 1,107
Portfolio turnover rate	27% A	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.489	.989	1.075
Net realized and unrealized gain (loss)	2.393	(4.128)	(2.483)
Total from investment operations	2.882	(3.139)	(1.408)
Distributions from net investment income	(.482)	(1.011)	(1.002)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.602)	(1.491)	(1.132)
Net asset value, end of period	$ 45.11	$ 42.83	$ 47.46
Total Return B, C, D	6.73%	(6.28)%	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.17% A	2.44%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72	$ 91	$ 154
Portfolio turnover rate	27% A	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.374	.786	.836
Net realized and unrealized gain (loss)	2.390	(4.122)	(2.476)
Total from investment operations	2.764	(3.336)	(1.640)
Distributions from net investment income	(.384)	(.794)	(.820)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.504)	(1.274)	(.950)
Net asset value, end of period	$ 45.06	$ 42.80	$ 47.41
Total Return B, C, D	6.45%	(6.75)%	(3.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.67% A	1.94%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 205	$ 131	$ 365
Portfolio turnover rate	27% A	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.601	1.202	1.280
Net realized and unrealized gain (loss)	2.386	(4.138)	(2.469)
Total from investment operations	2.987	(2.936)	(1.189)
Distributions from net investment income	(.597)	(1.224)	(1.221)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.717)	(1.704)	(1.351)
Net asset value, end of period	$ 45.09	$ 42.82	$ 47.46
Total Return B, C	6.98%	(5.81)%	(2.48)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.67% A	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,651	$ 3,435	$ 5,167
Portfolio turnover rate	27% A	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amounts represent less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.601	1.175	1.295
Net realized and unrealized gain (loss)	2.396	(4.121)	(2.474)
Total from investment operations	2.997	(2.946)	(1.179)
Distributions from net investment income	(.597)	(1.224)	(1.221)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.717)	(1.704)	(1.351)
Net asset value, end of period	$ 45.10	$ 42.82	$ 47.47
Total Return B, C	7.00%	(5.83)%	(2.46)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.67% A	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 342	$ 326	$ 214
Portfolio turnover rate	27% A	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amounts represent less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.4	4.6
Fidelity Disciplined Equity Fund	4.5	4.8
Fidelity Equity-Income Fund	4.5	4.9
Fidelity Large Cap Core Enhanced Index Fund	7.2	7.7
Fidelity Series 100 Index Fund	5.4	5.7
Fidelity Series Broad Market Opportunities Fund	7.2	7.8
Fidelity Series Small Cap Opportunities Fund	2.9	3.2
	36.1	38.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.2	4.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6	1.8
Fidelity Strategic Income Fund	1.7	1.7
	3.3	3.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.1	6.6
Fidelity Strategic Real Return Fund	6.9	6.9
Fidelity Total Bond Fund	21.6	20.4
	35.6	33.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.3	9.5
Fidelity Short-Term Bond Fund	10.5	9.6
	20.8	19.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	36.1%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.3%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	20.8%

Six months ago
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.9%
Short-Term Funds	19.1%

Expected
Domestic Equity Funds	36.1%
International Equity Funds	4.1%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.4%
Short-Term Funds	21.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 40.3%
	Shares	Value
Domestic Equity Funds - 36.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	10,007	$ 138,796
Fidelity Disciplined Equity Fund	7,074	141,625
Fidelity Equity-Income Fund	3,803	144,256
Fidelity Large Cap Core Enhanced Index Fund	30,653	228,670
Fidelity Series 100 Index Fund	22,480	171,974
Fidelity Series Broad Market Opportunities Fund	28,099	229,851
Fidelity Series Small Cap Opportunities Fund	11,593	91,585
TOTAL DOMESTIC EQUITY FUNDS		1,146,757
International Equity Funds - 4.2%
Fidelity Advisor International Discovery Fund Institutional Class	4,669	133,626
TOTAL EQUITY FUNDS (Cost $1,377,813)		1,280,383
Fixed-Income Funds - 38.9%

High Yield Fixed-Income Funds - 3.3%
Fidelity Capital & Income Fund	6,161	52,866
Fidelity Strategic Income Fund	4,879	53,037
TOTAL HIGH YIELD FIXED-INCOME FUNDS		105,903

	Shares	Value
Investment Grade Fixed-Income Funds - 35.6%
Fidelity Government Income Fund	21,559	$ 226,799
Fidelity Strategic Real Return Fund	26,200	219,556
Fidelity Total Bond Fund	64,599	685,391
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,131,746
TOTAL FIXED-INCOME FUNDS (Cost $1,206,487)		1,237,649
Short-Term Funds - 20.8%

Fidelity Institutional Money Market Portfolio Institutional Class	328,278	328,278
Fidelity Short-Term Bond Fund	39,650	331,871
TOTAL SHORT-TERM FUNDS (Cost $657,822)		660,149
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,242,122)		$ 3,178,181
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $3,778 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $89,873 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)
Assets
Investment in securities, at value (cost $3,242,122) - See accompanying schedule	$ 3,178,181

Liabilities
Distribution fees payable	436

Net Assets	$ 3,177,745
Net Assets consist of:
Paid in capital	$ 3,443,782
Undistributed net investment income	1,094
Accumulated undistributed net realized gain (loss) on investments	(203,190)
Net unrealized appreciation (depreciation) on investments	(63,941)
Net Assets	$ 3,177,745
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($649,223 ÷ 14,528.7 shares)	$ 44.69

Maximum offering price per share (100/94.25 of $44.69)	$ 47.41
Class T: Net Asset Value and redemption price per share ($183,356 ÷ 4,103.5 shares)	$ 44.68

Maximum offering price per share (100/96.50 of $44.68)	$ 46.30

Class C: Net Asset Value and offering price per share ($260,752 ÷ 5,838.7 shares)A	$ 44.66

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($1,966,918 ÷ 44,013.8 shares)	$ 44.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($117,496 ÷ 2,629.2 shares)	$ 44.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 38,836

Expenses
Distribution fees	$ 2,428
Independent trustees' compensation	5
Total expenses before reductions	2,433
Expense reductions	(5)	2,428
Net investment income (loss)		36,408
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,566)
Capital gain distributions from underlying funds	12,932	11,366
Change in net unrealized appreciation (depreciation) on underlying funds		138,155
Net gain (loss)		149,521
Net increase (decrease) in net assets resulting from operations		$ 185,929

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,408	$ 65,284
Net realized gain (loss)	11,366	(187,832)
Change in net unrealized appreciation (depreciation)	138,155	(83,658)
Net increase (decrease) in net assets resulting from operations	185,929	(206,206)
Distributions to shareholders from net investment income	(36,178)	(65,385)
Distributions to shareholders from net realized gain	(7,714)	(22,288)
Total distributions	(43,892)	(87,673)
Share transactions - net increase (decrease)	422,417	545,934
Total increase (decrease) in net assets	564,454	252,055

Net Assets
Beginning of period	2,613,291	2,361,236
End of period (including undistributed net investment income of $1,094 and undistributed net investment income of $864, respectively)	$ 3,177,745	$ 2,613,291

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.546	1.027	1.085
Net realized and unrealized gain (loss)	2.514	(4.465)	(2.692)
Total from investment operations	3.060	(3.438)	(1.607)
Distributions from net investment income	(.535)	(1.032)	(1.113)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.650)	(1.392)	(1.283)
Net asset value, end of period	$ 44.69	$ 42.28	$ 47.11
Total Return B, C, D	7.23%	(7.00)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.45% A	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 649	$ 502	$ 503
Portfolio turnover rate	31% A	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.490	.926	.985
Net realized and unrealized gain (loss)	2.503	(4.460)	(2.707)
Total from investment operations	2.993	(3.534)	(1.722)
Distributions from net investment income	(.478)	(.926)	(1.008)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.593)	(1.286)	(1.178)
Net asset value, end of period	$ 44.68	$ 42.28	$ 47.10
Total Return B, C, D	7.07%	(7.23)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.20% A	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 183	$ 171	$ 187
Portfolio turnover rate	31% A	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.378	.736	.755
Net realized and unrealized gain (loss)	2.506	(4.471)	(2.699)
Total from investment operations	2.884	(3.735)	(1.944)
Distributions from net investment income	(.369)	(.725)	(.806)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.484)	(1.085)	(.976)
Net asset value, end of period	$ 44.66	$ 42.26	$ 47.08
Total Return B, C, D	6.82%	(7.70)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.70% A	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 261	$ 221	$ 275
Portfolio turnover rate	31% A	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.601	1.125	1.190
Net realized and unrealized gain (loss)	2.503	(4.464)	(2.677)
Total from investment operations	3.104	(3.339)	(1.487)
Distributions from net investment income	(.589)	(1.131)	(1.223)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.704)	(1.491)	(1.393)
Net asset value, end of period	$ 44.69	$ 42.29	$ 47.12
Total Return B, C	7.34%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.70% A	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,967	$ 1,624	$ 1,233
Portfolio turnover rate	31% A	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.602	1.138	1.215
Net realized and unrealized gain (loss)	2.502	(4.477)	(2.702)
Total from investment operations	3.104	(3.339)	(1.487)
Distributions from net investment income	(.589)	(1.131)	(1.223)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.704)	(1.491)	(1.393)
Net asset value, end of period	$ 44.69	$ 42.29	$ 47.12
Total Return B, C	7.34%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.70% A	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 95	$ 163
Portfolio turnover rate	31% A	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.7	4.9
Fidelity Disciplined Equity Fund	4.8	5.2
Fidelity Equity-Income Fund	4.9	5.2
Fidelity Large Cap Core Enhanced Index Fund	7.8	8.2
Fidelity Series 100 Index Fund	5.9	6.2
Fidelity Series Broad Market Opportunities Fund	7.9	8.4
Fidelity Series Small Cap Opportunities Fund	3.1	3.4
	39.1	41.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.0	5.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	2.0
Fidelity Strategic Income Fund	2.0	2.0
	3.9	4.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.8	6.3
Fidelity Strategic Real Return Fund	6.5	6.5
Fidelity Total Bond Fund	20.4	19.3
	33.7	32.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.1	8.3
Fidelity Short-Term Bond Fund	9.2	8.4
	18.3	16.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.1%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	18.3%

Six months ago
Domestic Equity Funds	41.5%
International Equity Funds	5.7%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	16.7%

Expected
Domestic Equity Funds	39.6%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.2%
Short-Term Funds	18.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.1%
	Shares	Value
Domestic Equity Funds - 39.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,163	$ 127,087
Fidelity Disciplined Equity Fund	6,467	129,464
Fidelity Equity-Income Fund	3,479	131,942
Fidelity Large Cap Core Enhanced Index Fund	28,067	209,379
Fidelity Series 100 Index Fund	20,568	157,344
Fidelity Series Broad Market Opportunities Fund	25,737	210,527
Fidelity Series Small Cap Opportunities Fund	10,624	83,928
TOTAL DOMESTIC EQUITY FUNDS		1,049,671
International Equity Funds - 5.0%
Fidelity Advisor International Discovery Fund Institutional Class	4,729	135,339
TOTAL EQUITY FUNDS (Cost $1,521,779)		1,185,010
Fixed-Income Funds - 37.6%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund	6,186	53,074
Fidelity Strategic Income Fund	4,894	53,203
TOTAL HIGH YIELD FIXED-INCOME FUNDS		106,277

	Shares	Value
Investment Grade Fixed-Income Funds - 33.7%
Fidelity Government Income Fund	17,244	$ 181,407
Fidelity Strategic Real Return Fund	20,942	175,497
Fidelity Total Bond Fund	51,545	546,886
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		903,790
TOTAL FIXED-INCOME FUNDS (Cost $1,015,082)		1,010,067
Short-Term Funds - 18.3%

Fidelity Institutional Money Market Portfolio Institutional Class	243,603	243,603
Fidelity Short-Term Bond Fund	29,439	246,404
TOTAL SHORT-TERM FUNDS (Cost $491,951)		490,007
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,028,812)		$ 2,685,084
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $64,025 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $429,623 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)
Assets
Investment in securities, at value (cost $3,028,812) - See accompanying schedule		$ 2,685,084
Receivable for investments sold		2
Receivable for fund shares sold		2,000
Total assets		2,687,086

Liabilities
Payable for investments purchased	$ 2,013
Distribution fees payable	92
Total liabilities		2,105

Net Assets		$ 2,684,981
Net Assets consist of:
Paid in capital		$ 3,682,417
Undistributed net investment income		973
Accumulated undistributed net realized gain (loss) on investments		(654,681)
Net unrealized appreciation (depreciation) on investments		(343,728)
Net Assets		$ 2,684,981
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($42,222 ÷ 955.9 shares)		$ 44.17

Maximum offering price per share (100/94.25 of $44.17)		$ 46.86
Class T: Net Asset Value and redemption price per share ($79,423 ÷ 1,798.7 shares)		$ 44.16

Maximum offering price per share (100/96.50 of $44.16)		$ 45.76

Class C: Net Asset Value and offering price per share ($54,605 ÷ 1,236.7 shares)A		$ 44.15

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($2,502,439 ÷ 56,677.4 shares)		$ 44.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,292 ÷ 142.5 shares)		$ 44.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 39,005

Expenses
Distribution fees	$ 655
Independent trustees' compensation	5
Total expenses before reductions	660
Expense reductions	(5)	655
Net investment income (loss)		38,350
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(35,032)
Capital gain distributions from underlying funds	12,685	(22,347)
Change in net unrealized appreciation (depreciation) on underlying funds		204,831
Net gain (loss)		182,484
Net increase (decrease) in net assets resulting from operations		$ 220,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,350	$ 96,713
Net realized gain (loss)	(22,347)	(581,422)
Change in net unrealized appreciation (depreciation)	204,831	(193,067)
Net increase (decrease) in net assets resulting from operations	220,834	(677,776)
Distributions to shareholders from net investment income	(38,318)	(98,247)
Distributions to shareholders from net realized gain	(19,734)	(36,959)
Total distributions	(58,052)	(135,206)
Share transactions - net increase (decrease)	(300,452)	(1,903,231)
Total increase (decrease) in net assets	(137,670)	(2,716,213)

Net Assets
Beginning of period	2,822,651	5,538,864
End of period (including undistributed net investment income of $973 and undistributed net investment income of $941, respectively)	$ 2,684,981	$ 2,822,651

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.530	1.035	1.087
Net realized and unrealized gain (loss)	2.583	(4.739)	(2.853)
Total from investment operations	3.113	(3.704)	(1.766)
Distributions from net investment income	(.521)	(1.056)	(1.014)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.813)	(1.476)	(1.184)
Net asset value, end of period	$ 44.17	$ 41.87	$ 47.05
Total Return B, C, D	7.44%	(7.53)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.26%	.25% A
Expenses net of all reductions	.25% A	.26%	.25% A
Net investment income (loss)	2.39% A	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42	$ 122	$ 289
Portfolio turnover rate	36% A	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.473	.933	.982
Net realized and unrealized gain (loss)	2.589	(4.736)	(2.862)
Total from investment operations	3.062	(3.803)	(1.880)
Distributions from net investment income	(.470)	(.957)	(.910)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.762)	(1.377)	(1.080)
Net asset value, end of period	$ 44.16	$ 41.86	$ 47.04
Total Return B, C, D	7.32%	(7.77)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.51%	.50% A
Expenses net of all reductions	.50% A	.51%	.50% A
Net investment income (loss)	2.14% A	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 112	$ 187
Portfolio turnover rate	36% A	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.363	.737	.760
Net realized and unrealized gain (loss)	2.582	(4.745)	(2.860)
Total from investment operations	2.945	(4.008)	(2.100)
Distributions from net investment income	(.363)	(.752)	(.690)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.655)	(1.172)	(.860)
Net asset value, end of period	$ 44.15	$ 41.86	$ 47.04
Total Return B, C, D	7.03%	(8.25)%	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.01%	1.00% A
Net investment income (loss)	1.64% A	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 69	$ 120
Portfolio turnover rate	36% A	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.582	1.144	1.190
Net realized and unrealized gain (loss)	2.581	(4.752)	(2.836)
Total from investment operations	3.163	(3.608)	(1.646)
Distributions from net investment income	(.591)	(1.162)	(1.124)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.883)	(1.582)	(1.294)
Net asset value, end of period	$ 44.15	$ 41.87	$ 47.06
Total Return B, C	7.56%	(7.30)%	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, H	.01%	.00% A, H
Expenses net of fee waivers, if any	.00% A	.01%	.00% A
Expenses net of all reductions	.00% A	.01%	.00% A
Net investment income (loss)	2.64% A	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,502	$ 2,353	$ 4,666
Portfolio turnover rate	36% A	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.585	1.131	1.208
Net realized and unrealized gain (loss)	2.588	(4.749)	(2.854)
Total from investment operations	3.173	(3.618)	(1.646)
Distributions from net investment income	(.591)	(1.162)	(1.124)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.883)	(1.582)	(1.294)
Net asset value, end of period	$ 44.15	$ 41.86	$ 47.06
Total Return B, C	7.59%	(7.33)%	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, H	.01%	.00% A, H
Expenses net of fee waivers, if any	.00% A	.01%	.00% A
Expenses net of all reductions	.00% A	.01%	.00% A
Net investment income (loss)	2.64% A	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6	$ 166	$ 277
Portfolio turnover rate	36% A	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.0	5.2
Fidelity Disciplined Equity Fund	5.1	5.4
Fidelity Equity-Income Fund	5.2	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.2	8.6
Fidelity Series 100 Index Fund	6.1	6.4
Fidelity Series Broad Market Opportunities Fund	8.2	8.7
Fidelity Series Small Cap Opportunities Fund	3.3	3.6
	41.1	43.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.8	6.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.3
Fidelity Strategic Income Fund	2.2	2.2
	4.4	4.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.0
Fidelity Strategic Real Return Fund	6.2	6.1
Fidelity Total Bond Fund	19.4	18.3
	32.1	30.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.3	7.6
Fidelity Short-Term Bond Fund	8.3	7.7
	16.6	15.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	41.1%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	16.6%

Six months ago
Domestic Equity Funds	43.3%
International Equity Funds	6.5%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.4%
Short-Term Funds	15.3%

Expected
Domestic Equity Funds	41.8%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	31.7%
Short-Term Funds	16.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.9%
	Shares	Value
Domestic Equity Funds - 41.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,065	$ 84,119
Fidelity Disciplined Equity Fund	4,282	85,729
Fidelity Equity-Income Fund	2,303	87,357
Fidelity Large Cap Core Enhanced Index Fund	18,560	138,457
Fidelity Series 100 Index Fund	13,618	104,179
Fidelity Series Broad Market Opportunities Fund	17,018	139,211
Fidelity Series Small Cap Opportunities Fund	7,013	55,402
TOTAL DOMESTIC EQUITY FUNDS		694,454
International Equity Funds - 5.8%
Fidelity Advisor International Discovery Fund Institutional Class	3,443	98,537
TOTAL EQUITY FUNDS (Cost $926,336)		792,991
Fixed-Income Funds - 36.5%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund	4,324	37,097
Fidelity Strategic Income Fund	3,422	37,193
TOTAL HIGH YIELD FIXED-INCOME FUNDS		74,290

	Shares	Value
Investment Grade Fixed-Income Funds - 32.1%
Fidelity Government Income Fund	10,329	$ 108,659
Fidelity Strategic Real Return Fund	12,549	105,163
Fidelity Total Bond Fund	30,905	327,903
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		541,725
TOTAL FIXED-INCOME FUNDS (Cost $610,987)		616,015
Short-Term Funds - 16.6%

Fidelity Institutional Money Market Portfolio Institutional Class	139,375	139,375
Fidelity Short-Term Bond Fund	16,849	141,027
TOTAL SHORT-TERM FUNDS (Cost $280,206)		280,402
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,817,529)		$ 1,689,408
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $9,801 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $68,767 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,817,529) - See accompanying schedule	$ 1,689,408
Cash	72
Other receivables	240
Total assets	1,689,720

Liabilities
Distribution fees payable	226

Net Assets	$ 1,689,494
Net Assets consist of:
Paid in capital	$ 1,935,527
Undistributed net investment income	556
Accumulated undistributed net realized gain (loss) on investments	(118,468)
Net unrealized appreciation (depreciation) on investments	(128,121)
Net Assets	$ 1,689,494

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($292,882 ÷ 6,656.4 shares)	$ 44.00

Maximum offering price per share (100/94.25 of $44.00)	$ 46.68
Class T: Net Asset Value and redemption price per share ($66,458 ÷ 1,510.2 shares)	$ 44.01

Maximum offering price per share (100/96.50 of $44.01)	$ 45.60

Class C: Net Asset Value and offering price per share ($155,756 ÷ 3,542.2 shares)A	$ 43.97

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,129,111 ÷ 25,656.9 shares)	$ 44.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($45,287 ÷ 1,029.1 shares)	$ 44.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 22,244

Expenses
Distribution fees	$ 1,340
Independent trustees' compensation	3
Total expenses before reductions	1,343
Expense reductions	(3)	1,340
Net investment income (loss)		20,904
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(10,202)
Capital gain distributions from underlying funds	6,925	(3,277)
Change in net unrealized appreciation (depreciation) on underlying funds		95,497
Net gain (loss)		92,220
Net increase (decrease) in net assets resulting from operations		$ 113,124

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,904	$ 34,036
Net realized gain (loss)	(3,277)	(94,769)
Change in net unrealized appreciation (depreciation)	95,497	(134,829)
Net increase (decrease) in net assets resulting from operations	113,124	(195,562)
Distributions to shareholders from net investment income	(20,747)	(34,212)
Distributions to shareholders from net realized gain	(4,233)	(15,755)
Total distributions	(24,980)	(49,967)
Share transactions - net increase (decrease)	292,622	128,867
Total increase (decrease) in net assets	380,766	(116,662)

Net Assets
Beginning of period	1,308,728	1,425,390
End of period (including undistributed net investment income of $556 and undistributed net investment income of $399, respectively)	$ 1,689,494	$ 1,308,728

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.545	1.014	1.063
Net realized and unrealized gain (loss)	2.612	(5.004)	(2.884)
Total from investment operations	3.157	(3.990)	(1.821)
Distributions from net investment income	(.527)	(1.020)	(1.039)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.637)	(1.500)	(1.209)
Net asset value, end of period	$ 44.00	$ 41.48	$ 46.97
Total Return B,C,D	7.60%	(8.10)%	(3.77)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.48% A	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 293	$ 287	$ 286
Portfolio turnover rate	27% A	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.491	.919	.966
Net realized and unrealized gain (loss)	2.622	(5.010)	(2.903)
Total from investment operations	3.113	(4.091)	(1.937)
Distributions from net investment income	(.473)	(.919)	(.923)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.583)	(1.399)	(1.093)
Net asset value, end of period	$ 44.01	$ 41.48	$ 46.97
Total Return B,C,D	7.49%	(8.34)%	(3.99)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.23% A	2.37%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66	$ 69	$ 96
Portfolio turnover rate	27% A	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.379	.726	.728
Net realized and unrealized gain (loss)	2.612	(5.005)	(2.903)
Total from investment operations	2.991	(4.279)	(2.175)
Distributions from net investment income	(.361)	(.721)	(.725)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.471)	(1.201)	(.895)
Net asset value, end of period	$ 43.97	$ 41.45	$ 46.93
Total Return B,C,D	7.20%	(8.80)%	(4.45)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.73% A	1.87%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 156	$ 147	$ 233
Portfolio turnover rate	27% A	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.600	1.118	1.166
Net realized and unrealized gain (loss)	2.612	(5.011)	(2.868)
Total from investment operations	3.212	(3.893)	(1.702)
Distributions from net investment income	(.582)	(1.117)	(1.148)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.692)	(1.597)	(1.318)
Net asset value, end of period	$ 44.01	$ 41.49	$ 46.98
Total Return B,C	7.73%	(7.87)%	(3.53)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.73% A	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,129	$ 749	$ 714
Portfolio turnover rate	27% A	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.600	1.119	1.194
Net realized and unrealized gain (loss)	2.622	(5.022)	(2.896)
Total from investment operations	3.222	(3.903)	(1.702)
Distributions from net investment income	(.582)	(1.117)	(1.148)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.692)	(1.597)	(1.318)
Net asset value, end of period	$ 44.01	$ 41.48	$ 46.98
Total Return B,C	7.76%	(7.89)%	(3.53)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.73% A	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 57	$ 97
Portfolio turnover rate	27% A	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2	5.3
Fidelity Disciplined Equity Fund	5.3	5.5
Fidelity Equity-Income Fund	5.3	5.6
Fidelity Large Cap Core Enhanced Index Fund	8.5	8.9
Fidelity Series 100 Index Fund	6.4	6.6
Fidelity Series Broad Market Opportunities Fund	8.5	9.0
Fidelity Series Small Cap Opportunities Fund	3.4	3.7
	42.6	44.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.6	7.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.4
Fidelity Strategic Income Fund	2.4	2.4
	4.7	4.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	5.7
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	18.7	17.7
	30.9	29.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.5	6.9
Fidelity Short-Term Bond Fund	7.7	7.0
	15.2	13.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.6%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	15.2%

Six months ago
Domestic Equity Funds	44.6%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.4%
Short-Term Funds	13.9%

Expected
Domestic Equity Funds	43.4%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.3%
Short-Term Funds	15.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.2%
	Shares	Value
Domestic Equity Funds - 42.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	2,265	$ 31,419
Fidelity Disciplined Equity Fund	1,599	32,016
Fidelity Equity-Income Fund	860	32,620
Fidelity Large Cap Core Enhanced Index Fund	6,928	51,684
Fidelity Series 100 Index Fund	5,077	38,840
Fidelity Series Broad Market Opportunities Fund	6,356	51,991
Fidelity Series Small Cap Opportunities Fund	2,621	20,704
TOTAL DOMESTIC EQUITY FUNDS		259,274
International Equity Funds - 6.6%
Fidelity Advisor International Discovery Fund Institutional Class	1,406	40,231
TOTAL EQUITY FUNDS (Cost $371,843)		299,505
Fixed-Income Funds - 35.6%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	1,687	14,473
Fidelity Strategic Income Fund	1,333	14,494
TOTAL HIGH YIELD FIXED-INCOME FUNDS		28,967

	Shares	Value
Investment Grade Fixed-Income Funds - 30.9%
Fidelity Government Income Fund	3,590	$ 37,771
Fidelity Strategic Real Return Fund	4,362	36,557
Fidelity Total Bond Fund	10,738	113,935
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		188,263
TOTAL FIXED-INCOME FUNDS (Cost $217,710)		217,230
Short-Term Funds - 15.2%

Fidelity Institutional Money Market Portfolio Institutional Class	45,971	45,971
Fidelity Short-Term Bond Fund	5,565	46,582
TOTAL SHORT-TERM FUNDS (Cost $93,062)		92,553
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $682,615)		$ 609,288
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $4,903 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $209,184 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $682,615) - See accompanying schedule		$ 609,288
Receivable for investments sold		910
Total assets		610,198

Liabilities
Payable for fund shares redeemed	$ 912
Distribution fees payable	226
Total liabilities		1,138

Net Assets		$ 609,060
Net Assets consist of:
Paid in capital		$ 956,333
Undistributed net investment income		153
Accumulated undistributed net realized gain (loss) on investments		(274,099)
Net unrealized appreciation (depreciation) on investments		(73,327)
Net Assets		$ 609,060

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($55,037 ÷ 1,265.7 shares)		$ 43.48

Maximum offering price per share (100/94.25 of $43.48)		$ 46.14
Class T: Net Asset Value and redemption price per share ($111,415 ÷ 2,562.2 shares)		$ 43.48

Maximum offering price per share (100/96.50 of $43.48)		$ 45.06

Class C: Net Asset Value and offering price per share ($191,122 ÷ 4,397.9 shares)A		$ 43.46

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($206,581 ÷ 4,750.6 shares)		$ 43.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($44,905 ÷ 1,032.7 shares)		$ 43.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,508

Expenses
Distribution fees	$ 1,224
Independent trustees' compensation	1
Total expenses before reductions	1,225
Expense reductions	(1)	1,224
Net investment income (loss)		8,284
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(50,354)
Capital gain distributions from underlying funds	3,008	(47,346)
Change in net unrealized appreciation (depreciation) on underlying funds		95,968
Net gain (loss)		48,622
Net increase (decrease) in net assets resulting from operations		$ 56,906

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,284	$ 26,863
Net realized gain (loss)	(47,346)	(215,946)
Change in net unrealized appreciation (depreciation)	95,968	(62,196)
Net increase (decrease) in net assets resulting from operations	56,906	(251,279)
Distributions to shareholders from net investment income	(8,460)	(27,271)
Distributions to shareholders from net realized gain	(1,823)	(19,439)
Total distributions	(10,283)	(46,710)
Share transactions - net increase (decrease)	(157,798)	(573,294)
Total increase (decrease) in net assets	(111,175)	(871,283)

Net Assets
Beginning of period	720,235	1,591,518
End of period (including undistributed net investment income of $153 and undistributed net investment income of $329, respectively)	$ 609,060	$ 720,235

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.533	1.042	1.076
Net realized and unrealized gain (loss)	2.626	(5.184)	(3.105)
Total from investment operations	3.159	(4.142)	(2.029)
Distributions from net investment income	(.539)	(1.028)	(1.031)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.649)	(1.648)	(1.211)
Net asset value, end of period	$ 43.48	$ 40.97	$ 46.76
Total Return B,C,D	7.70%	(8.56)%	(4.19)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.45% A	2.70%	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 69	$ 131
Portfolio turnover rate	61% A	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.478	.944	.966
Net realized and unrealized gain (loss)	2.632	(5.184)	(3.110)
Total from investment operations	3.110	(4.240)	(2.144)
Distributions from net investment income	(.490)	(.930)	(.916)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.600)	(1.550)	(1.096)
Net asset value, end of period	$ 43.48	$ 40.97	$ 46.76
Total Return B,C,D	7.58%	(8.79)%	(4.41)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.20% A	2.45%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 55	$ 96
Portfolio turnover rate	61% A	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.369	.757	.723
Net realized and unrealized gain (loss)	2.629	(5.183)	(3.090)
Total from investment operations	2.998	(4.426)	(2.367)
Distributions from net investment income	(.378)	(.724)	(.733)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.488)	(1.344)	(.913)
Net asset value, end of period	$ 43.46	$ 40.95	$ 46.72
Total Return B,C,D	7.31%	(9.25)%	(4.85)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00%A	1.00%	1.00% A
Net investment income (loss)	1.70% A	1.95%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 191	$ 183	$ 485
Portfolio turnover rate	61% A	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.588	1.138	1.168
Net realized and unrealized gain (loss)	2.636	(5.190)	(3.079)
Total from investment operations	3.224	(4.052)	(1.911)
Distributions from net investment income	(.594)	(1.128)	(1.139)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.704)	(1.748)	(1.319)
Net asset value, end of period	$ 43.49	$ 40.97	$ 46.77
Total Return B,C	7.86%	(8.34)%	(3.96)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.70% A	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 207	$ 357	$ 783
Portfolio turnover rate	61% A	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.587	1.136	1.196
Net realized and unrealized gain (loss)	2.627	(5.188)	(3.107)
Total from investment operations	3.214	(4.052)	(1.911)
Distributions from net investment income	(.594)	(1.128)	(1.139)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.704)	(1.748)	(1.319)
Net asset value, end of period	$ 43.48	$ 40.97	$ 46.77
Total Return B,C	7.84%	(8.34)%	(3.96)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.70% A	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 56	$ 96
Portfolio turnover rate	61% A	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.4
Fidelity Disciplined Equity Fund	5.4	5.7
Fidelity Equity-Income Fund	5.5	5.7
Fidelity Large Cap Core Enhanced Index Fund	8.7	9.1
Fidelity Series 100 Index Fund	6.5	6.8
Fidelity Series Broad Market Opportunities Fund	8.7	9.2
Fidelity Series Small Cap Opportunities Fund	3.5	3.8
	43.6	45.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.4	8.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.5	2.5
	5.0	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	5.5
Fidelity Strategic Real Return Fund	5.9	5.8
Fidelity Total Bond Fund	18.3	17.1
	30.2	28.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.9	6.4
Fidelity Short-Term Bond Fund	6.9	6.4
	13.8	12.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	43.6%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	30.2%
Short-Term Funds	13.8%

Six months ago
Domestic Equity Funds	45.7%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	12.8%

Expected
Domestic Equity Funds	44.5%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.5%
Short-Term Funds	13.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.0%
	Shares	Value
Domestic Equity Funds - 43.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	25,671	$ 356,056
Fidelity Disciplined Equity Fund	18,112	362,596
Fidelity Equity-Income Fund	9,743	369,555
Fidelity Large Cap Core Enhanced Index Fund	78,646	586,702
Fidelity Series 100 Index Fund	57,592	440,582
Fidelity Series Broad Market Opportunities Fund	72,121	589,947
Fidelity Series Small Cap Opportunities Fund	29,776	235,227
TOTAL DOMESTIC EQUITY FUNDS		2,940,665
International Equity Funds - 7.4%
Fidelity Advisor International Discovery Fund Institutional Class	17,291	494,856
TOTAL EQUITY FUNDS (Cost $4,080,411)		3,435,521
Fixed-Income Funds - 35.2%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	19,720	169,201
Fidelity Strategic Income Fund	15,611	169,692
TOTAL HIGH YIELD FIXED-INCOME FUNDS		338,893

	Shares	Value
Investment Grade Fixed-Income Funds - 30.2%
Fidelity Government Income Fund	38,796	$ 408,135
Fidelity Strategic Real Return Fund	47,117	394,838
Fidelity Total Bond Fund	116,068	1,231,482
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,034,455
TOTAL FIXED-INCOME FUNDS (Cost $2,368,495)		2,373,348
Short-Term Funds - 13.8%

Fidelity Institutional Money Market Portfolio Institutional Class	462,062	462,062
Fidelity Short-Term Bond Fund	55,835	467,337
TOTAL SHORT-TERM FUNDS (Cost $930,855)		929,399
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,379,761)		$ 6,738,268
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $7,815 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $304,780 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $7,379,761) - See accompanying schedule		$ 6,738,268
Cash		1
Receivable for investments sold		3
Receivable for fund shares sold		16,077
Total assets		6,754,349

Liabilities
Payable for investments purchased	$ 16,077
Distribution fees payable	275
Total liabilities		16,352

Net Assets		$ 6,737,997
Net Assets consist of:
Paid in capital		$ 7,930,610
Undistributed net investment income		2,313
Accumulated undistributed net realized gain (loss) on investments		(553,433)
Net unrealized appreciation (depreciation) on investments		(641,493)
Net Assets		$ 6,737,997

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($354,142 ÷ 8,096.0 shares)		$ 43.74

Maximum offering price per share (100/94.25 of $43.74)		$ 46.41
Class T: Net Asset Value and redemption price per share ($326,598 ÷ 7,466.8 shares)		$ 43.74

Maximum offering price per share (100/96.50 of $43.74)		$ 45.33

Class C: Net Asset Value and offering price per share ($65,262 ÷ 1,491.7 shares) A		$ 43.75

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,947,303 ÷ 135,936.2 shares)		$ 43.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($44,692 ÷ 1,021.5 shares)		$ 43.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 90,430

Expenses
Distribution fees	$ 1,648
Independent trustees' compensation	12
Total expenses before reductions	1,660
Expense reductions	(12)	1,648
Net investment income (loss)		88,782
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(89,935)
Capital gain distributions from underlying funds	27,355	(62,580)
Change in net unrealized appreciation (depreciation) on underlying funds		476,225
Net gain (loss)		413,645
Net increase (decrease) in net assets resulting from operations		$ 502,427

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 88,782	$ 179,764
Net realized gain (loss)	(62,580)	(402,726)
Change in net unrealized appreciation (depreciation)	476,225	(709,389)
Net increase (decrease) in net assets resulting from operations	502,427	(932,351)
Distributions to shareholders from net investment income	(88,424)	(180,965)
Distributions to shareholders from net realized gain	(16,965)	(58,901)
Total distributions	(105,389)	(239,866)
Share transactions - net increase (decrease)	(30,098)	252,701
Total increase (decrease) in net assets	366,940	(919,516)

Net Assets
Beginning of period	6,371,057	7,290,573
End of period (including undistributed net investment income of $2,313 and undistributed net investment income of $1,955, respectively)	$ 6,737,997	$ 6,371,057

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.529	1.000	.966
Net realized and unrealized gain (loss)	2.690	(5.341)	(3.085)
Total from investment operations	3.219	(4.341)	(2.119)
Distributions from net investment income	(.529)	(.979)	(.911)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.639)	(1.309)	(1.071)
Net asset value, end of period	$ 43.74	$ 41.16	$ 46.81
Total Return B,C,D	7.81%	(8.93)%	(4.36)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.42% A	2.60%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 354	$ 278	$ 371
Portfolio turnover rate	21% A	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.475	.905	.847
Net realized and unrealized gain (loss)	2.690	(5.340)	(3.079)
Total from investment operations	3.165	(4.435)	(2.232)
Distributions from net investment income	(.475)	(.875)	(.808)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.585)	(1.205)	(.968)
Net asset value, end of period	$ 43.74	$ 41.16	$ 46.80
Total Return B,C,D	7.68%	(9.15)%	(4.57)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.17% A	2.35%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 327	$ 311	$ 606
Portfolio turnover rate	21% A	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.364	.711	.639
Net realized and unrealized gain (loss)	2.692	(5.333)	(3.104)
Total from investment operations	3.056	(4.622)	(2.465)
Distributions from net investment income	(.356)	(.678)	(.585)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.466)	(1.008)	(.745)
Net asset value, end of period	$ 43.75	$ 41.16	$ 46.79
Total Return B,C,D	7.41%	(9.60)%	(5.02)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.67% A	1.84%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65	$ 86	$ 150
Portfolio turnover rate	21% A	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.584	1.087	1.067
Net realized and unrealized gain (loss)	2.689	(5.330)	(3.072)
Total from investment operations	3.273	(4.243)	(2.005)
Distributions from net investment income	(.583)	(1.077)	(1.015)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.693)	(1.407)	(1.175)
Net asset value, end of period	$ 43.75	$ 41.17	$ 46.82
Total Return B,C	7.94%	(8.69)%	(4.14) %
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.67% A	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,947	$ 5,641	$ 6,068
Portfolio turnover rate	21% A	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.585	1.097	1.101
Net realized and unrealized gain (loss)	2.688	(5.340)	(3.106)
Total from investment operations	3.273	(4.243)	(2.005)
Distributions from net investment income	(.583)	(1.077)	(1.015)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.693)	(1.407)	(1.175)
Net asset value, end of period	$ 43.75	$ 41.17	$ 46.82
Total Return B,C	7.94%	(8.69)%	(4.14)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.67% A	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 56	$ 96
Portfolio turnover rate	21% A	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.5
Fidelity Disciplined Equity Fund	5.5	5.8
Fidelity Equity-Income Fund	5.6	5.8
Fidelity Large Cap Core Enhanced Index Fund	8.9	9.2
Fidelity Series 100 Index Fund	6.7	6.9
Fidelity Series Broad Market Opportunities Fund	8.9	9.4
Fidelity Series Small Cap Opportunities Fund	3.6	3.8
	44.6	46.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.1	8.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity Strategic Income Fund	2.7	2.6
	5.3	5.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.4
Fidelity Strategic Real Return Fund	5.6	5.5
Fidelity Total Bond Fund	17.6	16.6
	29.0	27.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.5	5.9
Fidelity Short-Term Bond Fund	6.5	6.0
	13.0	11.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.6%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.0%

Six months ago
Domestic Equity Funds	46.4%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	11.9%

Expected
Domestic Equity Funds	45.5%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.3%
Short-Term Funds	13.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.7%
	Shares	Value
Domestic Equity Funds - 44.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	2,998	$ 41,580
Fidelity Disciplined Equity Fund	2,118	42,402
Fidelity Equity-Income Fund	1,139	43,209
Fidelity Large Cap Core Enhanced Index Fund	9,189	68,551
Fidelity Series 100 Index Fund	6,732	51,501
Fidelity Series Broad Market Opportunities Fund	8,426	68,922
Fidelity Series Small Cap Opportunities Fund	3,480	27,493
TOTAL DOMESTIC EQUITY FUNDS		343,658
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class	2,186	62,554
TOTAL EQUITY FUNDS (Cost $493,150)		406,212
Fixed-Income Funds - 34.3%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	2,380	20,424
Fidelity Strategic Income Fund	1,884	20,482
TOTAL HIGH YIELD FIXED-INCOME FUNDS		40,906

	Shares	Value
Investment Grade Fixed-Income Funds - 29.0%
Fidelity Government Income Fund	4,270	$ 44,918
Fidelity Strategic Real Return Fund	5,188	43,473
Fidelity Total Bond Fund	12,781	135,604
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		223,995
TOTAL FIXED-INCOME FUNDS (Cost $264,389)		264,901
Short-Term Funds - 13.0%

Fidelity Institutional Money Market Portfolio Institutional Class	49,956	49,956
Fidelity Short-Term Bond Fund	6,036	50,518
TOTAL SHORT-TERM FUNDS (Cost $100,147)		100,474
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $857,686)		$ 771,587
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $39,903 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $79,799 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $857,686) - See accompanying schedule	$ 771,587

Liabilities
Distribution fees payable	195

Net Assets	$ 771,392
Net Assets consist of:
Paid in capital	$ 1,003,749
Undistributed net investment income	214
Accumulated undistributed net realized gain (loss) on investments	(146,472)
Net unrealized appreciation (depreciation) on investments	(86,099)
Net Assets	$ 771,392

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,217 ÷ 1,021.2 shares)	$ 43.30

Maximum offering price per share (100/94.25 of $43.30)	$ 45.94
Class T: Net Asset Value and redemption price per share ($56,504 ÷ 1,305.1 shares)	$ 43.29

Maximum offering price per share (100/96.50 of $43.29)	$ 44.86

Class C: Net Asset Value and offering price per share ($185,297 ÷ 4,282.0 shares) A	$ 43.27

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($440,887 ÷ 10,184.6 shares)	$ 43.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($44,487 ÷ 1,027.6 shares)	$ 43.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,665

Expenses
Distribution fees	$ 1,163
Independent trustees' compensation	1
Total expenses before reductions	1,164
Expense reductions	(1)	1,163
Net investment income (loss)		8,502
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,688
Capital gain distributions from underlying funds	2,934	6,622
Change in net unrealized appreciation (depreciation) on underlying funds		35,653
Net gain (loss)		42,275
Net increase (decrease) in net assets resulting from operations		$ 50,777

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,502	$ 19,222
Net realized gain (loss)	6,622	(146,987)
Change in net unrealized appreciation (depreciation)	35,653	(39,917)
Net increase (decrease) in net assets resulting from operations	50,777	(167,682)
Distributions to shareholders from net investment income	(8,468)	(19,606)
Distributions to shareholders from net realized gain	(1,857)	(12,578)
Total distributions	(10,325)	(32,184)
Share transactions - net increase (decrease)	68,113	(373,887)
Total increase (decrease) in net assets	108,565	(573,753)

Net Assets
Beginning of period	662,827	1,236,580
End of period (including undistributed net investment income of $214 and undistributed net investment income of $180, respectively)	$ 771,392	$ 662,827

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.529	.978	1.034
Net realized and unrealized gain (loss)	2.692	(5.404)	(3.239)
Total from investment operations	3.221	(4.426)	(2.205)
Distributions from net investment income	(.506)	(1.004)	(.995)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.611)	(1.494)	(1.185)
Net asset value, end of period	$ 43.30	$ 40.69	$ 46.61
Total Return B,C,D	7.90%	(9.22)%	(4.55)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.44% A	2.57%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44	$ 55	$ 95
Portfolio turnover rate	26% A	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.473	.881	.920
Net realized and unrealized gain (loss)	2.680	(5.402)	(3.234)
Total from investment operations	3.153	(4.251)	(2.314)
Distributions from net investment income	(.448)	(.909)	(.886)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.553)	(1.399)	(1.076)
Net asset value, end of period	$ 43.29	$ 40.69	$ 46.61
Total Return B,C,D	7.73%	(9.45)%	(4.76)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.19% A	2.32%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 71	$ 95
Portfolio turnover rate	26% A	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.366	.693	.682
Net realized and unrealized gain (loss)	2.686	(5.400)	(3.227)
Total from investment operations	3.052	(4.707)	(2.545)
Distributions from net investment income	(.347)	(.713)	(.685)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.452)	(1.203)	(.875)
Net asset value, end of period	$ 43.27	$ 40.67	$ 46.58
Total Return B,C,D	7.49%	(9.91)%	(5.21)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.69% A	1.82%	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 185	$ 178	$ 297
Portfolio turnover rate	26% A	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.582	1.101	1.117
Net realized and unrealized gain (loss)	2.685	(5.429)	(3.209)
Total from investment operations	3.267	(4.328)	(2.092)
Distributions from net investment income	(.562)	(1.102)	(1.108)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.667)	(1.592)	(1.298)
Net asset value, end of period	$ 43.29	$ 40.69	$ 46.61
Total Return B,C	8.02%	(8.99)%	(4.33)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.69% A	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 441	$ 303	$ 653
Portfolio turnover rate	26% A	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.582	1.074	1.149
Net realized and unrealized gain (loss)	2.685	(5.402)	(3.241)
Total from investment operations	3.267	(4.328)	(2.092)
Distributions from net investment income	(.562)	(1.102)	(1.108)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.667)	(1.592)	(1.298)
Net asset value, end of period	$ 43.29	$ 40.69	$ 46.61
Total Return B,C	8.02%	(8.99)%	(4.33)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.69% A	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44	$ 55	$ 96
Portfolio turnover rate	26% A	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.6
Fidelity Disciplined Equity Fund	5.6	5.9
Fidelity Equity-Income Fund	5.7	5.9
Fidelity Large Cap Core Enhanced Index Fund	9.1	9.4
Fidelity Series 100 Index Fund	6.8	7.0
Fidelity Series Broad Market Opportunities Fund	9.1	9.5
Fidelity Series Small Cap Opportunities Fund	3.6	3.9
	45.4	47.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.9	9.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.8
Fidelity Strategic Income Fund	2.8	2.7
	5.5	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.4
Fidelity Strategic Real Return Fund	5.6	5.4
Fidelity Total Bond Fund	17.3	16.3
	28.6	27.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.8	5.2
Fidelity Short-Term Bond Fund	5.8	5.2
	11.6	10.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.4%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	28.6%
Short-Term Funds	11.6%

Six months ago
Domestic Equity Funds	47.2%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.1%
Short-Term Funds	10.4%

Expected
Domestic Equity Funds	46.2%
International Equity Funds	9.0%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	11.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.3%
	Shares	Value
Domestic Equity Funds - 45.4%
Fidelity Advisor Mid Cap II Fund Institutional Class	3,455	$ 47,918
Fidelity Disciplined Equity Fund	2,439	48,832
Fidelity Equity-Income Fund	1,312	49,758
Fidelity Large Cap Core Enhanced Index Fund	10,582	78,939
Fidelity Series 100 Index Fund	7,752	59,306
Fidelity Series Broad Market Opportunities Fund	9,703	79,368
Fidelity Series Small Cap Opportunities Fund	4,003	31,624
TOTAL DOMESTIC EQUITY FUNDS		395,745
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class	2,709	77,545
TOTAL EQUITY FUNDS (Cost $414,677)		473,290
Fixed-Income Funds - 34.1%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	2,821	24,201
Fidelity Strategic Income Fund	2,232	24,265
TOTAL HIGH YIELD FIXED-INCOME FUNDS		48,466

	Shares	Value
Investment Grade Fixed-Income Funds - 28.6%
Fidelity Government Income Fund	4,754	$ 50,013
Fidelity Strategic Real Return Fund	5,776	48,406
Fidelity Total Bond Fund	14,223	150,906
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		249,325
TOTAL FIXED-INCOME FUNDS (Cost $274,680)		297,791
Short-Term Funds - 11.6%

Fidelity Institutional Money Market Portfolio Institutional Class	50,378	50,378
Fidelity Short-Term Bond Fund	6,087	50,947
TOTAL SHORT-TERM FUNDS (Cost $99,419)		101,325
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $788,776)		$ 872,406
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $9,927 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $154,079 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $788,776) - See accompanying schedule	$ 872,406

Liabilities
Distribution fees payable	95

Net Assets	$ 872,311
Net Assets consist of:
Paid in capital	$ 1,148,611
Undistributed net investment income	276
Accumulated undistributed net realized gain (loss) on investments	(360,206)
Net unrealized appreciation (depreciation) on investments	83,630
Net Assets	$ 872,311

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($192,955 ÷ 4,513.4 shares)	$ 42.75

Maximum offering price per share (100/94.25 of $42.75)	$ 45.36
Class T: Net Asset Value and redemption price per share ($43,680 ÷ 1,021.4 shares)	$ 42.76

Maximum offering price per share (100/96.50 of $42.76)	$ 44.31

Class C: Net Asset Value and offering price per share ($36,474 ÷ 852.6 shares)A	$ 42.78

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($554,978 ÷ 12,979.0 shares)	$ 42.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($44,224 ÷ 1,034.2 shares)	$ 42.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 12,893

Expenses
Distribution fees	$ 578
Independent trustees' compensation	2
Total expenses before reductions	580
Expense reductions	(2)	578
Net investment income (loss)		12,315
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(152,484)
Capital gain distributions from underlying funds	3,533	(148,951)
Change in net unrealized appreciation (depreciation) on underlying funds		229,522
Net gain (loss)		80,571
Net increase (decrease) in net assets resulting from operations		$ 92,886

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,315	$ 26,121
Net realized gain (loss)	(148,951)	(200,914)
Change in net unrealized appreciation (depreciation)	229,522	(11,017)
Net increase (decrease) in net assets resulting from operations	92,886	(185,810)
Distributions to shareholders from net investment income	(12,533)	(25,993)
Distributions to shareholders from net realized gain	(2,138)	(19,364)
Total distributions	(14,671)	(45,357)
Share transactions - net increase (decrease)	(829,430)	436,283
Total increase (decrease) in net assets	(751,215)	205,116

Net Assets
Beginning of period	1,623,526	1,418,410
End of period (including undistributed net investment income of $276 and undistributed net investment income of $494, respectively)	$ 872,311	$ 1,623,526

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.486	.930	1.019
Net realized and unrealized gain (loss)	2.727	(5.570)	(3.322)
Total from investment operations	3.213	(4.640)	(2.303)
Distributions from net investment income	(.568)	(.960)	(.987)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.673)	(1.670)	(1.177)
Net asset value, end of period	$ 42.75	$ 40.21	$ 46.52
Total Return B, C, D	7.98%	(9.66)%	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.27% A	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 193	$ 183	$ 402
Portfolio turnover rate	25% A	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.433	.821	.918
Net realized and unrealized gain (loss)	2.725	(5.548)	(3.339)
Total from investment operations	3.158	(4.727)	(2.421)
Distributions from net investment income	(.513)	(.863)	(.869)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.618)	(1.573)	(1.059)
Net asset value, end of period	$ 42.76	$ 40.22	$ 46.52
Total Return B, C, D	7.84%	(9.88)%	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.02% A	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44	$ 54	$ 95
Portfolio turnover rate	25% A	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.325	.624	.690
Net realized and unrealized gain (loss)	2.730	(5.532)	(3.342)
Total from investment operations	3.055	(4.908)	(2.652)
Distributions from net investment income	(.400)	(.662)	(.648)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.505)	(1.372)	(.838)
Net asset value, end of period	$ 42.78	$ 40.23	$ 46.51
Total Return B, C, D	7.58%	(10.32)%	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.52% A	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36	$ 46	$ 95
Portfolio turnover rate	25% A	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.540	1.014	1.122
Net realized and unrealized gain (loss)	2.726	(5.557)	(3.310)
Total from investment operations	3.266	(4.543)	(2.188)
Distributions from net investment income	(.621)	(1.057)	(1.092)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.726)	(1.767)	(1.282)
Net asset value, end of period	$ 42.76	$ 40.22	$ 46.53
Total Return B, C	8.11%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.52% A	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 555	$ 1,285	$ 731
Portfolio turnover rate	25% A	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.539	1.009	1.147
Net realized and unrealized gain (loss)	2.727	(5.552)	(3.335)
Total from investment operations	3.266	(4.543)	(2.188)
Distributions from net investment income	(.621)	(1.057)	(1.092)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.726)	(1.767)	(1.282)
Net asset value, end of period	$ 42.76	$ 40.22	$ 46.53
Total Return B, C	8.11%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.52% A	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44	$ 55	$ 96
Portfolio turnover rate	25% A	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.7
Fidelity Disciplined Equity Fund	5.7	6.0
Fidelity Equity-Income Fund	5.8	6.1
Fidelity Large Cap Core Enhanced Index Fund	9.2	9.5
Fidelity Series 100 Index Fund	7.0	7.1
Fidelity Series Broad Market Opportunities Fund	9.3	9.7
Fidelity Series Small Cap Opportunities Fund	3.7	4.0
	46.3	48.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.7	10.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	3.0
Fidelity Strategic Income Fund	2.9	2.8
	5.8	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.1
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	16.8	15.8
	27.8	26.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.2	4.6
Fidelity Short-Term Bond Fund	5.2	4.7
	10.4	9.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	46.3%
International Equity Funds	9.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	10.4%

Six months ago
Domestic Equity Funds	48.1%
International Equity Funds	10.6%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	9.3%

Expected
Domestic Equity Funds	47.1%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	10.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 56.0%
	Shares	Value
Domestic Equity Funds - 46.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,831	$ 108,614
Fidelity Disciplined Equity Fund	5,536	110,825
Fidelity Equity-Income Fund	2,976	112,872
Fidelity Large Cap Core Enhanced Index Fund	24,003	179,060
Fidelity Series 100 Index Fund	17,590	134,565
Fidelity Series Broad Market Opportunities Fund	22,000	179,958
Fidelity Series Small Cap Opportunities Fund	9,080	71,734
TOTAL DOMESTIC EQUITY FUNDS		897,628
International Equity Funds - 9.7%
Fidelity Advisor International Discovery Fund Institutional Class	6,597	188,813
TOTAL EQUITY FUNDS (Cost $1,125,957)		1,086,441
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	6,583	56,482
Fidelity Strategic Income Fund	5,213	56,670
TOTAL HIGH YIELD FIXED-INCOME FUNDS		113,152

	Shares	Value
Investment Grade Fixed-Income Funds - 27.8%
Fidelity Government Income Fund	10,306	$ 108,417
Fidelity Strategic Real Return Fund	12,519	104,913
Fidelity Total Bond Fund	30,765	326,418
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		539,748
TOTAL FIXED-INCOME FUNDS (Cost $624,829)		652,900
Short-Term Funds - 10.4%

Fidelity Institutional Money Market Portfolio Institutional Class	100,304	100,304
Fidelity Short-Term Bond Fund	12,117	101,415
TOTAL SHORT-TERM FUNDS (Cost $200,455)		201,719
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,951,241)		$ 1,941,060
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $21,630 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,951,241) - See accompanying schedule	$ 1,941,060

Liabilities
Distribution fees payable	59

Net Assets	$ 1,941,001
Net Assets consist of:
Paid in capital	$ 2,059,931
Undistributed net investment income	654
Accumulated undistributed net realized gain (loss) on investments	(109,403)
Net unrealized appreciation (depreciation) on investments	(10,181)
Net Assets	$ 1,941,001

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($32,802 ÷ 765.6 shares)	$ 42.84

Maximum offering price per share (100/94.25 of $42.84)	$ 45.45
Class T: Net Asset Value and redemption price per share ($43,328 ÷ 1,011.3 shares)	$ 42.84

Maximum offering price per share (100/96.50 of $42.84)	$ 44.39

Class C: Net Asset Value and offering price per share ($33,058 ÷ 771.3 shares)A	$ 42.86

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($1,740,827 ÷ 40,643.6 shares)	$ 42.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($90,986 ÷ 2,124.2 shares)	$ 42.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 25,963

Expenses
Distribution fees	$ 370
Independent trustees' compensation	3
Total expenses before reductions	373
Expense reductions	(3)	370
Net investment income (loss)		25,593
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(49,689)
Capital gain distributions from underlying funds	7,487	(42,202)
Change in net unrealized appreciation (depreciation) on underlying funds		167,219
Net gain (loss)		125,017
Net increase (decrease) in net assets resulting from operations		$ 150,610

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,593	$ 40,311
Net realized gain (loss)	(42,202)	(55,031)
Change in net unrealized appreciation (depreciation)	167,219	(101,047)
Net increase (decrease) in net assets resulting from operations	150,610	(115,767)
Distributions to shareholders from net investment income	(25,489)	(40,128)
Distributions to shareholders from net realized gain	(8,464)	(12,077)
Total distributions	(33,953)	(52,205)
Share transactions - net increase (decrease)	(70,149)	1,087,959
Total increase (decrease) in net assets	46,508	919,987

Net Assets
Beginning of period	1,894,493	974,506
End of period (including undistributed net investment income of $654 and undistributed net investment income of $550, respectively)	$ 1,941,001	$ 1,894,493

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.521	.923	.994
Net realized and unrealized gain (loss)	2.740	(5.753)	(3.438)
Total from investment operations	3.261	(4.830)	(2.444)
Distributions from net investment income	(.522)	(.890)	(.956)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.711)	(1.280)	(1.156)
Net asset value, end of period	$ 42.84	$ 40.29	$ 46.40
Total Return B, C, D	8.08%	(10.20)%	(5.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.26%	.25% A
Expenses net of all reductions	.25% A	.26%	.25% A
Net investment income (loss)	2.43% A	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 63	$ 138
Portfolio turnover rate	18% A	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.466	.828	.875
Net realized and unrealized gain (loss)	2.746	(5.757)	(3.431)
Total from investment operations	3.212	(4.929)	(2.556)
Distributions from net investment income	(.473)	(.791)	(.844)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.662)	(1.181)	(1.044)
Net asset value, end of period	$ 42.84	$ 40.29	$ 46.40
Total Return B, C, D	7.96%	(10.44)%	(5.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.51%	.50% A
Expenses net of all reductions	.50% A	.51%	.50% A
Net investment income (loss)	2.17% A	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43	$ 54	$ 95
Portfolio turnover rate	18% A	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.359	.631	.658
Net realized and unrealized gain (loss)	2.748	(5.740)	(3.448)
Total from investment operations	3.107	(5.109)	(2.790)
Distributions from net investment income	(.358)	(.591)	(.620)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.547)	(.981)	(.820)
Net asset value, end of period	$ 42.86	$ 40.30	$ 46.39
Total Return B, C, D	7.69%	(10.88)%	(5.70)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.01%	1.00% A
Net investment income (loss)	1.67% A	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 41	$ 94
Portfolio turnover rate	18% A	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.573	.988	1.090
Net realized and unrealized gain (loss)	2.748	(5.729)	(3.425)
Total from investment operations	3.321	(4.741)	(2.335)
Distributions from net investment income	(.582)	(.989)	(1.065)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.771)	(1.379)	(1.265)
Net asset value, end of period	$ 42.83	$ 40.28	$ 46.40
Total Return B, C	8.24%	(9.98)%	(4.83)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, H	.01%	.00% A, H
Expenses net of fee waivers, if any	.00% A	.01%	.00% A
Expenses net of all reductions	.00% A	.01%	.00% A
Net investment income (loss)	2.67% A	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,741	$ 1,628	$ 552
Portfolio turnover rate	18% A	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.573	1.002	1.114
Net realized and unrealized gain (loss)	2.748	(5.753)	(3.439)
Total from investment operations	3.321	(4.751)	(2.325)
Distributions from net investment income	(.582)	(.989)	(1.065)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.771)	(1.379)	(1.265)
Net asset value, end of period	$ 42.83	$ 40.28	$ 46.41
Total Return B, C	8.24%	(10.00)%	(4.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, H	.01%	.00% A, H
Expenses net of fee waivers, if any	.00% A	.01%	.00% A
Expenses net of all reductions	.00% A	.01%	.00% A
Net investment income (loss)	2.67% A	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91	$ 108	$ 95
Portfolio turnover rate	18% A	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.9
Fidelity Disciplined Equity Fund	5.8	6.1
Fidelity Equity-Income Fund	6.0	6.2
Fidelity Large Cap Core Enhanced Index Fund	9.4	9.8
Fidelity Series 100 Index Fund	7.1	7.3
Fidelity Series Broad Market Opportunities Fund	9.5	9.9
Fidelity Series Small Cap Opportunities Fund	3.8	4.0
	47.3	49.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.7	11.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.1
Fidelity Strategic Income Fund	3.1	3.0
	6.1	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.0
Fidelity Strategic Real Return Fund	5.3	5.2
Fidelity Total Bond Fund	16.6	15.6
	27.4	25.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.2	3.6
Fidelity Short-Term Bond Fund	4.3	3.7
	8.5	7.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.3%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	8.5%

Six months ago
Domestic Equity Funds	49.2%
International Equity Funds	11.6%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	25.8%
Short-Term Funds	7.3%

Expected
Domestic Equity Funds	48.1%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	8.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.0%
	Shares	Value
Domestic Equity Funds - 47.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	4,507	$ 62,518
Fidelity Disciplined Equity Fund	3,182	63,710
Fidelity Equity-Income Fund	1,712	64,924
Fidelity Large Cap Core Enhanced Index Fund	13,800	102,949
Fidelity Series 100 Index Fund	10,118	77,402
Fidelity Series Broad Market Opportunities Fund	12,654	103,513
Fidelity Series Small Cap Opportunities Fund	5,218	41,223
TOTAL DOMESTIC EQUITY FUNDS		516,239
International Equity Funds - 10.7%
Fidelity Advisor International Discovery Fund Institutional Class	4,058	116,137
TOTAL EQUITY FUNDS (Cost $804,303)		632,376
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	3,891	33,388
Fidelity Strategic Income Fund	3,080	33,475
TOTAL HIGH YIELD FIXED-INCOME FUNDS		66,863

	Shares	Value
Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund	5,700	$ 59,962
Fidelity Strategic Real Return Fund	6,924	58,026
Fidelity Total Bond Fund	17,064	181,046
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		299,034
TOTAL FIXED-INCOME FUNDS (Cost $364,549)		365,897
Short-Term Funds - 8.5%

Fidelity Institutional Money Market Portfolio Institutional Class	46,052	46,052
Fidelity Short-Term Bond Fund	5,564	46,574
TOTAL SHORT-TERM FUNDS (Cost $92,982)		92,626
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,261,834)		$ 1,090,899
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $19,968 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $116,879 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,261,834) - See accompanying schedule		$ 1,090,899
Cash		75
Receivable for fund shares sold		102
Total assets		1,091,076

Liabilities
Payable for investments purchased	$ 98
Distribution fees payable	244
Total liabilities		342

Net Assets		$ 1,090,734
Net Assets consist of:
Paid in capital		$ 1,489,958
Undistributed net investment income		305
Accumulated undistributed net realized gain (loss) on investments		(228,594)
Net unrealized appreciation (depreciation) on investments		(170,935)
Net Assets		$ 1,090,734

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,347 ÷ 1,024.6 shares)		$ 42.31

Maximum offering price per share (100/94.25 of $42.31)		$ 44.89
Class T: Net Asset Value and redemption price per share ($282,313 ÷ 6,675.2 shares)		$ 42.29

Maximum offering price per share (100/96.50 of $42.29)		$ 43.82

Class C: Net Asset Value and offering price per share ($123,317 ÷ 2,914.4 shares)A		$ 42.31

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($587,370 ÷ 13,884.2 shares)		$ 42.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($54,387 ÷ 1,285.6 shares)		$ 42.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 15,493

Expenses
Distribution fees	$ 1,483
Independent trustees' compensation	2
Total expenses before reductions	1,485
Expense reductions	(2)	1,483
Net investment income (loss)		14,010
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(32,242)
Capital gain distributions from underlying funds	4,621	(27,621)
Change in net unrealized appreciation (depreciation) on underlying funds		113,021
Net gain (loss)		85,400
Net increase (decrease) in net assets resulting from operations		$ 99,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,010	$ 30,642
Net realized gain (loss)	(27,621)	(149,761)
Change in net unrealized appreciation (depreciation)	113,021	(138,543)
Net increase (decrease) in net assets resulting from operations	99,410	(257,662)
Distributions to shareholders from net investment income	(13,991)	(30,961)
Distributions to shareholders from net realized gain	(3,949)	(18,420)
Total distributions	(17,940)	(49,381)
Share transactions - net increase (decrease)	(125,428)	(236,442)
Total increase (decrease) in net assets	(43,958)	(543,485)

Net Assets
Beginning of period	1,134,692	1,678,177
End of period (including undistributed net investment income of $305 and undistributed net investment income of $286, respectively)	$ 1,090,734	$ 1,134,692

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.508	.937	.951
Net realized and unrealized gain (loss)	2.773	(6.127)	(3.464)
Total from investment operations	3.281	(5.190)	(2.513)
Distributions from net investment income	(.527)	(.940)	(.897)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.671)	(1.510)	(1.087)
Net asset value, end of period	$ 42.31	$ 39.70	$ 46.40
Total ReturnB,C,D	8.25%	(10.72)%	(5.17)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%A	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%A
Net investment income (loss)	2.40%A	2.52%	2.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43	$ 54	$ 95
Portfolio turnover rate	31%A	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.455	.844	.823
Net realized and unrealized gain (loss)	2.766	(6.122)	(3.449)
Total from investment operations	3.221	(5.278)	(2.626)
Distributions from net investment income	(.477)	(.852)	(.794)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.621)	(1.422)	(.984)
Net asset value, end of period	$ 42.29	$ 39.69	$ 46.39
Total ReturnB,C,D	8.10%	(10.93)%	(5.39)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%A	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%A
Net investment income (loss)	2.15%A	2.28%	1.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 282	$ 265	$ 384
Portfolio turnover rate	31%A	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.349	.655	.609
Net realized and unrealized gain (loss)	2.763	(6.114)	(3.465)
Total from investment operations	3.112	(5.459)	(2.856)
Distributions from net investment income	(.368)	(.651)	(.564)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.512)	(1.221)	(.754)
Net asset value, end of period	$ 42.31	$ 39.71	$ 46.39
Total ReturnB,C,D	7.82%	(11.38)%	(5.82)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%A	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%A
Net investment income (loss)	1.65%A	1.77%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 123	$ 116	$ 94
Portfolio turnover rate	31%A	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008F

Selected Per-Share Data
Net asset value, beginning of period	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.560	1.034	1.043
Net realized and unrealized gain (loss)	2.766	(6.126)	(3.445)
Total from investment operations	3.326	(5.092)	(2.402)
Distributions from net investment income	(.582)	(1.038)	(1.008)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.726)	(1.608)	(1.198)
Net asset value, end of period	$ 42.30	$ 39.70	$ 46.40
Total ReturnB,C	8.36%	(10.48)%	(4.96)%
Ratios to Average Net AssetsE,G
Expenses before reductions H	.00%A	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%A
Net investment income (loss)	2.65%A	2.78%	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 587	$ 632	$ 986
Portfolio turnover rate	31%A	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008F

Selected Per-Share Data
Net asset value, beginning of period	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.561	1.031	1.064
Net realized and unrealized gain (loss)	2.765	(6.123)	(3.466)
Total from investment operations	3.326	(5.092)	(2.402)
Distributions from net investment income	(.582)	(1.038)	(1.008)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.726)	(1.608)	(1.198)
Net asset value, end of period	$ 42.30	$ 39.70	$ 46.40
Total Return B, C	8.36%	(10.48)%	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00%A	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%A
Net investment income (loss)	2.65%A	2.78%	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 67	$ 119
Portfolio turnover rate	31%A	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	6.0
Fidelity Disciplined Equity Fund	6.0	6.2
Fidelity Equity-Income Fund	6.1	6.4
Fidelity Large Cap Core Enhanced Index Fund	9.7	10.0
Fidelity Series 100 Index Fund	7.3	7.5
Fidelity Series Broad Market Opportunities Fund	9.8	10.2
Fidelity Series Small Cap Opportunities Fund	3.9	4.2
	48.7	50.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.7	12.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.3
Fidelity Strategic Income Fund	3.3	3.2
	6.5	6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.0
Fidelity Strategic Real Return Fund	5.3	5.1
Fidelity Total Bond Fund	16.4	15.4
	27.2	25.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.9	2.4
Fidelity Short-Term Bond Fund	3.0	2.4
	5.9	4.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	48.7%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	5.9%

Six months ago
Domestic Equity Funds	50.5%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	25.5%
Short-Term Funds	4.8%

Expected
Domestic Equity Funds	49.3%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	6.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.4%
	Shares	Value
Domestic Equity Funds - 48.7%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,780	$ 135,652
Fidelity Disciplined Equity Fund	6,910	138,348
Fidelity Equity-Income Fund	3,716	140,943
Fidelity Large Cap Core Enhanced Index Fund	29,960	223,499
Fidelity Series 100 Index Fund	21,957	167,973
Fidelity Series Broad Market Opportunities Fund	27,467	224,679
Fidelity Series Small Cap Opportunities Fund	11,332	89,520
TOTAL DOMESTIC EQUITY FUNDS		1,120,614
International Equity Funds - 11.7%
Fidelity Advisor International Discovery Fund Institutional Class	9,404	269,151
TOTAL EQUITY FUNDS (Cost $1,540,560)		1,389,765
Fixed-Income Funds - 33.7%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	8,740	74,989
Fidelity Strategic Income Fund	6,918	75,200
TOTAL HIGH YIELD FIXED-INCOME FUNDS		150,189

	Shares	Value
Investment Grade Fixed-Income Funds - 27.2%
Fidelity Government Income Fund	11,917	$ 125,363
Fidelity Strategic Real Return Fund	14,482	121,361
Fidelity Total Bond Fund	35,646	378,200
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		624,924
TOTAL FIXED-INCOME FUNDS (Cost $763,608)		775,113
Short-Term Funds - 5.9%

Fidelity Institutional Money Market Portfolio Institutional Class	67,214	67,214
Fidelity Short-Term Bond Fund	8,119	67,959
TOTAL SHORT-TERM FUNDS (Cost $134,677)		135,173
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,438,845)		$ 2,300,051
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $2,934 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $2,438,845) - See accompanying schedule		$ 2,300,051
Cash		39
Receivable for fund shares sold		2,000
Total assets		2,302,090

Liabilities
Payable for investments purchased	$ 2,000
Distribution fees payable	82
Total liabilities		2,082

Net Assets		$ 2,300,008
Net Assets consist of:
Paid in capital		$ 2,480,613
Undistributed net investment income		731
Accumulated undistributed net realized gain (loss) on investments		(42,542)
Net unrealized appreciation (depreciation) on investments		(138,794)
Net Assets		$ 2,300,008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($90,680 ÷ 2,181.0 shares)		$ 41.58

Maximum offering price per share (100/94.25 of $41.58)		$ 44.12
Class T: Net Asset Value and redemption price per share ($45,963 ÷ 1,105.3 shares)		$ 41.58

Maximum offering price per share (100/96.50 of $41.58)		$ 43.09

Class C: Net Asset Value and offering price per share ($45,477 ÷ 1,093.9 shares)A		$ 41.57

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($2,071,433 ÷ 49,816.6 shares)		$ 41.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($46,455 ÷ 1,117.3 shares)		$ 41.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 30,855

Expenses
Distribution fees	$ 537
Independent trustees' compensation	3
Total expenses before reductions	540
Expense reductions	(3)	537
Net investment income (loss)		30,318
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(23,513)
Capital gain distributions from underlying funds	9,042	(14,471)
Change in net unrealized appreciation (depreciation) on underlying funds		146,933
Net gain (loss)		132,462
Net increase (decrease) in net assets resulting from operations		$ 162,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,318	$ 34,610
Net realized gain (loss)	(14,471)	(9,486)
Change in net unrealized appreciation (depreciation)	146,933	(188,389)
Net increase (decrease) in net assets resulting from operations	162,780	(163,265)
Distributions to shareholders from net investment income	(29,970)	(34,702)
Distributions to shareholders from net realized gain	(9,084)	(7,442)
Total distributions	(39,054)	(42,144)
Share transactions - net increase (decrease)	725,399	169,425
Total increase (decrease) in net assets	849,125	(35,984)

Net Assets
Beginning of period	1,450,883	1,486,867
End of period (including undistributed net investment income of $731 and undistributed net investment income of $383, respectively)	$ 2,300,008	$ 1,450,883

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.529	.856	.442
Net realized and unrealized gain (loss)	2.766	(6.093)	(4.811)
Total from investment operations	3.295	(5.237)	(4.369)
Distributions from net investment income	(.500)	(.873)	(.371)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.665)	(1.073)	(.371)
Net asset value, end of period	$ 41.58	$ 38.95	$ 45.26
Total Return B, C, D	8.44%	(11.24)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.54% A	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91	$ 115	$ 91
Portfolio turnover rate	17% A	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.476	.791	.373
Net realized and unrealized gain (loss)	2.756	(6.111)	(4.809)
Total from investment operations	3.232	(5.320)	(4.436)
Distributions from net investment income	(.447)	(.780)	(.304)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.612)	(.980)	(.304)
Net asset value, end of period	$ 41.58	$ 38.96	$ 45.26
Total Return B, C, D	8.28%	(11.45)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.29% A	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 57	$ 91
Portfolio turnover rate	17% A	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.373	.611	.233
Net realized and unrealized gain (loss)	2.758	(6.107)	(4.812)
Total from investment operations	3.131	(5.496)	(4.579)
Distributions from net investment income	(.346)	(.594)	(.181)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.511)	(.794)	(.181)
Net asset value, end of period	$ 41.57	$ 38.95	$ 45.24
Total Return B, C, D	8.02%	(11.89)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.79% A	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 57	$ 91
Portfolio turnover rate	17% A	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.581	.965	.502
Net realized and unrealized gain (loss)	2.760	(6.112)	(4.795)
Total from investment operations	3.341	(5.147)	(4.293)
Distributions from net investment income	(.556)	(.963)	(.437)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.721)	(1.163)	(.437)
Net asset value, end of period	$ 41.58	$ 38.96	$ 45.27
Total Return B, C	8.56%	(11.02)%	(8.61)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.79% A	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,071	$ 1,165	$ 1,122
Portfolio turnover rate	17% A	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.582	.974	.511
Net realized and unrealized gain (loss)	2.759	(6.111)	(4.814)
Total from investment operations	3.341	(5.137)	(4.303)
Distributions from net investment income	(.556)	(.963)	(.437)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.721)	(1.163)	(.437)
Net asset value, end of period	$ 41.58	$ 38.96	$ 45.26
Total Return B, C	8.56%	(11.00)%	(8.63)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.79% A	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 58	$ 91
Portfolio turnover rate	17% A	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.2
Fidelity Disciplined Equity Fund	6.2	6.3
Fidelity Equity-Income Fund	6.2	6.5
Fidelity Large Cap Core Enhanced Index Fund	10.0	10.2
Fidelity Series 100 Index Fund	7.5	7.6
Fidelity Series Broad Market Opportunities Fund	10.0	10.4
Fidelity Series Small Cap Opportunities Fund	4.0	4.3
	49.9	51.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.3	13.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.4	3.5
Fidelity Strategic Income Fund	3.4	3.3
	6.8	6.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	4.9
Fidelity Strategic Real Return Fund	5.3	5.1
Fidelity Total Bond Fund	16.4	15.2
	27.1	25.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.9	1.6
Fidelity Short-Term Bond Fund	2.0	1.7
	3.9	3.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	49.9%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	27.1%
Short-Term Funds	3.9%

Six months ago
Domestic Equity Funds	51.5%
International Equity Funds	13.2%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	25.2%
Short-Term Funds	3.3%

Expected
Domestic Equity Funds	50.6%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	4.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 62.2%
	Shares	Value
Domestic Equity Funds - 49.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,491	$ 103,900
Fidelity Disciplined Equity Fund	5,288	105,866
Fidelity Equity-Income Fund	2,835	107,515
Fidelity Large Cap Core Enhanced Index Fund	22,959	171,271
Fidelity Series 100 Index Fund	16,809	128,586
Fidelity Series Broad Market Opportunities Fund	20,993	171,723
Fidelity Series Small Cap Opportunities Fund	8,661	68,418
TOTAL DOMESTIC EQUITY FUNDS		857,279
International Equity Funds - 12.3%
Fidelity Advisor International Discovery Fund Institutional Class	7,377	211,141
TOTAL EQUITY FUNDS (Cost $1,175,695)		1,068,420
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 6.8%
Fidelity Capital & Income Fund	6,846	58,738
Fidelity Strategic Income Fund	5,441	59,140
TOTAL HIGH YIELD FIXED-INCOME FUNDS		117,878

	Shares	Value
Investment Grade Fixed-Income Funds - 27.1%
Fidelity Government Income Fund	8,897	$ 93,597
Fidelity Strategic Real Return Fund	10,814	90,620
Fidelity Total Bond Fund	26,522	281,402
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		465,619
TOTAL FIXED-INCOME FUNDS (Cost $584,709)		583,497
Short-Term Funds - 3.9%

Fidelity Institutional Money Market Portfolio Institutional Class	33,145	33,145
Fidelity Short-Term Bond Fund	3,996	33,445
TOTAL SHORT-TERM FUNDS (Cost $66,697)		66,590
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,827,101)		$ 1,718,507
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $763 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $119,954 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,827,101) - See accompanying schedule		$ 1,718,507
Cash		39
Receivable for fund shares sold		219
Total assets		1,718,765

Liabilities
Payable for investments purchased	$ 215
Distribution fees payable	107
Total liabilities		322

Net Assets		$ 1,718,443
Net Assets consist of:
Paid in capital		$ 1,991,099
Undistributed net investment income		548
Accumulated undistributed net realized gain (loss) on investments		(164,610)
Net unrealized appreciation (depreciation) on investments		(108,594)
Net Assets		$ 1,718,443

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,265 ÷ 1,690.3 shares)		$ 41.57

Maximum offering price per share (100/94.25 of $41.57)		$ 44.11
Class T: Net Asset Value and redemption price per share ($110,830 ÷ 2,665.7 shares)		$ 41.58

Maximum offering price per share (100/96.50 of $41.58)		$ 43.09

Class C: Net Asset Value and offering price per share ($45,450 ÷ 1,093.0 shares)A		$ 41.58

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($1,415,589 ÷ 34,051.6 shares)		$ 41.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($76,309 ÷ 1,835.5 shares)		$ 41.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 14,094

Expenses
Distribution fees	$ 607
Independent trustees' compensation	1
Total expenses before reductions	608
Expense reductions	(1)	607
Net investment income (loss)		13,487
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(27,898)
Capital gain distributions from underlying funds	3,959	(23,939)
Change in net unrealized appreciation (depreciation) on underlying funds		29,038
Net gain (loss)		5,099
Net increase (decrease) in net assets resulting from operations		$ 18,586

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,487	$ 21,563
Net realized gain (loss)	(23,939)	(132,977)
Change in net unrealized appreciation (depreciation)	29,038	(60,943)
Net increase (decrease) in net assets resulting from operations	18,586	(172,357)
Distributions to shareholders from net investment income	(13,167)	(21,734)
Distributions to shareholders from net realized gain	(2,906)	(5,513)
Total distributions	(16,073)	(27,247)
Share transactions - net increase (decrease)	1,058,994	(147,189)
Total increase (decrease) in net assets	1,061,507	(346,793)

Net Assets
Beginning of period	656,936	1,003,729
End of period (including undistributed net investment income of $548 and undistributed net investment income of $228, respectively)	$ 1,718,443	$ 656,936

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.638	.933	.442
Net realized and unrealized gain (loss)	2.693	(6.238)	(4.814)
Total from investment operations	3.331	(5.305)	(4.372)
Distributions from net investment income	(.491)	(.885)	(.398)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.591)	(1.095)	(.398)
Net asset value, end of period	$ 41.57	$ 38.83	$ 45.23
Total Return B, C, D	8.56%	(11.41)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	3.06% A	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70	$ 57	$ 91
Portfolio turnover rate	51% A	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.586	.836	.371
Net realized and unrealized gain (loss)	2.692	(6.227)	(4.809)
Total from investment operations	3.278	(5.391)	(4.438)
Distributions from net investment income	(.438)	(.789)	(.332)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.538)	(.999)	(.332)
Net asset value, end of period	$ 41.58	$ 38.84	$ 45.23
Total Return B, C, D	8.42%	(11.62)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.82% A	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 102	$ 132
Portfolio turnover rate	51% A	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.482	.664	.234
Net realized and unrealized gain (loss)	2.689	(6.229)	(4.816)
Total from investment operations	3.171	(5.565)	(4.582)
Distributions from net investment income	(.331)	(.605)	(.198)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.431)	(.815)	(.198)
Net asset value, end of period	$ 41.58	$ 38.84	$ 45.22
Total Return B, C, D	8.14%	(12.06)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	2.31% A	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 57	$ 91
Portfolio turnover rate	51% A	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.688	1.015	.504
Net realized and unrealized gain (loss)	2.694	(6.231)	(4.810)
Total from investment operations	3.382	(5.216)	(4.306)
Distributions from net investment income	(.542)	(.974)	(.464)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.642)	(1.184)	(.464)
Net asset value, end of period	$ 41.57	$ 38.83	$ 45.23
Total Return B, C	8.69%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	3.32% A	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,416	$ 384	$ 598
Portfolio turnover rate	51% A	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.691	1.022	.512
Net realized and unrealized gain (loss)	2.691	(6.238)	(4.818)
Total from investment operations	3.382	(5.216)	(4.306)
Distributions from net investment income	(.542)	(.974)	(.464)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.642)	(1.184)	(.464)
Net asset value, end of period	$ 41.57	$ 38.83	$ 45.23
Total Return B, C	8.69%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	3.32% A	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76	$ 57	$ 91
Portfolio turnover rate	51% A	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.2
Fidelity Disciplined Equity Fund	6.3	6.5
Fidelity Equity-Income Fund	6.4	6.6
Fidelity Large Cap Core Enhanced Index Fund	10.1	10.3
Fidelity Series 100 Index Fund	7.6	7.7
Fidelity Series Broad Market Opportunities Fund	10.1	10.6
Fidelity Series Small Cap Opportunities Fund	4.0	4.3
	50.6	52.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.5	13.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.5	3.6
Fidelity Strategic Income Fund	3.6	3.4
	7.1	7.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	4.9
Fidelity Strategic Real Return Fund	5.3	5.1
Fidelity Total Bond Fund	16.3	15.2
	27.0	25.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.4	1.1
Fidelity Short-Term Bond Fund	1.4	1.2
	2.8	2.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.6%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	7.1%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	2.8%

Six months ago
Domestic Equity Funds	52.2%
International Equity Funds	13.3%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	25.2%
Short-Term Funds	2.3%

Expected
Domestic Equity Funds	51.4%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.1%
	Shares	Value
Domestic Equity Funds - 50.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	13,577	$ 188,315
Fidelity Disciplined Equity Fund	9,598	192,157
Fidelity Equity-Income Fund	5,160	195,702
Fidelity Large Cap Core Enhanced Index Fund	41,614	310,441
Fidelity Series 100 Index Fund	30,507	233,379
Fidelity Series Broad Market Opportunities Fund	38,141	311,994
Fidelity Series Small Cap Opportunities Fund	15,743	124,371
TOTAL DOMESTIC EQUITY FUNDS		1,556,359
International Equity Funds - 12.5%
Fidelity Advisor International Discovery Fund Institutional Class	13,449	384,897
TOTAL EQUITY FUNDS (Cost $2,065,026)		1,941,256
Fixed-Income Funds - 34.1%

High Yield Fixed-Income Funds - 7.1%
Fidelity Capital & Income Fund	12,696	108,933
Fidelity Strategic Income Fund	10,050	109,246
TOTAL HIGH YIELD FIXED-INCOME FUNDS		218,179

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund	15,821	$ 166,433
Fidelity Strategic Real Return Fund	19,238	161,215
Fidelity Total Bond Fund	47,346	502,339
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		829,987
TOTAL FIXED-INCOME FUNDS (Cost $1,011,585)		1,048,166
Short-Term Funds - 2.8%

Fidelity Institutional Money Market Portfolio Institutional Class	42,279	42,279
Fidelity Short-Term Bond Fund	5,106	42,739
TOTAL SHORT-TERM FUNDS (Cost $84,638)		85,018
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,161,249)		$ 3,074,440
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $2,106 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $17,530 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $3,161,249) - See accompanying schedule	$ 3,074,440
Cash	39
Total assets	3,074,479

Liabilities
Distribution fees payable	78

Net Assets	$ 3,074,401
Net Assets consist of:
Paid in capital	$ 3,221,475
Undistributed net investment income	988
Accumulated undistributed net realized gain (loss) on investments	(61,253)
Net unrealized appreciation (depreciation) on investments	(86,809)
Net Assets	$ 3,074,401

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($60,244 ÷ 1,449.1 shares)	$ 41.57

Maximum offering price per share (100/94.25 of $41.57)	$ 44.11
Class T: Net Asset Value and redemption price per share ($45,927 ÷ 1,104.5 shares)	$ 41.58

Maximum offering price per share (100/96.50 of $41.58)	$ 43.09

Class C: Net Asset Value and offering price per share ($45,444 ÷ 1,092.9 shares)A	$ 41.58

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($2,876,362 ÷ 69,179.6 shares)	$ 41.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($46,424 ÷ 1,116.6 shares)	$ 41.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 37,511

Expenses
Distribution fees	$ 507
Independent trustees' compensation	4
Total expenses before reductions	511
Expense reductions	(4)	507
Net investment income (loss)		37,004
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	159
Capital gain distributions from underlying funds	10,416	10,575
Change in net unrealized appreciation (depreciation) on underlying funds		104,535
Net gain (loss)		115,110
Net increase (decrease) in net assets resulting from operations		$ 152,114

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,004	$ 34,494
Net realized gain (loss)	10,575	(57,391)
Change in net unrealized appreciation (depreciation)	104,535	(80,331)
Net increase (decrease) in net assets resulting from operations	152,114	(103,228)
Distributions to shareholders from net investment income	(36,532)	(34,488)
Distributions to shareholders from net realized gain	(7,508)	(6,906)
Total distributions	(44,040)	(41,394)
Share transactions - net increase (decrease)	1,312,447	465,174
Total increase (decrease) in net assets	1,420,521	320,552

Net Assets
Beginning of period	1,653,880	1,333,328
End of period (including undistributed net investment income of $988 and undistributed net investment income of $516, respectively)	$ 3,074,401	$ 1,653,880

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.594	.819	.425
Net realized and unrealized gain (loss)	2.759	(6.123)	(4.836)
Total from investment operations	3.353	(5.304)	(4.411)
Distributions from net investment income	(.508)	(.866)	(.389)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.613)	(1.066)	(.389)
Net asset value, end of period	$ 41.57	$ 38.83	$ 45.20
Total Return B, C, D	8.61%	(11.40)%	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.85% A	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60	$ 88	$ 91
Portfolio turnover rate	19% A	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended (Unaudited)

Years ended July 31,

2010

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.541	.739	.365
Net realized and unrealized gain (loss)	2.764	(6.128)	(4.852)
Total from investment operations	3.305	(5.389)	(4.487)
Distributions from net investment income	(.450)	(.771)	(.323)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.555)	(.971)	(.323)
Net asset value, end of period	$ 41.58	$ 38.83	$ 45.19
Total Return B, C, D	8.49%	(11.62)%	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.59% A	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 57	$ 91
Portfolio turnover rate	19% A	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended (Unaudited)

Years ended July 31,

2010

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.437	.560	.226
Net realized and unrealized gain (loss)	2.756	(6.123)	(4.846)
Total from investment operations	3.193	(5.563)	(4.620)
Distributions from net investment income	(.348)	(.587)	(.190)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.453)	(.787)	(.190)
Net asset value, end of period	$ 41.58	$ 38.84	$ 45.19
Total Return B, C, D	8.19%	(12.05)%	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	2.10% A	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 56	$ 91
Portfolio turnover rate	19% A	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.645	.900	.496
Net realized and unrealized gain (loss)	2.769	(6.114)	(4.840)
Total from investment operations	3.414	(5.214)	(4.344)
Distributions from net investment income	(.559)	(.956)	(.456)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.664)	(1.156)	(.456)
Net asset value, end of period	$ 41.58	$ 38.83	$ 45.20
Total Return B, C	8.77%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	3.10% A	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,876	$ 1,395	$ 969
Portfolio turnover rate	19% A	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.645	.918	.504
Net realized and unrealized gain (loss)	2.769	(6.132)	(4.848)
Total from investment operations	3.414	(5.214)	(4.344)
Distributions from net investment income	(.559)	(.956)	(.456)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.664)	(1.156)	(.456)
Net asset value, end of period	$ 41.58	$ 38.83	$ 45.20
Total Return B, C	8.77%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	3.10% A	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 57	$ 91
Portfolio turnover rate	19% A	37%	8% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR) and its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 10,977,970	$ 171,876	$ (824,169)	$ (652,293)
Fidelity Income Replacement 2018 Fund	5,681,742	49,745	(608,370)	(558,625)
Fidelity Income Replacement 2020 Fund	3,333,039	89,394	(244,252)	(154,858)
Fidelity Income Replacement 2022 Fund	3,061,944	25,055	(401,915)	(376,860)
Fidelity Income Replacement 2024 Fund	1,851,694	21,345	(183,631)	(162,286)
Fidelity Income Replacement 2026 Fund	706,001	5,108	(101,821)	(96,713)
Fidelity Income Replacement 2028 Fund	7,510,058	77,943	(849,733)	(771,790)
Fidelity Income Replacement 2030 Fund	878,362	8,711	(115,486)	(106,775)
Fidelity Income Replacement 2032 Fund	789,144	83,739	(477)	83,262
Fidelity Income Replacement 2034 Fund	2,005,749	89,554	(154,243)	(64,689)
Fidelity Income Replacement 2036 Fund	1,276,809	15,590	(201,500)	(185,910)
Fidelity Income Replacement 2038 Fund	2,466,824	59,775	(226,548)	(166,773)
Fidelity Income Replacement 2040 Fund	1,838,780	12,264	(132,537)	(120,273)
Fidelity Income Replacement 2042 Fund	3,205,484	121,489	(252,533)	(131,044)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	3,026,914	2,224,302
Fidelity Income Replacement 2018 Fund	747,311	680,051
Fidelity Income Replacement 2020 Fund	877,978	450,030
Fidelity Income Replacement 2022 Fund	521,591	829,081
Fidelity Income Replacement 2024 Fund	506,482	211,233
Fidelity Income Replacement 2026 Fund	210,619	367,365
Fidelity Income Replacement 2028 Fund	702,462	721,788
Fidelity Income Replacement 2030 Fund	162,295	93,057
Fidelity Income Replacement 2032 Fund	125,634	953,895
Fidelity Income Replacement 2034 Fund	170,690	241,799
Fidelity Income Replacement 2036 Fund	177,481	301,064
Fidelity Income Replacement 2038 Fund	916,466	185,738
Fidelity Income Replacement 2040 Fund	1,281,277	220,906
Fidelity Income Replacement 2042 Fund	1,542,512	226,685

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 3,203	$ -
Class T	.25%	.25%	1,528	764
Class C	.75%	.25%	6,335	848
			$ 11,066	$ 1,612
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,079	$ -
Class T	.25%	.25%	208	104
Class C	.75%	.25%	691	78
			$ 1,978	$ 182
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 730	$ -
Class T	.25%	.25%	454	227
Class C	.75%	.25%	1,244	185
			$ 2,428	$ 412
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 65	$ 4
Class T	.25%	.25%	272	136
Class C	.75%	.25%	318	207
			$ 655	$ 347
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 375	$ 4
Class T	.25%	.25%	178	157
Class C	.75%	.25%	787	46
			$ 1,340	$ 207
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 80	$ 49
Class T	.25%	.25%	180	126
Class C	.75%	.25%	964	33
			$ 1,224	$ 208
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 433	$ 3
Class T	.25%	.25%	822	411
Class C	.75%	.25%	393	138
			$ 1,648	$ 552
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 64	$ 64
Class T	.25%	.25%	168	98
Class C	.75%	.25%	931	34
			$ 1,163	$ 196
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 241	$ 5
Class T	.25%	.25%	126	126
Class C	.75%	.25%	211	211
			$ 578	$ 342
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 51	$ 47
Class T	.25%	.25%	125	125
Class C	.75%	.25%	194	194
			$ 370	$ 366

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 63	$ 63
Class T	.25%	.25%	706	353
Class C	.75%	.25%	714	303
			$ 1,483	$ 719
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 135	$ 26
Class T	.25%	.25%	136	136
Class C	.75%	.25%	266	266
			$ 537	$ 428
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 75	$ 67
Class T	.25%	.25%	266	133
Class C	.75%	.25%	266	266
			$ 607	$ 466
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 105	$ 46
Class T	.25%	.25%	136	136
Class C	.75%	.25%	266	266
			$ 507	$ 448

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Income Replacement 2016 Fund
Class A	$ 2,702
Class C*	7
$ 2,709
Fidelity Income Replacement 2020 Fund
Class A	$ 1,103
Fidelity Income Replacement 2022 Fund
Class T	$ 252
Fidelity Income Replacement 2028 Fund
Class A	$ 560
Fidelity Income Replacement 2036 Fund
Class T	$ 8
Fidelity Income Replacement 2040 Fund
Class T	$ 1

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded 0.00% of average net assets plus distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Semiannual Report

5. Expense Reductions - continued

Reimbursement from adviser*

Fidelity Income Replacement 2016 Fund	$ 17
Fidelity Income Replacement 2018 Fund	9
Fidelity Income Replacement 2020 Fund	5
Fidelity Income Replacement 2022 Fund	5
Fidelity Income Replacement 2024 Fund	3
Fidelity Income Replacement 2026 Fund	1
Fidelity Income Replacement 2028 Fund	12
Fidelity Income Replacement 2030 Fund	1
Fidelity Income Replacement 2032 Fund	2
Fidelity Income Replacement 2034 Fund	3
Fidelity Income Replacement 2036 Fund	2
Fidelity Income Replacement 2038 Fund	3
Fidelity Income Replacement 2040 Fund	1
Fidelity Income Replacement 2042 Fund	4

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 29,402	$ 64,996
Class T	6,649	13,059
Class C	9,659	23,516
Income Replacement 2016	68,401	120,145
Institutional Class	1,415	4,162
Total	$ 115,526	$ 225,878
From net realized gain
Class A	$ 6,094	$ 24,263
Class T	1,771	5,452
Class C	3,226	11,304
Income Replacement 2016	14,426	39,690
Institutional Class	316	1,537
Total	$ 25,833	$ 82,246
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 10,357	$ 25,445
Class T	843	2,885
Class C	1,171	5,424
Income Replacement 2018	48,221	104,750
Institutional Class	4,531	9,966
Total	$ 65,123	$ 148,470
From net realized gain
Class A	$ 2,282	$ 10,758
Class T	200	1,409
Class C	353	3,429
Income Replacement 2018	9,798	35,565
Institutional Class	910	4,078
Total	$ 13,543	$ 55,239

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2010	Year ended July 31, 2009
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 7,248	$ 13,087
Class T	1,945	3,877
Class C	2,118	5,425
Income Replacement 2020	23,445	39,603
Institutional Class	1,422	3,393
Total	$ 36,178	$ 65,385
From net realized gain
Class A	$ 1,618	$ 5,098
Class T	468	1,321
Class C	667	3,119
Income Replacement 2020	4,645	11,604
Institutional Class	316	1,146
Total	$ 7,714	$ 22,288
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 504	$ 5,300
Class T	1,001	3,427
Class C	485	1,690
Income Replacement 2022	34,112	81,861
Institutional Class	2,216	5,969
Total	$ 38,318	$ 98,247
From net realized gain
Class A	$ 290	$ 2,337
Class T	657	1,564
Class C	426	977
Income Replacement 2022	17,200	29,812
Institutional Class	1,161	2,269
Total	$ 19,734	$ 36,959
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 3,542	$ 9,175
Class T	754	1,846
Class C	1,279	3,453
Income Replacement 2024	14,519	17,715
Institutional Class	653	2,023
Total	$ 20,747	$ 34,212
From net realized gain
Class A	$ 733	$ 4,699
Class T	173	988
Class C	389	2,338
Income Replacement 2024	2,820	6,835
Institutional Class	118	895
Total	$ 4,233	$ 15,755
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 745	$ 2,472
Class T	1,055	1,680
Class C	1,663	5,839
Income Replacement 2026	4,326	15,238
Institutional Class	671	2,042
Total	$ 8,460	$ 27,271

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2010	Year ended July 31, 2009
Fidelity Income Replacement 2026 Fund - continued
From net realized gain
Class A	$ 145	$ 1,669
Class T	294	1,215
Class C	484	6,011
Income Replacement 2026	782	9,322
Institutional Class	118	1,222
Total	$ 1,823	$ 19,439
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 4,228	$ 7,036
Class T	3,558	10,490
Class C	575	1,920
Income Replacement 2028	79,414	159,584
Institutional Class	649	1,935
Total	$ 88,424	$ 180,965
From net realized gain
Class A	$ 885	$ 2,309
Class T	821	4,208
Class C	172	956
Income Replacement 2028	14,970	50,815
Institutional Class	117	613
Total	$ 16,965	$ 58,901
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 562	$ 1,826
Class T	638	2,181
Class C	1,486	4,007
Income Replacement 2030	5,152	9,588
Institutional Class	630	2,004
Total	$ 8,468	$ 19,606
From net realized gain
Class A	$ 112	$ 969
Class T	143	1,279
Class C	448	2,976
Income Replacement 2030	1,042	6,383
Institutional Class	112	971
Total	$ 1,857	$ 12,578
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 2,547	$ 5,830
Class T	574	1,577
Class C	371	1,677
Income Replacement 2032	8,335	14,978
Institutional Class	706	1,931
Total	$ 12,533	$ 25,993
From net realized gain
Class A	$ 469	$ 5,178
Class T	112	1,391
Class C	93	1,714
Income Replacement 2032	1,351	9,682
Institutional Class	113	1,399
Total	$ 2,138	$ 19,364

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2010	Year ended July 31, 2009
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 433	$ 2,251
Class T	517	1,418
Class C	295	1,455
Income Replacement 2034	22,960	31,575
Institutional Class	1,284	3,429
Total	$ 25,489	$ 40,128
From net realized gain
Class A	$ 165	$ 1,141
Class T	218	784
Class C	166	832
Income Replacement 2034	7,479	7,750
Institutional Class	436	1,570
Total	$ 8,464	$ 12,077
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 584	$ 1,703
Class T	3,181	6,519
Class C	1,152	1,518
Income Replacement 2036	8,262	18,876
Institutional Class	812	2,345
Total	$ 13,991	$ 30,961
From net realized gain
Class A	$ 162	$ 1,055
Class T	958	4,384
Class C	467	1,352
Income Replacement 2036	2,158	10,310
Institutional Class	204	1,319
Total	$ 3,949	$ 18,420
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,183	$ 3,215
Class T	529	1,494
Class C	400	1,148
Income Replacement 2038	27,187	27,005
Institutional Class	671	1,840
Total	$ 29,970	$ 34,702
From net realized gain
Class A	$ 413	$ 829
Class T	207	405
Class C	205	403
Income Replacement 2038	8,050	5,398
Institutional Class	209	407
Total	$ 9,084	$ 7,442
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 787	$ 1,692
Class T	1,165	2,887
Class C	387	1,166
Income Replacement 2040	9,826	14,129
Institutional Class	1,002	1,860
Total	$ 13,167	$ 21,734

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2010	Year ended July 31, 2009
Fidelity Income Replacement 2040 Fund - continued
From net realized gain
Class A	$ 175	$ 426
Class T	277	857
Class C	114	423
Income Replacement 2040	2,149	3,380
Institutional Class	191	427
Total	$ 2,906	$ 5,513
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 1,131	$ 1,924
Class T	533	1,476
Class C	402	1,133
Income Replacement 2042	33,790	28,129
Institutional Class	676	1,826
Total	$ 36,532	$ 34,488
From net realized gain
Class A	$ 247	$ 406
Class T	121	405
Class C	120	403
Income Replacement 2042	6,898	5,285
Institutional Class	122	407
Total	$ 7,508	$ 6,906

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	7,561	31,711	$ 347,353	$ 1,291,227
Reinvestment of distributions	643	1,989	29,495	80,381
Shares redeemed	(15,244)	(20,490)	(699,594)	(845,838)
Net increase (decrease)	(7,040)	13,210	$ (322,746)	$ 525,770
Class T
Shares sold	5,919	1,081	$ 272,722	$ 42,944
Reinvestment of distributions	142	313	6,533	12,671
Shares redeemed	(2,755)	(4,053)	(126,878)	(159,347)
Net increase (decrease)	3,306	(2,659)	$ 152,377	$ (103,732)
Class C
Shares sold	3,012	6,292	$ 133,552	$ 280,020
Reinvestment of distributions	213	723	9,774	29,353
Shares redeemed	(3,261)	(13,580)	(149,386)	(548,602)
Net increase (decrease)	(36)	(6,565)	$ (6,060)	$ (239,229)
Income Replacement 2016
Shares sold	42,483	42,278	$ 1,948,353	$ 1,746,937
Reinvestment of distributions	526	1,351	24,270	53,971
Shares redeemed	(22,347)	(37,313)	(1,016,447)	(1,533,670)
Net increase (decrease)	20,662	6,316	$ 956,176	$ 267,238

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2016 - continued
Institutional Class
Shares sold	694	-	$ 32,114	$ -
Reinvestment of distributions	10	66	465	2,681
Shares redeemed	(678)	(1,419)	(30,941)	(56,583)
Net increase (decrease)	26	(1,353)	$ 1,638	$ (53,902)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	-	2,936	$ -	$ 139,389
Reinvestment of distributions	166	594	7,527	23,304
Shares redeemed	(724)	(7,397)	(32,517)	(281,291)
Net increase (decrease)	(558)	(3,867)	$ (24,990)	$ (118,598)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	91	757	3,587
Shares redeemed	(549)	(1,202)	(24,675)	(46,512)
Net increase (decrease)	(532)	(1,111)	$ (23,918)	$ (42,925)
Class C
Shares sold	1,627	1,413	$ 75,000	$ 66,000
Reinvestment of distributions	19	121	867	4,693
Shares redeemed	(145)	(6,175)	(6,492)	(246,736)
Net increase (decrease)	1,501	(4,641)	$ 69,375	$ (176,043)
Income Replacement 2018
Shares sold	8,092	31,145	$ 361,330	$ 1,287,530
Reinvestment of distributions	238	1,066	10,905	41,156
Shares redeemed	(7,577)	(60,855)	(333,787)	(2,414,434)
Net increase (decrease)	753	(28,644)	$ 38,448	$ (1,085,748)
Institutional Class
Shares sold	-	6,412	$ -	$ 300,000
Reinvestment of distributions	5	48	241	1,922
Shares redeemed	(51)	(3,355)	(2,250)	(140,821)
Net increase (decrease)	(46)	3,105	$ (2,009)	$ 161,101
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	3,170	5,712	$ 141,970	$ 220,301
Reinvestment of distributions	111	235	5,022	9,064
Shares redeemed	(629)	(4,744)	(28,163)	(174,944)
Net increase (decrease)	2,652	1,203	$ 118,829	$ 54,421
Class T
Shares sold	-	3,129	$ -	$ 117,854
Reinvestment of distributions	54	134	2,413	5,198
Shares redeemed	-	(3,188)	-	(116,592)
Net increase (decrease)	54	75	$ 2,413	$ 6,460
Class C
Shares sold	558	4,926	$ 24,985	$ 220,984
Reinvestment of distributions	54	165	2,454	6,431
Shares redeemed	-	(5,708)	-	(212,347)
Net increase (decrease)	612	(617)	$ 27,439	$ 15,068
Income Replacement 2020
Shares sold	11,595	30,891	$ 521,891	$ 1,305,179
Reinvestment of distributions	161	492	7,278	19,005
Shares redeemed	(6,151)	(19,152)	(273,219)	(808,457)
Net increase (decrease)	5,605	12,231	$ 255,950	$ 515,727

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2020 - continued
Institutional Class
Shares sold	996	-	$ 45,000	$ -
Reinvestment of distributions	17	63	756	2,457
Shares redeemed	(627)	(1,274)	(27,970)	(48,199)
Net increase (decrease)	386	(1,211)	$ 17,786	$ (45,742)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	77	328	2,949
Shares redeemed	(1,971)	(3,298)	(83,157)	(120,531)
Net increase (decrease)	(1,964)	(3,221)	$ (82,829)	$ (117,582)
Class T
Shares sold	1,105	76	$ 48,498	$ 3,458
Reinvestment of distributions	28	130	1,229	4,991
Shares redeemed	(2,006)	(1,511)	(89,188)	(56,298)
Net increase (decrease)	(873)	(1,305)	$ (39,461)	$ (47,849)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	54	586	2,085
Shares redeemed	(425)	(953)	(18,766)	(35,652)
Net increase (decrease)	(412)	(899)	$ (18,180)	$ (33,567)
Income Replacement 2022
Shares sold	8,443	5,083	$ 364,066	$ 194,196
Reinvestment of distributions	446	834	19,672	32,170
Shares redeemed	(8,416)	(48,851)	(372,152)	(1,860,055)
Net increase (decrease)	473	(42,934)	$ 11,586	$ (1,633,689)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	56	124	2,170
Shares redeemed	(3,836)	(1,970)	(171,692)	(72,714)
Net increase (decrease)	(3,833)	(1,914)	$ (171,568)	$ (70,544)
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	-	4,906	$ -	$ 215,614
Reinvestment of distributions	80	327	3,553	12,248
Shares redeemed	(345)	(4,404)	(15,276)	(158,200)
Net increase (decrease)	(265)	829	$ (11,723)	$ 69,662
Class T
Shares sold	295	-	$ 13,015	$ -
Reinvestment of distributions	21	76	927	2,834
Shares redeemed	(470)	(456)	(20,683)	(17,393)
Net increase (decrease)	(154)	(380)	$ (6,741)	$ (14,559)
Class C
Shares sold	-	580	$ -	$ 25,192
Reinvestment of distributions	16	91	719	3,347
Shares redeemed	(31)	(2,078)	(1,097)	(76,555)
Net increase (decrease)	(15)	(1,407)	$ (378)	$ (48,016)
Income Replacement 2024
Shares sold	8,650	13,806	$ 372,106	$ 554,022
Reinvestment of distributions	131	289	5,874	10,721
Shares redeemed	(1,167)	(11,244)	(51,830)	(417,589)
Net increase (decrease)	7,614	2,851	$ 326,150	$ 147,154

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2024 - continued
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	78	771	2,918
Shares redeemed	(352)	(769)	(15,457)	(28,292)
Net increase (decrease)	(335)	(691)	$ (14,686)	$ (25,374)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	20	107	890	4,141
Shares redeemed	(433)	(1,237)	(18,817)	(44,238)
Net increase (decrease)	(413)	(1,130)	$ (17,927)	$ (40,097)
Class T
Shares sold	1,607	-	$ 70,758	$ -
Reinvestment of distributions	30	75	1,349	2,895
Shares redeemed	(429)	(766)	(18,673)	(27,732)
Net increase (decrease)	1,208	(691)	$ 53,434	$ (24,837)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	49	305	2,147	11,850
Shares redeemed	(125)	(6,213)	(5,473)	(212,409)
Net increase (decrease)	(76)	(5,908)	$ (3,326)	$ (200,559)
Income Replacement 2026
Shares sold	2,176	2,618	$ 97,678	$ 94,000
Reinvestment of distributions	103	498	4,546	19,354
Shares redeemed	(6,237)	(11,158)	(277,666)	(396,480)
Net increase (decrease)	(3,958)	(8,042)	$ (175,442)	$ (283,126)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	18	84	789	3,263
Shares redeemed	(353)	(772)	(15,326)	(27,938)
Net increase (decrease)	(335)	(688)	$ (14,537)	$ (24,675)
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	1,688	902	$ 71,316	$ 30,470
Reinvestment of distributions	115	251	5,113	9,345
Shares redeemed	(469)	(2,317)	(20,739)	(82,255)
Net increase (decrease)	1,334	(1,164)	$ 55,690	$ (42,440)
Class T
Shares sold	-	3,593	$ -	$ 161,040
Reinvestment of distributions	41	188	1,840	6,887
Shares redeemed	(128)	(9,171)	(5,566)	(312,914)
Net increase (decrease)	(87)	(5,390)	$ (3,726)	$ (144,987)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	53	345	1,949
Shares redeemed	(596)	(1,185)	(26,080)	(42,907)
Net increase (decrease)	(588)	(1,132)	$ (25,735)	$ (40,958)
Income Replacement 2028
Shares sold	5,906	61,564	$ 265,844	$ 2,501,275
Reinvestment of distributions	760	2,090	33,997	75,928
Shares redeemed	(7,749)	(56,233)	(341,682)	(2,070,963)
Net increase (decrease)	(1,083)	7,421	$ (41,841)	$ 506,240

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2028 - continued
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	68	766	2,548
Shares redeemed	(349)	(764)	(15,252)	(27,702)
Net increase (decrease)	(332)	(696)	$ (14,486)	$ (25,154)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	73	674	2,794
Shares redeemed	(349)	(767)	(15,099)	(27,372)
Net increase (decrease)	(334)	(694)	$ (14,425)	$ (24,578)
Class T
Shares sold	-	671	$ -	$ 30,925
Reinvestment of distributions	13	75	558	2,915
Shares redeemed	(463)	(1,036)	(20,015)	(37,010)
Net increase (decrease)	(450)	(290)	$ (19,457)	$ (3,170)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	44	182	1,934	6,983
Shares redeemed	(127)	(2,189)	(5,492)	(77,203)
Net increase (decrease)	(83)	(2,007)	$ (3,558)	$ (70,220)
Income Replacement 2030
Shares sold	2,799	5,662	$ 123,000	$ 238,867
Reinvestment of distributions	60	237	2,664	9,619
Shares redeemed	(131)	(12,457)	(5,671)	(499,906)
Net increase (decrease)	2,728	(6,558)	$ 119,993	$ (251,420)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	78	742	2,975
Shares redeemed	(350)	(770)	(15,182)	(27,474)
Net increase (decrease)	(333)	(692)	$ (14,440)	$ (24,499)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	4,297	$ -	$ 200,000
Reinvestment of distributions	70	286	3,016	11,007
Shares redeemed	(108)	(8,676)	(4,500)	(351,549)
Net increase (decrease)	(38)	(4,093)	$ (1,484)	$ (140,542)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	16	78	685	2,968
Shares redeemed	(349)	(768)	(14,927)	(27,006)
Net increase (decrease)	(333)	(690)	$ (14,242)	$ (24,038)
Class C
Shares sold	-	1,093	$ -	$ 45,000
Reinvestment of distributions	11	91	464	3,391
Shares redeemed	(292)	(2,085)	(12,484)	(67,945)
Net increase (decrease)	(281)	(901)	$ (12,020)	$ (19,554)
Income Replacement 2032
Shares sold	1,988	21,940	$ 85,000	$ 841,705
Reinvestment of distributions	197	449	8,543	17,218
Shares redeemed	(21,169)	(6,141)	(880,957)	(214,625)
Net increase (decrease)	(18,984)	16,248	$ (787,414)	$ 644,298

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2032 - continued
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	88	819	3,330
Shares redeemed	(353)	(773)	(15,089)	(27,211)
Net increase (decrease)	(334)	(685)	$ (14,270)	$ (23,881)
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	14	89	597	3,391
Shares redeemed	(814)	(1,504)	(34,117)	(53,458)
Net increase (decrease)	(800)	(1,415)	$ (33,520)	$ (50,067)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	58	734	2,202
Shares redeemed	(346)	(761)	(14,804)	(26,682)
Net increase (decrease)	(329)	(703)	$ (14,070)	$ (24,480)
Class C
Shares sold	-	824	$ -	$ 34,000
Reinvestment of distributions	11	46	461	1,781
Shares redeemed	(264)	(1,880)	(11,312)	(67,548)
Net increase (decrease)	(253)	(1,010)	$ (10,851)	$ (31,767)
Income Replacement 2034
Shares sold	1,492	36,056	$ 66,600	$ 1,410,731
Reinvestment of distributions	360	482	15,674	18,396
Shares redeemed	(1,629)	(8,010)	(70,185)	(280,721)
Net increase (decrease)	223	28,528	$ 12,089	$ 1,148,406
Institutional Class
Shares sold	-	2,039	$ -	$ 95,000
Reinvestment of distributions	29	111	1,266	4,233
Shares redeemed	(585)	(1,522)	(25,063)	(53,366)
Net increase (decrease)	(556)	628	$ (23,797)	$ 45,867
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	78	747	2,758
Shares redeemed	(348)	(767)	(14,797)	(26,498)
Net increase (decrease)	(331)	(689)	$ (14,050)	$ (23,740)
Class T
Shares sold	38	437	$ 1,630	$ 16,380
Reinvestment of distributions	52	186	2,267	6,459
Shares redeemed	(97)	(2,221)	(4,103)	(74,730)
Net increase (decrease)	(7)	(1,598)	$ (206)	$ (51,891)
Class C
Shares sold	979	2,310	$ 39,435	$ 92,634
Reinvestment of distributions	37	80	1,585	2,800
Shares redeemed	(1,018)	(1,505)	(43,220)	(49,938)
Net increase (decrease)	(2)	885	$ (2,200)	$ 45,496
Income Replacement 2036
Shares sold	2,159	726	$ 86,419	$ 32,500
Reinvestment of distributions	95	370	4,103	12,836
Shares redeemed	(4,299)	(6,424)	(181,960)	(222,147)
Net increase (decrease)	(2,045)	(5,328)	$ (91,438)	$ (176,811)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2036 - continued
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	104	1,016	3,664
Shares redeemed	(438)	(959)	(18,550)	(33,160)
Net increase (decrease)	(414)	(855)	$ (17,534)	$ (29,496)
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	-	2,129	$ -	$ 75,810
Reinvestment of distributions	22	78	946	2,676
Shares redeemed	(783)	(1,283)	(32,597)	(43,654)
Net increase (decrease)	(761)	924	$ (31,651)	$ 34,832
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	55	736	1,899
Shares redeemed	(377)	(604)	(15,698)	(20,566)
Net increase (decrease)	(360)	(549)	$ (14,962)	$ (18,667)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	14	45	605	1,551
Shares redeemed	(373)	(601)	(15,555)	(20,438)
Net increase (decrease)	(359)	(556)	$ (14,950)	$ (18,887)
Income Replacement 2038
Shares sold	19,983	8,548	$ 804,508	$ 312,614
Reinvestment of distributions	505	333	21,377	11,339
Shares redeemed	(578)	(3,764)	(23,963)	(133,653)
Net increase (decrease)	19,910	5,117	$ 801,922	$ 190,300
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	21	65	879	2,246
Shares redeemed	(381)	(608)	(15,839)	(20,399)
Net increase (decrease)	(360)	(543)	$ (14,960)	$ (18,153)
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	603	-	$ 25,803	$ -
Reinvestment of distributions	23	61	962	2,117
Shares redeemed	(409)	(606)	(17,008)	(20,534)
Net increase (decrease)	217	(545)	$ 9,757	$ (18,417)
Class T
Shares sold	730	1,587	$ 30,633	$ 60,003
Reinvestment of distributions	34	109	1,442	3,744
Shares redeemed	(724)	(1,999)	(30,155)	(66,297)
Net increase (decrease)	40	(303)	$ 1,920	$ (2,550)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	46	501	1,589
Shares redeemed	(374)	(601)	(15,540)	(20,340)
Net increase (decrease)	(362)	(555)	$ (15,039)	$ (18,751)
Income Replacement 2040
Shares sold	26,647	5,464	$ 1,145,330	$ 205,995
Reinvestment of distributions	254	293	10,830	10,040
Shares redeemed	(2,735)	(9,085)	(107,923)	(305,194)
Net increase (decrease)	24,166	(3,328)	$ 1,048,237	$ (89,159)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2040 - continued
Institutional Class
Shares sold	857	-	$ 35,000	$ -
Reinvestment of distributions	28	66	1,193	2,287
Shares redeemed	(528)	(608)	(22,074)	(20,599)
Net increase (decrease)	357	(542)	$ 14,119	$ (18,312)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	1,128	1,068	$ 48,710	$ 34,898
Reinvestment of distributions	32	68	1,378	2,330
Shares redeemed	(1,986)	(879)	(84,655)	(29,788)
Net increase (decrease)	(826)	257	$ (34,567)	$ 7,440
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	55	654	1,881
Shares redeemed	(376)	(604)	(15,680)	(20,417)
Net increase (decrease)	(361)	(549)	$ (15,026)	$ (18,536)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	45	522	1,536
Shares redeemed	(373)	(600)	(15,536)	(20,287)
Net increase (decrease)	(361)	(555)	$ (15,014)	$ (18,751)
Income Replacement 2042
Shares sold	32,961	20,430	$ 1,378,962	$ 716,264
Reinvestment of distributions	747	595	31,794	20,217
Shares redeemed	(446)	(6,545)	(18,678)	(223,148)
Net increase (decrease)	33,262	14,480	$ 1,392,078	$ 513,333
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	65	798	2,233
Shares redeemed	(380)	(608)	(15,822)	(20,545)
Net increase (decrease)	(361)	(543)	$ (15,024)	$ (18,312)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the following Underlying Funds.

Fund	Income Replacement 2016 Fund	Income Replacement 2018 Fund	Income Replacement 2028 Fund
Fidelity Broad Market Opportunities Fund	17%	10%	18%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Broad Market Opportunities Fund	100%

Semiannual Report

8. Other - continued

In addition, at the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
Fidelity Income Replacement 2026 Fund	20%
Fidelity Income Replacement 2030 Fund	16%
Fidelity Income Replacement 2032 Fund	15%
Fidelity Income Replacement 2036 Fund	10%

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,013,293,778.94	95.195
Withheld	707,255,451.85	4.805
TOTAL	14,720,549,230.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,076,416,168.78	95.624
Withheld	644,133,062.01	4.376
TOTAL	14,720,549,230.79	100.000
Abigail P. Johnson
Affirmative	14,008,124,232.06	95.160
Withheld	712,424,998.73	4.840
TOTAL	14,720,549,230.79	100.000
Arthur E. Johnson
Affirmative	14,050,921,135.52	95.451
Withheld	669,628,095.27	4.549
TOTAL	14,720,549,230.79	100.000
Michael E. Kenneally
Affirmative	14,109,579,658.34	95.850
Withheld	610,969,572.45	4.150
TOTAL	14,720,549,230.79	100.000
James H. Keyes
Affirmative	14,092,011,663.11	95.730
Withheld	628,537,567.68	4.270
TOTAL	14,720,549,230.79	100.000
Marie L. Knowles
Affirmative	14,092,143,532.07	95.731
Withheld	628,405,698.72	4.269
TOTAL	14,720,549,230.79	100.000
Kenneth L. Wolfe
Affirmative	14,052,555,742.75	95.462
Withheld	667,993,488.04	4.538
TOTAL	14,720,549,230.79	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	10,799,375,525.31	73.363
Against	2,448,219,135.99	16.631
Abstain	720,949,491.20	4.898
Broker Non-Votes	752,005,078.29	5.108
TOTAL	14,720,549,230.79	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contract.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of each fund's Advisory Contract and the lack of compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew each fund's Advisory Contract was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination to renew each fund's Advisory Contract, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (the Investment Adviser), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Adviser and its affiliates under the each fund's Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

Semiannual Report

Because each of Income Replacement 2016 Fund, Income Replacement 2018 Fund, Income Replacement 2020 Fund, Income Replacement 2024 Fund, Income Replacement 2028 Fund, and Income Replacement 2034 Fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2008, the total returns of the retail class and Class C of the fund, and the total return of a proprietary custom index ("benchmark"). The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively.

Because each of Income Replacement 2022 Fund, Income Replacement 2026 Fund, Income Replacement 2030 Fund, Income Replacement 2032 Fund, Income Replacement 2036 Fund, Income Replacement 2038 Fund, Income Replacement 2040 Fund, and Income Replacement 2042 Fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2008, the total returns of Institutional Class (Class I) and Class C of the fund, and the total return of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively.

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings.

Income Replacement 2016

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2018

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2020

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Income Replacement 2022

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2024

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2026

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2028

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Income Replacement 2030

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2032

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2034

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2036

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Income Replacement 2038

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2040

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2042

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

For each fund, the Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Adviser to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay the Investment Adviser a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Semiannual Report

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Semiannual Report

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Semiannual Report

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that the Investment Adviser pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the total expenses of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2008 and the total expenses of Class T of each fund ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and the Investment Adviser pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

RW-USAN-0310
1.848177.102

Fidelity Advisor Income Replacement FundsSM -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Class A, Class T, and Class C

Semiannual Report

January 31, 2010

Each Class A, Class T, and Class C are
classes of Fidelity Income Replacement FundsSM

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Income Replacement 2016	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2018	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2022	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2024	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2026	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2028	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2032	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2034	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2036	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2038	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2042	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,063.00	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,061.80	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,059.00	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,064.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,064.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,068.50	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,067.30	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class C	1.00%
Actual		$ 1,000.00	$ 1,064.50	$ 5.20
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,069.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,070.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,072.30	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,070.70	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,068.20	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,073.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,073.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,074.40	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,073.20	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,070.30	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,075.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,075.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,076.00	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,074.90	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class C	1.00%
Actual		$ 1,000.00	$ 1,072.00	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,077.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,077.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,077.00	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,075.80	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,073.10	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,078.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,078.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,078.10	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,076.80	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,074.10	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,079.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,079.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,079.00	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,077.30	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class C	1.00%
Actual		$ 1,000.00	$ 1,074.90	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,080.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,080.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,079.80	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,078.40	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,075.80	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,081.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,081.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,080.80	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,079.60	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,076.90	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,082.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,082.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,082.50	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,081.00	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class C	1.00%
Actual		$ 1,000.00	$ 1,078.20	$ 5.24
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,083.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,083.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,084.40	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,082.80	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,080.20	$ 5.24
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,085.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,085.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,085.60	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,084.20	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,081.40	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,086.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,086.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,086.10	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,084.90	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class C	1.00%
Actual		$ 1,000.00	$ 1,081.90	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,087.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,087.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.1	3.4
Fidelity Disciplined Equity Fund	3.2	3.6
Fidelity Equity-Income Fund	3.2	3.6
Fidelity Large Cap Core Enhanced Index Fund	5.1	5.8
Fidelity Series 100 Index Fund	3.8	4.3
Fidelity Series Broad Market Opportunities Fund	5.1	5.8
Fidelity Series Small Cap Opportunities Fund	2.1	2.4
	25.6	28.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.4	2.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.1	0.6
Fidelity Strategic Income Fund	0.1	0.5
	0.2	1.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.3	7.8
Fidelity Strategic Real Return Fund	8.0	8.0
Fidelity Total Bond Fund	25.0	23.8
	41.3	39.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.3	13.7
Fidelity Short-Term Bond Fund	15.2	13.9
	30.5	27.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	25.6%
International Equity Funds	2.4%
High Yield Fixed-Income Funds	0.2%
Investment Grade Fixed-Income Funds	41.3%
Short-Term Funds	30.5%

Six months ago
Domestic Equity Funds	28.9%
International Equity Funds	2.8%
High Yield Fixed-Income Funds	1.1%
Investment Grade Fixed-Income Funds	39.6%
Short-Term Funds	27.6%

Expected
Domestic Equity Funds	24.6%
International Equity Funds	2.2%
High Yield Fixed-Income Funds	0.0%
Investment Grade Fixed-Income Funds	41.7%
Short-Term Funds	31.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 28.0%
	Shares	Value
Domestic Equity Funds - 25.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	23,132	$ 320,837
Fidelity Disciplined Equity Fund	16,323	326,777
Fidelity Equity-Income Fund	8,776	332,874
Fidelity Large Cap Core Enhanced Index Fund	70,864	528,644
Fidelity Series 100 Index Fund	51,919	397,177
Fidelity Series Broad Market Opportunities Fund	64,963	531,397
Fidelity Series Small Cap Opportunities Fund	26,799	211,713
TOTAL DOMESTIC EQUITY FUNDS		2,649,419
International Equity Funds - 2.4%
Fidelity Advisor International Discovery Fund Institutional Class	8,560	244,997
TOTAL EQUITY FUNDS (Cost $3,347,823)		2,894,416
Fixed-Income Funds - 41.5%

High Yield Fixed-Income Funds - 0.2%
Fidelity Capital & Income Fund	1,042	8,940
Fidelity Strategic Income Fund	819	8,900
TOTAL HIGH YIELD FIXED-INCOME FUNDS		17,840

	Shares	Value
Investment Grade Fixed-Income Funds - 41.3%
Fidelity Government Income Fund	81,309	$ 855,368
Fidelity Strategic Real Return Fund	98,805	827,989
Fidelity Total Bond Fund	243,191	2,580,259
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,263,616
TOTAL FIXED-INCOME FUNDS (Cost $4,256,679)		4,281,456
Short-Term Funds - 30.5%

Fidelity Institutional Money Market Portfolio Institutional Class	1,579,053	1,579,053
Fidelity Short-Term Bond Fund	187,665	1,570,752
TOTAL SHORT-TERM FUNDS (Cost $3,149,518)		3,149,805
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,754,020)		$ 10,325,677
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $11,321 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $129,169 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $10,754,020) - See accompanying schedule		$ 10,325,677
Cash		10
Receivable for investments sold		27,858
Total assets		10,353,545

Liabilities
Payable for fund shares redeemed	$ 28,545
Distribution fees payable	1,842
Total liabilities		30,387

Net Assets		$ 10,323,158
Net Assets consist of:
Paid in capital		$ 11,224,628
Undistributed net investment income		3,768
Accumulated undistributed net realized gain (loss) on investments		(476,895)
Net unrealized appreciation (depreciation) on investments		(428,343)
Net Assets		$ 10,323,158
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,401,697 ÷ 52,526.3 shares)		$ 45.72

Maximum offering price per share (100/94.25 of $45.72)		$ 48.51
Class T: Net Asset Value and redemption price per share ($674,009 ÷ 14,742.1 shares)		$ 45.72

Maximum offering price per share (100/96.50 of $45.72)		$ 47.38

Class C: Net Asset Value and offering price per share ($1,225,788 ÷ 26,815.6 shares)A		$ 45.71

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($5,906,139 ÷ 129,142.1 shares)		$ 45.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($115,525 ÷ 2,526.1 shares)		$ 45.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 127,089

Expenses
Distribution fees	$ 11,066
Independent trustees' compensation	17
Total expenses before reductions	11,083
Expense reductions	(17)	11,066
Net investment income (loss)		116,023
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(156,226)
Capital gain distributions from underlying funds	46,102	(110,124)
Change in net unrealized appreciation (depreciation) on underlying funds		566,231
Net gain (loss)		456,107
Net increase (decrease) in net assets resulting from operations		$ 572,130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 116,023	$ 225,948
Net realized gain (loss)	(110,124)	(246,511)
Change in net unrealized appreciation (depreciation)	566,231	(503,116)
Net increase (decrease) in net assets resulting from operations	572,130	(523,679)
Distributions to shareholders from net investment income	(115,526)	(225,878)
Distributions to shareholders from net realized gain	(25,833)	(82,246)
Total distributions	(141,359)	(308,124)
Share transactions - net increase (decrease)	781,385	396,145
Total increase (decrease) in net assets	1,212,156	(435,658)

Net Assets
Beginning of period	9,111,002	9,546,660
End of period (including undistributed net investment income of $3,768 and undistributed net investment income of $3,271, respectively)	$ 10,323,158	$ 9,111,002

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.536	1.118	1.233
Net realized and unrealized gain (loss)	2.211	(3.686)	(2.204)
Total from investment operations	2.747	(2.568)	(.971)
Distributions from net investment income	(.527)	(1.132)	(1.129)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.647)	(1.572)	(1.269)
Net asset value, end of period	$ 45.72	$ 43.62	$ 47.76
Total Return B, C, D	6.30%	(5.07)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%A
Net investment income (loss)	2.35%A	2.72%	2.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,402	$ 2,599	$ 2,214
Portfolio turnover rate	46%A	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.478	1.025	1.128
Net realized and unrealized gain (loss)	2.215	(3.690)	(2.219)
Total from investment operations	2.693	(2.665)	(1.091)
Distributions from net investment income	(.473)	(1.025)	(1.019)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.593)	(1.465)	(1.159)
Net asset value, end of period	$ 45.72	$ 43.62	$ 47.75
Total Return B, C, D	6.18%	(5.30)%	(2.26)%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50%A	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%A
Net investment income (loss)	2.10%A	2.47%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 674	$ 499	$ 673
Portfolio turnover rate	46%A	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.365	.822	.904
Net realized and unrealized gain (loss)	2.209	(3.689)	(2.227)
Total from investment operations	2.574	(2.867)	(1.323)
Distributions from net investment income	(.354)	(.813)	(.807)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.474)	(1.253)	(.947)
Net asset value, end of period	$ 45.71	$ 43.61	$ 47.73
Total Return B, C, D	5.90%	(5.76)%	(2.71)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%A	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%A
Net investment income (loss)	1.60%A	1.97%	2.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,226	$ 1,171	$ 1,595
Portfolio turnover rate	46%A	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

Six months ended January 31,2010

Years ended July 31,

(Unaudited)

2009

2008F

Selected Per-Share Data
Net asset value, beginning of period	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.593	1.231	1.356
Net realized and unrealized gain (loss)	2.212	(3.692)	(2.217)
Total from investment operations	2.805	(2.461)	(.861)
Distributions from net investment income	(.585)	(1.239)	(1.229)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.705)	(1.679)	(1.369)
Net asset value, end of period	$ 45.73	$ 43.63	$ 47.77
Total Return B, C	6.43%	(4.82)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00%A	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%A
Net investment income (loss)	2.60%A	2.97%	3.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,906	$ 4,733	$ 4,880
Portfolio turnover rate	46%A	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amounts represent less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31,2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.593	1.235	1.370
Net realized and unrealized gain (loss)	2.202	(3.686)	(2.231)
Total from investment operations	2.795	(2.451)	(.861)
Distributions from net investment income	(.585)	(1.239)	(1.229)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.705)	(1.679)	(1.369)
Net asset value, end of period	$ 45.73	$ 43.64	$ 47.77
Total Return B, C	6.41%	(4.80)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.60% A	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116	$ 109	$ 184
Portfolio turnover rate	46% A	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amounts represent less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.8	4.1
Fidelity Disciplined Equity Fund	3.9	4.3
Fidelity Equity-Income Fund	4.0	4.4
Fidelity Large Cap Core Enhanced Index Fund	6.3	6.9
Fidelity Series 100 Index Fund	4.7	5.1
Fidelity Series Broad Market Opportunities Fund	6.4	7.0
Fidelity Series Small Cap Opportunities Fund	2.5	2.8
	31.6	34.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.3	3.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.2	1.4
Fidelity Strategic Income Fund	1.3	1.3
	2.5	2.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.6	7.1
Fidelity Strategic Real Return Fund	7.3	7.3
Fidelity Total Bond Fund	23.0	21.9
	37.9	36.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	12.3	11.2
Fidelity Short-Term Bond Fund	12.4	11.4
	24.7	22.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	31.6%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.5%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	24.7%

Six months ago
Domestic Equity Funds	34.6%
International Equity Funds	3.8%
High Yield Fixed-Income Funds	2.7%
Investment Grade Fixed-Income Funds	36.3%
Short-Term Funds	22.6%

Expected
Domestic Equity Funds	31.1%
International Equity Funds	3.2%
High Yield Fixed-Income Funds	2.2%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	25.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 34.9%
	Shares	Value
Domestic Equity Funds - 31.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	14,132	$ 196,016
Fidelity Disciplined Equity Fund	9,996	200,122
Fidelity Equity-Income Fund	5,375	203,890
Fidelity Large Cap Core Enhanced Index Fund	43,282	322,883
Fidelity Series 100 Index Fund	31,715	242,622
Fidelity Series Broad Market Opportunities Fund	39,683	324,607
Fidelity Series Small Cap Opportunities Fund	16,371	129,329
TOTAL DOMESTIC EQUITY FUNDS		1,619,469
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class	5,912	169,195
TOTAL EQUITY FUNDS (Cost $2,227,594)		1,788,664
Fixed-Income Funds - 40.4%

High Yield Fixed-Income Funds - 2.5%
Fidelity Capital & Income Fund	7,458	63,985
Fidelity Strategic Income Fund	5,903	64,162
TOTAL HIGH YIELD FIXED-INCOME FUNDS		128,147

	Shares	Value
Investment Grade Fixed-Income Funds - 37.9%
Fidelity Government Income Fund	37,052	$ 389,789
Fidelity Strategic Real Return Fund	45,023	377,296
Fidelity Total Bond Fund	110,905	1,176,701
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,943,786
TOTAL FIXED-INCOME FUNDS (Cost $2,073,572)		2,071,933
Short-Term Funds - 24.7%

Fidelity Institutional Money Market Portfolio Institutional Class	627,745	627,745
Fidelity Short-Term Bond Fund	75,839	634,775
TOTAL SHORT-TERM FUNDS (Cost $1,265,658)		1,262,520
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,566,824)		$ 5,123,117
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $123,548 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $322,305 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $5,566,824) - See accompanying schedule		$ 5,123,117
Receivable for investments sold		2,949
Total assets		5,126,066

Liabilities
Payable for fund shares redeemed	$ 3,342
Distribution fees payable	342
Total liabilities		3,684

Net Assets		$ 5,122,382
Net Assets consist of:
Paid in capital		$ 6,213,241
Undistributed net investment income		1,968
Accumulated undistributed net realized gain (loss) on investments		(649,120)
Net unrealized appreciation (depreciation) on investments		(443,707)
Net Assets		$ 5,122,382
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($852,468 ÷ 18,908.5 shares)		$ 45.08

Maximum offering price per share (100/94.25 of $45.08)		$ 47.83
Class T: Net Asset Value and redemption price per share ($71,840 ÷ 1,592.6 shares)		$ 45.11

Maximum offering price per share (100/96.50 of $45.11)		$ 46.74

Class C: Net Asset Value and offering price per share ($205,198 ÷ 4,553.5 shares)A		$ 45.06

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,651,252 ÷ 80,971.2 shares)		$ 45.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($341,624 ÷ 7,575.6 shares)		$ 45.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 67,286

Expenses
Distribution fees	$ 1,978
Independent trustees' compensation	9
Total expenses before reductions	1,987
Expense reductions	(9)	1,978
Net investment income (loss)		65,308
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(63,582)
Capital gain distributions from underlying funds	23,289	(40,293)
Change in net unrealized appreciation (depreciation) on underlying funds		302,771
Net gain (loss)		262,478
Net increase (decrease) in net assets resulting from operations		$ 327,786

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,308	$ 146,673
Net realized gain (loss)	(40,293)	(534,285)
Change in net unrealized appreciation (depreciation)	302,771	(337,001)
Net increase (decrease) in net assets resulting from operations	327,786	(724,613)
Distributions to shareholders from net investment income	(65,123)	(148,470)
Distributions to shareholders from net realized gain	(13,543)	(55,239)
Total distributions	(78,666)	(203,709)
Share transactions - net increase (decrease)	56,906	(1,262,213)
Total increase (decrease) in net assets	306,026	(2,190,535)

Net Assets
Beginning of period	4,816,356	7,006,891
End of period (including undistributed net investment income of $1,968 and undistributed net investment income of $1,783, respectively)	$ 5,122,382	$ 4,816,356

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.544	1.092	1.163
Net realized and unrealized gain (loss)	2.388	(4.138)	(2.454)
Total from investment operations	2.932	(3.046)	(1.291)
Distributions from net investment income	(.542)	(1.124)	(1.119)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.662)	(1.604)	(1.249)
Net asset value, end of period	$ 45.08	$ 42.81	$ 47.46
Total Return B, C, D	6.85%	(6.06)%	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.42% A	2.69%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 852	$ 833	$ 1,107
Portfolio turnover rate	27% A	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.489	.989	1.075
Net realized and unrealized gain (loss)	2.393	(4.128)	(2.483)
Total from investment operations	2.882	(3.139)	(1.408)
Distributions from net investment income	(.482)	(1.011)	(1.002)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.602)	(1.491)	(1.132)
Net asset value, end of period	$ 45.11	$ 42.83	$ 47.46
Total Return B, C, D	6.73%	(6.28)%	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.17% A	2.44%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72	$ 91	$ 154
Portfolio turnover rate	27% A	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.374	.786	.836
Net realized and unrealized gain (loss)	2.390	(4.122)	(2.476)
Total from investment operations	2.764	(3.336)	(1.640)
Distributions from net investment income	(.384)	(.794)	(.820)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.504)	(1.274)	(.950)
Net asset value, end of period	$ 45.06	$ 42.80	$ 47.41
Total Return B, C, D	6.45%	(6.75)%	(3.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.67% A	1.94%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 205	$ 131	$ 365
Portfolio turnover rate	27% A	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.601	1.202	1.280
Net realized and unrealized gain (loss)	2.386	(4.138)	(2.469)
Total from investment operations	2.987	(2.936)	(1.189)
Distributions from net investment income	(.597)	(1.224)	(1.221)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.717)	(1.704)	(1.351)
Net asset value, end of period	$ 45.09	$ 42.82	$ 47.46
Total Return B, C	6.98%	(5.81)%	(2.48)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.67% A	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,651	$ 3,435	$ 5,167
Portfolio turnover rate	27% A	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amounts represent less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.601	1.175	1.295
Net realized and unrealized gain (loss)	2.396	(4.121)	(2.474)
Total from investment operations	2.997	(2.946)	(1.179)
Distributions from net investment income	(.597)	(1.224)	(1.221)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.717)	(1.704)	(1.351)
Net asset value, end of period	$ 45.10	$ 42.82	$ 47.47
Total Return B, C	7.00%	(5.83)%	(2.46)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.67% A	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 342	$ 326	$ 214
Portfolio turnover rate	27% A	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amounts represent less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.4	4.6
Fidelity Disciplined Equity Fund	4.5	4.8
Fidelity Equity-Income Fund	4.5	4.9
Fidelity Large Cap Core Enhanced Index Fund	7.2	7.7
Fidelity Series 100 Index Fund	5.4	5.7
Fidelity Series Broad Market Opportunities Fund	7.2	7.8
Fidelity Series Small Cap Opportunities Fund	2.9	3.2
	36.1	38.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.2	4.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6	1.8
Fidelity Strategic Income Fund	1.7	1.7
	3.3	3.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.1	6.6
Fidelity Strategic Real Return Fund	6.9	6.9
Fidelity Total Bond Fund	21.6	20.4
	35.6	33.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.3	9.5
Fidelity Short-Term Bond Fund	10.5	9.6
	20.8	19.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	36.1%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.3%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	20.8%

Six months ago
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.9%
Short-Term Funds	19.1%

Expected
Domestic Equity Funds	36.1%
International Equity Funds	4.1%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.4%
Short-Term Funds	21.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 40.3%
	Shares	Value
Domestic Equity Funds - 36.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	10,007	$ 138,796
Fidelity Disciplined Equity Fund	7,074	141,625
Fidelity Equity-Income Fund	3,803	144,256
Fidelity Large Cap Core Enhanced Index Fund	30,653	228,670
Fidelity Series 100 Index Fund	22,480	171,974
Fidelity Series Broad Market Opportunities Fund	28,099	229,851
Fidelity Series Small Cap Opportunities Fund	11,593	91,585
TOTAL DOMESTIC EQUITY FUNDS		1,146,757
International Equity Funds - 4.2%
Fidelity Advisor International Discovery Fund Institutional Class	4,669	133,626
TOTAL EQUITY FUNDS (Cost $1,377,813)		1,280,383
Fixed-Income Funds - 38.9%

High Yield Fixed-Income Funds - 3.3%
Fidelity Capital & Income Fund	6,161	52,866
Fidelity Strategic Income Fund	4,879	53,037
TOTAL HIGH YIELD FIXED-INCOME FUNDS		105,903

	Shares	Value
Investment Grade Fixed-Income Funds - 35.6%
Fidelity Government Income Fund	21,559	$ 226,799
Fidelity Strategic Real Return Fund	26,200	219,556
Fidelity Total Bond Fund	64,599	685,391
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,131,746
TOTAL FIXED-INCOME FUNDS (Cost $1,206,487)		1,237,649
Short-Term Funds - 20.8%

Fidelity Institutional Money Market Portfolio Institutional Class	328,278	328,278
Fidelity Short-Term Bond Fund	39,650	331,871
TOTAL SHORT-TERM FUNDS (Cost $657,822)		660,149
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,242,122)		$ 3,178,181
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $3,778 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $89,873 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)
Assets
Investment in securities, at value (cost $3,242,122) - See accompanying schedule	$ 3,178,181

Liabilities
Distribution fees payable	436

Net Assets	$ 3,177,745
Net Assets consist of:
Paid in capital	$ 3,443,782
Undistributed net investment income	1,094
Accumulated undistributed net realized gain (loss) on investments	(203,190)
Net unrealized appreciation (depreciation) on investments	(63,941)
Net Assets	$ 3,177,745
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($649,223 ÷ 14,528.7 shares)	$ 44.69

Maximum offering price per share (100/94.25 of $44.69)	$ 47.41
Class T: Net Asset Value and redemption price per share ($183,356 ÷ 4,103.5 shares)	$ 44.68

Maximum offering price per share (100/96.50 of $44.68)	$ 46.30

Class C: Net Asset Value and offering price per share ($260,752 ÷ 5,838.7 shares)A	$ 44.66

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($1,966,918 ÷ 44,013.8 shares)	$ 44.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($117,496 ÷ 2,629.2 shares)	$ 44.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 38,836

Expenses
Distribution fees	$ 2,428
Independent trustees' compensation	5
Total expenses before reductions	2,433
Expense reductions	(5)	2,428
Net investment income (loss)		36,408
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,566)
Capital gain distributions from underlying funds	12,932	11,366
Change in net unrealized appreciation (depreciation) on underlying funds		138,155
Net gain (loss)		149,521
Net increase (decrease) in net assets resulting from operations		$ 185,929

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,408	$ 65,284
Net realized gain (loss)	11,366	(187,832)
Change in net unrealized appreciation (depreciation)	138,155	(83,658)
Net increase (decrease) in net assets resulting from operations	185,929	(206,206)
Distributions to shareholders from net investment income	(36,178)	(65,385)
Distributions to shareholders from net realized gain	(7,714)	(22,288)
Total distributions	(43,892)	(87,673)
Share transactions - net increase (decrease)	422,417	545,934
Total increase (decrease) in net assets	564,454	252,055

Net Assets
Beginning of period	2,613,291	2,361,236
End of period (including undistributed net investment income of $1,094 and undistributed net investment income of $864, respectively)	$ 3,177,745	$ 2,613,291

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.546	1.027	1.085
Net realized and unrealized gain (loss)	2.514	(4.465)	(2.692)
Total from investment operations	3.060	(3.438)	(1.607)
Distributions from net investment income	(.535)	(1.032)	(1.113)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.650)	(1.392)	(1.283)
Net asset value, end of period	$ 44.69	$ 42.28	$ 47.11
Total Return B, C, D	7.23%	(7.00)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.45% A	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 649	$ 502	$ 503
Portfolio turnover rate	31% A	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.490	.926	.985
Net realized and unrealized gain (loss)	2.503	(4.460)	(2.707)
Total from investment operations	2.993	(3.534)	(1.722)
Distributions from net investment income	(.478)	(.926)	(1.008)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.593)	(1.286)	(1.178)
Net asset value, end of period	$ 44.68	$ 42.28	$ 47.10
Total Return B, C, D	7.07%	(7.23)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.20% A	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 183	$ 171	$ 187
Portfolio turnover rate	31% A	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.378	.736	.755
Net realized and unrealized gain (loss)	2.506	(4.471)	(2.699)
Total from investment operations	2.884	(3.735)	(1.944)
Distributions from net investment income	(.369)	(.725)	(.806)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.484)	(1.085)	(.976)
Net asset value, end of period	$ 44.66	$ 42.26	$ 47.08
Total Return B, C, D	6.82%	(7.70)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.70% A	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 261	$ 221	$ 275
Portfolio turnover rate	31% A	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.601	1.125	1.190
Net realized and unrealized gain (loss)	2.503	(4.464)	(2.677)
Total from investment operations	3.104	(3.339)	(1.487)
Distributions from net investment income	(.589)	(1.131)	(1.223)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.704)	(1.491)	(1.393)
Net asset value, end of period	$ 44.69	$ 42.29	$ 47.12
Total Return B, C	7.34%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.70% A	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,967	$ 1,624	$ 1,233
Portfolio turnover rate	31% A	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.602	1.138	1.215
Net realized and unrealized gain (loss)	2.502	(4.477)	(2.702)
Total from investment operations	3.104	(3.339)	(1.487)
Distributions from net investment income	(.589)	(1.131)	(1.223)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.704)	(1.491)	(1.393)
Net asset value, end of period	$ 44.69	$ 42.29	$ 47.12
Total Return B, C	7.34%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.70% A	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 95	$ 163
Portfolio turnover rate	31% A	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.7	4.9
Fidelity Disciplined Equity Fund	4.8	5.2
Fidelity Equity-Income Fund	4.9	5.2
Fidelity Large Cap Core Enhanced Index Fund	7.8	8.2
Fidelity Series 100 Index Fund	5.9	6.2
Fidelity Series Broad Market Opportunities Fund	7.9	8.4
Fidelity Series Small Cap Opportunities Fund	3.1	3.4
	39.1	41.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.0	5.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	2.0
Fidelity Strategic Income Fund	2.0	2.0
	3.9	4.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.8	6.3
Fidelity Strategic Real Return Fund	6.5	6.5
Fidelity Total Bond Fund	20.4	19.3
	33.7	32.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.1	8.3
Fidelity Short-Term Bond Fund	9.2	8.4
	18.3	16.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.1%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	18.3%

Six months ago
Domestic Equity Funds	41.5%
International Equity Funds	5.7%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	16.7%

Expected
Domestic Equity Funds	39.6%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.2%
Short-Term Funds	18.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.1%
	Shares	Value
Domestic Equity Funds - 39.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,163	$ 127,087
Fidelity Disciplined Equity Fund	6,467	129,464
Fidelity Equity-Income Fund	3,479	131,942
Fidelity Large Cap Core Enhanced Index Fund	28,067	209,379
Fidelity Series 100 Index Fund	20,568	157,344
Fidelity Series Broad Market Opportunities Fund	25,737	210,527
Fidelity Series Small Cap Opportunities Fund	10,624	83,928
TOTAL DOMESTIC EQUITY FUNDS		1,049,671
International Equity Funds - 5.0%
Fidelity Advisor International Discovery Fund Institutional Class	4,729	135,339
TOTAL EQUITY FUNDS (Cost $1,521,779)		1,185,010
Fixed-Income Funds - 37.6%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund	6,186	53,074
Fidelity Strategic Income Fund	4,894	53,203
TOTAL HIGH YIELD FIXED-INCOME FUNDS		106,277

	Shares	Value
Investment Grade Fixed-Income Funds - 33.7%
Fidelity Government Income Fund	17,244	$ 181,407
Fidelity Strategic Real Return Fund	20,942	175,497
Fidelity Total Bond Fund	51,545	546,886
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		903,790
TOTAL FIXED-INCOME FUNDS (Cost $1,015,082)		1,010,067
Short-Term Funds - 18.3%

Fidelity Institutional Money Market Portfolio Institutional Class	243,603	243,603
Fidelity Short-Term Bond Fund	29,439	246,404
TOTAL SHORT-TERM FUNDS (Cost $491,951)		490,007
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,028,812)		$ 2,685,084
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $64,025 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $429,623 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)
Assets
Investment in securities, at value (cost $3,028,812) - See accompanying schedule		$ 2,685,084
Receivable for investments sold		2
Receivable for fund shares sold		2,000
Total assets		2,687,086

Liabilities
Payable for investments purchased	$ 2,013
Distribution fees payable	92
Total liabilities		2,105

Net Assets		$ 2,684,981
Net Assets consist of:
Paid in capital		$ 3,682,417
Undistributed net investment income		973
Accumulated undistributed net realized gain (loss) on investments		(654,681)
Net unrealized appreciation (depreciation) on investments		(343,728)
Net Assets		$ 2,684,981
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($42,222 ÷ 955.9 shares)		$ 44.17

Maximum offering price per share (100/94.25 of $44.17)		$ 46.86
Class T: Net Asset Value and redemption price per share ($79,423 ÷ 1,798.7 shares)		$ 44.16

Maximum offering price per share (100/96.50 of $44.16)		$ 45.76

Class C: Net Asset Value and offering price per share ($54,605 ÷ 1,236.7 shares)A		$ 44.15

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($2,502,439 ÷ 56,677.4 shares)		$ 44.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,292 ÷ 142.5 shares)		$ 44.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 39,005

Expenses
Distribution fees	$ 655
Independent trustees' compensation	5
Total expenses before reductions	660
Expense reductions	(5)	655
Net investment income (loss)		38,350
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(35,032)
Capital gain distributions from underlying funds	12,685	(22,347)
Change in net unrealized appreciation (depreciation) on underlying funds		204,831
Net gain (loss)		182,484
Net increase (decrease) in net assets resulting from operations		$ 220,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,350	$ 96,713
Net realized gain (loss)	(22,347)	(581,422)
Change in net unrealized appreciation (depreciation)	204,831	(193,067)
Net increase (decrease) in net assets resulting from operations	220,834	(677,776)
Distributions to shareholders from net investment income	(38,318)	(98,247)
Distributions to shareholders from net realized gain	(19,734)	(36,959)
Total distributions	(58,052)	(135,206)
Share transactions - net increase (decrease)	(300,452)	(1,903,231)
Total increase (decrease) in net assets	(137,670)	(2,716,213)

Net Assets
Beginning of period	2,822,651	5,538,864
End of period (including undistributed net investment income of $973 and undistributed net investment income of $941, respectively)	$ 2,684,981	$ 2,822,651

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.530	1.035	1.087
Net realized and unrealized gain (loss)	2.583	(4.739)	(2.853)
Total from investment operations	3.113	(3.704)	(1.766)
Distributions from net investment income	(.521)	(1.056)	(1.014)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.813)	(1.476)	(1.184)
Net asset value, end of period	$ 44.17	$ 41.87	$ 47.05
Total Return B, C, D	7.44%	(7.53)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.26%	.25% A
Expenses net of all reductions	.25% A	.26%	.25% A
Net investment income (loss)	2.39% A	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42	$ 122	$ 289
Portfolio turnover rate	36% A	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.473	.933	.982
Net realized and unrealized gain (loss)	2.589	(4.736)	(2.862)
Total from investment operations	3.062	(3.803)	(1.880)
Distributions from net investment income	(.470)	(.957)	(.910)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.762)	(1.377)	(1.080)
Net asset value, end of period	$ 44.16	$ 41.86	$ 47.04
Total Return B, C, D	7.32%	(7.77)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.51%	.50% A
Expenses net of all reductions	.50% A	.51%	.50% A
Net investment income (loss)	2.14% A	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 112	$ 187
Portfolio turnover rate	36% A	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.363	.737	.760
Net realized and unrealized gain (loss)	2.582	(4.745)	(2.860)
Total from investment operations	2.945	(4.008)	(2.100)
Distributions from net investment income	(.363)	(.752)	(.690)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.655)	(1.172)	(.860)
Net asset value, end of period	$ 44.15	$ 41.86	$ 47.04
Total Return B, C, D	7.03%	(8.25)%	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.01%	1.00% A
Net investment income (loss)	1.64% A	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 69	$ 120
Portfolio turnover rate	36% A	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.582	1.144	1.190
Net realized and unrealized gain (loss)	2.581	(4.752)	(2.836)
Total from investment operations	3.163	(3.608)	(1.646)
Distributions from net investment income	(.591)	(1.162)	(1.124)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.883)	(1.582)	(1.294)
Net asset value, end of period	$ 44.15	$ 41.87	$ 47.06
Total Return B, C	7.56%	(7.30)%	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, H	.01%	.00% A, H
Expenses net of fee waivers, if any	.00% A	.01%	.00% A
Expenses net of all reductions	.00% A	.01%	.00% A
Net investment income (loss)	2.64% A	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,502	$ 2,353	$ 4,666
Portfolio turnover rate	36% A	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.585	1.131	1.208
Net realized and unrealized gain (loss)	2.588	(4.749)	(2.854)
Total from investment operations	3.173	(3.618)	(1.646)
Distributions from net investment income	(.591)	(1.162)	(1.124)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.883)	(1.582)	(1.294)
Net asset value, end of period	$ 44.15	$ 41.86	$ 47.06
Total Return B, C	7.59%	(7.33)%	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, H	.01%	.00% A, H
Expenses net of fee waivers, if any	.00% A	.01%	.00% A
Expenses net of all reductions	.00% A	.01%	.00% A
Net investment income (loss)	2.64% A	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6	$ 166	$ 277
Portfolio turnover rate	36% A	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.0	5.2
Fidelity Disciplined Equity Fund	5.1	5.4
Fidelity Equity-Income Fund	5.2	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.2	8.6
Fidelity Series 100 Index Fund	6.1	6.4
Fidelity Series Broad Market Opportunities Fund	8.2	8.7
Fidelity Series Small Cap Opportunities Fund	3.3	3.6
	41.1	43.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.8	6.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.3
Fidelity Strategic Income Fund	2.2	2.2
	4.4	4.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.0
Fidelity Strategic Real Return Fund	6.2	6.1
Fidelity Total Bond Fund	19.4	18.3
	32.1	30.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.3	7.6
Fidelity Short-Term Bond Fund	8.3	7.7
	16.6	15.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	41.1%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	16.6%

Six months ago
Domestic Equity Funds	43.3%
International Equity Funds	6.5%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.4%
Short-Term Funds	15.3%

Expected
Domestic Equity Funds	41.8%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	31.7%
Short-Term Funds	16.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.9%
	Shares	Value
Domestic Equity Funds - 41.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,065	$ 84,119
Fidelity Disciplined Equity Fund	4,282	85,729
Fidelity Equity-Income Fund	2,303	87,357
Fidelity Large Cap Core Enhanced Index Fund	18,560	138,457
Fidelity Series 100 Index Fund	13,618	104,179
Fidelity Series Broad Market Opportunities Fund	17,018	139,211
Fidelity Series Small Cap Opportunities Fund	7,013	55,402
TOTAL DOMESTIC EQUITY FUNDS		694,454
International Equity Funds - 5.8%
Fidelity Advisor International Discovery Fund Institutional Class	3,443	98,537
TOTAL EQUITY FUNDS (Cost $926,336)		792,991
Fixed-Income Funds - 36.5%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund	4,324	37,097
Fidelity Strategic Income Fund	3,422	37,193
TOTAL HIGH YIELD FIXED-INCOME FUNDS		74,290

	Shares	Value
Investment Grade Fixed-Income Funds - 32.1%
Fidelity Government Income Fund	10,329	$ 108,659
Fidelity Strategic Real Return Fund	12,549	105,163
Fidelity Total Bond Fund	30,905	327,903
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		541,725
TOTAL FIXED-INCOME FUNDS (Cost $610,987)		616,015
Short-Term Funds - 16.6%

Fidelity Institutional Money Market Portfolio Institutional Class	139,375	139,375
Fidelity Short-Term Bond Fund	16,849	141,027
TOTAL SHORT-TERM FUNDS (Cost $280,206)		280,402
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,817,529)		$ 1,689,408
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $9,801 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $68,767 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,817,529) - See accompanying schedule	$ 1,689,408
Cash	72
Other receivables	240
Total assets	1,689,720

Liabilities
Distribution fees payable	226

Net Assets	$ 1,689,494
Net Assets consist of:
Paid in capital	$ 1,935,527
Undistributed net investment income	556
Accumulated undistributed net realized gain (loss) on investments	(118,468)
Net unrealized appreciation (depreciation) on investments	(128,121)
Net Assets	$ 1,689,494

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($292,882 ÷ 6,656.4 shares)	$ 44.00

Maximum offering price per share (100/94.25 of $44.00)	$ 46.68
Class T: Net Asset Value and redemption price per share ($66,458 ÷ 1,510.2 shares)	$ 44.01

Maximum offering price per share (100/96.50 of $44.01)	$ 45.60

Class C: Net Asset Value and offering price per share ($155,756 ÷ 3,542.2 shares)A	$ 43.97

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,129,111 ÷ 25,656.9 shares)	$ 44.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($45,287 ÷ 1,029.1 shares)	$ 44.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 22,244

Expenses
Distribution fees	$ 1,340
Independent trustees' compensation	3
Total expenses before reductions	1,343
Expense reductions	(3)	1,340
Net investment income (loss)		20,904
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(10,202)
Capital gain distributions from underlying funds	6,925	(3,277)
Change in net unrealized appreciation (depreciation) on underlying funds		95,497
Net gain (loss)		92,220
Net increase (decrease) in net assets resulting from operations		$ 113,124

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,904	$ 34,036
Net realized gain (loss)	(3,277)	(94,769)
Change in net unrealized appreciation (depreciation)	95,497	(134,829)
Net increase (decrease) in net assets resulting from operations	113,124	(195,562)
Distributions to shareholders from net investment income	(20,747)	(34,212)
Distributions to shareholders from net realized gain	(4,233)	(15,755)
Total distributions	(24,980)	(49,967)
Share transactions - net increase (decrease)	292,622	128,867
Total increase (decrease) in net assets	380,766	(116,662)

Net Assets
Beginning of period	1,308,728	1,425,390
End of period (including undistributed net investment income of $556 and undistributed net investment income of $399, respectively)	$ 1,689,494	$ 1,308,728

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.545	1.014	1.063
Net realized and unrealized gain (loss)	2.612	(5.004)	(2.884)
Total from investment operations	3.157	(3.990)	(1.821)
Distributions from net investment income	(.527)	(1.020)	(1.039)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.637)	(1.500)	(1.209)
Net asset value, end of period	$ 44.00	$ 41.48	$ 46.97
Total Return B,C,D	7.60%	(8.10)%	(3.77)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.48% A	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 293	$ 287	$ 286
Portfolio turnover rate	27% A	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.491	.919	.966
Net realized and unrealized gain (loss)	2.622	(5.010)	(2.903)
Total from investment operations	3.113	(4.091)	(1.937)
Distributions from net investment income	(.473)	(.919)	(.923)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.583)	(1.399)	(1.093)
Net asset value, end of period	$ 44.01	$ 41.48	$ 46.97
Total Return B,C,D	7.49%	(8.34)%	(3.99)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.23% A	2.37%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66	$ 69	$ 96
Portfolio turnover rate	27% A	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.379	.726	.728
Net realized and unrealized gain (loss)	2.612	(5.005)	(2.903)
Total from investment operations	2.991	(4.279)	(2.175)
Distributions from net investment income	(.361)	(.721)	(.725)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.471)	(1.201)	(.895)
Net asset value, end of period	$ 43.97	$ 41.45	$ 46.93
Total Return B,C,D	7.20%	(8.80)%	(4.45)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.73% A	1.87%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 156	$ 147	$ 233
Portfolio turnover rate	27% A	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.600	1.118	1.166
Net realized and unrealized gain (loss)	2.612	(5.011)	(2.868)
Total from investment operations	3.212	(3.893)	(1.702)
Distributions from net investment income	(.582)	(1.117)	(1.148)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.692)	(1.597)	(1.318)
Net asset value, end of period	$ 44.01	$ 41.49	$ 46.98
Total Return B,C	7.73%	(7.87)%	(3.53)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.73% A	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,129	$ 749	$ 714
Portfolio turnover rate	27% A	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.600	1.119	1.194
Net realized and unrealized gain (loss)	2.622	(5.022)	(2.896)
Total from investment operations	3.222	(3.903)	(1.702)
Distributions from net investment income	(.582)	(1.117)	(1.148)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.692)	(1.597)	(1.318)
Net asset value, end of period	$ 44.01	$ 41.48	$ 46.98
Total Return B,C	7.76%	(7.89)%	(3.53)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.73% A	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 57	$ 97
Portfolio turnover rate	27% A	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2	5.3
Fidelity Disciplined Equity Fund	5.3	5.5
Fidelity Equity-Income Fund	5.3	5.6
Fidelity Large Cap Core Enhanced Index Fund	8.5	8.9
Fidelity Series 100 Index Fund	6.4	6.6
Fidelity Series Broad Market Opportunities Fund	8.5	9.0
Fidelity Series Small Cap Opportunities Fund	3.4	3.7
	42.6	44.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.6	7.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.4
Fidelity Strategic Income Fund	2.4	2.4
	4.7	4.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	5.7
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	18.7	17.7
	30.9	29.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.5	6.9
Fidelity Short-Term Bond Fund	7.7	7.0
	15.2	13.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.6%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	15.2%

Six months ago
Domestic Equity Funds	44.6%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.4%
Short-Term Funds	13.9%

Expected
Domestic Equity Funds	43.4%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.3%
Short-Term Funds	15.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.2%
	Shares	Value
Domestic Equity Funds - 42.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	2,265	$ 31,419
Fidelity Disciplined Equity Fund	1,599	32,016
Fidelity Equity-Income Fund	860	32,620
Fidelity Large Cap Core Enhanced Index Fund	6,928	51,684
Fidelity Series 100 Index Fund	5,077	38,840
Fidelity Series Broad Market Opportunities Fund	6,356	51,991
Fidelity Series Small Cap Opportunities Fund	2,621	20,704
TOTAL DOMESTIC EQUITY FUNDS		259,274
International Equity Funds - 6.6%
Fidelity Advisor International Discovery Fund Institutional Class	1,406	40,231
TOTAL EQUITY FUNDS (Cost $371,843)		299,505
Fixed-Income Funds - 35.6%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	1,687	14,473
Fidelity Strategic Income Fund	1,333	14,494
TOTAL HIGH YIELD FIXED-INCOME FUNDS		28,967

	Shares	Value
Investment Grade Fixed-Income Funds - 30.9%
Fidelity Government Income Fund	3,590	$ 37,771
Fidelity Strategic Real Return Fund	4,362	36,557
Fidelity Total Bond Fund	10,738	113,935
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		188,263
TOTAL FIXED-INCOME FUNDS (Cost $217,710)		217,230
Short-Term Funds - 15.2%

Fidelity Institutional Money Market Portfolio Institutional Class	45,971	45,971
Fidelity Short-Term Bond Fund	5,565	46,582
TOTAL SHORT-TERM FUNDS (Cost $93,062)		92,553
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $682,615)		$ 609,288
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $4,903 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $209,184 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $682,615) - See accompanying schedule		$ 609,288
Receivable for investments sold		910
Total assets		610,198

Liabilities
Payable for fund shares redeemed	$ 912
Distribution fees payable	226
Total liabilities		1,138

Net Assets		$ 609,060
Net Assets consist of:
Paid in capital		$ 956,333
Undistributed net investment income		153
Accumulated undistributed net realized gain (loss) on investments		(274,099)
Net unrealized appreciation (depreciation) on investments		(73,327)
Net Assets		$ 609,060

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($55,037 ÷ 1,265.7 shares)		$ 43.48

Maximum offering price per share (100/94.25 of $43.48)		$ 46.14
Class T: Net Asset Value and redemption price per share ($111,415 ÷ 2,562.2 shares)		$ 43.48

Maximum offering price per share (100/96.50 of $43.48)		$ 45.06

Class C: Net Asset Value and offering price per share ($191,122 ÷ 4,397.9 shares)A		$ 43.46

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($206,581 ÷ 4,750.6 shares)		$ 43.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($44,905 ÷ 1,032.7 shares)		$ 43.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,508

Expenses
Distribution fees	$ 1,224
Independent trustees' compensation	1
Total expenses before reductions	1,225
Expense reductions	(1)	1,224
Net investment income (loss)		8,284
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(50,354)
Capital gain distributions from underlying funds	3,008	(47,346)
Change in net unrealized appreciation (depreciation) on underlying funds		95,968
Net gain (loss)		48,622
Net increase (decrease) in net assets resulting from operations		$ 56,906

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,284	$ 26,863
Net realized gain (loss)	(47,346)	(215,946)
Change in net unrealized appreciation (depreciation)	95,968	(62,196)
Net increase (decrease) in net assets resulting from operations	56,906	(251,279)
Distributions to shareholders from net investment income	(8,460)	(27,271)
Distributions to shareholders from net realized gain	(1,823)	(19,439)
Total distributions	(10,283)	(46,710)
Share transactions - net increase (decrease)	(157,798)	(573,294)
Total increase (decrease) in net assets	(111,175)	(871,283)

Net Assets
Beginning of period	720,235	1,591,518
End of period (including undistributed net investment income of $153 and undistributed net investment income of $329, respectively)	$ 609,060	$ 720,235

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.533	1.042	1.076
Net realized and unrealized gain (loss)	2.626	(5.184)	(3.105)
Total from investment operations	3.159	(4.142)	(2.029)
Distributions from net investment income	(.539)	(1.028)	(1.031)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.649)	(1.648)	(1.211)
Net asset value, end of period	$ 43.48	$ 40.97	$ 46.76
Total Return B,C,D	7.70%	(8.56)%	(4.19)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.45% A	2.70%	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 69	$ 131
Portfolio turnover rate	61% A	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.478	.944	.966
Net realized and unrealized gain (loss)	2.632	(5.184)	(3.110)
Total from investment operations	3.110	(4.240)	(2.144)
Distributions from net investment income	(.490)	(.930)	(.916)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.600)	(1.550)	(1.096)
Net asset value, end of period	$ 43.48	$ 40.97	$ 46.76
Total Return B,C,D	7.58%	(8.79)%	(4.41)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.20% A	2.45%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 55	$ 96
Portfolio turnover rate	61% A	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.369	.757	.723
Net realized and unrealized gain (loss)	2.629	(5.183)	(3.090)
Total from investment operations	2.998	(4.426)	(2.367)
Distributions from net investment income	(.378)	(.724)	(.733)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.488)	(1.344)	(.913)
Net asset value, end of period	$ 43.46	$ 40.95	$ 46.72
Total Return B,C,D	7.31%	(9.25)%	(4.85)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00%A	1.00%	1.00% A
Net investment income (loss)	1.70% A	1.95%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 191	$ 183	$ 485
Portfolio turnover rate	61% A	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.588	1.138	1.168
Net realized and unrealized gain (loss)	2.636	(5.190)	(3.079)
Total from investment operations	3.224	(4.052)	(1.911)
Distributions from net investment income	(.594)	(1.128)	(1.139)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.704)	(1.748)	(1.319)
Net asset value, end of period	$ 43.49	$ 40.97	$ 46.77
Total Return B,C	7.86%	(8.34)%	(3.96)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.70% A	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 207	$ 357	$ 783
Portfolio turnover rate	61% A	26%	21% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.587	1.136	1.196
Net realized and unrealized gain (loss)	2.627	(5.188)	(3.107)
Total from investment operations	3.214	(4.052)	(1.911)
Distributions from net investment income	(.594)	(1.128)	(1.139)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.704)	(1.748)	(1.319)
Net asset value, end of period	$ 43.48	$ 40.97	$ 46.77
Total Return B,C	7.84%	(8.34)%	(3.96)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.70% A	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 56	$ 96
Portfolio turnover rate	61% A	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.4
Fidelity Disciplined Equity Fund	5.4	5.7
Fidelity Equity-Income Fund	5.5	5.7
Fidelity Large Cap Core Enhanced Index Fund	8.7	9.1
Fidelity Series 100 Index Fund	6.5	6.8
Fidelity Series Broad Market Opportunities Fund	8.7	9.2
Fidelity Series Small Cap Opportunities Fund	3.5	3.8
	43.6	45.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.4	8.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.5	2.5
	5.0	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	5.5
Fidelity Strategic Real Return Fund	5.9	5.8
Fidelity Total Bond Fund	18.3	17.1
	30.2	28.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.9	6.4
Fidelity Short-Term Bond Fund	6.9	6.4
	13.8	12.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	43.6%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	30.2%
Short-Term Funds	13.8%

Six months ago
Domestic Equity Funds	45.7%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	12.8%

Expected
Domestic Equity Funds	44.5%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.5%
Short-Term Funds	13.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.0%
	Shares	Value
Domestic Equity Funds - 43.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	25,671	$ 356,056
Fidelity Disciplined Equity Fund	18,112	362,596
Fidelity Equity-Income Fund	9,743	369,555
Fidelity Large Cap Core Enhanced Index Fund	78,646	586,702
Fidelity Series 100 Index Fund	57,592	440,582
Fidelity Series Broad Market Opportunities Fund	72,121	589,947
Fidelity Series Small Cap Opportunities Fund	29,776	235,227
TOTAL DOMESTIC EQUITY FUNDS		2,940,665
International Equity Funds - 7.4%
Fidelity Advisor International Discovery Fund Institutional Class	17,291	494,856
TOTAL EQUITY FUNDS (Cost $4,080,411)		3,435,521
Fixed-Income Funds - 35.2%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	19,720	169,201
Fidelity Strategic Income Fund	15,611	169,692
TOTAL HIGH YIELD FIXED-INCOME FUNDS		338,893

	Shares	Value
Investment Grade Fixed-Income Funds - 30.2%
Fidelity Government Income Fund	38,796	$ 408,135
Fidelity Strategic Real Return Fund	47,117	394,838
Fidelity Total Bond Fund	116,068	1,231,482
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,034,455
TOTAL FIXED-INCOME FUNDS (Cost $2,368,495)		2,373,348
Short-Term Funds - 13.8%

Fidelity Institutional Money Market Portfolio Institutional Class	462,062	462,062
Fidelity Short-Term Bond Fund	55,835	467,337
TOTAL SHORT-TERM FUNDS (Cost $930,855)		929,399
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,379,761)		$ 6,738,268
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $7,815 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $304,780 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $7,379,761) - See accompanying schedule		$ 6,738,268
Cash		1
Receivable for investments sold		3
Receivable for fund shares sold		16,077
Total assets		6,754,349

Liabilities
Payable for investments purchased	$ 16,077
Distribution fees payable	275
Total liabilities		16,352

Net Assets		$ 6,737,997
Net Assets consist of:
Paid in capital		$ 7,930,610
Undistributed net investment income		2,313
Accumulated undistributed net realized gain (loss) on investments		(553,433)
Net unrealized appreciation (depreciation) on investments		(641,493)
Net Assets		$ 6,737,997

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($354,142 ÷ 8,096.0 shares)		$ 43.74

Maximum offering price per share (100/94.25 of $43.74)		$ 46.41
Class T: Net Asset Value and redemption price per share ($326,598 ÷ 7,466.8 shares)		$ 43.74

Maximum offering price per share (100/96.50 of $43.74)		$ 45.33

Class C: Net Asset Value and offering price per share ($65,262 ÷ 1,491.7 shares) A		$ 43.75

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,947,303 ÷ 135,936.2 shares)		$ 43.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($44,692 ÷ 1,021.5 shares)		$ 43.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 90,430

Expenses
Distribution fees	$ 1,648
Independent trustees' compensation	12
Total expenses before reductions	1,660
Expense reductions	(12)	1,648
Net investment income (loss)		88,782
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(89,935)
Capital gain distributions from underlying funds	27,355	(62,580)
Change in net unrealized appreciation (depreciation) on underlying funds		476,225
Net gain (loss)		413,645
Net increase (decrease) in net assets resulting from operations		$ 502,427

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 88,782	$ 179,764
Net realized gain (loss)	(62,580)	(402,726)
Change in net unrealized appreciation (depreciation)	476,225	(709,389)
Net increase (decrease) in net assets resulting from operations	502,427	(932,351)
Distributions to shareholders from net investment income	(88,424)	(180,965)
Distributions to shareholders from net realized gain	(16,965)	(58,901)
Total distributions	(105,389)	(239,866)
Share transactions - net increase (decrease)	(30,098)	252,701
Total increase (decrease) in net assets	366,940	(919,516)

Net Assets
Beginning of period	6,371,057	7,290,573
End of period (including undistributed net investment income of $2,313 and undistributed net investment income of $1,955, respectively)	$ 6,737,997	$ 6,371,057

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.529	1.000	.966
Net realized and unrealized gain (loss)	2.690	(5.341)	(3.085)
Total from investment operations	3.219	(4.341)	(2.119)
Distributions from net investment income	(.529)	(.979)	(.911)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.639)	(1.309)	(1.071)
Net asset value, end of period	$ 43.74	$ 41.16	$ 46.81
Total Return B,C,D	7.81%	(8.93)%	(4.36)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.42% A	2.60%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 354	$ 278	$ 371
Portfolio turnover rate	21% A	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.475	.905	.847
Net realized and unrealized gain (loss)	2.690	(5.340)	(3.079)
Total from investment operations	3.165	(4.435)	(2.232)
Distributions from net investment income	(.475)	(.875)	(.808)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.585)	(1.205)	(.968)
Net asset value, end of period	$ 43.74	$ 41.16	$ 46.80
Total Return B,C,D	7.68%	(9.15)%	(4.57)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.17% A	2.35%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 327	$ 311	$ 606
Portfolio turnover rate	21% A	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.364	.711	.639
Net realized and unrealized gain (loss)	2.692	(5.333)	(3.104)
Total from investment operations	3.056	(4.622)	(2.465)
Distributions from net investment income	(.356)	(.678)	(.585)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.466)	(1.008)	(.745)
Net asset value, end of period	$ 43.75	$ 41.16	$ 46.79
Total Return B,C,D	7.41%	(9.60)%	(5.02)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.67% A	1.84%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65	$ 86	$ 150
Portfolio turnover rate	21% A	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.584	1.087	1.067
Net realized and unrealized gain (loss)	2.689	(5.330)	(3.072)
Total from investment operations	3.273	(4.243)	(2.005)
Distributions from net investment income	(.583)	(1.077)	(1.015)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.693)	(1.407)	(1.175)
Net asset value, end of period	$ 43.75	$ 41.17	$ 46.82
Total Return B,C	7.94%	(8.69)%	(4.14) %
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.67% A	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,947	$ 5,641	$ 6,068
Portfolio turnover rate	21% A	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.585	1.097	1.101
Net realized and unrealized gain (loss)	2.688	(5.340)	(3.106)
Total from investment operations	3.273	(4.243)	(2.005)
Distributions from net investment income	(.583)	(1.077)	(1.015)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.693)	(1.407)	(1.175)
Net asset value, end of period	$ 43.75	$ 41.17	$ 46.82
Total Return B,C	7.94%	(8.69)%	(4.14)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.67% A	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 56	$ 96
Portfolio turnover rate	21% A	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.5
Fidelity Disciplined Equity Fund	5.5	5.8
Fidelity Equity-Income Fund	5.6	5.8
Fidelity Large Cap Core Enhanced Index Fund	8.9	9.2
Fidelity Series 100 Index Fund	6.7	6.9
Fidelity Series Broad Market Opportunities Fund	8.9	9.4
Fidelity Series Small Cap Opportunities Fund	3.6	3.8
	44.6	46.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.1	8.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity Strategic Income Fund	2.7	2.6
	5.3	5.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.4
Fidelity Strategic Real Return Fund	5.6	5.5
Fidelity Total Bond Fund	17.6	16.6
	29.0	27.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.5	5.9
Fidelity Short-Term Bond Fund	6.5	6.0
	13.0	11.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.6%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.0%

Six months ago
Domestic Equity Funds	46.4%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	11.9%

Expected
Domestic Equity Funds	45.5%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.3%
Short-Term Funds	13.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.7%
	Shares	Value
Domestic Equity Funds - 44.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	2,998	$ 41,580
Fidelity Disciplined Equity Fund	2,118	42,402
Fidelity Equity-Income Fund	1,139	43,209
Fidelity Large Cap Core Enhanced Index Fund	9,189	68,551
Fidelity Series 100 Index Fund	6,732	51,501
Fidelity Series Broad Market Opportunities Fund	8,426	68,922
Fidelity Series Small Cap Opportunities Fund	3,480	27,493
TOTAL DOMESTIC EQUITY FUNDS		343,658
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class	2,186	62,554
TOTAL EQUITY FUNDS (Cost $493,150)		406,212
Fixed-Income Funds - 34.3%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	2,380	20,424
Fidelity Strategic Income Fund	1,884	20,482
TOTAL HIGH YIELD FIXED-INCOME FUNDS		40,906

	Shares	Value
Investment Grade Fixed-Income Funds - 29.0%
Fidelity Government Income Fund	4,270	$ 44,918
Fidelity Strategic Real Return Fund	5,188	43,473
Fidelity Total Bond Fund	12,781	135,604
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		223,995
TOTAL FIXED-INCOME FUNDS (Cost $264,389)		264,901
Short-Term Funds - 13.0%

Fidelity Institutional Money Market Portfolio Institutional Class	49,956	49,956
Fidelity Short-Term Bond Fund	6,036	50,518
TOTAL SHORT-TERM FUNDS (Cost $100,147)		100,474
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $857,686)		$ 771,587
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $39,903 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $79,799 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $857,686) - See accompanying schedule	$ 771,587

Liabilities
Distribution fees payable	195

Net Assets	$ 771,392
Net Assets consist of:
Paid in capital	$ 1,003,749
Undistributed net investment income	214
Accumulated undistributed net realized gain (loss) on investments	(146,472)
Net unrealized appreciation (depreciation) on investments	(86,099)
Net Assets	$ 771,392

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,217 ÷ 1,021.2 shares)	$ 43.30

Maximum offering price per share (100/94.25 of $43.30)	$ 45.94
Class T: Net Asset Value and redemption price per share ($56,504 ÷ 1,305.1 shares)	$ 43.29

Maximum offering price per share (100/96.50 of $43.29)	$ 44.86

Class C: Net Asset Value and offering price per share ($185,297 ÷ 4,282.0 shares) A	$ 43.27

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($440,887 ÷ 10,184.6 shares)	$ 43.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($44,487 ÷ 1,027.6 shares)	$ 43.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,665

Expenses
Distribution fees	$ 1,163
Independent trustees' compensation	1
Total expenses before reductions	1,164
Expense reductions	(1)	1,163
Net investment income (loss)		8,502
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,688
Capital gain distributions from underlying funds	2,934	6,622
Change in net unrealized appreciation (depreciation) on underlying funds		35,653
Net gain (loss)		42,275
Net increase (decrease) in net assets resulting from operations		$ 50,777

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,502	$ 19,222
Net realized gain (loss)	6,622	(146,987)
Change in net unrealized appreciation (depreciation)	35,653	(39,917)
Net increase (decrease) in net assets resulting from operations	50,777	(167,682)
Distributions to shareholders from net investment income	(8,468)	(19,606)
Distributions to shareholders from net realized gain	(1,857)	(12,578)
Total distributions	(10,325)	(32,184)
Share transactions - net increase (decrease)	68,113	(373,887)
Total increase (decrease) in net assets	108,565	(573,753)

Net Assets
Beginning of period	662,827	1,236,580
End of period (including undistributed net investment income of $214 and undistributed net investment income of $180, respectively)	$ 771,392	$ 662,827

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.529	.978	1.034
Net realized and unrealized gain (loss)	2.692	(5.404)	(3.239)
Total from investment operations	3.221	(4.426)	(2.205)
Distributions from net investment income	(.506)	(1.004)	(.995)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.611)	(1.494)	(1.185)
Net asset value, end of period	$ 43.30	$ 40.69	$ 46.61
Total Return B,C,D	7.90%	(9.22)%	(4.55)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.44% A	2.57%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44	$ 55	$ 95
Portfolio turnover rate	26% A	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.473	.881	.920
Net realized and unrealized gain (loss)	2.680	(5.402)	(3.234)
Total from investment operations	3.153	(4.251)	(2.314)
Distributions from net investment income	(.448)	(.909)	(.886)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.553)	(1.399)	(1.076)
Net asset value, end of period	$ 43.29	$ 40.69	$ 46.61
Total Return B,C,D	7.73%	(9.45)%	(4.76)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.19% A	2.32%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 71	$ 95
Portfolio turnover rate	26% A	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.366	.693	.682
Net realized and unrealized gain (loss)	2.686	(5.400)	(3.227)
Total from investment operations	3.052	(4.707)	(2.545)
Distributions from net investment income	(.347)	(.713)	(.685)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.452)	(1.203)	(.875)
Net asset value, end of period	$ 43.27	$ 40.67	$ 46.58
Total Return B,C,D	7.49%	(9.91)%	(5.21)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.69% A	1.82%	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 185	$ 178	$ 297
Portfolio turnover rate	26% A	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.582	1.101	1.117
Net realized and unrealized gain (loss)	2.685	(5.429)	(3.209)
Total from investment operations	3.267	(4.328)	(2.092)
Distributions from net investment income	(.562)	(1.102)	(1.108)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.667)	(1.592)	(1.298)
Net asset value, end of period	$ 43.29	$ 40.69	$ 46.61
Total Return B,C	8.02%	(8.99)%	(4.33)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.69% A	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 441	$ 303	$ 653
Portfolio turnover rate	26% A	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.582	1.074	1.149
Net realized and unrealized gain (loss)	2.685	(5.402)	(3.241)
Total from investment operations	3.267	(4.328)	(2.092)
Distributions from net investment income	(.562)	(1.102)	(1.108)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.667)	(1.592)	(1.298)
Net asset value, end of period	$ 43.29	$ 40.69	$ 46.61
Total Return B,C	8.02%	(8.99)%	(4.33)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.69% A	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44	$ 55	$ 96
Portfolio turnover rate	26% A	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.6
Fidelity Disciplined Equity Fund	5.6	5.9
Fidelity Equity-Income Fund	5.7	5.9
Fidelity Large Cap Core Enhanced Index Fund	9.1	9.4
Fidelity Series 100 Index Fund	6.8	7.0
Fidelity Series Broad Market Opportunities Fund	9.1	9.5
Fidelity Series Small Cap Opportunities Fund	3.6	3.9
	45.4	47.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.9	9.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.8
Fidelity Strategic Income Fund	2.8	2.7
	5.5	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.4
Fidelity Strategic Real Return Fund	5.6	5.4
Fidelity Total Bond Fund	17.3	16.3
	28.6	27.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.8	5.2
Fidelity Short-Term Bond Fund	5.8	5.2
	11.6	10.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.4%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	28.6%
Short-Term Funds	11.6%

Six months ago
Domestic Equity Funds	47.2%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.1%
Short-Term Funds	10.4%

Expected
Domestic Equity Funds	46.2%
International Equity Funds	9.0%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	11.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.3%
	Shares	Value
Domestic Equity Funds - 45.4%
Fidelity Advisor Mid Cap II Fund Institutional Class	3,455	$ 47,918
Fidelity Disciplined Equity Fund	2,439	48,832
Fidelity Equity-Income Fund	1,312	49,758
Fidelity Large Cap Core Enhanced Index Fund	10,582	78,939
Fidelity Series 100 Index Fund	7,752	59,306
Fidelity Series Broad Market Opportunities Fund	9,703	79,368
Fidelity Series Small Cap Opportunities Fund	4,003	31,624
TOTAL DOMESTIC EQUITY FUNDS		395,745
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class	2,709	77,545
TOTAL EQUITY FUNDS (Cost $414,677)		473,290
Fixed-Income Funds - 34.1%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	2,821	24,201
Fidelity Strategic Income Fund	2,232	24,265
TOTAL HIGH YIELD FIXED-INCOME FUNDS		48,466

	Shares	Value
Investment Grade Fixed-Income Funds - 28.6%
Fidelity Government Income Fund	4,754	$ 50,013
Fidelity Strategic Real Return Fund	5,776	48,406
Fidelity Total Bond Fund	14,223	150,906
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		249,325
TOTAL FIXED-INCOME FUNDS (Cost $274,680)		297,791
Short-Term Funds - 11.6%

Fidelity Institutional Money Market Portfolio Institutional Class	50,378	50,378
Fidelity Short-Term Bond Fund	6,087	50,947
TOTAL SHORT-TERM FUNDS (Cost $99,419)		101,325
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $788,776)		$ 872,406
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $9,927 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $154,079 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $788,776) - See accompanying schedule	$ 872,406

Liabilities
Distribution fees payable	95

Net Assets	$ 872,311
Net Assets consist of:
Paid in capital	$ 1,148,611
Undistributed net investment income	276
Accumulated undistributed net realized gain (loss) on investments	(360,206)
Net unrealized appreciation (depreciation) on investments	83,630
Net Assets	$ 872,311

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($192,955 ÷ 4,513.4 shares)	$ 42.75

Maximum offering price per share (100/94.25 of $42.75)	$ 45.36
Class T: Net Asset Value and redemption price per share ($43,680 ÷ 1,021.4 shares)	$ 42.76

Maximum offering price per share (100/96.50 of $42.76)	$ 44.31

Class C: Net Asset Value and offering price per share ($36,474 ÷ 852.6 shares)A	$ 42.78

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($554,978 ÷ 12,979.0 shares)	$ 42.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($44,224 ÷ 1,034.2 shares)	$ 42.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 12,893

Expenses
Distribution fees	$ 578
Independent trustees' compensation	2
Total expenses before reductions	580
Expense reductions	(2)	578
Net investment income (loss)		12,315
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(152,484)
Capital gain distributions from underlying funds	3,533	(148,951)
Change in net unrealized appreciation (depreciation) on underlying funds		229,522
Net gain (loss)		80,571
Net increase (decrease) in net assets resulting from operations		$ 92,886

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,315	$ 26,121
Net realized gain (loss)	(148,951)	(200,914)
Change in net unrealized appreciation (depreciation)	229,522	(11,017)
Net increase (decrease) in net assets resulting from operations	92,886	(185,810)
Distributions to shareholders from net investment income	(12,533)	(25,993)
Distributions to shareholders from net realized gain	(2,138)	(19,364)
Total distributions	(14,671)	(45,357)
Share transactions - net increase (decrease)	(829,430)	436,283
Total increase (decrease) in net assets	(751,215)	205,116

Net Assets
Beginning of period	1,623,526	1,418,410
End of period (including undistributed net investment income of $276 and undistributed net investment income of $494, respectively)	$ 872,311	$ 1,623,526

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.486	.930	1.019
Net realized and unrealized gain (loss)	2.727	(5.570)	(3.322)
Total from investment operations	3.213	(4.640)	(2.303)
Distributions from net investment income	(.568)	(.960)	(.987)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.673)	(1.670)	(1.177)
Net asset value, end of period	$ 42.75	$ 40.21	$ 46.52
Total Return B, C, D	7.98%	(9.66)%	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.27% A	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 193	$ 183	$ 402
Portfolio turnover rate	25% A	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.433	.821	.918
Net realized and unrealized gain (loss)	2.725	(5.548)	(3.339)
Total from investment operations	3.158	(4.727)	(2.421)
Distributions from net investment income	(.513)	(.863)	(.869)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.618)	(1.573)	(1.059)
Net asset value, end of period	$ 42.76	$ 40.22	$ 46.52
Total Return B, C, D	7.84%	(9.88)%	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.02% A	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44	$ 54	$ 95
Portfolio turnover rate	25% A	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.325	.624	.690
Net realized and unrealized gain (loss)	2.730	(5.532)	(3.342)
Total from investment operations	3.055	(4.908)	(2.652)
Distributions from net investment income	(.400)	(.662)	(.648)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.505)	(1.372)	(.838)
Net asset value, end of period	$ 42.78	$ 40.23	$ 46.51
Total Return B, C, D	7.58%	(10.32)%	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.52% A	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36	$ 46	$ 95
Portfolio turnover rate	25% A	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.540	1.014	1.122
Net realized and unrealized gain (loss)	2.726	(5.557)	(3.310)
Total from investment operations	3.266	(4.543)	(2.188)
Distributions from net investment income	(.621)	(1.057)	(1.092)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.726)	(1.767)	(1.282)
Net asset value, end of period	$ 42.76	$ 40.22	$ 46.53
Total Return B, C	8.11%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.52% A	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 555	$ 1,285	$ 731
Portfolio turnover rate	25% A	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.539	1.009	1.147
Net realized and unrealized gain (loss)	2.727	(5.552)	(3.335)
Total from investment operations	3.266	(4.543)	(2.188)
Distributions from net investment income	(.621)	(1.057)	(1.092)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.726)	(1.767)	(1.282)
Net asset value, end of period	$ 42.76	$ 40.22	$ 46.53
Total Return B, C	8.11%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.52% A	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44	$ 55	$ 96
Portfolio turnover rate	25% A	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.7
Fidelity Disciplined Equity Fund	5.7	6.0
Fidelity Equity-Income Fund	5.8	6.1
Fidelity Large Cap Core Enhanced Index Fund	9.2	9.5
Fidelity Series 100 Index Fund	7.0	7.1
Fidelity Series Broad Market Opportunities Fund	9.3	9.7
Fidelity Series Small Cap Opportunities Fund	3.7	4.0
	46.3	48.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.7	10.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	3.0
Fidelity Strategic Income Fund	2.9	2.8
	5.8	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.1
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	16.8	15.8
	27.8	26.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.2	4.6
Fidelity Short-Term Bond Fund	5.2	4.7
	10.4	9.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	46.3%
International Equity Funds	9.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	10.4%

Six months ago
Domestic Equity Funds	48.1%
International Equity Funds	10.6%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	9.3%

Expected
Domestic Equity Funds	47.1%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	10.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 56.0%
	Shares	Value
Domestic Equity Funds - 46.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,831	$ 108,614
Fidelity Disciplined Equity Fund	5,536	110,825
Fidelity Equity-Income Fund	2,976	112,872
Fidelity Large Cap Core Enhanced Index Fund	24,003	179,060
Fidelity Series 100 Index Fund	17,590	134,565
Fidelity Series Broad Market Opportunities Fund	22,000	179,958
Fidelity Series Small Cap Opportunities Fund	9,080	71,734
TOTAL DOMESTIC EQUITY FUNDS		897,628
International Equity Funds - 9.7%
Fidelity Advisor International Discovery Fund Institutional Class	6,597	188,813
TOTAL EQUITY FUNDS (Cost $1,125,957)		1,086,441
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	6,583	56,482
Fidelity Strategic Income Fund	5,213	56,670
TOTAL HIGH YIELD FIXED-INCOME FUNDS		113,152

	Shares	Value
Investment Grade Fixed-Income Funds - 27.8%
Fidelity Government Income Fund	10,306	$ 108,417
Fidelity Strategic Real Return Fund	12,519	104,913
Fidelity Total Bond Fund	30,765	326,418
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		539,748
TOTAL FIXED-INCOME FUNDS (Cost $624,829)		652,900
Short-Term Funds - 10.4%

Fidelity Institutional Money Market Portfolio Institutional Class	100,304	100,304
Fidelity Short-Term Bond Fund	12,117	101,415
TOTAL SHORT-TERM FUNDS (Cost $200,455)		201,719
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,951,241)		$ 1,941,060
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $21,630 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,951,241) - See accompanying schedule	$ 1,941,060

Liabilities
Distribution fees payable	59

Net Assets	$ 1,941,001
Net Assets consist of:
Paid in capital	$ 2,059,931
Undistributed net investment income	654
Accumulated undistributed net realized gain (loss) on investments	(109,403)
Net unrealized appreciation (depreciation) on investments	(10,181)
Net Assets	$ 1,941,001

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($32,802 ÷ 765.6 shares)	$ 42.84

Maximum offering price per share (100/94.25 of $42.84)	$ 45.45
Class T: Net Asset Value and redemption price per share ($43,328 ÷ 1,011.3 shares)	$ 42.84

Maximum offering price per share (100/96.50 of $42.84)	$ 44.39

Class C: Net Asset Value and offering price per share ($33,058 ÷ 771.3 shares)A	$ 42.86

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($1,740,827 ÷ 40,643.6 shares)	$ 42.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($90,986 ÷ 2,124.2 shares)	$ 42.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 25,963

Expenses
Distribution fees	$ 370
Independent trustees' compensation	3
Total expenses before reductions	373
Expense reductions	(3)	370
Net investment income (loss)		25,593
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(49,689)
Capital gain distributions from underlying funds	7,487	(42,202)
Change in net unrealized appreciation (depreciation) on underlying funds		167,219
Net gain (loss)		125,017
Net increase (decrease) in net assets resulting from operations		$ 150,610

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,593	$ 40,311
Net realized gain (loss)	(42,202)	(55,031)
Change in net unrealized appreciation (depreciation)	167,219	(101,047)
Net increase (decrease) in net assets resulting from operations	150,610	(115,767)
Distributions to shareholders from net investment income	(25,489)	(40,128)
Distributions to shareholders from net realized gain	(8,464)	(12,077)
Total distributions	(33,953)	(52,205)
Share transactions - net increase (decrease)	(70,149)	1,087,959
Total increase (decrease) in net assets	46,508	919,987

Net Assets
Beginning of period	1,894,493	974,506
End of period (including undistributed net investment income of $654 and undistributed net investment income of $550, respectively)	$ 1,941,001	$ 1,894,493

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.521	.923	.994
Net realized and unrealized gain (loss)	2.740	(5.753)	(3.438)
Total from investment operations	3.261	(4.830)	(2.444)
Distributions from net investment income	(.522)	(.890)	(.956)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.711)	(1.280)	(1.156)
Net asset value, end of period	$ 42.84	$ 40.29	$ 46.40
Total Return B, C, D	8.08%	(10.20)%	(5.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.26%	.25% A
Expenses net of all reductions	.25% A	.26%	.25% A
Net investment income (loss)	2.43% A	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 63	$ 138
Portfolio turnover rate	18% A	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.466	.828	.875
Net realized and unrealized gain (loss)	2.746	(5.757)	(3.431)
Total from investment operations	3.212	(4.929)	(2.556)
Distributions from net investment income	(.473)	(.791)	(.844)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.662)	(1.181)	(1.044)
Net asset value, end of period	$ 42.84	$ 40.29	$ 46.40
Total Return B, C, D	7.96%	(10.44)%	(5.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.51%	.50% A
Expenses net of all reductions	.50% A	.51%	.50% A
Net investment income (loss)	2.17% A	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43	$ 54	$ 95
Portfolio turnover rate	18% A	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.359	.631	.658
Net realized and unrealized gain (loss)	2.748	(5.740)	(3.448)
Total from investment operations	3.107	(5.109)	(2.790)
Distributions from net investment income	(.358)	(.591)	(.620)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.547)	(.981)	(.820)
Net asset value, end of period	$ 42.86	$ 40.30	$ 46.39
Total Return B, C, D	7.69%	(10.88)%	(5.70)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.01%	1.00% A
Net investment income (loss)	1.67% A	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 41	$ 94
Portfolio turnover rate	18% A	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.573	.988	1.090
Net realized and unrealized gain (loss)	2.748	(5.729)	(3.425)
Total from investment operations	3.321	(4.741)	(2.335)
Distributions from net investment income	(.582)	(.989)	(1.065)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.771)	(1.379)	(1.265)
Net asset value, end of period	$ 42.83	$ 40.28	$ 46.40
Total Return B, C	8.24%	(9.98)%	(4.83)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, H	.01%	.00% A, H
Expenses net of fee waivers, if any	.00% A	.01%	.00% A
Expenses net of all reductions	.00% A	.01%	.00% A
Net investment income (loss)	2.67% A	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,741	$ 1,628	$ 552
Portfolio turnover rate	18% A	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.573	1.002	1.114
Net realized and unrealized gain (loss)	2.748	(5.753)	(3.439)
Total from investment operations	3.321	(4.751)	(2.325)
Distributions from net investment income	(.582)	(.989)	(1.065)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.771)	(1.379)	(1.265)
Net asset value, end of period	$ 42.83	$ 40.28	$ 46.41
Total Return B, C	8.24%	(10.00)%	(4.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, H	.01%	.00% A, H
Expenses net of fee waivers, if any	.00% A	.01%	.00% A
Expenses net of all reductions	.00% A	.01%	.00% A
Net investment income (loss)	2.67% A	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91	$ 108	$ 95
Portfolio turnover rate	18% A	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.9
Fidelity Disciplined Equity Fund	5.8	6.1
Fidelity Equity-Income Fund	6.0	6.2
Fidelity Large Cap Core Enhanced Index Fund	9.4	9.8
Fidelity Series 100 Index Fund	7.1	7.3
Fidelity Series Broad Market Opportunities Fund	9.5	9.9
Fidelity Series Small Cap Opportunities Fund	3.8	4.0
	47.3	49.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.7	11.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.1
Fidelity Strategic Income Fund	3.1	3.0
	6.1	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.0
Fidelity Strategic Real Return Fund	5.3	5.2
Fidelity Total Bond Fund	16.6	15.6
	27.4	25.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.2	3.6
Fidelity Short-Term Bond Fund	4.3	3.7
	8.5	7.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.3%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	8.5%

Six months ago
Domestic Equity Funds	49.2%
International Equity Funds	11.6%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	25.8%
Short-Term Funds	7.3%

Expected
Domestic Equity Funds	48.1%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	8.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.0%
	Shares	Value
Domestic Equity Funds - 47.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	4,507	$ 62,518
Fidelity Disciplined Equity Fund	3,182	63,710
Fidelity Equity-Income Fund	1,712	64,924
Fidelity Large Cap Core Enhanced Index Fund	13,800	102,949
Fidelity Series 100 Index Fund	10,118	77,402
Fidelity Series Broad Market Opportunities Fund	12,654	103,513
Fidelity Series Small Cap Opportunities Fund	5,218	41,223
TOTAL DOMESTIC EQUITY FUNDS		516,239
International Equity Funds - 10.7%
Fidelity Advisor International Discovery Fund Institutional Class	4,058	116,137
TOTAL EQUITY FUNDS (Cost $804,303)		632,376
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	3,891	33,388
Fidelity Strategic Income Fund	3,080	33,475
TOTAL HIGH YIELD FIXED-INCOME FUNDS		66,863

	Shares	Value
Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund	5,700	$ 59,962
Fidelity Strategic Real Return Fund	6,924	58,026
Fidelity Total Bond Fund	17,064	181,046
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		299,034
TOTAL FIXED-INCOME FUNDS (Cost $364,549)		365,897
Short-Term Funds - 8.5%

Fidelity Institutional Money Market Portfolio Institutional Class	46,052	46,052
Fidelity Short-Term Bond Fund	5,564	46,574
TOTAL SHORT-TERM FUNDS (Cost $92,982)		92,626
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,261,834)		$ 1,090,899
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $19,968 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $116,879 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,261,834) - See accompanying schedule		$ 1,090,899
Cash		75
Receivable for fund shares sold		102
Total assets		1,091,076

Liabilities
Payable for investments purchased	$ 98
Distribution fees payable	244
Total liabilities		342

Net Assets		$ 1,090,734
Net Assets consist of:
Paid in capital		$ 1,489,958
Undistributed net investment income		305
Accumulated undistributed net realized gain (loss) on investments		(228,594)
Net unrealized appreciation (depreciation) on investments		(170,935)
Net Assets		$ 1,090,734

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,347 ÷ 1,024.6 shares)		$ 42.31

Maximum offering price per share (100/94.25 of $42.31)		$ 44.89
Class T: Net Asset Value and redemption price per share ($282,313 ÷ 6,675.2 shares)		$ 42.29

Maximum offering price per share (100/96.50 of $42.29)		$ 43.82

Class C: Net Asset Value and offering price per share ($123,317 ÷ 2,914.4 shares)A		$ 42.31

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($587,370 ÷ 13,884.2 shares)		$ 42.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($54,387 ÷ 1,285.6 shares)		$ 42.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 15,493

Expenses
Distribution fees	$ 1,483
Independent trustees' compensation	2
Total expenses before reductions	1,485
Expense reductions	(2)	1,483
Net investment income (loss)		14,010
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(32,242)
Capital gain distributions from underlying funds	4,621	(27,621)
Change in net unrealized appreciation (depreciation) on underlying funds		113,021
Net gain (loss)		85,400
Net increase (decrease) in net assets resulting from operations		$ 99,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,010	$ 30,642
Net realized gain (loss)	(27,621)	(149,761)
Change in net unrealized appreciation (depreciation)	113,021	(138,543)
Net increase (decrease) in net assets resulting from operations	99,410	(257,662)
Distributions to shareholders from net investment income	(13,991)	(30,961)
Distributions to shareholders from net realized gain	(3,949)	(18,420)
Total distributions	(17,940)	(49,381)
Share transactions - net increase (decrease)	(125,428)	(236,442)
Total increase (decrease) in net assets	(43,958)	(543,485)

Net Assets
Beginning of period	1,134,692	1,678,177
End of period (including undistributed net investment income of $305 and undistributed net investment income of $286, respectively)	$ 1,090,734	$ 1,134,692

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.508	.937	.951
Net realized and unrealized gain (loss)	2.773	(6.127)	(3.464)
Total from investment operations	3.281	(5.190)	(2.513)
Distributions from net investment income	(.527)	(.940)	(.897)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.671)	(1.510)	(1.087)
Net asset value, end of period	$ 42.31	$ 39.70	$ 46.40
Total ReturnB,C,D	8.25%	(10.72)%	(5.17)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%A	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%A
Net investment income (loss)	2.40%A	2.52%	2.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43	$ 54	$ 95
Portfolio turnover rate	31%A	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.455	.844	.823
Net realized and unrealized gain (loss)	2.766	(6.122)	(3.449)
Total from investment operations	3.221	(5.278)	(2.626)
Distributions from net investment income	(.477)	(.852)	(.794)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.621)	(1.422)	(.984)
Net asset value, end of period	$ 42.29	$ 39.69	$ 46.39
Total ReturnB,C,D	8.10%	(10.93)%	(5.39)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%A	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%A
Net investment income (loss)	2.15%A	2.28%	1.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 282	$ 265	$ 384
Portfolio turnover rate	31%A	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.349	.655	.609
Net realized and unrealized gain (loss)	2.763	(6.114)	(3.465)
Total from investment operations	3.112	(5.459)	(2.856)
Distributions from net investment income	(.368)	(.651)	(.564)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.512)	(1.221)	(.754)
Net asset value, end of period	$ 42.31	$ 39.71	$ 46.39
Total ReturnB,C,D	7.82%	(11.38)%	(5.82)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%A	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%A
Net investment income (loss)	1.65%A	1.77%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 123	$ 116	$ 94
Portfolio turnover rate	31%A	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008F

Selected Per-Share Data
Net asset value, beginning of period	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.560	1.034	1.043
Net realized and unrealized gain (loss)	2.766	(6.126)	(3.445)
Total from investment operations	3.326	(5.092)	(2.402)
Distributions from net investment income	(.582)	(1.038)	(1.008)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.726)	(1.608)	(1.198)
Net asset value, end of period	$ 42.30	$ 39.70	$ 46.40
Total ReturnB,C	8.36%	(10.48)%	(4.96)%
Ratios to Average Net AssetsE,G
Expenses before reductions H	.00%A	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%A
Net investment income (loss)	2.65%A	2.78%	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 587	$ 632	$ 986
Portfolio turnover rate	31%A	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008F

Selected Per-Share Data
Net asset value, beginning of period	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.561	1.031	1.064
Net realized and unrealized gain (loss)	2.765	(6.123)	(3.466)
Total from investment operations	3.326	(5.092)	(2.402)
Distributions from net investment income	(.582)	(1.038)	(1.008)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.726)	(1.608)	(1.198)
Net asset value, end of period	$ 42.30	$ 39.70	$ 46.40
Total Return B, C	8.36%	(10.48)%	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00%A	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%A
Net investment income (loss)	2.65%A	2.78%	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 67	$ 119
Portfolio turnover rate	31%A	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	6.0
Fidelity Disciplined Equity Fund	6.0	6.2
Fidelity Equity-Income Fund	6.1	6.4
Fidelity Large Cap Core Enhanced Index Fund	9.7	10.0
Fidelity Series 100 Index Fund	7.3	7.5
Fidelity Series Broad Market Opportunities Fund	9.8	10.2
Fidelity Series Small Cap Opportunities Fund	3.9	4.2
	48.7	50.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.7	12.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.3
Fidelity Strategic Income Fund	3.3	3.2
	6.5	6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.0
Fidelity Strategic Real Return Fund	5.3	5.1
Fidelity Total Bond Fund	16.4	15.4
	27.2	25.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.9	2.4
Fidelity Short-Term Bond Fund	3.0	2.4
	5.9	4.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	48.7%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	5.9%

Six months ago
Domestic Equity Funds	50.5%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	25.5%
Short-Term Funds	4.8%

Expected
Domestic Equity Funds	49.3%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	6.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.4%
	Shares	Value
Domestic Equity Funds - 48.7%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,780	$ 135,652
Fidelity Disciplined Equity Fund	6,910	138,348
Fidelity Equity-Income Fund	3,716	140,943
Fidelity Large Cap Core Enhanced Index Fund	29,960	223,499
Fidelity Series 100 Index Fund	21,957	167,973
Fidelity Series Broad Market Opportunities Fund	27,467	224,679
Fidelity Series Small Cap Opportunities Fund	11,332	89,520
TOTAL DOMESTIC EQUITY FUNDS		1,120,614
International Equity Funds - 11.7%
Fidelity Advisor International Discovery Fund Institutional Class	9,404	269,151
TOTAL EQUITY FUNDS (Cost $1,540,560)		1,389,765
Fixed-Income Funds - 33.7%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	8,740	74,989
Fidelity Strategic Income Fund	6,918	75,200
TOTAL HIGH YIELD FIXED-INCOME FUNDS		150,189

	Shares	Value
Investment Grade Fixed-Income Funds - 27.2%
Fidelity Government Income Fund	11,917	$ 125,363
Fidelity Strategic Real Return Fund	14,482	121,361
Fidelity Total Bond Fund	35,646	378,200
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		624,924
TOTAL FIXED-INCOME FUNDS (Cost $763,608)		775,113
Short-Term Funds - 5.9%

Fidelity Institutional Money Market Portfolio Institutional Class	67,214	67,214
Fidelity Short-Term Bond Fund	8,119	67,959
TOTAL SHORT-TERM FUNDS (Cost $134,677)		135,173
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,438,845)		$ 2,300,051
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $2,934 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $2,438,845) - See accompanying schedule		$ 2,300,051
Cash		39
Receivable for fund shares sold		2,000
Total assets		2,302,090

Liabilities
Payable for investments purchased	$ 2,000
Distribution fees payable	82
Total liabilities		2,082

Net Assets		$ 2,300,008
Net Assets consist of:
Paid in capital		$ 2,480,613
Undistributed net investment income		731
Accumulated undistributed net realized gain (loss) on investments		(42,542)
Net unrealized appreciation (depreciation) on investments		(138,794)
Net Assets		$ 2,300,008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($90,680 ÷ 2,181.0 shares)		$ 41.58

Maximum offering price per share (100/94.25 of $41.58)		$ 44.12
Class T: Net Asset Value and redemption price per share ($45,963 ÷ 1,105.3 shares)		$ 41.58

Maximum offering price per share (100/96.50 of $41.58)		$ 43.09

Class C: Net Asset Value and offering price per share ($45,477 ÷ 1,093.9 shares)A		$ 41.57

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($2,071,433 ÷ 49,816.6 shares)		$ 41.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($46,455 ÷ 1,117.3 shares)		$ 41.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 30,855

Expenses
Distribution fees	$ 537
Independent trustees' compensation	3
Total expenses before reductions	540
Expense reductions	(3)	537
Net investment income (loss)		30,318
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(23,513)
Capital gain distributions from underlying funds	9,042	(14,471)
Change in net unrealized appreciation (depreciation) on underlying funds		146,933
Net gain (loss)		132,462
Net increase (decrease) in net assets resulting from operations		$ 162,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,318	$ 34,610
Net realized gain (loss)	(14,471)	(9,486)
Change in net unrealized appreciation (depreciation)	146,933	(188,389)
Net increase (decrease) in net assets resulting from operations	162,780	(163,265)
Distributions to shareholders from net investment income	(29,970)	(34,702)
Distributions to shareholders from net realized gain	(9,084)	(7,442)
Total distributions	(39,054)	(42,144)
Share transactions - net increase (decrease)	725,399	169,425
Total increase (decrease) in net assets	849,125	(35,984)

Net Assets
Beginning of period	1,450,883	1,486,867
End of period (including undistributed net investment income of $731 and undistributed net investment income of $383, respectively)	$ 2,300,008	$ 1,450,883

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.529	.856	.442
Net realized and unrealized gain (loss)	2.766	(6.093)	(4.811)
Total from investment operations	3.295	(5.237)	(4.369)
Distributions from net investment income	(.500)	(.873)	(.371)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.665)	(1.073)	(.371)
Net asset value, end of period	$ 41.58	$ 38.95	$ 45.26
Total Return B, C, D	8.44%	(11.24)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.54% A	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91	$ 115	$ 91
Portfolio turnover rate	17% A	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.476	.791	.373
Net realized and unrealized gain (loss)	2.756	(6.111)	(4.809)
Total from investment operations	3.232	(5.320)	(4.436)
Distributions from net investment income	(.447)	(.780)	(.304)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.612)	(.980)	(.304)
Net asset value, end of period	$ 41.58	$ 38.96	$ 45.26
Total Return B, C, D	8.28%	(11.45)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.29% A	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 57	$ 91
Portfolio turnover rate	17% A	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.373	.611	.233
Net realized and unrealized gain (loss)	2.758	(6.107)	(4.812)
Total from investment operations	3.131	(5.496)	(4.579)
Distributions from net investment income	(.346)	(.594)	(.181)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.511)	(.794)	(.181)
Net asset value, end of period	$ 41.57	$ 38.95	$ 45.24
Total Return B, C, D	8.02%	(11.89)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.79% A	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 57	$ 91
Portfolio turnover rate	17% A	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.581	.965	.502
Net realized and unrealized gain (loss)	2.760	(6.112)	(4.795)
Total from investment operations	3.341	(5.147)	(4.293)
Distributions from net investment income	(.556)	(.963)	(.437)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.721)	(1.163)	(.437)
Net asset value, end of period	$ 41.58	$ 38.96	$ 45.27
Total Return B, C	8.56%	(11.02)%	(8.61)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.79% A	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,071	$ 1,165	$ 1,122
Portfolio turnover rate	17% A	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.582	.974	.511
Net realized and unrealized gain (loss)	2.759	(6.111)	(4.814)
Total from investment operations	3.341	(5.137)	(4.303)
Distributions from net investment income	(.556)	(.963)	(.437)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.721)	(1.163)	(.437)
Net asset value, end of period	$ 41.58	$ 38.96	$ 45.26
Total Return B, C	8.56%	(11.00)%	(8.63)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.79% A	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 58	$ 91
Portfolio turnover rate	17% A	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.2
Fidelity Disciplined Equity Fund	6.2	6.3
Fidelity Equity-Income Fund	6.2	6.5
Fidelity Large Cap Core Enhanced Index Fund	10.0	10.2
Fidelity Series 100 Index Fund	7.5	7.6
Fidelity Series Broad Market Opportunities Fund	10.0	10.4
Fidelity Series Small Cap Opportunities Fund	4.0	4.3
	49.9	51.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.3	13.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.4	3.5
Fidelity Strategic Income Fund	3.4	3.3
	6.8	6.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	4.9
Fidelity Strategic Real Return Fund	5.3	5.1
Fidelity Total Bond Fund	16.4	15.2
	27.1	25.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.9	1.6
Fidelity Short-Term Bond Fund	2.0	1.7
	3.9	3.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	49.9%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	27.1%
Short-Term Funds	3.9%

Six months ago
Domestic Equity Funds	51.5%
International Equity Funds	13.2%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	25.2%
Short-Term Funds	3.3%

Expected
Domestic Equity Funds	50.6%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	4.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 62.2%
	Shares	Value
Domestic Equity Funds - 49.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,491	$ 103,900
Fidelity Disciplined Equity Fund	5,288	105,866
Fidelity Equity-Income Fund	2,835	107,515
Fidelity Large Cap Core Enhanced Index Fund	22,959	171,271
Fidelity Series 100 Index Fund	16,809	128,586
Fidelity Series Broad Market Opportunities Fund	20,993	171,723
Fidelity Series Small Cap Opportunities Fund	8,661	68,418
TOTAL DOMESTIC EQUITY FUNDS		857,279
International Equity Funds - 12.3%
Fidelity Advisor International Discovery Fund Institutional Class	7,377	211,141
TOTAL EQUITY FUNDS (Cost $1,175,695)		1,068,420
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 6.8%
Fidelity Capital & Income Fund	6,846	58,738
Fidelity Strategic Income Fund	5,441	59,140
TOTAL HIGH YIELD FIXED-INCOME FUNDS		117,878

	Shares	Value
Investment Grade Fixed-Income Funds - 27.1%
Fidelity Government Income Fund	8,897	$ 93,597
Fidelity Strategic Real Return Fund	10,814	90,620
Fidelity Total Bond Fund	26,522	281,402
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		465,619
TOTAL FIXED-INCOME FUNDS (Cost $584,709)		583,497
Short-Term Funds - 3.9%

Fidelity Institutional Money Market Portfolio Institutional Class	33,145	33,145
Fidelity Short-Term Bond Fund	3,996	33,445
TOTAL SHORT-TERM FUNDS (Cost $66,697)		66,590
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,827,101)		$ 1,718,507
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $763 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $119,954 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,827,101) - See accompanying schedule		$ 1,718,507
Cash		39
Receivable for fund shares sold		219
Total assets		1,718,765

Liabilities
Payable for investments purchased	$ 215
Distribution fees payable	107
Total liabilities		322

Net Assets		$ 1,718,443
Net Assets consist of:
Paid in capital		$ 1,991,099
Undistributed net investment income		548
Accumulated undistributed net realized gain (loss) on investments		(164,610)
Net unrealized appreciation (depreciation) on investments		(108,594)
Net Assets		$ 1,718,443

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,265 ÷ 1,690.3 shares)		$ 41.57

Maximum offering price per share (100/94.25 of $41.57)		$ 44.11
Class T: Net Asset Value and redemption price per share ($110,830 ÷ 2,665.7 shares)		$ 41.58

Maximum offering price per share (100/96.50 of $41.58)		$ 43.09

Class C: Net Asset Value and offering price per share ($45,450 ÷ 1,093.0 shares)A		$ 41.58

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($1,415,589 ÷ 34,051.6 shares)		$ 41.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($76,309 ÷ 1,835.5 shares)		$ 41.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 14,094

Expenses
Distribution fees	$ 607
Independent trustees' compensation	1
Total expenses before reductions	608
Expense reductions	(1)	607
Net investment income (loss)		13,487
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(27,898)
Capital gain distributions from underlying funds	3,959	(23,939)
Change in net unrealized appreciation (depreciation) on underlying funds		29,038
Net gain (loss)		5,099
Net increase (decrease) in net assets resulting from operations		$ 18,586

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,487	$ 21,563
Net realized gain (loss)	(23,939)	(132,977)
Change in net unrealized appreciation (depreciation)	29,038	(60,943)
Net increase (decrease) in net assets resulting from operations	18,586	(172,357)
Distributions to shareholders from net investment income	(13,167)	(21,734)
Distributions to shareholders from net realized gain	(2,906)	(5,513)
Total distributions	(16,073)	(27,247)
Share transactions - net increase (decrease)	1,058,994	(147,189)
Total increase (decrease) in net assets	1,061,507	(346,793)

Net Assets
Beginning of period	656,936	1,003,729
End of period (including undistributed net investment income of $548 and undistributed net investment income of $228, respectively)	$ 1,718,443	$ 656,936

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.638	.933	.442
Net realized and unrealized gain (loss)	2.693	(6.238)	(4.814)
Total from investment operations	3.331	(5.305)	(4.372)
Distributions from net investment income	(.491)	(.885)	(.398)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.591)	(1.095)	(.398)
Net asset value, end of period	$ 41.57	$ 38.83	$ 45.23
Total Return B, C, D	8.56%	(11.41)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	3.06% A	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70	$ 57	$ 91
Portfolio turnover rate	51% A	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.586	.836	.371
Net realized and unrealized gain (loss)	2.692	(6.227)	(4.809)
Total from investment operations	3.278	(5.391)	(4.438)
Distributions from net investment income	(.438)	(.789)	(.332)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.538)	(.999)	(.332)
Net asset value, end of period	$ 41.58	$ 38.84	$ 45.23
Total Return B, C, D	8.42%	(11.62)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.82% A	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 102	$ 132
Portfolio turnover rate	51% A	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.482	.664	.234
Net realized and unrealized gain (loss)	2.689	(6.229)	(4.816)
Total from investment operations	3.171	(5.565)	(4.582)
Distributions from net investment income	(.331)	(.605)	(.198)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.431)	(.815)	(.198)
Net asset value, end of period	$ 41.58	$ 38.84	$ 45.22
Total Return B, C, D	8.14%	(12.06)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	2.31% A	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 57	$ 91
Portfolio turnover rate	51% A	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.688	1.015	.504
Net realized and unrealized gain (loss)	2.694	(6.231)	(4.810)
Total from investment operations	3.382	(5.216)	(4.306)
Distributions from net investment income	(.542)	(.974)	(.464)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.642)	(1.184)	(.464)
Net asset value, end of period	$ 41.57	$ 38.83	$ 45.23
Total Return B, C	8.69%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	3.32% A	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,416	$ 384	$ 598
Portfolio turnover rate	51% A	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.691	1.022	.512
Net realized and unrealized gain (loss)	2.691	(6.238)	(4.818)
Total from investment operations	3.382	(5.216)	(4.306)
Distributions from net investment income	(.542)	(.974)	(.464)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.642)	(1.184)	(.464)
Net asset value, end of period	$ 41.57	$ 38.83	$ 45.23
Total Return B, C	8.69%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	3.32% A	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76	$ 57	$ 91
Portfolio turnover rate	51% A	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.2
Fidelity Disciplined Equity Fund	6.3	6.5
Fidelity Equity-Income Fund	6.4	6.6
Fidelity Large Cap Core Enhanced Index Fund	10.1	10.3
Fidelity Series 100 Index Fund	7.6	7.7
Fidelity Series Broad Market Opportunities Fund	10.1	10.6
Fidelity Series Small Cap Opportunities Fund	4.0	4.3
	50.6	52.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.5	13.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.5	3.6
Fidelity Strategic Income Fund	3.6	3.4
	7.1	7.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	4.9
Fidelity Strategic Real Return Fund	5.3	5.1
Fidelity Total Bond Fund	16.3	15.2
	27.0	25.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.4	1.1
Fidelity Short-Term Bond Fund	1.4	1.2
	2.8	2.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.6%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	7.1%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	2.8%

Six months ago
Domestic Equity Funds	52.2%
International Equity Funds	13.3%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	25.2%
Short-Term Funds	2.3%

Expected
Domestic Equity Funds	51.4%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.1%
	Shares	Value
Domestic Equity Funds - 50.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	13,577	$ 188,315
Fidelity Disciplined Equity Fund	9,598	192,157
Fidelity Equity-Income Fund	5,160	195,702
Fidelity Large Cap Core Enhanced Index Fund	41,614	310,441
Fidelity Series 100 Index Fund	30,507	233,379
Fidelity Series Broad Market Opportunities Fund	38,141	311,994
Fidelity Series Small Cap Opportunities Fund	15,743	124,371
TOTAL DOMESTIC EQUITY FUNDS		1,556,359
International Equity Funds - 12.5%
Fidelity Advisor International Discovery Fund Institutional Class	13,449	384,897
TOTAL EQUITY FUNDS (Cost $2,065,026)		1,941,256
Fixed-Income Funds - 34.1%

High Yield Fixed-Income Funds - 7.1%
Fidelity Capital & Income Fund	12,696	108,933
Fidelity Strategic Income Fund	10,050	109,246
TOTAL HIGH YIELD FIXED-INCOME FUNDS		218,179

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund	15,821	$ 166,433
Fidelity Strategic Real Return Fund	19,238	161,215
Fidelity Total Bond Fund	47,346	502,339
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		829,987
TOTAL FIXED-INCOME FUNDS (Cost $1,011,585)		1,048,166
Short-Term Funds - 2.8%

Fidelity Institutional Money Market Portfolio Institutional Class	42,279	42,279
Fidelity Short-Term Bond Fund	5,106	42,739
TOTAL SHORT-TERM FUNDS (Cost $84,638)		85,018
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,161,249)		$ 3,074,440
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $2,106 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $17,530 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $3,161,249) - See accompanying schedule	$ 3,074,440
Cash	39
Total assets	3,074,479

Liabilities
Distribution fees payable	78

Net Assets	$ 3,074,401
Net Assets consist of:
Paid in capital	$ 3,221,475
Undistributed net investment income	988
Accumulated undistributed net realized gain (loss) on investments	(61,253)
Net unrealized appreciation (depreciation) on investments	(86,809)
Net Assets	$ 3,074,401

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($60,244 ÷ 1,449.1 shares)	$ 41.57

Maximum offering price per share (100/94.25 of $41.57)	$ 44.11
Class T: Net Asset Value and redemption price per share ($45,927 ÷ 1,104.5 shares)	$ 41.58

Maximum offering price per share (100/96.50 of $41.58)	$ 43.09

Class C: Net Asset Value and offering price per share ($45,444 ÷ 1,092.9 shares)A	$ 41.58

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($2,876,362 ÷ 69,179.6 shares)	$ 41.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($46,424 ÷ 1,116.6 shares)	$ 41.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 37,511

Expenses
Distribution fees	$ 507
Independent trustees' compensation	4
Total expenses before reductions	511
Expense reductions	(4)	507
Net investment income (loss)		37,004
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	159
Capital gain distributions from underlying funds	10,416	10,575
Change in net unrealized appreciation (depreciation) on underlying funds		104,535
Net gain (loss)		115,110
Net increase (decrease) in net assets resulting from operations		$ 152,114

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,004	$ 34,494
Net realized gain (loss)	10,575	(57,391)
Change in net unrealized appreciation (depreciation)	104,535	(80,331)
Net increase (decrease) in net assets resulting from operations	152,114	(103,228)
Distributions to shareholders from net investment income	(36,532)	(34,488)
Distributions to shareholders from net realized gain	(7,508)	(6,906)
Total distributions	(44,040)	(41,394)
Share transactions - net increase (decrease)	1,312,447	465,174
Total increase (decrease) in net assets	1,420,521	320,552

Net Assets
Beginning of period	1,653,880	1,333,328
End of period (including undistributed net investment income of $988 and undistributed net investment income of $516, respectively)	$ 3,074,401	$ 1,653,880

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.594	.819	.425
Net realized and unrealized gain (loss)	2.759	(6.123)	(4.836)
Total from investment operations	3.353	(5.304)	(4.411)
Distributions from net investment income	(.508)	(.866)	(.389)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.613)	(1.066)	(.389)
Net asset value, end of period	$ 41.57	$ 38.83	$ 45.20
Total Return B, C, D	8.61%	(11.40)%	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.85% A	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60	$ 88	$ 91
Portfolio turnover rate	19% A	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended (Unaudited)

Years ended July 31,

2010

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.541	.739	.365
Net realized and unrealized gain (loss)	2.764	(6.128)	(4.852)
Total from investment operations	3.305	(5.389)	(4.487)
Distributions from net investment income	(.450)	(.771)	(.323)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.555)	(.971)	(.323)
Net asset value, end of period	$ 41.58	$ 38.83	$ 45.19
Total Return B, C, D	8.49%	(11.62)%	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.59% A	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 57	$ 91
Portfolio turnover rate	19% A	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended (Unaudited)

Years ended July 31,

2010

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.437	.560	.226
Net realized and unrealized gain (loss)	2.756	(6.123)	(4.846)
Total from investment operations	3.193	(5.563)	(4.620)
Distributions from net investment income	(.348)	(.587)	(.190)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.453)	(.787)	(.190)
Net asset value, end of period	$ 41.58	$ 38.84	$ 45.19
Total Return B, C, D	8.19%	(12.05)%	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	2.10% A	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 56	$ 91
Portfolio turnover rate	19% A	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.645	.900	.496
Net realized and unrealized gain (loss)	2.769	(6.114)	(4.840)
Total from investment operations	3.414	(5.214)	(4.344)
Distributions from net investment income	(.559)	(.956)	(.456)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.664)	(1.156)	(.456)
Net asset value, end of period	$ 41.58	$ 38.83	$ 45.20
Total Return B, C	8.77%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	3.10% A	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,876	$ 1,395	$ 969
Portfolio turnover rate	19% A	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.645	.918	.504
Net realized and unrealized gain (loss)	2.769	(6.132)	(4.848)
Total from investment operations	3.414	(5.214)	(4.344)
Distributions from net investment income	(.559)	(.956)	(.456)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.664)	(1.156)	(.456)
Net asset value, end of period	$ 41.58	$ 38.83	$ 45.20
Total Return B, C	8.77%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	3.10% A	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 57	$ 91
Portfolio turnover rate	19% A	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR) and its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 10,977,970	$ 171,876	$ (824,169)	$ (652,293)
Fidelity Income Replacement 2018 Fund	5,681,742	49,745	(608,370)	(558,625)
Fidelity Income Replacement 2020 Fund	3,333,039	89,394	(244,252)	(154,858)
Fidelity Income Replacement 2022 Fund	3,061,944	25,055	(401,915)	(376,860)
Fidelity Income Replacement 2024 Fund	1,851,694	21,345	(183,631)	(162,286)
Fidelity Income Replacement 2026 Fund	706,001	5,108	(101,821)	(96,713)
Fidelity Income Replacement 2028 Fund	7,510,058	77,943	(849,733)	(771,790)
Fidelity Income Replacement 2030 Fund	878,362	8,711	(115,486)	(106,775)
Fidelity Income Replacement 2032 Fund	789,144	83,739	(477)	83,262
Fidelity Income Replacement 2034 Fund	2,005,749	89,554	(154,243)	(64,689)
Fidelity Income Replacement 2036 Fund	1,276,809	15,590	(201,500)	(185,910)
Fidelity Income Replacement 2038 Fund	2,466,824	59,775	(226,548)	(166,773)
Fidelity Income Replacement 2040 Fund	1,838,780	12,264	(132,537)	(120,273)
Fidelity Income Replacement 2042 Fund	3,205,484	121,489	(252,533)	(131,044)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	3,026,914	2,224,302
Fidelity Income Replacement 2018 Fund	747,311	680,051
Fidelity Income Replacement 2020 Fund	877,978	450,030
Fidelity Income Replacement 2022 Fund	521,591	829,081
Fidelity Income Replacement 2024 Fund	506,482	211,233
Fidelity Income Replacement 2026 Fund	210,619	367,365
Fidelity Income Replacement 2028 Fund	702,462	721,788
Fidelity Income Replacement 2030 Fund	162,295	93,057
Fidelity Income Replacement 2032 Fund	125,634	953,895
Fidelity Income Replacement 2034 Fund	170,690	241,799
Fidelity Income Replacement 2036 Fund	177,481	301,064
Fidelity Income Replacement 2038 Fund	916,466	185,738
Fidelity Income Replacement 2040 Fund	1,281,277	220,906
Fidelity Income Replacement 2042 Fund	1,542,512	226,685

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 3,203	$ -
Class T	.25%	.25%	1,528	764
Class C	.75%	.25%	6,335	848
			$ 11,066	$ 1,612
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,079	$ -
Class T	.25%	.25%	208	104
Class C	.75%	.25%	691	78
			$ 1,978	$ 182
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 730	$ -
Class T	.25%	.25%	454	227
Class C	.75%	.25%	1,244	185
			$ 2,428	$ 412
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 65	$ 4
Class T	.25%	.25%	272	136
Class C	.75%	.25%	318	207
			$ 655	$ 347
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 375	$ 4
Class T	.25%	.25%	178	157
Class C	.75%	.25%	787	46
			$ 1,340	$ 207
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 80	$ 49
Class T	.25%	.25%	180	126
Class C	.75%	.25%	964	33
			$ 1,224	$ 208
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 433	$ 3
Class T	.25%	.25%	822	411
Class C	.75%	.25%	393	138
			$ 1,648	$ 552
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 64	$ 64
Class T	.25%	.25%	168	98
Class C	.75%	.25%	931	34
			$ 1,163	$ 196
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 241	$ 5
Class T	.25%	.25%	126	126
Class C	.75%	.25%	211	211
			$ 578	$ 342
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 51	$ 47
Class T	.25%	.25%	125	125
Class C	.75%	.25%	194	194
			$ 370	$ 366

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 63	$ 63
Class T	.25%	.25%	706	353
Class C	.75%	.25%	714	303
			$ 1,483	$ 719
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 135	$ 26
Class T	.25%	.25%	136	136
Class C	.75%	.25%	266	266
			$ 537	$ 428
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 75	$ 67
Class T	.25%	.25%	266	133
Class C	.75%	.25%	266	266
			$ 607	$ 466
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 105	$ 46
Class T	.25%	.25%	136	136
Class C	.75%	.25%	266	266
			$ 507	$ 448

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Income Replacement 2016 Fund
Class A	$ 2,702
Class C*	7
$ 2,709
Fidelity Income Replacement 2020 Fund
Class A	$ 1,103
Fidelity Income Replacement 2022 Fund
Class T	$ 252
Fidelity Income Replacement 2028 Fund
Class A	$ 560
Fidelity Income Replacement 2036 Fund
Class T	$ 8
Fidelity Income Replacement 2040 Fund
Class T	$ 1

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded 0.00% of average net assets plus distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Semiannual Report

5. Expense Reductions - continued

Reimbursement from adviser*

Fidelity Income Replacement 2016 Fund	$ 17
Fidelity Income Replacement 2018 Fund	9
Fidelity Income Replacement 2020 Fund	5
Fidelity Income Replacement 2022 Fund	5
Fidelity Income Replacement 2024 Fund	3
Fidelity Income Replacement 2026 Fund	1
Fidelity Income Replacement 2028 Fund	12
Fidelity Income Replacement 2030 Fund	1
Fidelity Income Replacement 2032 Fund	2
Fidelity Income Replacement 2034 Fund	3
Fidelity Income Replacement 2036 Fund	2
Fidelity Income Replacement 2038 Fund	3
Fidelity Income Replacement 2040 Fund	1
Fidelity Income Replacement 2042 Fund	4

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 29,402	$ 64,996
Class T	6,649	13,059
Class C	9,659	23,516
Income Replacement 2016	68,401	120,145
Institutional Class	1,415	4,162
Total	$ 115,526	$ 225,878
From net realized gain
Class A	$ 6,094	$ 24,263
Class T	1,771	5,452
Class C	3,226	11,304
Income Replacement 2016	14,426	39,690
Institutional Class	316	1,537
Total	$ 25,833	$ 82,246
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 10,357	$ 25,445
Class T	843	2,885
Class C	1,171	5,424
Income Replacement 2018	48,221	104,750
Institutional Class	4,531	9,966
Total	$ 65,123	$ 148,470
From net realized gain
Class A	$ 2,282	$ 10,758
Class T	200	1,409
Class C	353	3,429
Income Replacement 2018	9,798	35,565
Institutional Class	910	4,078
Total	$ 13,543	$ 55,239

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2010	Year ended July 31, 2009
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 7,248	$ 13,087
Class T	1,945	3,877
Class C	2,118	5,425
Income Replacement 2020	23,445	39,603
Institutional Class	1,422	3,393
Total	$ 36,178	$ 65,385
From net realized gain
Class A	$ 1,618	$ 5,098
Class T	468	1,321
Class C	667	3,119
Income Replacement 2020	4,645	11,604
Institutional Class	316	1,146
Total	$ 7,714	$ 22,288
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 504	$ 5,300
Class T	1,001	3,427
Class C	485	1,690
Income Replacement 2022	34,112	81,861
Institutional Class	2,216	5,969
Total	$ 38,318	$ 98,247
From net realized gain
Class A	$ 290	$ 2,337
Class T	657	1,564
Class C	426	977
Income Replacement 2022	17,200	29,812
Institutional Class	1,161	2,269
Total	$ 19,734	$ 36,959
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 3,542	$ 9,175
Class T	754	1,846
Class C	1,279	3,453
Income Replacement 2024	14,519	17,715
Institutional Class	653	2,023
Total	$ 20,747	$ 34,212
From net realized gain
Class A	$ 733	$ 4,699
Class T	173	988
Class C	389	2,338
Income Replacement 2024	2,820	6,835
Institutional Class	118	895
Total	$ 4,233	$ 15,755
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 745	$ 2,472
Class T	1,055	1,680
Class C	1,663	5,839
Income Replacement 2026	4,326	15,238
Institutional Class	671	2,042
Total	$ 8,460	$ 27,271

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2010	Year ended July 31, 2009
Fidelity Income Replacement 2026 Fund - continued
From net realized gain
Class A	$ 145	$ 1,669
Class T	294	1,215
Class C	484	6,011
Income Replacement 2026	782	9,322
Institutional Class	118	1,222
Total	$ 1,823	$ 19,439
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 4,228	$ 7,036
Class T	3,558	10,490
Class C	575	1,920
Income Replacement 2028	79,414	159,584
Institutional Class	649	1,935
Total	$ 88,424	$ 180,965
From net realized gain
Class A	$ 885	$ 2,309
Class T	821	4,208
Class C	172	956
Income Replacement 2028	14,970	50,815
Institutional Class	117	613
Total	$ 16,965	$ 58,901
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 562	$ 1,826
Class T	638	2,181
Class C	1,486	4,007
Income Replacement 2030	5,152	9,588
Institutional Class	630	2,004
Total	$ 8,468	$ 19,606
From net realized gain
Class A	$ 112	$ 969
Class T	143	1,279
Class C	448	2,976
Income Replacement 2030	1,042	6,383
Institutional Class	112	971
Total	$ 1,857	$ 12,578
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 2,547	$ 5,830
Class T	574	1,577
Class C	371	1,677
Income Replacement 2032	8,335	14,978
Institutional Class	706	1,931
Total	$ 12,533	$ 25,993
From net realized gain
Class A	$ 469	$ 5,178
Class T	112	1,391
Class C	93	1,714
Income Replacement 2032	1,351	9,682
Institutional Class	113	1,399
Total	$ 2,138	$ 19,364

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2010	Year ended July 31, 2009
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 433	$ 2,251
Class T	517	1,418
Class C	295	1,455
Income Replacement 2034	22,960	31,575
Institutional Class	1,284	3,429
Total	$ 25,489	$ 40,128
From net realized gain
Class A	$ 165	$ 1,141
Class T	218	784
Class C	166	832
Income Replacement 2034	7,479	7,750
Institutional Class	436	1,570
Total	$ 8,464	$ 12,077
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 584	$ 1,703
Class T	3,181	6,519
Class C	1,152	1,518
Income Replacement 2036	8,262	18,876
Institutional Class	812	2,345
Total	$ 13,991	$ 30,961
From net realized gain
Class A	$ 162	$ 1,055
Class T	958	4,384
Class C	467	1,352
Income Replacement 2036	2,158	10,310
Institutional Class	204	1,319
Total	$ 3,949	$ 18,420
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,183	$ 3,215
Class T	529	1,494
Class C	400	1,148
Income Replacement 2038	27,187	27,005
Institutional Class	671	1,840
Total	$ 29,970	$ 34,702
From net realized gain
Class A	$ 413	$ 829
Class T	207	405
Class C	205	403
Income Replacement 2038	8,050	5,398
Institutional Class	209	407
Total	$ 9,084	$ 7,442
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 787	$ 1,692
Class T	1,165	2,887
Class C	387	1,166
Income Replacement 2040	9,826	14,129
Institutional Class	1,002	1,860
Total	$ 13,167	$ 21,734

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2010	Year ended July 31, 2009
Fidelity Income Replacement 2040 Fund - continued
From net realized gain
Class A	$ 175	$ 426
Class T	277	857
Class C	114	423
Income Replacement 2040	2,149	3,380
Institutional Class	191	427
Total	$ 2,906	$ 5,513
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 1,131	$ 1,924
Class T	533	1,476
Class C	402	1,133
Income Replacement 2042	33,790	28,129
Institutional Class	676	1,826
Total	$ 36,532	$ 34,488
From net realized gain
Class A	$ 247	$ 406
Class T	121	405
Class C	120	403
Income Replacement 2042	6,898	5,285
Institutional Class	122	407
Total	$ 7,508	$ 6,906

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	7,561	31,711	$ 347,353	$ 1,291,227
Reinvestment of distributions	643	1,989	29,495	80,381
Shares redeemed	(15,244)	(20,490)	(699,594)	(845,838)
Net increase (decrease)	(7,040)	13,210	$ (322,746)	$ 525,770
Class T
Shares sold	5,919	1,081	$ 272,722	$ 42,944
Reinvestment of distributions	142	313	6,533	12,671
Shares redeemed	(2,755)	(4,053)	(126,878)	(159,347)
Net increase (decrease)	3,306	(2,659)	$ 152,377	$ (103,732)
Class C
Shares sold	3,012	6,292	$ 133,552	$ 280,020
Reinvestment of distributions	213	723	9,774	29,353
Shares redeemed	(3,261)	(13,580)	(149,386)	(548,602)
Net increase (decrease)	(36)	(6,565)	$ (6,060)	$ (239,229)
Income Replacement 2016
Shares sold	42,483	42,278	$ 1,948,353	$ 1,746,937
Reinvestment of distributions	526	1,351	24,270	53,971
Shares redeemed	(22,347)	(37,313)	(1,016,447)	(1,533,670)
Net increase (decrease)	20,662	6,316	$ 956,176	$ 267,238

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2016 - continued
Institutional Class
Shares sold	694	-	$ 32,114	$ -
Reinvestment of distributions	10	66	465	2,681
Shares redeemed	(678)	(1,419)	(30,941)	(56,583)
Net increase (decrease)	26	(1,353)	$ 1,638	$ (53,902)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	-	2,936	$ -	$ 139,389
Reinvestment of distributions	166	594	7,527	23,304
Shares redeemed	(724)	(7,397)	(32,517)	(281,291)
Net increase (decrease)	(558)	(3,867)	$ (24,990)	$ (118,598)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	91	757	3,587
Shares redeemed	(549)	(1,202)	(24,675)	(46,512)
Net increase (decrease)	(532)	(1,111)	$ (23,918)	$ (42,925)
Class C
Shares sold	1,627	1,413	$ 75,000	$ 66,000
Reinvestment of distributions	19	121	867	4,693
Shares redeemed	(145)	(6,175)	(6,492)	(246,736)
Net increase (decrease)	1,501	(4,641)	$ 69,375	$ (176,043)
Income Replacement 2018
Shares sold	8,092	31,145	$ 361,330	$ 1,287,530
Reinvestment of distributions	238	1,066	10,905	41,156
Shares redeemed	(7,577)	(60,855)	(333,787)	(2,414,434)
Net increase (decrease)	753	(28,644)	$ 38,448	$ (1,085,748)
Institutional Class
Shares sold	-	6,412	$ -	$ 300,000
Reinvestment of distributions	5	48	241	1,922
Shares redeemed	(51)	(3,355)	(2,250)	(140,821)
Net increase (decrease)	(46)	3,105	$ (2,009)	$ 161,101
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	3,170	5,712	$ 141,970	$ 220,301
Reinvestment of distributions	111	235	5,022	9,064
Shares redeemed	(629)	(4,744)	(28,163)	(174,944)
Net increase (decrease)	2,652	1,203	$ 118,829	$ 54,421
Class T
Shares sold	-	3,129	$ -	$ 117,854
Reinvestment of distributions	54	134	2,413	5,198
Shares redeemed	-	(3,188)	-	(116,592)
Net increase (decrease)	54	75	$ 2,413	$ 6,460
Class C
Shares sold	558	4,926	$ 24,985	$ 220,984
Reinvestment of distributions	54	165	2,454	6,431
Shares redeemed	-	(5,708)	-	(212,347)
Net increase (decrease)	612	(617)	$ 27,439	$ 15,068
Income Replacement 2020
Shares sold	11,595	30,891	$ 521,891	$ 1,305,179
Reinvestment of distributions	161	492	7,278	19,005
Shares redeemed	(6,151)	(19,152)	(273,219)	(808,457)
Net increase (decrease)	5,605	12,231	$ 255,950	$ 515,727

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2020 - continued
Institutional Class
Shares sold	996	-	$ 45,000	$ -
Reinvestment of distributions	17	63	756	2,457
Shares redeemed	(627)	(1,274)	(27,970)	(48,199)
Net increase (decrease)	386	(1,211)	$ 17,786	$ (45,742)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	77	328	2,949
Shares redeemed	(1,971)	(3,298)	(83,157)	(120,531)
Net increase (decrease)	(1,964)	(3,221)	$ (82,829)	$ (117,582)
Class T
Shares sold	1,105	76	$ 48,498	$ 3,458
Reinvestment of distributions	28	130	1,229	4,991
Shares redeemed	(2,006)	(1,511)	(89,188)	(56,298)
Net increase (decrease)	(873)	(1,305)	$ (39,461)	$ (47,849)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	54	586	2,085
Shares redeemed	(425)	(953)	(18,766)	(35,652)
Net increase (decrease)	(412)	(899)	$ (18,180)	$ (33,567)
Income Replacement 2022
Shares sold	8,443	5,083	$ 364,066	$ 194,196
Reinvestment of distributions	446	834	19,672	32,170
Shares redeemed	(8,416)	(48,851)	(372,152)	(1,860,055)
Net increase (decrease)	473	(42,934)	$ 11,586	$ (1,633,689)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	56	124	2,170
Shares redeemed	(3,836)	(1,970)	(171,692)	(72,714)
Net increase (decrease)	(3,833)	(1,914)	$ (171,568)	$ (70,544)
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	-	4,906	$ -	$ 215,614
Reinvestment of distributions	80	327	3,553	12,248
Shares redeemed	(345)	(4,404)	(15,276)	(158,200)
Net increase (decrease)	(265)	829	$ (11,723)	$ 69,662
Class T
Shares sold	295	-	$ 13,015	$ -
Reinvestment of distributions	21	76	927	2,834
Shares redeemed	(470)	(456)	(20,683)	(17,393)
Net increase (decrease)	(154)	(380)	$ (6,741)	$ (14,559)
Class C
Shares sold	-	580	$ -	$ 25,192
Reinvestment of distributions	16	91	719	3,347
Shares redeemed	(31)	(2,078)	(1,097)	(76,555)
Net increase (decrease)	(15)	(1,407)	$ (378)	$ (48,016)
Income Replacement 2024
Shares sold	8,650	13,806	$ 372,106	$ 554,022
Reinvestment of distributions	131	289	5,874	10,721
Shares redeemed	(1,167)	(11,244)	(51,830)	(417,589)
Net increase (decrease)	7,614	2,851	$ 326,150	$ 147,154

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2024 - continued
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	78	771	2,918
Shares redeemed	(352)	(769)	(15,457)	(28,292)
Net increase (decrease)	(335)	(691)	$ (14,686)	$ (25,374)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	20	107	890	4,141
Shares redeemed	(433)	(1,237)	(18,817)	(44,238)
Net increase (decrease)	(413)	(1,130)	$ (17,927)	$ (40,097)
Class T
Shares sold	1,607	-	$ 70,758	$ -
Reinvestment of distributions	30	75	1,349	2,895
Shares redeemed	(429)	(766)	(18,673)	(27,732)
Net increase (decrease)	1,208	(691)	$ 53,434	$ (24,837)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	49	305	2,147	11,850
Shares redeemed	(125)	(6,213)	(5,473)	(212,409)
Net increase (decrease)	(76)	(5,908)	$ (3,326)	$ (200,559)
Income Replacement 2026
Shares sold	2,176	2,618	$ 97,678	$ 94,000
Reinvestment of distributions	103	498	4,546	19,354
Shares redeemed	(6,237)	(11,158)	(277,666)	(396,480)
Net increase (decrease)	(3,958)	(8,042)	$ (175,442)	$ (283,126)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	18	84	789	3,263
Shares redeemed	(353)	(772)	(15,326)	(27,938)
Net increase (decrease)	(335)	(688)	$ (14,537)	$ (24,675)
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	1,688	902	$ 71,316	$ 30,470
Reinvestment of distributions	115	251	5,113	9,345
Shares redeemed	(469)	(2,317)	(20,739)	(82,255)
Net increase (decrease)	1,334	(1,164)	$ 55,690	$ (42,440)
Class T
Shares sold	-	3,593	$ -	$ 161,040
Reinvestment of distributions	41	188	1,840	6,887
Shares redeemed	(128)	(9,171)	(5,566)	(312,914)
Net increase (decrease)	(87)	(5,390)	$ (3,726)	$ (144,987)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	53	345	1,949
Shares redeemed	(596)	(1,185)	(26,080)	(42,907)
Net increase (decrease)	(588)	(1,132)	$ (25,735)	$ (40,958)
Income Replacement 2028
Shares sold	5,906	61,564	$ 265,844	$ 2,501,275
Reinvestment of distributions	760	2,090	33,997	75,928
Shares redeemed	(7,749)	(56,233)	(341,682)	(2,070,963)
Net increase (decrease)	(1,083)	7,421	$ (41,841)	$ 506,240

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2028 - continued
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	68	766	2,548
Shares redeemed	(349)	(764)	(15,252)	(27,702)
Net increase (decrease)	(332)	(696)	$ (14,486)	$ (25,154)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	73	674	2,794
Shares redeemed	(349)	(767)	(15,099)	(27,372)
Net increase (decrease)	(334)	(694)	$ (14,425)	$ (24,578)
Class T
Shares sold	-	671	$ -	$ 30,925
Reinvestment of distributions	13	75	558	2,915
Shares redeemed	(463)	(1,036)	(20,015)	(37,010)
Net increase (decrease)	(450)	(290)	$ (19,457)	$ (3,170)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	44	182	1,934	6,983
Shares redeemed	(127)	(2,189)	(5,492)	(77,203)
Net increase (decrease)	(83)	(2,007)	$ (3,558)	$ (70,220)
Income Replacement 2030
Shares sold	2,799	5,662	$ 123,000	$ 238,867
Reinvestment of distributions	60	237	2,664	9,619
Shares redeemed	(131)	(12,457)	(5,671)	(499,906)
Net increase (decrease)	2,728	(6,558)	$ 119,993	$ (251,420)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	78	742	2,975
Shares redeemed	(350)	(770)	(15,182)	(27,474)
Net increase (decrease)	(333)	(692)	$ (14,440)	$ (24,499)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	4,297	$ -	$ 200,000
Reinvestment of distributions	70	286	3,016	11,007
Shares redeemed	(108)	(8,676)	(4,500)	(351,549)
Net increase (decrease)	(38)	(4,093)	$ (1,484)	$ (140,542)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	16	78	685	2,968
Shares redeemed	(349)	(768)	(14,927)	(27,006)
Net increase (decrease)	(333)	(690)	$ (14,242)	$ (24,038)
Class C
Shares sold	-	1,093	$ -	$ 45,000
Reinvestment of distributions	11	91	464	3,391
Shares redeemed	(292)	(2,085)	(12,484)	(67,945)
Net increase (decrease)	(281)	(901)	$ (12,020)	$ (19,554)
Income Replacement 2032
Shares sold	1,988	21,940	$ 85,000	$ 841,705
Reinvestment of distributions	197	449	8,543	17,218
Shares redeemed	(21,169)	(6,141)	(880,957)	(214,625)
Net increase (decrease)	(18,984)	16,248	$ (787,414)	$ 644,298

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2032 - continued
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	88	819	3,330
Shares redeemed	(353)	(773)	(15,089)	(27,211)
Net increase (decrease)	(334)	(685)	$ (14,270)	$ (23,881)
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	14	89	597	3,391
Shares redeemed	(814)	(1,504)	(34,117)	(53,458)
Net increase (decrease)	(800)	(1,415)	$ (33,520)	$ (50,067)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	58	734	2,202
Shares redeemed	(346)	(761)	(14,804)	(26,682)
Net increase (decrease)	(329)	(703)	$ (14,070)	$ (24,480)
Class C
Shares sold	-	824	$ -	$ 34,000
Reinvestment of distributions	11	46	461	1,781
Shares redeemed	(264)	(1,880)	(11,312)	(67,548)
Net increase (decrease)	(253)	(1,010)	$ (10,851)	$ (31,767)
Income Replacement 2034
Shares sold	1,492	36,056	$ 66,600	$ 1,410,731
Reinvestment of distributions	360	482	15,674	18,396
Shares redeemed	(1,629)	(8,010)	(70,185)	(280,721)
Net increase (decrease)	223	28,528	$ 12,089	$ 1,148,406
Institutional Class
Shares sold	-	2,039	$ -	$ 95,000
Reinvestment of distributions	29	111	1,266	4,233
Shares redeemed	(585)	(1,522)	(25,063)	(53,366)
Net increase (decrease)	(556)	628	$ (23,797)	$ 45,867
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	78	747	2,758
Shares redeemed	(348)	(767)	(14,797)	(26,498)
Net increase (decrease)	(331)	(689)	$ (14,050)	$ (23,740)
Class T
Shares sold	38	437	$ 1,630	$ 16,380
Reinvestment of distributions	52	186	2,267	6,459
Shares redeemed	(97)	(2,221)	(4,103)	(74,730)
Net increase (decrease)	(7)	(1,598)	$ (206)	$ (51,891)
Class C
Shares sold	979	2,310	$ 39,435	$ 92,634
Reinvestment of distributions	37	80	1,585	2,800
Shares redeemed	(1,018)	(1,505)	(43,220)	(49,938)
Net increase (decrease)	(2)	885	$ (2,200)	$ 45,496
Income Replacement 2036
Shares sold	2,159	726	$ 86,419	$ 32,500
Reinvestment of distributions	95	370	4,103	12,836
Shares redeemed	(4,299)	(6,424)	(181,960)	(222,147)
Net increase (decrease)	(2,045)	(5,328)	$ (91,438)	$ (176,811)
Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2036 - continued
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	104	1,016	3,664
Shares redeemed	(438)	(959)	(18,550)	(33,160)
Net increase (decrease)	(414)	(855)	$ (17,534)	$ (29,496)
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	-	2,129	$ -	$ 75,810
Reinvestment of distributions	22	78	946	2,676
Shares redeemed	(783)	(1,283)	(32,597)	(43,654)
Net increase (decrease)	(761)	924	$ (31,651)	$ 34,832
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	55	736	1,899
Shares redeemed	(377)	(604)	(15,698)	(20,566)
Net increase (decrease)	(360)	(549)	$ (14,962)	$ (18,667)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	14	45	605	1,551
Shares redeemed	(373)	(601)	(15,555)	(20,438)
Net increase (decrease)	(359)	(556)	$ (14,950)	$ (18,887)
Income Replacement 2038
Shares sold	19,983	8,548	$ 804,508	$ 312,614
Reinvestment of distributions	505	333	21,377	11,339
Shares redeemed	(578)	(3,764)	(23,963)	(133,653)
Net increase (decrease)	19,910	5,117	$ 801,922	$ 190,300
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	21	65	879	2,246
Shares redeemed	(381)	(608)	(15,839)	(20,399)
Net increase (decrease)	(360)	(543)	$ (14,960)	$ (18,153)
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	603	-	$ 25,803	$ -
Reinvestment of distributions	23	61	962	2,117
Shares redeemed	(409)	(606)	(17,008)	(20,534)
Net increase (decrease)	217	(545)	$ 9,757	$ (18,417)
Class T
Shares sold	730	1,587	$ 30,633	$ 60,003
Reinvestment of distributions	34	109	1,442	3,744
Shares redeemed	(724)	(1,999)	(30,155)	(66,297)
Net increase (decrease)	40	(303)	$ 1,920	$ (2,550)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	46	501	1,589
Shares redeemed	(374)	(601)	(15,540)	(20,340)
Net increase (decrease)	(362)	(555)	$ (15,039)	$ (18,751)
Income Replacement 2040
Shares sold	26,647	5,464	$ 1,145,330	$ 205,995
Reinvestment of distributions	254	293	10,830	10,040
Shares redeemed	(2,735)	(9,085)	(107,923)	(305,194)
Net increase (decrease)	24,166	(3,328)	$ 1,048,237	$ (89,159)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2040 - continued
Institutional Class
Shares sold	857	-	$ 35,000	$ -
Reinvestment of distributions	28	66	1,193	2,287
Shares redeemed	(528)	(608)	(22,074)	(20,599)
Net increase (decrease)	357	(542)	$ 14,119	$ (18,312)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	1,128	1,068	$ 48,710	$ 34,898
Reinvestment of distributions	32	68	1,378	2,330
Shares redeemed	(1,986)	(879)	(84,655)	(29,788)
Net increase (decrease)	(826)	257	$ (34,567)	$ 7,440
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	55	654	1,881
Shares redeemed	(376)	(604)	(15,680)	(20,417)
Net increase (decrease)	(361)	(549)	$ (15,026)	$ (18,536)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	45	522	1,536
Shares redeemed	(373)	(600)	(15,536)	(20,287)
Net increase (decrease)	(361)	(555)	$ (15,014)	$ (18,751)
Income Replacement 2042
Shares sold	32,961	20,430	$ 1,378,962	$ 716,264
Reinvestment of distributions	747	595	31,794	20,217
Shares redeemed	(446)	(6,545)	(18,678)	(223,148)
Net increase (decrease)	33,262	14,480	$ 1,392,078	$ 513,333
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	65	798	2,233
Shares redeemed	(380)	(608)	(15,822)	(20,545)
Net increase (decrease)	(361)	(543)	$ (15,024)	$ (18,312)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the following Underlying Funds.

Fund	Income Replacement 2016 Fund	Income Replacement 2018 Fund	Income Replacement 2028 Fund
Fidelity Broad Market Opportunities Fund	17%	10%	18%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Broad Market Opportunities Fund	100%

Semiannual Report

8. Other - continued

In addition, at the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
Fidelity Income Replacement 2026 Fund	20%
Fidelity Income Replacement 2030 Fund	16%
Fidelity Income Replacement 2032 Fund	15%
Fidelity Income Replacement 2036 Fund	10%

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,013,293,778.94	95.195
Withheld	707,255,451.85	4.805
TOTAL	14,720,549,230.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,076,416,168.78	95.624
Withheld	644,133,062.01	4.376
TOTAL	14,720,549,230.79	100.000
Abigail P. Johnson
Affirmative	14,008,124,232.06	95.160
Withheld	712,424,998.73	4.840
TOTAL	14,720,549,230.79	100.000
Arthur E. Johnson
Affirmative	14,050,921,135.52	95.451
Withheld	669,628,095.27	4.549
TOTAL	14,720,549,230.79	100.000
Michael E. Kenneally
Affirmative	14,109,579,658.34	95.850
Withheld	610,969,572.45	4.150
TOTAL	14,720,549,230.79	100.000
James H. Keyes
Affirmative	14,092,011,663.11	95.730
Withheld	628,537,567.68	4.270
TOTAL	14,720,549,230.79	100.000
Marie L. Knowles
Affirmative	14,092,143,532.07	95.731
Withheld	628,405,698.72	4.269
TOTAL	14,720,549,230.79	100.000
Kenneth L. Wolfe
Affirmative	14,052,555,742.75	95.462
Withheld	667,993,488.04	4.538
TOTAL	14,720,549,230.79	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	10,799,375,525.31	73.363
Against	2,448,219,135.99	16.631
Abstain	720,949,491.20	4.898
Broker Non-Votes	752,005,078.29	5.108
TOTAL	14,720,549,230.79	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contract.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of each fund's Advisory Contract and the lack of compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew each fund's Advisory Contract was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination to renew each fund's Advisory Contract, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (the Investment Adviser), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Adviser and its affiliates under the each fund's Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

Semiannual Report

Because each of Income Replacement 2016 Fund, Income Replacement 2018 Fund, Income Replacement 2020 Fund, Income Replacement 2024 Fund, Income Replacement 2028 Fund, and Income Replacement 2034 Fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2008, the total returns of the retail class and Class C of the fund, and the total return of a proprietary custom index ("benchmark"). The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively.

Because each of Income Replacement 2022 Fund, Income Replacement 2026 Fund, Income Replacement 2030 Fund, Income Replacement 2032 Fund, Income Replacement 2036 Fund, Income Replacement 2038 Fund, Income Replacement 2040 Fund, and Income Replacement 2042 Fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2008, the total returns of Institutional Class (Class I) and Class C of the fund, and the total return of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively.

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings.

Income Replacement 2016

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2018

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2020

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Income Replacement 2022

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2024

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2026

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2028

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Income Replacement 2030

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2032

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2034

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2036

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Income Replacement 2038

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2040

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2042

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

For each fund, the Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Adviser to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay the Investment Adviser a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Semiannual Report

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Semiannual Report

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Semiannual Report

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that the Investment Adviser pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the total expenses of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2008 and the total expenses of Class T of each fund ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and the Investment Adviser pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARW-USAN-0310
1.848194.102

Fidelity Advisor Income Replacement FundsSM -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Institutional Class

Semiannual Report

January 31, 2010

Each Institutional Class is a class of
Fidelity Income Replacement FundsSM

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Income Replacement 2016	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2018	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2022	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2024	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2026	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2028	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2032	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2034	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2036	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2038	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Income Replacement 2042	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,063.00	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,061.80	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,059.00	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,064.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,064.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,068.50	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,067.30	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class C	1.00%
Actual		$ 1,000.00	$ 1,064.50	$ 5.20
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,069.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,070.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,072.30	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,070.70	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,068.20	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,073.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,073.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,074.40	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,073.20	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,070.30	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,075.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,075.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,076.00	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,074.90	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class C	1.00%
Actual		$ 1,000.00	$ 1,072.00	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,077.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,077.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,077.00	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,075.80	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,073.10	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,078.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,078.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,078.10	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,076.80	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,074.10	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,079.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,079.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,079.00	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,077.30	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class C	1.00%
Actual		$ 1,000.00	$ 1,074.90	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,080.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,080.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,079.80	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,078.40	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,075.80	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,081.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,081.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,080.80	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,079.60	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,076.90	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,082.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,082.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,082.50	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,081.00	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class C	1.00%
Actual		$ 1,000.00	$ 1,078.20	$ 5.24
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,083.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,083.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,084.40	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,082.80	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,080.20	$ 5.24
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,085.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,085.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,085.60	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,084.20	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,081.40	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,086.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,086.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,086.10	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,084.90	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class C	1.00%
Actual		$ 1,000.00	$ 1,081.90	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,087.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,087.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.1	3.4
Fidelity Disciplined Equity Fund	3.2	3.6
Fidelity Equity-Income Fund	3.2	3.6
Fidelity Large Cap Core Enhanced Index Fund	5.1	5.8
Fidelity Series 100 Index Fund	3.8	4.3
Fidelity Series Broad Market Opportunities Fund	5.1	5.8
Fidelity Series Small Cap Opportunities Fund	2.1	2.4
	25.6	28.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.4	2.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.1	0.6
Fidelity Strategic Income Fund	0.1	0.5
	0.2	1.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.3	7.8
Fidelity Strategic Real Return Fund	8.0	8.0
Fidelity Total Bond Fund	25.0	23.8
	41.3	39.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.3	13.7
Fidelity Short-Term Bond Fund	15.2	13.9
	30.5	27.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	25.6%
International Equity Funds	2.4%
High Yield Fixed-Income Funds	0.2%
Investment Grade Fixed-Income Funds	41.3%
Short-Term Funds	30.5%

Six months ago
Domestic Equity Funds	28.9%
International Equity Funds	2.8%
High Yield Fixed-Income Funds	1.1%
Investment Grade Fixed-Income Funds	39.6%
Short-Term Funds	27.6%

Expected
Domestic Equity Funds	24.6%
International Equity Funds	2.2%
High Yield Fixed-Income Funds	0.0%
Investment Grade Fixed-Income Funds	41.7%
Short-Term Funds	31.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 28.0%
	Shares	Value
Domestic Equity Funds - 25.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	23,132	$ 320,837
Fidelity Disciplined Equity Fund	16,323	326,777
Fidelity Equity-Income Fund	8,776	332,874
Fidelity Large Cap Core Enhanced Index Fund	70,864	528,644
Fidelity Series 100 Index Fund	51,919	397,177
Fidelity Series Broad Market Opportunities Fund	64,963	531,397
Fidelity Series Small Cap Opportunities Fund	26,799	211,713
TOTAL DOMESTIC EQUITY FUNDS		2,649,419
International Equity Funds - 2.4%
Fidelity Advisor International Discovery Fund Institutional Class	8,560	244,997
TOTAL EQUITY FUNDS (Cost $3,347,823)		2,894,416
Fixed-Income Funds - 41.5%

High Yield Fixed-Income Funds - 0.2%
Fidelity Capital & Income Fund	1,042	8,940
Fidelity Strategic Income Fund	819	8,900
TOTAL HIGH YIELD FIXED-INCOME FUNDS		17,840

	Shares	Value
Investment Grade Fixed-Income Funds - 41.3%
Fidelity Government Income Fund	81,309	$ 855,368
Fidelity Strategic Real Return Fund	98,805	827,989
Fidelity Total Bond Fund	243,191	2,580,259
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,263,616
TOTAL FIXED-INCOME FUNDS (Cost $4,256,679)		4,281,456
Short-Term Funds - 30.5%

Fidelity Institutional Money Market Portfolio Institutional Class	1,579,053	1,579,053
Fidelity Short-Term Bond Fund	187,665	1,570,752
TOTAL SHORT-TERM FUNDS (Cost $3,149,518)		3,149,805
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,754,020)		$ 10,325,677
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $11,321 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $129,169 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $10,754,020) - See accompanying schedule		$ 10,325,677
Cash		10
Receivable for investments sold		27,858
Total assets		10,353,545

Liabilities
Payable for fund shares redeemed	$ 28,545
Distribution fees payable	1,842
Total liabilities		30,387

Net Assets		$ 10,323,158
Net Assets consist of:
Paid in capital		$ 11,224,628
Undistributed net investment income		3,768
Accumulated undistributed net realized gain (loss) on investments		(476,895)
Net unrealized appreciation (depreciation) on investments		(428,343)
Net Assets		$ 10,323,158
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,401,697 ÷ 52,526.3 shares)		$ 45.72

Maximum offering price per share (100/94.25 of $45.72)		$ 48.51
Class T: Net Asset Value and redemption price per share ($674,009 ÷ 14,742.1 shares)		$ 45.72

Maximum offering price per share (100/96.50 of $45.72)		$ 47.38

Class C: Net Asset Value and offering price per share ($1,225,788 ÷ 26,815.6 shares)A		$ 45.71

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($5,906,139 ÷ 129,142.1 shares)		$ 45.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($115,525 ÷ 2,526.1 shares)		$ 45.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 127,089

Expenses
Distribution fees	$ 11,066
Independent trustees' compensation	17
Total expenses before reductions	11,083
Expense reductions	(17)	11,066
Net investment income (loss)		116,023
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(156,226)
Capital gain distributions from underlying funds	46,102	(110,124)
Change in net unrealized appreciation (depreciation) on underlying funds		566,231
Net gain (loss)		456,107
Net increase (decrease) in net assets resulting from operations		$ 572,130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 116,023	$ 225,948
Net realized gain (loss)	(110,124)	(246,511)
Change in net unrealized appreciation (depreciation)	566,231	(503,116)
Net increase (decrease) in net assets resulting from operations	572,130	(523,679)
Distributions to shareholders from net investment income	(115,526)	(225,878)
Distributions to shareholders from net realized gain	(25,833)	(82,246)
Total distributions	(141,359)	(308,124)
Share transactions - net increase (decrease)	781,385	396,145
Total increase (decrease) in net assets	1,212,156	(435,658)

Net Assets
Beginning of period	9,111,002	9,546,660
End of period (including undistributed net investment income of $3,768 and undistributed net investment income of $3,271, respectively)	$ 10,323,158	$ 9,111,002

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.536	1.118	1.233
Net realized and unrealized gain (loss)	2.211	(3.686)	(2.204)
Total from investment operations	2.747	(2.568)	(.971)
Distributions from net investment income	(.527)	(1.132)	(1.129)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.647)	(1.572)	(1.269)
Net asset value, end of period	$ 45.72	$ 43.62	$ 47.76
Total Return B, C, D	6.30%	(5.07)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%A
Net investment income (loss)	2.35%A	2.72%	2.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,402	$ 2,599	$ 2,214
Portfolio turnover rate	46%A	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.478	1.025	1.128
Net realized and unrealized gain (loss)	2.215	(3.690)	(2.219)
Total from investment operations	2.693	(2.665)	(1.091)
Distributions from net investment income	(.473)	(1.025)	(1.019)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.593)	(1.465)	(1.159)
Net asset value, end of period	$ 45.72	$ 43.62	$ 47.75
Total Return B, C, D	6.18%	(5.30)%	(2.26)%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50%A	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%A
Net investment income (loss)	2.10%A	2.47%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 674	$ 499	$ 673
Portfolio turnover rate	46%A	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.365	.822	.904
Net realized and unrealized gain (loss)	2.209	(3.689)	(2.227)
Total from investment operations	2.574	(2.867)	(1.323)
Distributions from net investment income	(.354)	(.813)	(.807)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.474)	(1.253)	(.947)
Net asset value, end of period	$ 45.71	$ 43.61	$ 47.73
Total Return B, C, D	5.90%	(5.76)%	(2.71)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%A	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%A
Net investment income (loss)	1.60%A	1.97%	2.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,226	$ 1,171	$ 1,595
Portfolio turnover rate	46%A	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

Six months ended January 31,2010

Years ended July 31,

(Unaudited)

2009

2008F

Selected Per-Share Data
Net asset value, beginning of period	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.593	1.231	1.356
Net realized and unrealized gain (loss)	2.212	(3.692)	(2.217)
Total from investment operations	2.805	(2.461)	(.861)
Distributions from net investment income	(.585)	(1.239)	(1.229)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.705)	(1.679)	(1.369)
Net asset value, end of period	$ 45.73	$ 43.63	$ 47.77
Total Return B, C	6.43%	(4.82)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00%A	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%A
Net investment income (loss)	2.60%A	2.97%	3.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,906	$ 4,733	$ 4,880
Portfolio turnover rate	46%A	54%	56%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amounts represent less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31,2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.593	1.235	1.370
Net realized and unrealized gain (loss)	2.202	(3.686)	(2.231)
Total from investment operations	2.795	(2.451)	(.861)
Distributions from net investment income	(.585)	(1.239)	(1.229)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.705)	(1.679)	(1.369)
Net asset value, end of period	$ 45.73	$ 43.64	$ 47.77
Total Return B, C	6.41%	(4.80)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.60% A	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116	$ 109	$ 184
Portfolio turnover rate	46% A	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amounts represent less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.8	4.1
Fidelity Disciplined Equity Fund	3.9	4.3
Fidelity Equity-Income Fund	4.0	4.4
Fidelity Large Cap Core Enhanced Index Fund	6.3	6.9
Fidelity Series 100 Index Fund	4.7	5.1
Fidelity Series Broad Market Opportunities Fund	6.4	7.0
Fidelity Series Small Cap Opportunities Fund	2.5	2.8
	31.6	34.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.3	3.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.2	1.4
Fidelity Strategic Income Fund	1.3	1.3
	2.5	2.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.6	7.1
Fidelity Strategic Real Return Fund	7.3	7.3
Fidelity Total Bond Fund	23.0	21.9
	37.9	36.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	12.3	11.2
Fidelity Short-Term Bond Fund	12.4	11.4
	24.7	22.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	31.6%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.5%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	24.7%

Six months ago
Domestic Equity Funds	34.6%
International Equity Funds	3.8%
High Yield Fixed-Income Funds	2.7%
Investment Grade Fixed-Income Funds	36.3%
Short-Term Funds	22.6%

Expected
Domestic Equity Funds	31.1%
International Equity Funds	3.2%
High Yield Fixed-Income Funds	2.2%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	25.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 34.9%
	Shares	Value
Domestic Equity Funds - 31.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	14,132	$ 196,016
Fidelity Disciplined Equity Fund	9,996	200,122
Fidelity Equity-Income Fund	5,375	203,890
Fidelity Large Cap Core Enhanced Index Fund	43,282	322,883
Fidelity Series 100 Index Fund	31,715	242,622
Fidelity Series Broad Market Opportunities Fund	39,683	324,607
Fidelity Series Small Cap Opportunities Fund	16,371	129,329
TOTAL DOMESTIC EQUITY FUNDS		1,619,469
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class	5,912	169,195
TOTAL EQUITY FUNDS (Cost $2,227,594)		1,788,664
Fixed-Income Funds - 40.4%

High Yield Fixed-Income Funds - 2.5%
Fidelity Capital & Income Fund	7,458	63,985
Fidelity Strategic Income Fund	5,903	64,162
TOTAL HIGH YIELD FIXED-INCOME FUNDS		128,147

	Shares	Value
Investment Grade Fixed-Income Funds - 37.9%
Fidelity Government Income Fund	37,052	$ 389,789
Fidelity Strategic Real Return Fund	45,023	377,296
Fidelity Total Bond Fund	110,905	1,176,701
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,943,786
TOTAL FIXED-INCOME FUNDS (Cost $2,073,572)		2,071,933
Short-Term Funds - 24.7%

Fidelity Institutional Money Market Portfolio Institutional Class	627,745	627,745
Fidelity Short-Term Bond Fund	75,839	634,775
TOTAL SHORT-TERM FUNDS (Cost $1,265,658)		1,262,520
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,566,824)		$ 5,123,117
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $123,548 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $322,305 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $5,566,824) - See accompanying schedule		$ 5,123,117
Receivable for investments sold		2,949
Total assets		5,126,066

Liabilities
Payable for fund shares redeemed	$ 3,342
Distribution fees payable	342
Total liabilities		3,684

Net Assets		$ 5,122,382
Net Assets consist of:
Paid in capital		$ 6,213,241
Undistributed net investment income		1,968
Accumulated undistributed net realized gain (loss) on investments		(649,120)
Net unrealized appreciation (depreciation) on investments		(443,707)
Net Assets		$ 5,122,382
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($852,468 ÷ 18,908.5 shares)		$ 45.08

Maximum offering price per share (100/94.25 of $45.08)		$ 47.83
Class T: Net Asset Value and redemption price per share ($71,840 ÷ 1,592.6 shares)		$ 45.11

Maximum offering price per share (100/96.50 of $45.11)		$ 46.74

Class C: Net Asset Value and offering price per share ($205,198 ÷ 4,553.5 shares)A		$ 45.06

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,651,252 ÷ 80,971.2 shares)		$ 45.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($341,624 ÷ 7,575.6 shares)		$ 45.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 67,286

Expenses
Distribution fees	$ 1,978
Independent trustees' compensation	9
Total expenses before reductions	1,987
Expense reductions	(9)	1,978
Net investment income (loss)		65,308
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(63,582)
Capital gain distributions from underlying funds	23,289	(40,293)
Change in net unrealized appreciation (depreciation) on underlying funds		302,771
Net gain (loss)		262,478
Net increase (decrease) in net assets resulting from operations		$ 327,786

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,308	$ 146,673
Net realized gain (loss)	(40,293)	(534,285)
Change in net unrealized appreciation (depreciation)	302,771	(337,001)
Net increase (decrease) in net assets resulting from operations	327,786	(724,613)
Distributions to shareholders from net investment income	(65,123)	(148,470)
Distributions to shareholders from net realized gain	(13,543)	(55,239)
Total distributions	(78,666)	(203,709)
Share transactions - net increase (decrease)	56,906	(1,262,213)
Total increase (decrease) in net assets	306,026	(2,190,535)

Net Assets
Beginning of period	4,816,356	7,006,891
End of period (including undistributed net investment income of $1,968 and undistributed net investment income of $1,783, respectively)	$ 5,122,382	$ 4,816,356

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.544	1.092	1.163
Net realized and unrealized gain (loss)	2.388	(4.138)	(2.454)
Total from investment operations	2.932	(3.046)	(1.291)
Distributions from net investment income	(.542)	(1.124)	(1.119)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.662)	(1.604)	(1.249)
Net asset value, end of period	$ 45.08	$ 42.81	$ 47.46
Total Return B, C, D	6.85%	(6.06)%	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.42% A	2.69%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 852	$ 833	$ 1,107
Portfolio turnover rate	27% A	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.489	.989	1.075
Net realized and unrealized gain (loss)	2.393	(4.128)	(2.483)
Total from investment operations	2.882	(3.139)	(1.408)
Distributions from net investment income	(.482)	(1.011)	(1.002)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.602)	(1.491)	(1.132)
Net asset value, end of period	$ 45.11	$ 42.83	$ 47.46
Total Return B, C, D	6.73%	(6.28)%	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.17% A	2.44%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72	$ 91	$ 154
Portfolio turnover rate	27% A	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.374	.786	.836
Net realized and unrealized gain (loss)	2.390	(4.122)	(2.476)
Total from investment operations	2.764	(3.336)	(1.640)
Distributions from net investment income	(.384)	(.794)	(.820)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.504)	(1.274)	(.950)
Net asset value, end of period	$ 45.06	$ 42.80	$ 47.41
Total Return B, C, D	6.45%	(6.75)%	(3.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.67% A	1.94%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 205	$ 131	$ 365
Portfolio turnover rate	27% A	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.601	1.202	1.280
Net realized and unrealized gain (loss)	2.386	(4.138)	(2.469)
Total from investment operations	2.987	(2.936)	(1.189)
Distributions from net investment income	(.597)	(1.224)	(1.221)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.717)	(1.704)	(1.351)
Net asset value, end of period	$ 45.09	$ 42.82	$ 47.46
Total Return B, C	6.98%	(5.81)%	(2.48)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.67% A	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,651	$ 3,435	$ 5,167
Portfolio turnover rate	27% A	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amounts represent less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.601	1.175	1.295
Net realized and unrealized gain (loss)	2.396	(4.121)	(2.474)
Total from investment operations	2.997	(2.946)	(1.179)
Distributions from net investment income	(.597)	(1.224)	(1.221)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.717)	(1.704)	(1.351)
Net asset value, end of period	$ 45.10	$ 42.82	$ 47.47
Total Return B, C	7.00%	(5.83)%	(2.46)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.67% A	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 342	$ 326	$ 214
Portfolio turnover rate	27% A	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amounts represent less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.4	4.6
Fidelity Disciplined Equity Fund	4.5	4.8
Fidelity Equity-Income Fund	4.5	4.9
Fidelity Large Cap Core Enhanced Index Fund	7.2	7.7
Fidelity Series 100 Index Fund	5.4	5.7
Fidelity Series Broad Market Opportunities Fund	7.2	7.8
Fidelity Series Small Cap Opportunities Fund	2.9	3.2
	36.1	38.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.2	4.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6	1.8
Fidelity Strategic Income Fund	1.7	1.7
	3.3	3.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.1	6.6
Fidelity Strategic Real Return Fund	6.9	6.9
Fidelity Total Bond Fund	21.6	20.4
	35.6	33.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.3	9.5
Fidelity Short-Term Bond Fund	10.5	9.6
	20.8	19.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	36.1%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.3%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	20.8%

Six months ago
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	33.9%
Short-Term Funds	19.1%

Expected
Domestic Equity Funds	36.1%
International Equity Funds	4.1%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.4%
Short-Term Funds	21.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 40.3%
	Shares	Value
Domestic Equity Funds - 36.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	10,007	$ 138,796
Fidelity Disciplined Equity Fund	7,074	141,625
Fidelity Equity-Income Fund	3,803	144,256
Fidelity Large Cap Core Enhanced Index Fund	30,653	228,670
Fidelity Series 100 Index Fund	22,480	171,974
Fidelity Series Broad Market Opportunities Fund	28,099	229,851
Fidelity Series Small Cap Opportunities Fund	11,593	91,585
TOTAL DOMESTIC EQUITY FUNDS		1,146,757
International Equity Funds - 4.2%
Fidelity Advisor International Discovery Fund Institutional Class	4,669	133,626
TOTAL EQUITY FUNDS (Cost $1,377,813)		1,280,383
Fixed-Income Funds - 38.9%

High Yield Fixed-Income Funds - 3.3%
Fidelity Capital & Income Fund	6,161	52,866
Fidelity Strategic Income Fund	4,879	53,037
TOTAL HIGH YIELD FIXED-INCOME FUNDS		105,903

	Shares	Value
Investment Grade Fixed-Income Funds - 35.6%
Fidelity Government Income Fund	21,559	$ 226,799
Fidelity Strategic Real Return Fund	26,200	219,556
Fidelity Total Bond Fund	64,599	685,391
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,131,746
TOTAL FIXED-INCOME FUNDS (Cost $1,206,487)		1,237,649
Short-Term Funds - 20.8%

Fidelity Institutional Money Market Portfolio Institutional Class	328,278	328,278
Fidelity Short-Term Bond Fund	39,650	331,871
TOTAL SHORT-TERM FUNDS (Cost $657,822)		660,149
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,242,122)		$ 3,178,181
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $3,778 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $89,873 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)
Assets
Investment in securities, at value (cost $3,242,122) - See accompanying schedule	$ 3,178,181

Liabilities
Distribution fees payable	436

Net Assets	$ 3,177,745
Net Assets consist of:
Paid in capital	$ 3,443,782
Undistributed net investment income	1,094
Accumulated undistributed net realized gain (loss) on investments	(203,190)
Net unrealized appreciation (depreciation) on investments	(63,941)
Net Assets	$ 3,177,745
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($649,223 ÷ 14,528.7 shares)	$ 44.69

Maximum offering price per share (100/94.25 of $44.69)	$ 47.41
Class T: Net Asset Value and redemption price per share ($183,356 ÷ 4,103.5 shares)	$ 44.68

Maximum offering price per share (100/96.50 of $44.68)	$ 46.30

Class C: Net Asset Value and offering price per share ($260,752 ÷ 5,838.7 shares)A	$ 44.66

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($1,966,918 ÷ 44,013.8 shares)	$ 44.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($117,496 ÷ 2,629.2 shares)	$ 44.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 38,836

Expenses
Distribution fees	$ 2,428
Independent trustees' compensation	5
Total expenses before reductions	2,433
Expense reductions	(5)	2,428
Net investment income (loss)		36,408
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,566)
Capital gain distributions from underlying funds	12,932	11,366
Change in net unrealized appreciation (depreciation) on underlying funds		138,155
Net gain (loss)		149,521
Net increase (decrease) in net assets resulting from operations		$ 185,929

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,408	$ 65,284
Net realized gain (loss)	11,366	(187,832)
Change in net unrealized appreciation (depreciation)	138,155	(83,658)
Net increase (decrease) in net assets resulting from operations	185,929	(206,206)
Distributions to shareholders from net investment income	(36,178)	(65,385)
Distributions to shareholders from net realized gain	(7,714)	(22,288)
Total distributions	(43,892)	(87,673)
Share transactions - net increase (decrease)	422,417	545,934
Total increase (decrease) in net assets	564,454	252,055

Net Assets
Beginning of period	2,613,291	2,361,236
End of period (including undistributed net investment income of $1,094 and undistributed net investment income of $864, respectively)	$ 3,177,745	$ 2,613,291

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.546	1.027	1.085
Net realized and unrealized gain (loss)	2.514	(4.465)	(2.692)
Total from investment operations	3.060	(3.438)	(1.607)
Distributions from net investment income	(.535)	(1.032)	(1.113)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.650)	(1.392)	(1.283)
Net asset value, end of period	$ 44.69	$ 42.28	$ 47.11
Total Return B, C, D	7.23%	(7.00)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.45% A	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 649	$ 502	$ 503
Portfolio turnover rate	31% A	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.490	.926	.985
Net realized and unrealized gain (loss)	2.503	(4.460)	(2.707)
Total from investment operations	2.993	(3.534)	(1.722)
Distributions from net investment income	(.478)	(.926)	(1.008)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.593)	(1.286)	(1.178)
Net asset value, end of period	$ 44.68	$ 42.28	$ 47.10
Total Return B, C, D	7.07%	(7.23)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.20% A	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 183	$ 171	$ 187
Portfolio turnover rate	31% A	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.378	.736	.755
Net realized and unrealized gain (loss)	2.506	(4.471)	(2.699)
Total from investment operations	2.884	(3.735)	(1.944)
Distributions from net investment income	(.369)	(.725)	(.806)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.484)	(1.085)	(.976)
Net asset value, end of period	$ 44.66	$ 42.26	$ 47.08
Total Return B, C, D	6.82%	(7.70)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.70% A	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 261	$ 221	$ 275
Portfolio turnover rate	31% A	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.601	1.125	1.190
Net realized and unrealized gain (loss)	2.503	(4.464)	(2.677)
Total from investment operations	3.104	(3.339)	(1.487)
Distributions from net investment income	(.589)	(1.131)	(1.223)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.704)	(1.491)	(1.393)
Net asset value, end of period	$ 44.69	$ 42.29	$ 47.12
Total Return B, C	7.34%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.70% A	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,967	$ 1,624	$ 1,233
Portfolio turnover rate	31% A	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.602	1.138	1.215
Net realized and unrealized gain (loss)	2.502	(4.477)	(2.702)
Total from investment operations	3.104	(3.339)	(1.487)
Distributions from net investment income	(.589)	(1.131)	(1.223)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.704)	(1.491)	(1.393)
Net asset value, end of period	$ 44.69	$ 42.29	$ 47.12
Total Return B, C	7.34%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.70% A	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 95	$ 163
Portfolio turnover rate	31% A	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.7	4.9
Fidelity Disciplined Equity Fund	4.8	5.2
Fidelity Equity-Income Fund	4.9	5.2
Fidelity Large Cap Core Enhanced Index Fund	7.8	8.2
Fidelity Series 100 Index Fund	5.9	6.2
Fidelity Series Broad Market Opportunities Fund	7.9	8.4
Fidelity Series Small Cap Opportunities Fund	3.1	3.4
	39.1	41.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.0	5.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	2.0
Fidelity Strategic Income Fund	2.0	2.0
	3.9	4.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.8	6.3
Fidelity Strategic Real Return Fund	6.5	6.5
Fidelity Total Bond Fund	20.4	19.3
	33.7	32.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.1	8.3
Fidelity Short-Term Bond Fund	9.2	8.4
	18.3	16.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.1%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	18.3%

Six months ago
Domestic Equity Funds	41.5%
International Equity Funds	5.7%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	16.7%

Expected
Domestic Equity Funds	39.6%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.2%
Short-Term Funds	18.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.1%
	Shares	Value
Domestic Equity Funds - 39.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,163	$ 127,087
Fidelity Disciplined Equity Fund	6,467	129,464
Fidelity Equity-Income Fund	3,479	131,942
Fidelity Large Cap Core Enhanced Index Fund	28,067	209,379
Fidelity Series 100 Index Fund	20,568	157,344
Fidelity Series Broad Market Opportunities Fund	25,737	210,527
Fidelity Series Small Cap Opportunities Fund	10,624	83,928
TOTAL DOMESTIC EQUITY FUNDS		1,049,671
International Equity Funds - 5.0%
Fidelity Advisor International Discovery Fund Institutional Class	4,729	135,339
TOTAL EQUITY FUNDS (Cost $1,521,779)		1,185,010
Fixed-Income Funds - 37.6%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund	6,186	53,074
Fidelity Strategic Income Fund	4,894	53,203
TOTAL HIGH YIELD FIXED-INCOME FUNDS		106,277

	Shares	Value
Investment Grade Fixed-Income Funds - 33.7%
Fidelity Government Income Fund	17,244	$ 181,407
Fidelity Strategic Real Return Fund	20,942	175,497
Fidelity Total Bond Fund	51,545	546,886
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		903,790
TOTAL FIXED-INCOME FUNDS (Cost $1,015,082)		1,010,067
Short-Term Funds - 18.3%

Fidelity Institutional Money Market Portfolio Institutional Class	243,603	243,603
Fidelity Short-Term Bond Fund	29,439	246,404
TOTAL SHORT-TERM FUNDS (Cost $491,951)		490,007
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,028,812)		$ 2,685,084
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $64,025 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $429,623 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)
Assets
Investment in securities, at value (cost $3,028,812) - See accompanying schedule		$ 2,685,084
Receivable for investments sold		2
Receivable for fund shares sold		2,000
Total assets		2,687,086

Liabilities
Payable for investments purchased	$ 2,013
Distribution fees payable	92
Total liabilities		2,105

Net Assets		$ 2,684,981
Net Assets consist of:
Paid in capital		$ 3,682,417
Undistributed net investment income		973
Accumulated undistributed net realized gain (loss) on investments		(654,681)
Net unrealized appreciation (depreciation) on investments		(343,728)
Net Assets		$ 2,684,981
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($42,222 ÷ 955.9 shares)		$ 44.17

Maximum offering price per share (100/94.25 of $44.17)		$ 46.86
Class T: Net Asset Value and redemption price per share ($79,423 ÷ 1,798.7 shares)		$ 44.16

Maximum offering price per share (100/96.50 of $44.16)		$ 45.76

Class C: Net Asset Value and offering price per share ($54,605 ÷ 1,236.7 shares)A		$ 44.15

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($2,502,439 ÷ 56,677.4 shares)		$ 44.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,292 ÷ 142.5 shares)		$ 44.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 39,005

Expenses
Distribution fees	$ 655
Independent trustees' compensation	5
Total expenses before reductions	660
Expense reductions	(5)	655
Net investment income (loss)		38,350
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(35,032)
Capital gain distributions from underlying funds	12,685	(22,347)
Change in net unrealized appreciation (depreciation) on underlying funds		204,831
Net gain (loss)		182,484
Net increase (decrease) in net assets resulting from operations		$ 220,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,350	$ 96,713
Net realized gain (loss)	(22,347)	(581,422)
Change in net unrealized appreciation (depreciation)	204,831	(193,067)
Net increase (decrease) in net assets resulting from operations	220,834	(677,776)
Distributions to shareholders from net investment income	(38,318)	(98,247)
Distributions to shareholders from net realized gain	(19,734)	(36,959)
Total distributions	(58,052)	(135,206)
Share transactions - net increase (decrease)	(300,452)	(1,903,231)
Total increase (decrease) in net assets	(137,670)	(2,716,213)

Net Assets
Beginning of period	2,822,651	5,538,864
End of period (including undistributed net investment income of $973 and undistributed net investment income of $941, respectively)	$ 2,684,981	$ 2,822,651

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.530	1.035	1.087
Net realized and unrealized gain (loss)	2.583	(4.739)	(2.853)
Total from investment operations	3.113	(3.704)	(1.766)
Distributions from net investment income	(.521)	(1.056)	(1.014)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.813)	(1.476)	(1.184)
Net asset value, end of period	$ 44.17	$ 41.87	$ 47.05
Total Return B, C, D	7.44%	(7.53)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.26%	.25% A
Expenses net of all reductions	.25% A	.26%	.25% A
Net investment income (loss)	2.39% A	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42	$ 122	$ 289
Portfolio turnover rate	36% A	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.473	.933	.982
Net realized and unrealized gain (loss)	2.589	(4.736)	(2.862)
Total from investment operations	3.062	(3.803)	(1.880)
Distributions from net investment income	(.470)	(.957)	(.910)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.762)	(1.377)	(1.080)
Net asset value, end of period	$ 44.16	$ 41.86	$ 47.04
Total Return B, C, D	7.32%	(7.77)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.51%	.50% A
Expenses net of all reductions	.50% A	.51%	.50% A
Net investment income (loss)	2.14% A	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 112	$ 187
Portfolio turnover rate	36% A	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.363	.737	.760
Net realized and unrealized gain (loss)	2.582	(4.745)	(2.860)
Total from investment operations	2.945	(4.008)	(2.100)
Distributions from net investment income	(.363)	(.752)	(.690)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.655)	(1.172)	(.860)
Net asset value, end of period	$ 44.15	$ 41.86	$ 47.04
Total Return B, C, D	7.03%	(8.25)%	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.01%	1.00% A
Net investment income (loss)	1.64% A	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 69	$ 120
Portfolio turnover rate	36% A	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.582	1.144	1.190
Net realized and unrealized gain (loss)	2.581	(4.752)	(2.836)
Total from investment operations	3.163	(3.608)	(1.646)
Distributions from net investment income	(.591)	(1.162)	(1.124)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.883)	(1.582)	(1.294)
Net asset value, end of period	$ 44.15	$ 41.87	$ 47.06
Total Return B, C	7.56%	(7.30)%	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, H	.01%	.00% A, H
Expenses net of fee waivers, if any	.00% A	.01%	.00% A
Expenses net of all reductions	.00% A	.01%	.00% A
Net investment income (loss)	2.64% A	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,502	$ 2,353	$ 4,666
Portfolio turnover rate	36% A	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.585	1.131	1.208
Net realized and unrealized gain (loss)	2.588	(4.749)	(2.854)
Total from investment operations	3.173	(3.618)	(1.646)
Distributions from net investment income	(.591)	(1.162)	(1.124)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.883)	(1.582)	(1.294)
Net asset value, end of period	$ 44.15	$ 41.86	$ 47.06
Total Return B, C	7.59%	(7.33)%	(3.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, H	.01%	.00% A, H
Expenses net of fee waivers, if any	.00% A	.01%	.00% A
Expenses net of all reductions	.00% A	.01%	.00% A
Net investment income (loss)	2.64% A	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6	$ 166	$ 277
Portfolio turnover rate	36% A	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.0	5.2
Fidelity Disciplined Equity Fund	5.1	5.4
Fidelity Equity-Income Fund	5.2	5.4
Fidelity Large Cap Core Enhanced Index Fund	8.2	8.6
Fidelity Series 100 Index Fund	6.1	6.4
Fidelity Series Broad Market Opportunities Fund	8.2	8.7
Fidelity Series Small Cap Opportunities Fund	3.3	3.6
	41.1	43.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.8	6.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.3
Fidelity Strategic Income Fund	2.2	2.2
	4.4	4.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.0
Fidelity Strategic Real Return Fund	6.2	6.1
Fidelity Total Bond Fund	19.4	18.3
	32.1	30.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.3	7.6
Fidelity Short-Term Bond Fund	8.3	7.7
	16.6	15.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	41.1%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	16.6%

Six months ago
Domestic Equity Funds	43.3%
International Equity Funds	6.5%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.4%
Short-Term Funds	15.3%

Expected
Domestic Equity Funds	41.8%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	31.7%
Short-Term Funds	16.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.9%
	Shares	Value
Domestic Equity Funds - 41.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,065	$ 84,119
Fidelity Disciplined Equity Fund	4,282	85,729
Fidelity Equity-Income Fund	2,303	87,357
Fidelity Large Cap Core Enhanced Index Fund	18,560	138,457
Fidelity Series 100 Index Fund	13,618	104,179
Fidelity Series Broad Market Opportunities Fund	17,018	139,211
Fidelity Series Small Cap Opportunities Fund	7,013	55,402
TOTAL DOMESTIC EQUITY FUNDS		694,454
International Equity Funds - 5.8%
Fidelity Advisor International Discovery Fund Institutional Class	3,443	98,537
TOTAL EQUITY FUNDS (Cost $926,336)		792,991
Fixed-Income Funds - 36.5%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund	4,324	37,097
Fidelity Strategic Income Fund	3,422	37,193
TOTAL HIGH YIELD FIXED-INCOME FUNDS		74,290

	Shares	Value
Investment Grade Fixed-Income Funds - 32.1%
Fidelity Government Income Fund	10,329	$ 108,659
Fidelity Strategic Real Return Fund	12,549	105,163
Fidelity Total Bond Fund	30,905	327,903
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		541,725
TOTAL FIXED-INCOME FUNDS (Cost $610,987)		616,015
Short-Term Funds - 16.6%

Fidelity Institutional Money Market Portfolio Institutional Class	139,375	139,375
Fidelity Short-Term Bond Fund	16,849	141,027
TOTAL SHORT-TERM FUNDS (Cost $280,206)		280,402
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,817,529)		$ 1,689,408
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $9,801 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $68,767 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,817,529) - See accompanying schedule	$ 1,689,408
Cash	72
Other receivables	240
Total assets	1,689,720

Liabilities
Distribution fees payable	226

Net Assets	$ 1,689,494
Net Assets consist of:
Paid in capital	$ 1,935,527
Undistributed net investment income	556
Accumulated undistributed net realized gain (loss) on investments	(118,468)
Net unrealized appreciation (depreciation) on investments	(128,121)
Net Assets	$ 1,689,494

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($292,882 ÷ 6,656.4 shares)	$ 44.00

Maximum offering price per share (100/94.25 of $44.00)	$ 46.68
Class T: Net Asset Value and redemption price per share ($66,458 ÷ 1,510.2 shares)	$ 44.01

Maximum offering price per share (100/96.50 of $44.01)	$ 45.60

Class C: Net Asset Value and offering price per share ($155,756 ÷ 3,542.2 shares)A	$ 43.97

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,129,111 ÷ 25,656.9 shares)	$ 44.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($45,287 ÷ 1,029.1 shares)	$ 44.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 22,244

Expenses
Distribution fees	$ 1,340
Independent trustees' compensation	3
Total expenses before reductions	1,343
Expense reductions	(3)	1,340
Net investment income (loss)		20,904
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(10,202)
Capital gain distributions from underlying funds	6,925	(3,277)
Change in net unrealized appreciation (depreciation) on underlying funds		95,497
Net gain (loss)		92,220
Net increase (decrease) in net assets resulting from operations		$ 113,124

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,904	$ 34,036
Net realized gain (loss)	(3,277)	(94,769)
Change in net unrealized appreciation (depreciation)	95,497	(134,829)
Net increase (decrease) in net assets resulting from operations	113,124	(195,562)
Distributions to shareholders from net investment income	(20,747)	(34,212)
Distributions to shareholders from net realized gain	(4,233)	(15,755)
Total distributions	(24,980)	(49,967)
Share transactions - net increase (decrease)	292,622	128,867
Total increase (decrease) in net assets	380,766	(116,662)

Net Assets
Beginning of period	1,308,728	1,425,390
End of period (including undistributed net investment income of $556 and undistributed net investment income of $399, respectively)	$ 1,689,494	$ 1,308,728

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.545	1.014	1.063
Net realized and unrealized gain (loss)	2.612	(5.004)	(2.884)
Total from investment operations	3.157	(3.990)	(1.821)
Distributions from net investment income	(.527)	(1.020)	(1.039)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.637)	(1.500)	(1.209)
Net asset value, end of period	$ 44.00	$ 41.48	$ 46.97
Total Return B,C,D	7.60%	(8.10)%	(3.77)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.48% A	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 293	$ 287	$ 286
Portfolio turnover rate	27% A	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.491	.919	.966
Net realized and unrealized gain (loss)	2.622	(5.010)	(2.903)
Total from investment operations	3.113	(4.091)	(1.937)
Distributions from net investment income	(.473)	(.919)	(.923)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.583)	(1.399)	(1.093)
Net asset value, end of period	$ 44.01	$ 41.48	$ 46.97
Total Return B,C,D	7.49%	(8.34)%	(3.99)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.23% A	2.37%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66	$ 69	$ 96
Portfolio turnover rate	27% A	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.379	.726	.728
Net realized and unrealized gain (loss)	2.612	(5.005)	(2.903)
Total from investment operations	2.991	(4.279)	(2.175)
Distributions from net investment income	(.361)	(.721)	(.725)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.471)	(1.201)	(.895)
Net asset value, end of period	$ 43.97	$ 41.45	$ 46.93
Total Return B,C,D	7.20%	(8.80)%	(4.45)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.73% A	1.87%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 156	$ 147	$ 233
Portfolio turnover rate	27% A	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.600	1.118	1.166
Net realized and unrealized gain (loss)	2.612	(5.011)	(2.868)
Total from investment operations	3.212	(3.893)	(1.702)
Distributions from net investment income	(.582)	(1.117)	(1.148)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.692)	(1.597)	(1.318)
Net asset value, end of period	$ 44.01	$ 41.49	$ 46.98
Total Return B,C	7.73%	(7.87)%	(3.53)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.73% A	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,129	$ 749	$ 714
Portfolio turnover rate	27% A	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.600	1.119	1.194
Net realized and unrealized gain (loss)	2.622	(5.022)	(2.896)
Total from investment operations	3.222	(3.903)	(1.702)
Distributions from net investment income	(.582)	(1.117)	(1.148)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.692)	(1.597)	(1.318)
Net asset value, end of period	$ 44.01	$ 41.48	$ 46.98
Total Return B,C	7.76%	(7.89)%	(3.53)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.73% A	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 57	$ 97
Portfolio turnover rate	27% A	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2	5.3
Fidelity Disciplined Equity Fund	5.3	5.5
Fidelity Equity-Income Fund	5.3	5.6
Fidelity Large Cap Core Enhanced Index Fund	8.5	8.9
Fidelity Series 100 Index Fund	6.4	6.6
Fidelity Series Broad Market Opportunities Fund	8.5	9.0
Fidelity Series Small Cap Opportunities Fund	3.4	3.7
	42.6	44.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.6	7.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.4
Fidelity Strategic Income Fund	2.4	2.4
	4.7	4.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	5.7
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	18.7	17.7
	30.9	29.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.5	6.9
Fidelity Short-Term Bond Fund	7.7	7.0
	15.2	13.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.6%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	15.2%

Six months ago
Domestic Equity Funds	44.6%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.4%
Short-Term Funds	13.9%

Expected
Domestic Equity Funds	43.4%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.3%
Short-Term Funds	15.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.2%
	Shares	Value
Domestic Equity Funds - 42.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	2,265	$ 31,419
Fidelity Disciplined Equity Fund	1,599	32,016
Fidelity Equity-Income Fund	860	32,620
Fidelity Large Cap Core Enhanced Index Fund	6,928	51,684
Fidelity Series 100 Index Fund	5,077	38,840
Fidelity Series Broad Market Opportunities Fund	6,356	51,991
Fidelity Series Small Cap Opportunities Fund	2,621	20,704
TOTAL DOMESTIC EQUITY FUNDS		259,274
International Equity Funds - 6.6%
Fidelity Advisor International Discovery Fund Institutional Class	1,406	40,231
TOTAL EQUITY FUNDS (Cost $371,843)		299,505
Fixed-Income Funds - 35.6%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	1,687	14,473
Fidelity Strategic Income Fund	1,333	14,494
TOTAL HIGH YIELD FIXED-INCOME FUNDS		28,967

	Shares	Value
Investment Grade Fixed-Income Funds - 30.9%
Fidelity Government Income Fund	3,590	$ 37,771
Fidelity Strategic Real Return Fund	4,362	36,557
Fidelity Total Bond Fund	10,738	113,935
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		188,263
TOTAL FIXED-INCOME FUNDS (Cost $217,710)		217,230
Short-Term Funds - 15.2%

Fidelity Institutional Money Market Portfolio Institutional Class	45,971	45,971
Fidelity Short-Term Bond Fund	5,565	46,582
TOTAL SHORT-TERM FUNDS (Cost $93,062)		92,553
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $682,615)		$ 609,288
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $4,903 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $209,184 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $682,615) - See accompanying schedule		$ 609,288
Receivable for investments sold		910
Total assets		610,198

Liabilities
Payable for fund shares redeemed	$ 912
Distribution fees payable	226
Total liabilities		1,138

Net Assets		$ 609,060
Net Assets consist of:
Paid in capital		$ 956,333
Undistributed net investment income		153
Accumulated undistributed net realized gain (loss) on investments		(274,099)
Net unrealized appreciation (depreciation) on investments		(73,327)
Net Assets		$ 609,060

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($55,037 ÷ 1,265.7 shares)		$ 43.48

Maximum offering price per share (100/94.25 of $43.48)		$ 46.14
Class T: Net Asset Value and redemption price per share ($111,415 ÷ 2,562.2 shares)		$ 43.48

Maximum offering price per share (100/96.50 of $43.48)		$ 45.06

Class C: Net Asset Value and offering price per share ($191,122 ÷ 4,397.9 shares)A		$ 43.46

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($206,581 ÷ 4,750.6 shares)		$ 43.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($44,905 ÷ 1,032.7 shares)		$ 43.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,508

Expenses
Distribution fees	$ 1,224
Independent trustees' compensation	1
Total expenses before reductions	1,225
Expense reductions	(1)	1,224
Net investment income (loss)		8,284
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(50,354)
Capital gain distributions from underlying funds	3,008	(47,346)
Change in net unrealized appreciation (depreciation) on underlying funds		95,968
Net gain (loss)		48,622
Net increase (decrease) in net assets resulting from operations		$ 56,906

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,284	$ 26,863
Net realized gain (loss)	(47,346)	(215,946)
Change in net unrealized appreciation (depreciation)	95,968	(62,196)
Net increase (decrease) in net assets resulting from operations	56,906	(251,279)
Distributions to shareholders from net investment income	(8,460)	(27,271)
Distributions to shareholders from net realized gain	(1,823)	(19,439)
Total distributions	(10,283)	(46,710)
Share transactions - net increase (decrease)	(157,798)	(573,294)
Total increase (decrease) in net assets	(111,175)	(871,283)

Net Assets
Beginning of period	720,235	1,591,518
End of period (including undistributed net investment income of $153 and undistributed net investment income of $329, respectively)	$ 609,060	$ 720,235

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.533	1.042	1.076
Net realized and unrealized gain (loss)	2.626	(5.184)	(3.105)
Total from investment operations	3.159	(4.142)	(2.029)
Distributions from net investment income	(.539)	(1.028)	(1.031)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.649)	(1.648)	(1.211)
Net asset value, end of period	$ 43.48	$ 40.97	$ 46.76
Total Return B,C,D	7.70%	(8.56)%	(4.19)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.45% A	2.70%	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 69	$ 131
Portfolio turnover rate	61% A	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.478	.944	.966
Net realized and unrealized gain (loss)	2.632	(5.184)	(3.110)
Total from investment operations	3.110	(4.240)	(2.144)
Distributions from net investment income	(.490)	(.930)	(.916)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.600)	(1.550)	(1.096)
Net asset value, end of period	$ 43.48	$ 40.97	$ 46.76
Total Return B,C,D	7.58%	(8.79)%	(4.41)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.20% A	2.45%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 55	$ 96
Portfolio turnover rate	61% A	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.369	.757	.723
Net realized and unrealized gain (loss)	2.629	(5.183)	(3.090)
Total from investment operations	2.998	(4.426)	(2.367)
Distributions from net investment income	(.378)	(.724)	(.733)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.488)	(1.344)	(.913)
Net asset value, end of period	$ 43.46	$ 40.95	$ 46.72
Total Return B,C,D	7.31%	(9.25)%	(4.85)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00%A	1.00%	1.00% A
Net investment income (loss)	1.70% A	1.95%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 191	$ 183	$ 485
Portfolio turnover rate	61% A	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.588	1.138	1.168
Net realized and unrealized gain (loss)	2.636	(5.190)	(3.079)
Total from investment operations	3.224	(4.052)	(1.911)
Distributions from net investment income	(.594)	(1.128)	(1.139)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.704)	(1.748)	(1.319)
Net asset value, end of period	$ 43.49	$ 40.97	$ 46.77
Total Return B,C	7.86%	(8.34)%	(3.96)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.70% A	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 207	$ 357	$ 783
Portfolio turnover rate	61% A	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.587	1.136	1.196
Net realized and unrealized gain (loss)	2.627	(5.188)	(3.107)
Total from investment operations	3.214	(4.052)	(1.911)
Distributions from net investment income	(.594)	(1.128)	(1.139)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.704)	(1.748)	(1.319)
Net asset value, end of period	$ 43.48	$ 40.97	$ 46.77
Total Return B,C	7.84%	(8.34)%	(3.96)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.70% A	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 56	$ 96
Portfolio turnover rate	61% A	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.3	5.4
Fidelity Disciplined Equity Fund	5.4	5.7
Fidelity Equity-Income Fund	5.5	5.7
Fidelity Large Cap Core Enhanced Index Fund	8.7	9.1
Fidelity Series 100 Index Fund	6.5	6.8
Fidelity Series Broad Market Opportunities Fund	8.7	9.2
Fidelity Series Small Cap Opportunities Fund	3.5	3.8
	43.6	45.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.4	8.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.5	2.5
	5.0	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	5.5
Fidelity Strategic Real Return Fund	5.9	5.8
Fidelity Total Bond Fund	18.3	17.1
	30.2	28.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.9	6.4
Fidelity Short-Term Bond Fund	6.9	6.4
	13.8	12.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	43.6%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	30.2%
Short-Term Funds	13.8%

Six months ago
Domestic Equity Funds	45.7%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	12.8%

Expected
Domestic Equity Funds	44.5%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.5%
Short-Term Funds	13.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.0%
	Shares	Value
Domestic Equity Funds - 43.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	25,671	$ 356,056
Fidelity Disciplined Equity Fund	18,112	362,596
Fidelity Equity-Income Fund	9,743	369,555
Fidelity Large Cap Core Enhanced Index Fund	78,646	586,702
Fidelity Series 100 Index Fund	57,592	440,582
Fidelity Series Broad Market Opportunities Fund	72,121	589,947
Fidelity Series Small Cap Opportunities Fund	29,776	235,227
TOTAL DOMESTIC EQUITY FUNDS		2,940,665
International Equity Funds - 7.4%
Fidelity Advisor International Discovery Fund Institutional Class	17,291	494,856
TOTAL EQUITY FUNDS (Cost $4,080,411)		3,435,521
Fixed-Income Funds - 35.2%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	19,720	169,201
Fidelity Strategic Income Fund	15,611	169,692
TOTAL HIGH YIELD FIXED-INCOME FUNDS		338,893

	Shares	Value
Investment Grade Fixed-Income Funds - 30.2%
Fidelity Government Income Fund	38,796	$ 408,135
Fidelity Strategic Real Return Fund	47,117	394,838
Fidelity Total Bond Fund	116,068	1,231,482
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,034,455
TOTAL FIXED-INCOME FUNDS (Cost $2,368,495)		2,373,348
Short-Term Funds - 13.8%

Fidelity Institutional Money Market Portfolio Institutional Class	462,062	462,062
Fidelity Short-Term Bond Fund	55,835	467,337
TOTAL SHORT-TERM FUNDS (Cost $930,855)		929,399
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,379,761)		$ 6,738,268
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $7,815 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $304,780 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $7,379,761) - See accompanying schedule		$ 6,738,268
Cash		1
Receivable for investments sold		3
Receivable for fund shares sold		16,077
Total assets		6,754,349

Liabilities
Payable for investments purchased	$ 16,077
Distribution fees payable	275
Total liabilities		16,352

Net Assets		$ 6,737,997
Net Assets consist of:
Paid in capital		$ 7,930,610
Undistributed net investment income		2,313
Accumulated undistributed net realized gain (loss) on investments		(553,433)
Net unrealized appreciation (depreciation) on investments		(641,493)
Net Assets		$ 6,737,997

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($354,142 ÷ 8,096.0 shares)		$ 43.74

Maximum offering price per share (100/94.25 of $43.74)		$ 46.41
Class T: Net Asset Value and redemption price per share ($326,598 ÷ 7,466.8 shares)		$ 43.74

Maximum offering price per share (100/96.50 of $43.74)		$ 45.33

Class C: Net Asset Value and offering price per share ($65,262 ÷ 1,491.7 shares) A		$ 43.75

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,947,303 ÷ 135,936.2 shares)		$ 43.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($44,692 ÷ 1,021.5 shares)		$ 43.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 90,430

Expenses
Distribution fees	$ 1,648
Independent trustees' compensation	12
Total expenses before reductions	1,660
Expense reductions	(12)	1,648
Net investment income (loss)		88,782
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(89,935)
Capital gain distributions from underlying funds	27,355	(62,580)
Change in net unrealized appreciation (depreciation) on underlying funds		476,225
Net gain (loss)		413,645
Net increase (decrease) in net assets resulting from operations		$ 502,427

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 88,782	$ 179,764
Net realized gain (loss)	(62,580)	(402,726)
Change in net unrealized appreciation (depreciation)	476,225	(709,389)
Net increase (decrease) in net assets resulting from operations	502,427	(932,351)
Distributions to shareholders from net investment income	(88,424)	(180,965)
Distributions to shareholders from net realized gain	(16,965)	(58,901)
Total distributions	(105,389)	(239,866)
Share transactions - net increase (decrease)	(30,098)	252,701
Total increase (decrease) in net assets	366,940	(919,516)

Net Assets
Beginning of period	6,371,057	7,290,573
End of period (including undistributed net investment income of $2,313 and undistributed net investment income of $1,955, respectively)	$ 6,737,997	$ 6,371,057

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.529	1.000	.966
Net realized and unrealized gain (loss)	2.690	(5.341)	(3.085)
Total from investment operations	3.219	(4.341)	(2.119)
Distributions from net investment income	(.529)	(.979)	(.911)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.639)	(1.309)	(1.071)
Net asset value, end of period	$ 43.74	$ 41.16	$ 46.81
Total Return B,C,D	7.81%	(8.93)%	(4.36)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.42% A	2.60%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 354	$ 278	$ 371
Portfolio turnover rate	21% A	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.475	.905	.847
Net realized and unrealized gain (loss)	2.690	(5.340)	(3.079)
Total from investment operations	3.165	(4.435)	(2.232)
Distributions from net investment income	(.475)	(.875)	(.808)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.585)	(1.205)	(.968)
Net asset value, end of period	$ 43.74	$ 41.16	$ 46.80
Total Return B,C,D	7.68%	(9.15)%	(4.57)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.17% A	2.35%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 327	$ 311	$ 606
Portfolio turnover rate	21% A	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.364	.711	.639
Net realized and unrealized gain (loss)	2.692	(5.333)	(3.104)
Total from investment operations	3.056	(4.622)	(2.465)
Distributions from net investment income	(.356)	(.678)	(.585)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.466)	(1.008)	(.745)
Net asset value, end of period	$ 43.75	$ 41.16	$ 46.79
Total Return B,C,D	7.41%	(9.60)%	(5.02)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.67% A	1.84%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65	$ 86	$ 150
Portfolio turnover rate	21% A	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.584	1.087	1.067
Net realized and unrealized gain (loss)	2.689	(5.330)	(3.072)
Total from investment operations	3.273	(4.243)	(2.005)
Distributions from net investment income	(.583)	(1.077)	(1.015)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.693)	(1.407)	(1.175)
Net asset value, end of period	$ 43.75	$ 41.17	$ 46.82
Total Return B,C	7.94%	(8.69)%	(4.14) %
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.67% A	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,947	$ 5,641	$ 6,068
Portfolio turnover rate	21% A	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.585	1.097	1.101
Net realized and unrealized gain (loss)	2.688	(5.340)	(3.106)
Total from investment operations	3.273	(4.243)	(2.005)
Distributions from net investment income	(.583)	(1.077)	(1.015)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.693)	(1.407)	(1.175)
Net asset value, end of period	$ 43.75	$ 41.17	$ 46.82
Total Return B,C	7.94%	(8.69)%	(4.14)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.67% A	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 56	$ 96
Portfolio turnover rate	21% A	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.5
Fidelity Disciplined Equity Fund	5.5	5.8
Fidelity Equity-Income Fund	5.6	5.8
Fidelity Large Cap Core Enhanced Index Fund	8.9	9.2
Fidelity Series 100 Index Fund	6.7	6.9
Fidelity Series Broad Market Opportunities Fund	8.9	9.4
Fidelity Series Small Cap Opportunities Fund	3.6	3.8
	44.6	46.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.1	8.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity Strategic Income Fund	2.7	2.6
	5.3	5.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.4
Fidelity Strategic Real Return Fund	5.6	5.5
Fidelity Total Bond Fund	17.6	16.6
	29.0	27.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.5	5.9
Fidelity Short-Term Bond Fund	6.5	6.0
	13.0	11.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.6%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.0%

Six months ago
Domestic Equity Funds	46.4%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	11.9%

Expected
Domestic Equity Funds	45.5%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.3%
Short-Term Funds	13.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.7%
	Shares	Value
Domestic Equity Funds - 44.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	2,998	$ 41,580
Fidelity Disciplined Equity Fund	2,118	42,402
Fidelity Equity-Income Fund	1,139	43,209
Fidelity Large Cap Core Enhanced Index Fund	9,189	68,551
Fidelity Series 100 Index Fund	6,732	51,501
Fidelity Series Broad Market Opportunities Fund	8,426	68,922
Fidelity Series Small Cap Opportunities Fund	3,480	27,493
TOTAL DOMESTIC EQUITY FUNDS		343,658
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class	2,186	62,554
TOTAL EQUITY FUNDS (Cost $493,150)		406,212
Fixed-Income Funds - 34.3%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	2,380	20,424
Fidelity Strategic Income Fund	1,884	20,482
TOTAL HIGH YIELD FIXED-INCOME FUNDS		40,906

	Shares	Value
Investment Grade Fixed-Income Funds - 29.0%
Fidelity Government Income Fund	4,270	$ 44,918
Fidelity Strategic Real Return Fund	5,188	43,473
Fidelity Total Bond Fund	12,781	135,604
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		223,995
TOTAL FIXED-INCOME FUNDS (Cost $264,389)		264,901
Short-Term Funds - 13.0%

Fidelity Institutional Money Market Portfolio Institutional Class	49,956	49,956
Fidelity Short-Term Bond Fund	6,036	50,518
TOTAL SHORT-TERM FUNDS (Cost $100,147)		100,474
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $857,686)		$ 771,587
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $39,903 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $79,799 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $857,686) - See accompanying schedule	$ 771,587

Liabilities
Distribution fees payable	195

Net Assets	$ 771,392
Net Assets consist of:
Paid in capital	$ 1,003,749
Undistributed net investment income	214
Accumulated undistributed net realized gain (loss) on investments	(146,472)
Net unrealized appreciation (depreciation) on investments	(86,099)
Net Assets	$ 771,392

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,217 ÷ 1,021.2 shares)	$ 43.30

Maximum offering price per share (100/94.25 of $43.30)	$ 45.94
Class T: Net Asset Value and redemption price per share ($56,504 ÷ 1,305.1 shares)	$ 43.29

Maximum offering price per share (100/96.50 of $43.29)	$ 44.86

Class C: Net Asset Value and offering price per share ($185,297 ÷ 4,282.0 shares) A	$ 43.27

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($440,887 ÷ 10,184.6 shares)	$ 43.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($44,487 ÷ 1,027.6 shares)	$ 43.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,665

Expenses
Distribution fees	$ 1,163
Independent trustees' compensation	1
Total expenses before reductions	1,164
Expense reductions	(1)	1,163
Net investment income (loss)		8,502
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,688
Capital gain distributions from underlying funds	2,934	6,622
Change in net unrealized appreciation (depreciation) on underlying funds		35,653
Net gain (loss)		42,275
Net increase (decrease) in net assets resulting from operations		$ 50,777

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,502	$ 19,222
Net realized gain (loss)	6,622	(146,987)
Change in net unrealized appreciation (depreciation)	35,653	(39,917)
Net increase (decrease) in net assets resulting from operations	50,777	(167,682)
Distributions to shareholders from net investment income	(8,468)	(19,606)
Distributions to shareholders from net realized gain	(1,857)	(12,578)
Total distributions	(10,325)	(32,184)
Share transactions - net increase (decrease)	68,113	(373,887)
Total increase (decrease) in net assets	108,565	(573,753)

Net Assets
Beginning of period	662,827	1,236,580
End of period (including undistributed net investment income of $214 and undistributed net investment income of $180, respectively)	$ 771,392	$ 662,827

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.529	.978	1.034
Net realized and unrealized gain (loss)	2.692	(5.404)	(3.239)
Total from investment operations	3.221	(4.426)	(2.205)
Distributions from net investment income	(.506)	(1.004)	(.995)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.611)	(1.494)	(1.185)
Net asset value, end of period	$ 43.30	$ 40.69	$ 46.61
Total Return B,C,D	7.90%	(9.22)%	(4.55)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.44% A	2.57%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44	$ 55	$ 95
Portfolio turnover rate	26% A	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.473	.881	.920
Net realized and unrealized gain (loss)	2.680	(5.402)	(3.234)
Total from investment operations	3.153	(4.251)	(2.314)
Distributions from net investment income	(.448)	(.909)	(.886)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.553)	(1.399)	(1.076)
Net asset value, end of period	$ 43.29	$ 40.69	$ 46.61
Total Return B,C,D	7.73%	(9.45)%	(4.76)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.19% A	2.32%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57	$ 71	$ 95
Portfolio turnover rate	26% A	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.366	.693	.682
Net realized and unrealized gain (loss)	2.686	(5.400)	(3.227)
Total from investment operations	3.052	(4.707)	(2.545)
Distributions from net investment income	(.347)	(.713)	(.685)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.452)	(1.203)	(.875)
Net asset value, end of period	$ 43.27	$ 40.67	$ 46.58
Total Return B,C,D	7.49%	(9.91)%	(5.21)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.69% A	1.82%	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 185	$ 178	$ 297
Portfolio turnover rate	26% A	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.582	1.101	1.117
Net realized and unrealized gain (loss)	2.685	(5.429)	(3.209)
Total from investment operations	3.267	(4.328)	(2.092)
Distributions from net investment income	(.562)	(1.102)	(1.108)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.667)	(1.592)	(1.298)
Net asset value, end of period	$ 43.29	$ 40.69	$ 46.61
Total Return B,C	8.02%	(8.99)%	(4.33)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.69% A	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 441	$ 303	$ 653
Portfolio turnover rate	26% A	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.582	1.074	1.149
Net realized and unrealized gain (loss)	2.685	(5.402)	(3.241)
Total from investment operations	3.267	(4.328)	(2.092)
Distributions from net investment income	(.562)	(1.102)	(1.108)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.667)	(1.592)	(1.298)
Net asset value, end of period	$ 43.29	$ 40.69	$ 46.61
Total Return B,C	8.02%	(8.99)%	(4.33)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.69% A	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44	$ 55	$ 96
Portfolio turnover rate	26% A	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.6
Fidelity Disciplined Equity Fund	5.6	5.9
Fidelity Equity-Income Fund	5.7	5.9
Fidelity Large Cap Core Enhanced Index Fund	9.1	9.4
Fidelity Series 100 Index Fund	6.8	7.0
Fidelity Series Broad Market Opportunities Fund	9.1	9.5
Fidelity Series Small Cap Opportunities Fund	3.6	3.9
	45.4	47.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.9	9.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.8
Fidelity Strategic Income Fund	2.8	2.7
	5.5	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.4
Fidelity Strategic Real Return Fund	5.6	5.4
Fidelity Total Bond Fund	17.3	16.3
	28.6	27.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.8	5.2
Fidelity Short-Term Bond Fund	5.8	5.2
	11.6	10.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.4%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	28.6%
Short-Term Funds	11.6%

Six months ago
Domestic Equity Funds	47.2%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.1%
Short-Term Funds	10.4%

Expected
Domestic Equity Funds	46.2%
International Equity Funds	9.0%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	11.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.3%
	Shares	Value
Domestic Equity Funds - 45.4%
Fidelity Advisor Mid Cap II Fund Institutional Class	3,455	$ 47,918
Fidelity Disciplined Equity Fund	2,439	48,832
Fidelity Equity-Income Fund	1,312	49,758
Fidelity Large Cap Core Enhanced Index Fund	10,582	78,939
Fidelity Series 100 Index Fund	7,752	59,306
Fidelity Series Broad Market Opportunities Fund	9,703	79,368
Fidelity Series Small Cap Opportunities Fund	4,003	31,624
TOTAL DOMESTIC EQUITY FUNDS		395,745
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class	2,709	77,545
TOTAL EQUITY FUNDS (Cost $414,677)		473,290
Fixed-Income Funds - 34.1%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	2,821	24,201
Fidelity Strategic Income Fund	2,232	24,265
TOTAL HIGH YIELD FIXED-INCOME FUNDS		48,466

	Shares	Value
Investment Grade Fixed-Income Funds - 28.6%
Fidelity Government Income Fund	4,754	$ 50,013
Fidelity Strategic Real Return Fund	5,776	48,406
Fidelity Total Bond Fund	14,223	150,906
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		249,325
TOTAL FIXED-INCOME FUNDS (Cost $274,680)		297,791
Short-Term Funds - 11.6%

Fidelity Institutional Money Market Portfolio Institutional Class	50,378	50,378
Fidelity Short-Term Bond Fund	6,087	50,947
TOTAL SHORT-TERM FUNDS (Cost $99,419)		101,325
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $788,776)		$ 872,406
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $9,927 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $154,079 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $788,776) - See accompanying schedule	$ 872,406

Liabilities
Distribution fees payable	95

Net Assets	$ 872,311
Net Assets consist of:
Paid in capital	$ 1,148,611
Undistributed net investment income	276
Accumulated undistributed net realized gain (loss) on investments	(360,206)
Net unrealized appreciation (depreciation) on investments	83,630
Net Assets	$ 872,311

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($192,955 ÷ 4,513.4 shares)	$ 42.75

Maximum offering price per share (100/94.25 of $42.75)	$ 45.36
Class T: Net Asset Value and redemption price per share ($43,680 ÷ 1,021.4 shares)	$ 42.76

Maximum offering price per share (100/96.50 of $42.76)	$ 44.31

Class C: Net Asset Value and offering price per share ($36,474 ÷ 852.6 shares)A	$ 42.78

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($554,978 ÷ 12,979.0 shares)	$ 42.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($44,224 ÷ 1,034.2 shares)	$ 42.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 12,893

Expenses
Distribution fees	$ 578
Independent trustees' compensation	2
Total expenses before reductions	580
Expense reductions	(2)	578
Net investment income (loss)		12,315
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(152,484)
Capital gain distributions from underlying funds	3,533	(148,951)
Change in net unrealized appreciation (depreciation) on underlying funds		229,522
Net gain (loss)		80,571
Net increase (decrease) in net assets resulting from operations		$ 92,886

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,315	$ 26,121
Net realized gain (loss)	(148,951)	(200,914)
Change in net unrealized appreciation (depreciation)	229,522	(11,017)
Net increase (decrease) in net assets resulting from operations	92,886	(185,810)
Distributions to shareholders from net investment income	(12,533)	(25,993)
Distributions to shareholders from net realized gain	(2,138)	(19,364)
Total distributions	(14,671)	(45,357)
Share transactions - net increase (decrease)	(829,430)	436,283
Total increase (decrease) in net assets	(751,215)	205,116

Net Assets
Beginning of period	1,623,526	1,418,410
End of period (including undistributed net investment income of $276 and undistributed net investment income of $494, respectively)	$ 872,311	$ 1,623,526

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.486	.930	1.019
Net realized and unrealized gain (loss)	2.727	(5.570)	(3.322)
Total from investment operations	3.213	(4.640)	(2.303)
Distributions from net investment income	(.568)	(.960)	(.987)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.673)	(1.670)	(1.177)
Net asset value, end of period	$ 42.75	$ 40.21	$ 46.52
Total Return B, C, D	7.98%	(9.66)%	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.27% A	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 193	$ 183	$ 402
Portfolio turnover rate	25% A	82%	23% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.433	.821	.918
Net realized and unrealized gain (loss)	2.725	(5.548)	(3.339)
Total from investment operations	3.158	(4.727)	(2.421)
Distributions from net investment income	(.513)	(.863)	(.869)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.618)	(1.573)	(1.059)
Net asset value, end of period	$ 42.76	$ 40.22	$ 46.52
Total Return B, C, D	7.84%	(9.88)%	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.02% A	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44	$ 54	$ 95
Portfolio turnover rate	25% A	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.325	.624	.690
Net realized and unrealized gain (loss)	2.730	(5.532)	(3.342)
Total from investment operations	3.055	(4.908)	(2.652)
Distributions from net investment income	(.400)	(.662)	(.648)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.505)	(1.372)	(.838)
Net asset value, end of period	$ 42.78	$ 40.23	$ 46.51
Total Return B, C, D	7.58%	(10.32)%	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.52% A	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36	$ 46	$ 95
Portfolio turnover rate	25% A	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.540	1.014	1.122
Net realized and unrealized gain (loss)	2.726	(5.557)	(3.310)
Total from investment operations	3.266	(4.543)	(2.188)
Distributions from net investment income	(.621)	(1.057)	(1.092)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.726)	(1.767)	(1.282)
Net asset value, end of period	$ 42.76	$ 40.22	$ 46.53
Total Return B, C	8.11%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.52% A	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 555	$ 1,285	$ 731
Portfolio turnover rate	25% A	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.539	1.009	1.147
Net realized and unrealized gain (loss)	2.727	(5.552)	(3.335)
Total from investment operations	3.266	(4.543)	(2.188)
Distributions from net investment income	(.621)	(1.057)	(1.092)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.726)	(1.767)	(1.282)
Net asset value, end of period	$ 42.76	$ 40.22	$ 46.53
Total Return B, C	8.11%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.52% A	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44	$ 55	$ 96
Portfolio turnover rate	25% A	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.7
Fidelity Disciplined Equity Fund	5.7	6.0
Fidelity Equity-Income Fund	5.8	6.1
Fidelity Large Cap Core Enhanced Index Fund	9.2	9.5
Fidelity Series 100 Index Fund	7.0	7.1
Fidelity Series Broad Market Opportunities Fund	9.3	9.7
Fidelity Series Small Cap Opportunities Fund	3.7	4.0
	46.3	48.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.7	10.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	3.0
Fidelity Strategic Income Fund	2.9	2.8
	5.8	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.1
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	16.8	15.8
	27.8	26.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.2	4.6
Fidelity Short-Term Bond Fund	5.2	4.7
	10.4	9.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	46.3%
International Equity Funds	9.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	10.4%

Six months ago
Domestic Equity Funds	48.1%
International Equity Funds	10.6%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	9.3%

Expected
Domestic Equity Funds	47.1%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	10.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 56.0%
	Shares	Value
Domestic Equity Funds - 46.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,831	$ 108,614
Fidelity Disciplined Equity Fund	5,536	110,825
Fidelity Equity-Income Fund	2,976	112,872
Fidelity Large Cap Core Enhanced Index Fund	24,003	179,060
Fidelity Series 100 Index Fund	17,590	134,565
Fidelity Series Broad Market Opportunities Fund	22,000	179,958
Fidelity Series Small Cap Opportunities Fund	9,080	71,734
TOTAL DOMESTIC EQUITY FUNDS		897,628
International Equity Funds - 9.7%
Fidelity Advisor International Discovery Fund Institutional Class	6,597	188,813
TOTAL EQUITY FUNDS (Cost $1,125,957)		1,086,441
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	6,583	56,482
Fidelity Strategic Income Fund	5,213	56,670
TOTAL HIGH YIELD FIXED-INCOME FUNDS		113,152

	Shares	Value
Investment Grade Fixed-Income Funds - 27.8%
Fidelity Government Income Fund	10,306	$ 108,417
Fidelity Strategic Real Return Fund	12,519	104,913
Fidelity Total Bond Fund	30,765	326,418
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		539,748
TOTAL FIXED-INCOME FUNDS (Cost $624,829)		652,900
Short-Term Funds - 10.4%

Fidelity Institutional Money Market Portfolio Institutional Class	100,304	100,304
Fidelity Short-Term Bond Fund	12,117	101,415
TOTAL SHORT-TERM FUNDS (Cost $200,455)		201,719
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,951,241)		$ 1,941,060
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $21,630 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,951,241) - See accompanying schedule	$ 1,941,060

Liabilities
Distribution fees payable	59

Net Assets	$ 1,941,001
Net Assets consist of:
Paid in capital	$ 2,059,931
Undistributed net investment income	654
Accumulated undistributed net realized gain (loss) on investments	(109,403)
Net unrealized appreciation (depreciation) on investments	(10,181)
Net Assets	$ 1,941,001

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($32,802 ÷ 765.6 shares)	$ 42.84

Maximum offering price per share (100/94.25 of $42.84)	$ 45.45
Class T: Net Asset Value and redemption price per share ($43,328 ÷ 1,011.3 shares)	$ 42.84

Maximum offering price per share (100/96.50 of $42.84)	$ 44.39

Class C: Net Asset Value and offering price per share ($33,058 ÷ 771.3 shares)A	$ 42.86

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($1,740,827 ÷ 40,643.6 shares)	$ 42.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($90,986 ÷ 2,124.2 shares)	$ 42.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 25,963

Expenses
Distribution fees	$ 370
Independent trustees' compensation	3
Total expenses before reductions	373
Expense reductions	(3)	370
Net investment income (loss)		25,593
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(49,689)
Capital gain distributions from underlying funds	7,487	(42,202)
Change in net unrealized appreciation (depreciation) on underlying funds		167,219
Net gain (loss)		125,017
Net increase (decrease) in net assets resulting from operations		$ 150,610

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,593	$ 40,311
Net realized gain (loss)	(42,202)	(55,031)
Change in net unrealized appreciation (depreciation)	167,219	(101,047)
Net increase (decrease) in net assets resulting from operations	150,610	(115,767)
Distributions to shareholders from net investment income	(25,489)	(40,128)
Distributions to shareholders from net realized gain	(8,464)	(12,077)
Total distributions	(33,953)	(52,205)
Share transactions - net increase (decrease)	(70,149)	1,087,959
Total increase (decrease) in net assets	46,508	919,987

Net Assets
Beginning of period	1,894,493	974,506
End of period (including undistributed net investment income of $654 and undistributed net investment income of $550, respectively)	$ 1,941,001	$ 1,894,493

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.521	.923	.994
Net realized and unrealized gain (loss)	2.740	(5.753)	(3.438)
Total from investment operations	3.261	(4.830)	(2.444)
Distributions from net investment income	(.522)	(.890)	(.956)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.711)	(1.280)	(1.156)
Net asset value, end of period	$ 42.84	$ 40.29	$ 46.40
Total Return B, C, D	8.08%	(10.20)%	(5.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.26%	.25% A
Expenses net of all reductions	.25% A	.26%	.25% A
Net investment income (loss)	2.43% A	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 63	$ 138
Portfolio turnover rate	18% A	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.466	.828	.875
Net realized and unrealized gain (loss)	2.746	(5.757)	(3.431)
Total from investment operations	3.212	(4.929)	(2.556)
Distributions from net investment income	(.473)	(.791)	(.844)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.662)	(1.181)	(1.044)
Net asset value, end of period	$ 42.84	$ 40.29	$ 46.40
Total Return B, C, D	7.96%	(10.44)%	(5.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.51%	.50% A
Expenses net of all reductions	.50% A	.51%	.50% A
Net investment income (loss)	2.17% A	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43	$ 54	$ 95
Portfolio turnover rate	18% A	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.359	.631	.658
Net realized and unrealized gain (loss)	2.748	(5.740)	(3.448)
Total from investment operations	3.107	(5.109)	(2.790)
Distributions from net investment income	(.358)	(.591)	(.620)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.547)	(.981)	(.820)
Net asset value, end of period	$ 42.86	$ 40.30	$ 46.39
Total Return B, C, D	7.69%	(10.88)%	(5.70)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.01%	1.00% A
Net investment income (loss)	1.67% A	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 41	$ 94
Portfolio turnover rate	18% A	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.573	.988	1.090
Net realized and unrealized gain (loss)	2.748	(5.729)	(3.425)
Total from investment operations	3.321	(4.741)	(2.335)
Distributions from net investment income	(.582)	(.989)	(1.065)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.771)	(1.379)	(1.265)
Net asset value, end of period	$ 42.83	$ 40.28	$ 46.40
Total Return B, C	8.24%	(9.98)%	(4.83)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, H	.01%	.00% A, H
Expenses net of fee waivers, if any	.00% A	.01%	.00% A
Expenses net of all reductions	.00% A	.01%	.00% A
Net investment income (loss)	2.67% A	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,741	$ 1,628	$ 552
Portfolio turnover rate	18% A	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.573	1.002	1.114
Net realized and unrealized gain (loss)	2.748	(5.753)	(3.439)
Total from investment operations	3.321	(4.751)	(2.325)
Distributions from net investment income	(.582)	(.989)	(1.065)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.771)	(1.379)	(1.265)
Net asset value, end of period	$ 42.83	$ 40.28	$ 46.41
Total Return B, C	8.24%	(10.00)%	(4.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, H	.01%	.00% A, H
Expenses net of fee waivers, if any	.00% A	.01%	.00% A
Expenses net of all reductions	.00% A	.01%	.00% A
Net investment income (loss)	2.67% A	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91	$ 108	$ 95
Portfolio turnover rate	18% A	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.9
Fidelity Disciplined Equity Fund	5.8	6.1
Fidelity Equity-Income Fund	6.0	6.2
Fidelity Large Cap Core Enhanced Index Fund	9.4	9.8
Fidelity Series 100 Index Fund	7.1	7.3
Fidelity Series Broad Market Opportunities Fund	9.5	9.9
Fidelity Series Small Cap Opportunities Fund	3.8	4.0
	47.3	49.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.7	11.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.1
Fidelity Strategic Income Fund	3.1	3.0
	6.1	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.0
Fidelity Strategic Real Return Fund	5.3	5.2
Fidelity Total Bond Fund	16.6	15.6
	27.4	25.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.2	3.6
Fidelity Short-Term Bond Fund	4.3	3.7
	8.5	7.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.3%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	8.5%

Six months ago
Domestic Equity Funds	49.2%
International Equity Funds	11.6%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	25.8%
Short-Term Funds	7.3%

Expected
Domestic Equity Funds	48.1%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	8.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.0%
	Shares	Value
Domestic Equity Funds - 47.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	4,507	$ 62,518
Fidelity Disciplined Equity Fund	3,182	63,710
Fidelity Equity-Income Fund	1,712	64,924
Fidelity Large Cap Core Enhanced Index Fund	13,800	102,949
Fidelity Series 100 Index Fund	10,118	77,402
Fidelity Series Broad Market Opportunities Fund	12,654	103,513
Fidelity Series Small Cap Opportunities Fund	5,218	41,223
TOTAL DOMESTIC EQUITY FUNDS		516,239
International Equity Funds - 10.7%
Fidelity Advisor International Discovery Fund Institutional Class	4,058	116,137
TOTAL EQUITY FUNDS (Cost $804,303)		632,376
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	3,891	33,388
Fidelity Strategic Income Fund	3,080	33,475
TOTAL HIGH YIELD FIXED-INCOME FUNDS		66,863

	Shares	Value
Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund	5,700	$ 59,962
Fidelity Strategic Real Return Fund	6,924	58,026
Fidelity Total Bond Fund	17,064	181,046
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		299,034
TOTAL FIXED-INCOME FUNDS (Cost $364,549)		365,897
Short-Term Funds - 8.5%

Fidelity Institutional Money Market Portfolio Institutional Class	46,052	46,052
Fidelity Short-Term Bond Fund	5,564	46,574
TOTAL SHORT-TERM FUNDS (Cost $92,982)		92,626
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,261,834)		$ 1,090,899
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $19,968 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $116,879 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,261,834) - See accompanying schedule		$ 1,090,899
Cash		75
Receivable for fund shares sold		102
Total assets		1,091,076

Liabilities
Payable for investments purchased	$ 98
Distribution fees payable	244
Total liabilities		342

Net Assets		$ 1,090,734
Net Assets consist of:
Paid in capital		$ 1,489,958
Undistributed net investment income		305
Accumulated undistributed net realized gain (loss) on investments		(228,594)
Net unrealized appreciation (depreciation) on investments		(170,935)
Net Assets		$ 1,090,734

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,347 ÷ 1,024.6 shares)		$ 42.31

Maximum offering price per share (100/94.25 of $42.31)		$ 44.89
Class T: Net Asset Value and redemption price per share ($282,313 ÷ 6,675.2 shares)		$ 42.29

Maximum offering price per share (100/96.50 of $42.29)		$ 43.82

Class C: Net Asset Value and offering price per share ($123,317 ÷ 2,914.4 shares)A		$ 42.31

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($587,370 ÷ 13,884.2 shares)		$ 42.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($54,387 ÷ 1,285.6 shares)		$ 42.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 15,493

Expenses
Distribution fees	$ 1,483
Independent trustees' compensation	2
Total expenses before reductions	1,485
Expense reductions	(2)	1,483
Net investment income (loss)		14,010
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(32,242)
Capital gain distributions from underlying funds	4,621	(27,621)
Change in net unrealized appreciation (depreciation) on underlying funds		113,021
Net gain (loss)		85,400
Net increase (decrease) in net assets resulting from operations		$ 99,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,010	$ 30,642
Net realized gain (loss)	(27,621)	(149,761)
Change in net unrealized appreciation (depreciation)	113,021	(138,543)
Net increase (decrease) in net assets resulting from operations	99,410	(257,662)
Distributions to shareholders from net investment income	(13,991)	(30,961)
Distributions to shareholders from net realized gain	(3,949)	(18,420)
Total distributions	(17,940)	(49,381)
Share transactions - net increase (decrease)	(125,428)	(236,442)
Total increase (decrease) in net assets	(43,958)	(543,485)

Net Assets
Beginning of period	1,134,692	1,678,177
End of period (including undistributed net investment income of $305 and undistributed net investment income of $286, respectively)	$ 1,090,734	$ 1,134,692

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.508	.937	.951
Net realized and unrealized gain (loss)	2.773	(6.127)	(3.464)
Total from investment operations	3.281	(5.190)	(2.513)
Distributions from net investment income	(.527)	(.940)	(.897)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.671)	(1.510)	(1.087)
Net asset value, end of period	$ 42.31	$ 39.70	$ 46.40
Total ReturnB,C,D	8.25%	(10.72)%	(5.17)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%A	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%A
Net investment income (loss)	2.40%A	2.52%	2.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43	$ 54	$ 95
Portfolio turnover rate	31%A	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.455	.844	.823
Net realized and unrealized gain (loss)	2.766	(6.122)	(3.449)
Total from investment operations	3.221	(5.278)	(2.626)
Distributions from net investment income	(.477)	(.852)	(.794)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.621)	(1.422)	(.984)
Net asset value, end of period	$ 42.29	$ 39.69	$ 46.39
Total ReturnB,C,D	8.10%	(10.93)%	(5.39)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%A	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%A
Net investment income (loss)	2.15%A	2.28%	1.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 282	$ 265	$ 384
Portfolio turnover rate	31%A	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.349	.655	.609
Net realized and unrealized gain (loss)	2.763	(6.114)	(3.465)
Total from investment operations	3.112	(5.459)	(2.856)
Distributions from net investment income	(.368)	(.651)	(.564)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.512)	(1.221)	(.754)
Net asset value, end of period	$ 42.31	$ 39.71	$ 46.39
Total ReturnB,C,D	7.82%	(11.38)%	(5.82)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%A	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%A
Net investment income (loss)	1.65%A	1.77%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 123	$ 116	$ 94
Portfolio turnover rate	31%A	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008F

Selected Per-Share Data
Net asset value, beginning of period	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.560	1.034	1.043
Net realized and unrealized gain (loss)	2.766	(6.126)	(3.445)
Total from investment operations	3.326	(5.092)	(2.402)
Distributions from net investment income	(.582)	(1.038)	(1.008)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.726)	(1.608)	(1.198)
Net asset value, end of period	$ 42.30	$ 39.70	$ 46.40
Total ReturnB,C	8.36%	(10.48)%	(4.96)%
Ratios to Average Net AssetsE,G
Expenses before reductions H	.00%A	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%A
Net investment income (loss)	2.65%A	2.78%	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 587	$ 632	$ 986
Portfolio turnover rate	31%A	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008F

Selected Per-Share Data
Net asset value, beginning of period	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.561	1.031	1.064
Net realized and unrealized gain (loss)	2.765	(6.123)	(3.466)
Total from investment operations	3.326	(5.092)	(2.402)
Distributions from net investment income	(.582)	(1.038)	(1.008)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.726)	(1.608)	(1.198)
Net asset value, end of period	$ 42.30	$ 39.70	$ 46.40
Total Return B, C	8.36%	(10.48)%	(4.96)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00%A	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%A
Net investment income (loss)	2.65%A	2.78%	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 67	$ 119
Portfolio turnover rate	31%A	39%	44%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	6.0
Fidelity Disciplined Equity Fund	6.0	6.2
Fidelity Equity-Income Fund	6.1	6.4
Fidelity Large Cap Core Enhanced Index Fund	9.7	10.0
Fidelity Series 100 Index Fund	7.3	7.5
Fidelity Series Broad Market Opportunities Fund	9.8	10.2
Fidelity Series Small Cap Opportunities Fund	3.9	4.2
	48.7	50.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.7	12.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.3
Fidelity Strategic Income Fund	3.3	3.2
	6.5	6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.0
Fidelity Strategic Real Return Fund	5.3	5.1
Fidelity Total Bond Fund	16.4	15.4
	27.2	25.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.9	2.4
Fidelity Short-Term Bond Fund	3.0	2.4
	5.9	4.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	48.7%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	5.9%

Six months ago
Domestic Equity Funds	50.5%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	25.5%
Short-Term Funds	4.8%

Expected
Domestic Equity Funds	49.3%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	6.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.4%
	Shares	Value
Domestic Equity Funds - 48.7%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,780	$ 135,652
Fidelity Disciplined Equity Fund	6,910	138,348
Fidelity Equity-Income Fund	3,716	140,943
Fidelity Large Cap Core Enhanced Index Fund	29,960	223,499
Fidelity Series 100 Index Fund	21,957	167,973
Fidelity Series Broad Market Opportunities Fund	27,467	224,679
Fidelity Series Small Cap Opportunities Fund	11,332	89,520
TOTAL DOMESTIC EQUITY FUNDS		1,120,614
International Equity Funds - 11.7%
Fidelity Advisor International Discovery Fund Institutional Class	9,404	269,151
TOTAL EQUITY FUNDS (Cost $1,540,560)		1,389,765
Fixed-Income Funds - 33.7%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	8,740	74,989
Fidelity Strategic Income Fund	6,918	75,200
TOTAL HIGH YIELD FIXED-INCOME FUNDS		150,189

	Shares	Value
Investment Grade Fixed-Income Funds - 27.2%
Fidelity Government Income Fund	11,917	$ 125,363
Fidelity Strategic Real Return Fund	14,482	121,361
Fidelity Total Bond Fund	35,646	378,200
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		624,924
TOTAL FIXED-INCOME FUNDS (Cost $763,608)		775,113
Short-Term Funds - 5.9%

Fidelity Institutional Money Market Portfolio Institutional Class	67,214	67,214
Fidelity Short-Term Bond Fund	8,119	67,959
TOTAL SHORT-TERM FUNDS (Cost $134,677)		135,173
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,438,845)		$ 2,300,051
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $2,934 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $2,438,845) - See accompanying schedule		$ 2,300,051
Cash		39
Receivable for fund shares sold		2,000
Total assets		2,302,090

Liabilities
Payable for investments purchased	$ 2,000
Distribution fees payable	82
Total liabilities		2,082

Net Assets		$ 2,300,008
Net Assets consist of:
Paid in capital		$ 2,480,613
Undistributed net investment income		731
Accumulated undistributed net realized gain (loss) on investments		(42,542)
Net unrealized appreciation (depreciation) on investments		(138,794)
Net Assets		$ 2,300,008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($90,680 ÷ 2,181.0 shares)		$ 41.58

Maximum offering price per share (100/94.25 of $41.58)		$ 44.12
Class T: Net Asset Value and redemption price per share ($45,963 ÷ 1,105.3 shares)		$ 41.58

Maximum offering price per share (100/96.50 of $41.58)		$ 43.09

Class C: Net Asset Value and offering price per share ($45,477 ÷ 1,093.9 shares)A		$ 41.57

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($2,071,433 ÷ 49,816.6 shares)		$ 41.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($46,455 ÷ 1,117.3 shares)		$ 41.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 30,855

Expenses
Distribution fees	$ 537
Independent trustees' compensation	3
Total expenses before reductions	540
Expense reductions	(3)	537
Net investment income (loss)		30,318
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(23,513)
Capital gain distributions from underlying funds	9,042	(14,471)
Change in net unrealized appreciation (depreciation) on underlying funds		146,933
Net gain (loss)		132,462
Net increase (decrease) in net assets resulting from operations		$ 162,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,318	$ 34,610
Net realized gain (loss)	(14,471)	(9,486)
Change in net unrealized appreciation (depreciation)	146,933	(188,389)
Net increase (decrease) in net assets resulting from operations	162,780	(163,265)
Distributions to shareholders from net investment income	(29,970)	(34,702)
Distributions to shareholders from net realized gain	(9,084)	(7,442)
Total distributions	(39,054)	(42,144)
Share transactions - net increase (decrease)	725,399	169,425
Total increase (decrease) in net assets	849,125	(35,984)

Net Assets
Beginning of period	1,450,883	1,486,867
End of period (including undistributed net investment income of $731 and undistributed net investment income of $383, respectively)	$ 2,300,008	$ 1,450,883

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.529	.856	.442
Net realized and unrealized gain (loss)	2.766	(6.093)	(4.811)
Total from investment operations	3.295	(5.237)	(4.369)
Distributions from net investment income	(.500)	(.873)	(.371)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.665)	(1.073)	(.371)
Net asset value, end of period	$ 41.58	$ 38.95	$ 45.26
Total Return B, C, D	8.44%	(11.24)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.54% A	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91	$ 115	$ 91
Portfolio turnover rate	17% A	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.476	.791	.373
Net realized and unrealized gain (loss)	2.756	(6.111)	(4.809)
Total from investment operations	3.232	(5.320)	(4.436)
Distributions from net investment income	(.447)	(.780)	(.304)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.612)	(.980)	(.304)
Net asset value, end of period	$ 41.58	$ 38.96	$ 45.26
Total Return B, C, D	8.28%	(11.45)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.29% A	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 57	$ 91
Portfolio turnover rate	17% A	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.373	.611	.233
Net realized and unrealized gain (loss)	2.758	(6.107)	(4.812)
Total from investment operations	3.131	(5.496)	(4.579)
Distributions from net investment income	(.346)	(.594)	(.181)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.511)	(.794)	(.181)
Net asset value, end of period	$ 41.57	$ 38.95	$ 45.24
Total Return B, C, D	8.02%	(11.89)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.79% A	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 57	$ 91
Portfolio turnover rate	17% A	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.581	.965	.502
Net realized and unrealized gain (loss)	2.760	(6.112)	(4.795)
Total from investment operations	3.341	(5.147)	(4.293)
Distributions from net investment income	(.556)	(.963)	(.437)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.721)	(1.163)	(.437)
Net asset value, end of period	$ 41.58	$ 38.96	$ 45.27
Total Return B, C	8.56%	(11.02)%	(8.61)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.79% A	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,071	$ 1,165	$ 1,122
Portfolio turnover rate	17% A	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.582	.974	.511
Net realized and unrealized gain (loss)	2.759	(6.111)	(4.814)
Total from investment operations	3.341	(5.137)	(4.303)
Distributions from net investment income	(.556)	(.963)	(.437)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.721)	(1.163)	(.437)
Net asset value, end of period	$ 41.58	$ 38.96	$ 45.26
Total Return B, C	8.56%	(11.00)%	(8.63)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.79% A	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 58	$ 91
Portfolio turnover rate	17% A	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.2
Fidelity Disciplined Equity Fund	6.2	6.3
Fidelity Equity-Income Fund	6.2	6.5
Fidelity Large Cap Core Enhanced Index Fund	10.0	10.2
Fidelity Series 100 Index Fund	7.5	7.6
Fidelity Series Broad Market Opportunities Fund	10.0	10.4
Fidelity Series Small Cap Opportunities Fund	4.0	4.3
	49.9	51.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.3	13.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.4	3.5
Fidelity Strategic Income Fund	3.4	3.3
	6.8	6.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	4.9
Fidelity Strategic Real Return Fund	5.3	5.1
Fidelity Total Bond Fund	16.4	15.2
	27.1	25.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.9	1.6
Fidelity Short-Term Bond Fund	2.0	1.7
	3.9	3.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	49.9%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	27.1%
Short-Term Funds	3.9%

Six months ago
Domestic Equity Funds	51.5%
International Equity Funds	13.2%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	25.2%
Short-Term Funds	3.3%

Expected
Domestic Equity Funds	50.6%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	4.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 62.2%
	Shares	Value
Domestic Equity Funds - 49.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,491	$ 103,900
Fidelity Disciplined Equity Fund	5,288	105,866
Fidelity Equity-Income Fund	2,835	107,515
Fidelity Large Cap Core Enhanced Index Fund	22,959	171,271
Fidelity Series 100 Index Fund	16,809	128,586
Fidelity Series Broad Market Opportunities Fund	20,993	171,723
Fidelity Series Small Cap Opportunities Fund	8,661	68,418
TOTAL DOMESTIC EQUITY FUNDS		857,279
International Equity Funds - 12.3%
Fidelity Advisor International Discovery Fund Institutional Class	7,377	211,141
TOTAL EQUITY FUNDS (Cost $1,175,695)		1,068,420
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 6.8%
Fidelity Capital & Income Fund	6,846	58,738
Fidelity Strategic Income Fund	5,441	59,140
TOTAL HIGH YIELD FIXED-INCOME FUNDS		117,878

	Shares	Value
Investment Grade Fixed-Income Funds - 27.1%
Fidelity Government Income Fund	8,897	$ 93,597
Fidelity Strategic Real Return Fund	10,814	90,620
Fidelity Total Bond Fund	26,522	281,402
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		465,619
TOTAL FIXED-INCOME FUNDS (Cost $584,709)		583,497
Short-Term Funds - 3.9%

Fidelity Institutional Money Market Portfolio Institutional Class	33,145	33,145
Fidelity Short-Term Bond Fund	3,996	33,445
TOTAL SHORT-TERM FUNDS (Cost $66,697)		66,590
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,827,101)		$ 1,718,507
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $763 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $119,954 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,827,101) - See accompanying schedule		$ 1,718,507
Cash		39
Receivable for fund shares sold		219
Total assets		1,718,765

Liabilities
Payable for investments purchased	$ 215
Distribution fees payable	107
Total liabilities		322

Net Assets		$ 1,718,443
Net Assets consist of:
Paid in capital		$ 1,991,099
Undistributed net investment income		548
Accumulated undistributed net realized gain (loss) on investments		(164,610)
Net unrealized appreciation (depreciation) on investments		(108,594)
Net Assets		$ 1,718,443

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,265 ÷ 1,690.3 shares)		$ 41.57

Maximum offering price per share (100/94.25 of $41.57)		$ 44.11
Class T: Net Asset Value and redemption price per share ($110,830 ÷ 2,665.7 shares)		$ 41.58

Maximum offering price per share (100/96.50 of $41.58)		$ 43.09

Class C: Net Asset Value and offering price per share ($45,450 ÷ 1,093.0 shares)A		$ 41.58

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($1,415,589 ÷ 34,051.6 shares)		$ 41.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($76,309 ÷ 1,835.5 shares)		$ 41.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 14,094

Expenses
Distribution fees	$ 607
Independent trustees' compensation	1
Total expenses before reductions	608
Expense reductions	(1)	607
Net investment income (loss)		13,487
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(27,898)
Capital gain distributions from underlying funds	3,959	(23,939)
Change in net unrealized appreciation (depreciation) on underlying funds		29,038
Net gain (loss)		5,099
Net increase (decrease) in net assets resulting from operations		$ 18,586

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,487	$ 21,563
Net realized gain (loss)	(23,939)	(132,977)
Change in net unrealized appreciation (depreciation)	29,038	(60,943)
Net increase (decrease) in net assets resulting from operations	18,586	(172,357)
Distributions to shareholders from net investment income	(13,167)	(21,734)
Distributions to shareholders from net realized gain	(2,906)	(5,513)
Total distributions	(16,073)	(27,247)
Share transactions - net increase (decrease)	1,058,994	(147,189)
Total increase (decrease) in net assets	1,061,507	(346,793)

Net Assets
Beginning of period	656,936	1,003,729
End of period (including undistributed net investment income of $548 and undistributed net investment income of $228, respectively)	$ 1,718,443	$ 656,936

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.638	.933	.442
Net realized and unrealized gain (loss)	2.693	(6.238)	(4.814)
Total from investment operations	3.331	(5.305)	(4.372)
Distributions from net investment income	(.491)	(.885)	(.398)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.591)	(1.095)	(.398)
Net asset value, end of period	$ 41.57	$ 38.83	$ 45.23
Total Return B, C, D	8.56%	(11.41)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	3.06% A	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70	$ 57	$ 91
Portfolio turnover rate	51% A	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.586	.836	.371
Net realized and unrealized gain (loss)	2.692	(6.227)	(4.809)
Total from investment operations	3.278	(5.391)	(4.438)
Distributions from net investment income	(.438)	(.789)	(.332)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.538)	(.999)	(.332)
Net asset value, end of period	$ 41.58	$ 38.84	$ 45.23
Total Return B, C, D	8.42%	(11.62)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.82% A	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 102	$ 132
Portfolio turnover rate	51% A	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.482	.664	.234
Net realized and unrealized gain (loss)	2.689	(6.229)	(4.816)
Total from investment operations	3.171	(5.565)	(4.582)
Distributions from net investment income	(.331)	(.605)	(.198)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.431)	(.815)	(.198)
Net asset value, end of period	$ 41.58	$ 38.84	$ 45.22
Total Return B, C, D	8.14%	(12.06)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	2.31% A	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 57	$ 91
Portfolio turnover rate	51% A	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.688	1.015	.504
Net realized and unrealized gain (loss)	2.694	(6.231)	(4.810)
Total from investment operations	3.382	(5.216)	(4.306)
Distributions from net investment income	(.542)	(.974)	(.464)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.642)	(1.184)	(.464)
Net asset value, end of period	$ 41.57	$ 38.83	$ 45.23
Total Return B, C	8.69%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	3.32% A	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,416	$ 384	$ 598
Portfolio turnover rate	51% A	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.691	1.022	.512
Net realized and unrealized gain (loss)	2.691	(6.238)	(4.818)
Total from investment operations	3.382	(5.216)	(4.306)
Distributions from net investment income	(.542)	(.974)	(.464)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.642)	(1.184)	(.464)
Net asset value, end of period	$ 41.57	$ 38.83	$ 45.23
Total Return B, C	8.69%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	3.32% A	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76	$ 57	$ 91
Portfolio turnover rate	51% A	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.2
Fidelity Disciplined Equity Fund	6.3	6.5
Fidelity Equity-Income Fund	6.4	6.6
Fidelity Large Cap Core Enhanced Index Fund	10.1	10.3
Fidelity Series 100 Index Fund	7.6	7.7
Fidelity Series Broad Market Opportunities Fund	10.1	10.6
Fidelity Series Small Cap Opportunities Fund	4.0	4.3
	50.6	52.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.5	13.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.5	3.6
Fidelity Strategic Income Fund	3.6	3.4
	7.1	7.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	4.9
Fidelity Strategic Real Return Fund	5.3	5.1
Fidelity Total Bond Fund	16.3	15.2
	27.0	25.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.4	1.1
Fidelity Short-Term Bond Fund	1.4	1.2
	2.8	2.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	50.6%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	7.1%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	2.8%

Six months ago
Domestic Equity Funds	52.2%
International Equity Funds	13.3%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	25.2%
Short-Term Funds	2.3%

Expected
Domestic Equity Funds	51.4%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2009. The current allocation is based on the fund's holdings as of January 31, 2010. The expected allocation represents the fund's anticipated allocation at July 31, 2010.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2010 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 63.1%
	Shares	Value
Domestic Equity Funds - 50.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	13,577	$ 188,315
Fidelity Disciplined Equity Fund	9,598	192,157
Fidelity Equity-Income Fund	5,160	195,702
Fidelity Large Cap Core Enhanced Index Fund	41,614	310,441
Fidelity Series 100 Index Fund	30,507	233,379
Fidelity Series Broad Market Opportunities Fund	38,141	311,994
Fidelity Series Small Cap Opportunities Fund	15,743	124,371
TOTAL DOMESTIC EQUITY FUNDS		1,556,359
International Equity Funds - 12.5%
Fidelity Advisor International Discovery Fund Institutional Class	13,449	384,897
TOTAL EQUITY FUNDS (Cost $2,065,026)		1,941,256
Fixed-Income Funds - 34.1%

High Yield Fixed-Income Funds - 7.1%
Fidelity Capital & Income Fund	12,696	108,933
Fidelity Strategic Income Fund	10,050	109,246
TOTAL HIGH YIELD FIXED-INCOME FUNDS		218,179

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund	15,821	$ 166,433
Fidelity Strategic Real Return Fund	19,238	161,215
Fidelity Total Bond Fund	47,346	502,339
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		829,987
TOTAL FIXED-INCOME FUNDS (Cost $1,011,585)		1,048,166
Short-Term Funds - 2.8%

Fidelity Institutional Money Market Portfolio Institutional Class	42,279	42,279
Fidelity Short-Term Bond Fund	5,106	42,739
TOTAL SHORT-TERM FUNDS (Cost $84,638)		85,018
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,161,249)		$ 3,074,440
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $2,106 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $17,530 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $3,161,249) - See accompanying schedule	$ 3,074,440
Cash	39
Total assets	3,074,479

Liabilities
Distribution fees payable	78

Net Assets	$ 3,074,401
Net Assets consist of:
Paid in capital	$ 3,221,475
Undistributed net investment income	988
Accumulated undistributed net realized gain (loss) on investments	(61,253)
Net unrealized appreciation (depreciation) on investments	(86,809)
Net Assets	$ 3,074,401

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($60,244 ÷ 1,449.1 shares)	$ 41.57

Maximum offering price per share (100/94.25 of $41.57)	$ 44.11
Class T: Net Asset Value and redemption price per share ($45,927 ÷ 1,104.5 shares)	$ 41.58

Maximum offering price per share (100/96.50 of $41.58)	$ 43.09

Class C: Net Asset Value and offering price per share ($45,444 ÷ 1,092.9 shares)A	$ 41.58

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($2,876,362 ÷ 69,179.6 shares)	$ 41.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($46,424 ÷ 1,116.6 shares)	$ 41.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 37,511

Expenses
Distribution fees	$ 507
Independent trustees' compensation	4
Total expenses before reductions	511
Expense reductions	(4)	507
Net investment income (loss)		37,004
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	159
Capital gain distributions from underlying funds	10,416	10,575
Change in net unrealized appreciation (depreciation) on underlying funds		104,535
Net gain (loss)		115,110
Net increase (decrease) in net assets resulting from operations		$ 152,114

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,004	$ 34,494
Net realized gain (loss)	10,575	(57,391)
Change in net unrealized appreciation (depreciation)	104,535	(80,331)
Net increase (decrease) in net assets resulting from operations	152,114	(103,228)
Distributions to shareholders from net investment income	(36,532)	(34,488)
Distributions to shareholders from net realized gain	(7,508)	(6,906)
Total distributions	(44,040)	(41,394)
Share transactions - net increase (decrease)	1,312,447	465,174
Total increase (decrease) in net assets	1,420,521	320,552

Net Assets
Beginning of period	1,653,880	1,333,328
End of period (including undistributed net investment income of $988 and undistributed net investment income of $516, respectively)	$ 3,074,401	$ 1,653,880

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.594	.819	.425
Net realized and unrealized gain (loss)	2.759	(6.123)	(4.836)
Total from investment operations	3.353	(5.304)	(4.411)
Distributions from net investment income	(.508)	(.866)	(.389)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.613)	(1.066)	(.389)
Net asset value, end of period	$ 41.57	$ 38.83	$ 45.20
Total Return B, C, D	8.61%	(11.40)%	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	2.85% A	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60	$ 88	$ 91
Portfolio turnover rate	19% A	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended (Unaudited)

Years ended July 31,

2010

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.541	.739	.365
Net realized and unrealized gain (loss)	2.764	(6.128)	(4.852)
Total from investment operations	3.305	(5.389)	(4.487)
Distributions from net investment income	(.450)	(.771)	(.323)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.555)	(.971)	(.323)
Net asset value, end of period	$ 41.58	$ 38.83	$ 45.19
Total Return B, C, D	8.49%	(11.62)%	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	2.59% A	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 57	$ 91
Portfolio turnover rate	19% A	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Six months ended (Unaudited)

Years ended July 31,

2010

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.437	.560	.226
Net realized and unrealized gain (loss)	2.756	(6.123)	(4.846)
Total from investment operations	3.193	(5.563)	(4.620)
Distributions from net investment income	(.348)	(.587)	(.190)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.453)	(.787)	(.190)
Net asset value, end of period	$ 41.58	$ 38.84	$ 45.19
Total Return B, C, D	8.19%	(12.05)%	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	2.10% A	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 56	$ 91
Portfolio turnover rate	19% A	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.645	.900	.496
Net realized and unrealized gain (loss)	2.769	(6.114)	(4.840)
Total from investment operations	3.414	(5.214)	(4.344)
Distributions from net investment income	(.559)	(.956)	(.456)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.664)	(1.156)	(.456)
Net asset value, end of period	$ 41.58	$ 38.83	$ 45.20
Total Return B, C	8.77%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	3.10% A	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,876	$ 1,395	$ 969
Portfolio turnover rate	19% A	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.645	.918	.504
Net realized and unrealized gain (loss)	2.769	(6.132)	(4.848)
Total from investment operations	3.414	(5.214)	(4.344)
Distributions from net investment income	(.559)	(.956)	(.456)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.664)	(1.156)	(.456)
Net asset value, end of period	$ 41.58	$ 38.83	$ 45.20
Total Return B, C	8.77%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	3.10% A	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 57	$ 91
Portfolio turnover rate	19% A	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period December 31, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR) and its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 10,977,970	$ 171,876	$ (824,169)	$ (652,293)
Fidelity Income Replacement 2018 Fund	5,681,742	49,745	(608,370)	(558,625)
Fidelity Income Replacement 2020 Fund	3,333,039	89,394	(244,252)	(154,858)
Fidelity Income Replacement 2022 Fund	3,061,944	25,055	(401,915)	(376,860)
Fidelity Income Replacement 2024 Fund	1,851,694	21,345	(183,631)	(162,286)
Fidelity Income Replacement 2026 Fund	706,001	5,108	(101,821)	(96,713)
Fidelity Income Replacement 2028 Fund	7,510,058	77,943	(849,733)	(771,790)
Fidelity Income Replacement 2030 Fund	878,362	8,711	(115,486)	(106,775)
Fidelity Income Replacement 2032 Fund	789,144	83,739	(477)	83,262
Fidelity Income Replacement 2034 Fund	2,005,749	89,554	(154,243)	(64,689)
Fidelity Income Replacement 2036 Fund	1,276,809	15,590	(201,500)	(185,910)
Fidelity Income Replacement 2038 Fund	2,466,824	59,775	(226,548)	(166,773)
Fidelity Income Replacement 2040 Fund	1,838,780	12,264	(132,537)	(120,273)
Fidelity Income Replacement 2042 Fund	3,205,484	121,489	(252,533)	(131,044)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	3,026,914	2,224,302
Fidelity Income Replacement 2018 Fund	747,311	680,051
Fidelity Income Replacement 2020 Fund	877,978	450,030
Fidelity Income Replacement 2022 Fund	521,591	829,081
Fidelity Income Replacement 2024 Fund	506,482	211,233
Fidelity Income Replacement 2026 Fund	210,619	367,365
Fidelity Income Replacement 2028 Fund	702,462	721,788
Fidelity Income Replacement 2030 Fund	162,295	93,057
Fidelity Income Replacement 2032 Fund	125,634	953,895
Fidelity Income Replacement 2034 Fund	170,690	241,799
Fidelity Income Replacement 2036 Fund	177,481	301,064
Fidelity Income Replacement 2038 Fund	916,466	185,738
Fidelity Income Replacement 2040 Fund	1,281,277	220,906
Fidelity Income Replacement 2042 Fund	1,542,512	226,685

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 3,203	$ -
Class T	.25%	.25%	1,528	764
Class C	.75%	.25%	6,335	848
			$ 11,066	$ 1,612
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,079	$ -
Class T	.25%	.25%	208	104
Class C	.75%	.25%	691	78
			$ 1,978	$ 182
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 730	$ -
Class T	.25%	.25%	454	227
Class C	.75%	.25%	1,244	185
			$ 2,428	$ 412
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 65	$ 4
Class T	.25%	.25%	272	136
Class C	.75%	.25%	318	207
			$ 655	$ 347
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 375	$ 4
Class T	.25%	.25%	178	157
Class C	.75%	.25%	787	46
			$ 1,340	$ 207
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 80	$ 49
Class T	.25%	.25%	180	126
Class C	.75%	.25%	964	33
			$ 1,224	$ 208
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 433	$ 3
Class T	.25%	.25%	822	411
Class C	.75%	.25%	393	138
			$ 1,648	$ 552
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 64	$ 64
Class T	.25%	.25%	168	98
Class C	.75%	.25%	931	34
			$ 1,163	$ 196
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 241	$ 5
Class T	.25%	.25%	126	126
Class C	.75%	.25%	211	211
			$ 578	$ 342
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 51	$ 47
Class T	.25%	.25%	125	125
Class C	.75%	.25%	194	194
			$ 370	$ 366

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 63	$ 63
Class T	.25%	.25%	706	353
Class C	.75%	.25%	714	303
			$ 1,483	$ 719
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 135	$ 26
Class T	.25%	.25%	136	136
Class C	.75%	.25%	266	266
			$ 537	$ 428
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 75	$ 67
Class T	.25%	.25%	266	133
Class C	.75%	.25%	266	266
			$ 607	$ 466
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 105	$ 46
Class T	.25%	.25%	136	136
Class C	.75%	.25%	266	266
			$ 507	$ 448

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Income Replacement 2016 Fund
Class A	$ 2,702
Class C*	7
$ 2,709
Fidelity Income Replacement 2020 Fund
Class A	$ 1,103
Fidelity Income Replacement 2022 Fund
Class T	$ 252
Fidelity Income Replacement 2028 Fund
Class A	$ 560
Fidelity Income Replacement 2036 Fund
Class T	$ 8
Fidelity Income Replacement 2040 Fund
Class T	$ 1

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded 0.00% of average net assets plus distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Semiannual Report

5. Expense Reductions - continued

Reimbursement from adviser*

Fidelity Income Replacement 2016 Fund	$ 17
Fidelity Income Replacement 2018 Fund	9
Fidelity Income Replacement 2020 Fund	5
Fidelity Income Replacement 2022 Fund	5
Fidelity Income Replacement 2024 Fund	3
Fidelity Income Replacement 2026 Fund	1
Fidelity Income Replacement 2028 Fund	12
Fidelity Income Replacement 2030 Fund	1
Fidelity Income Replacement 2032 Fund	2
Fidelity Income Replacement 2034 Fund	3
Fidelity Income Replacement 2036 Fund	2
Fidelity Income Replacement 2038 Fund	3
Fidelity Income Replacement 2040 Fund	1
Fidelity Income Replacement 2042 Fund	4

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 29,402	$ 64,996
Class T	6,649	13,059
Class C	9,659	23,516
Income Replacement 2016	68,401	120,145
Institutional Class	1,415	4,162
Total	$ 115,526	$ 225,878
From net realized gain
Class A	$ 6,094	$ 24,263
Class T	1,771	5,452
Class C	3,226	11,304
Income Replacement 2016	14,426	39,690
Institutional Class	316	1,537
Total	$ 25,833	$ 82,246
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 10,357	$ 25,445
Class T	843	2,885
Class C	1,171	5,424
Income Replacement 2018	48,221	104,750
Institutional Class	4,531	9,966
Total	$ 65,123	$ 148,470
From net realized gain
Class A	$ 2,282	$ 10,758
Class T	200	1,409
Class C	353	3,429
Income Replacement 2018	9,798	35,565
Institutional Class	910	4,078
Total	$ 13,543	$ 55,239

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2010	Year ended July 31, 2009
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 7,248	$ 13,087
Class T	1,945	3,877
Class C	2,118	5,425
Income Replacement 2020	23,445	39,603
Institutional Class	1,422	3,393
Total	$ 36,178	$ 65,385
From net realized gain
Class A	$ 1,618	$ 5,098
Class T	468	1,321
Class C	667	3,119
Income Replacement 2020	4,645	11,604
Institutional Class	316	1,146
Total	$ 7,714	$ 22,288
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 504	$ 5,300
Class T	1,001	3,427
Class C	485	1,690
Income Replacement 2022	34,112	81,861
Institutional Class	2,216	5,969
Total	$ 38,318	$ 98,247
From net realized gain
Class A	$ 290	$ 2,337
Class T	657	1,564
Class C	426	977
Income Replacement 2022	17,200	29,812
Institutional Class	1,161	2,269
Total	$ 19,734	$ 36,959
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 3,542	$ 9,175
Class T	754	1,846
Class C	1,279	3,453
Income Replacement 2024	14,519	17,715
Institutional Class	653	2,023
Total	$ 20,747	$ 34,212
From net realized gain
Class A	$ 733	$ 4,699
Class T	173	988
Class C	389	2,338
Income Replacement 2024	2,820	6,835
Institutional Class	118	895
Total	$ 4,233	$ 15,755
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 745	$ 2,472
Class T	1,055	1,680
Class C	1,663	5,839
Income Replacement 2026	4,326	15,238
Institutional Class	671	2,042
Total	$ 8,460	$ 27,271

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2010	Year ended July 31, 2009
Fidelity Income Replacement 2026 Fund - continued
From net realized gain
Class A	$ 145	$ 1,669
Class T	294	1,215
Class C	484	6,011
Income Replacement 2026	782	9,322
Institutional Class	118	1,222
Total	$ 1,823	$ 19,439
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 4,228	$ 7,036
Class T	3,558	10,490
Class C	575	1,920
Income Replacement 2028	79,414	159,584
Institutional Class	649	1,935
Total	$ 88,424	$ 180,965
From net realized gain
Class A	$ 885	$ 2,309
Class T	821	4,208
Class C	172	956
Income Replacement 2028	14,970	50,815
Institutional Class	117	613
Total	$ 16,965	$ 58,901
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 562	$ 1,826
Class T	638	2,181
Class C	1,486	4,007
Income Replacement 2030	5,152	9,588
Institutional Class	630	2,004
Total	$ 8,468	$ 19,606
From net realized gain
Class A	$ 112	$ 969
Class T	143	1,279
Class C	448	2,976
Income Replacement 2030	1,042	6,383
Institutional Class	112	971
Total	$ 1,857	$ 12,578
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 2,547	$ 5,830
Class T	574	1,577
Class C	371	1,677
Income Replacement 2032	8,335	14,978
Institutional Class	706	1,931
Total	$ 12,533	$ 25,993
From net realized gain
Class A	$ 469	$ 5,178
Class T	112	1,391
Class C	93	1,714
Income Replacement 2032	1,351	9,682
Institutional Class	113	1,399
Total	$ 2,138	$ 19,364

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2010	Year ended July 31, 2009
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 433	$ 2,251
Class T	517	1,418
Class C	295	1,455
Income Replacement 2034	22,960	31,575
Institutional Class	1,284	3,429
Total	$ 25,489	$ 40,128
From net realized gain
Class A	$ 165	$ 1,141
Class T	218	784
Class C	166	832
Income Replacement 2034	7,479	7,750
Institutional Class	436	1,570
Total	$ 8,464	$ 12,077
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 584	$ 1,703
Class T	3,181	6,519
Class C	1,152	1,518
Income Replacement 2036	8,262	18,876
Institutional Class	812	2,345
Total	$ 13,991	$ 30,961
From net realized gain
Class A	$ 162	$ 1,055
Class T	958	4,384
Class C	467	1,352
Income Replacement 2036	2,158	10,310
Institutional Class	204	1,319
Total	$ 3,949	$ 18,420
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,183	$ 3,215
Class T	529	1,494
Class C	400	1,148
Income Replacement 2038	27,187	27,005
Institutional Class	671	1,840
Total	$ 29,970	$ 34,702
From net realized gain
Class A	$ 413	$ 829
Class T	207	405
Class C	205	403
Income Replacement 2038	8,050	5,398
Institutional Class	209	407
Total	$ 9,084	$ 7,442
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 787	$ 1,692
Class T	1,165	2,887
Class C	387	1,166
Income Replacement 2040	9,826	14,129
Institutional Class	1,002	1,860
Total	$ 13,167	$ 21,734

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2010	Year ended July 31, 2009
Fidelity Income Replacement 2040 Fund - continued
From net realized gain
Class A	$ 175	$ 426
Class T	277	857
Class C	114	423
Income Replacement 2040	2,149	3,380
Institutional Class	191	427
Total	$ 2,906	$ 5,513
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 1,131	$ 1,924
Class T	533	1,476
Class C	402	1,133
Income Replacement 2042	33,790	28,129
Institutional Class	676	1,826
Total	$ 36,532	$ 34,488
From net realized gain
Class A	$ 247	$ 406
Class T	121	405
Class C	120	403
Income Replacement 2042	6,898	5,285
Institutional Class	122	407
Total	$ 7,508	$ 6,906

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	7,561	31,711	$ 347,353	$ 1,291,227
Reinvestment of distributions	643	1,989	29,495	80,381
Shares redeemed	(15,244)	(20,490)	(699,594)	(845,838)
Net increase (decrease)	(7,040)	13,210	$ (322,746)	$ 525,770
Class T
Shares sold	5,919	1,081	$ 272,722	$ 42,944
Reinvestment of distributions	142	313	6,533	12,671
Shares redeemed	(2,755)	(4,053)	(126,878)	(159,347)
Net increase (decrease)	3,306	(2,659)	$ 152,377	$ (103,732)
Class C
Shares sold	3,012	6,292	$ 133,552	$ 280,020
Reinvestment of distributions	213	723	9,774	29,353
Shares redeemed	(3,261)	(13,580)	(149,386)	(548,602)
Net increase (decrease)	(36)	(6,565)	$ (6,060)	$ (239,229)
Income Replacement 2016
Shares sold	42,483	42,278	$ 1,948,353	$ 1,746,937
Reinvestment of distributions	526	1,351	24,270	53,971
Shares redeemed	(22,347)	(37,313)	(1,016,447)	(1,533,670)
Net increase (decrease)	20,662	6,316	$ 956,176	$ 267,238

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2016 - continued
Institutional Class
Shares sold	694	-	$ 32,114	$ -
Reinvestment of distributions	10	66	465	2,681
Shares redeemed	(678)	(1,419)	(30,941)	(56,583)
Net increase (decrease)	26	(1,353)	$ 1,638	$ (53,902)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	-	2,936	$ -	$ 139,389
Reinvestment of distributions	166	594	7,527	23,304
Shares redeemed	(724)	(7,397)	(32,517)	(281,291)
Net increase (decrease)	(558)	(3,867)	$ (24,990)	$ (118,598)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	91	757	3,587
Shares redeemed	(549)	(1,202)	(24,675)	(46,512)
Net increase (decrease)	(532)	(1,111)	$ (23,918)	$ (42,925)
Class C
Shares sold	1,627	1,413	$ 75,000	$ 66,000
Reinvestment of distributions	19	121	867	4,693
Shares redeemed	(145)	(6,175)	(6,492)	(246,736)
Net increase (decrease)	1,501	(4,641)	$ 69,375	$ (176,043)
Income Replacement 2018
Shares sold	8,092	31,145	$ 361,330	$ 1,287,530
Reinvestment of distributions	238	1,066	10,905	41,156
Shares redeemed	(7,577)	(60,855)	(333,787)	(2,414,434)
Net increase (decrease)	753	(28,644)	$ 38,448	$ (1,085,748)
Institutional Class
Shares sold	-	6,412	$ -	$ 300,000
Reinvestment of distributions	5	48	241	1,922
Shares redeemed	(51)	(3,355)	(2,250)	(140,821)
Net increase (decrease)	(46)	3,105	$ (2,009)	$ 161,101
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	3,170	5,712	$ 141,970	$ 220,301
Reinvestment of distributions	111	235	5,022	9,064
Shares redeemed	(629)	(4,744)	(28,163)	(174,944)
Net increase (decrease)	2,652	1,203	$ 118,829	$ 54,421
Class T
Shares sold	-	3,129	$ -	$ 117,854
Reinvestment of distributions	54	134	2,413	5,198
Shares redeemed	-	(3,188)	-	(116,592)
Net increase (decrease)	54	75	$ 2,413	$ 6,460
Class C
Shares sold	558	4,926	$ 24,985	$ 220,984
Reinvestment of distributions	54	165	2,454	6,431
Shares redeemed	-	(5,708)	-	(212,347)
Net increase (decrease)	612	(617)	$ 27,439	$ 15,068
Income Replacement 2020
Shares sold	11,595	30,891	$ 521,891	$ 1,305,179
Reinvestment of distributions	161	492	7,278	19,005
Shares redeemed	(6,151)	(19,152)	(273,219)	(808,457)
Net increase (decrease)	5,605	12,231	$ 255,950	$ 515,727

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2020 - continued
Institutional Class
Shares sold	996	-	$ 45,000	$ -
Reinvestment of distributions	17	63	756	2,457
Shares redeemed	(627)	(1,274)	(27,970)	(48,199)
Net increase (decrease)	386	(1,211)	$ 17,786	$ (45,742)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	77	328	2,949
Shares redeemed	(1,971)	(3,298)	(83,157)	(120,531)
Net increase (decrease)	(1,964)	(3,221)	$ (82,829)	$ (117,582)
Class T
Shares sold	1,105	76	$ 48,498	$ 3,458
Reinvestment of distributions	28	130	1,229	4,991
Shares redeemed	(2,006)	(1,511)	(89,188)	(56,298)
Net increase (decrease)	(873)	(1,305)	$ (39,461)	$ (47,849)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	54	586	2,085
Shares redeemed	(425)	(953)	(18,766)	(35,652)
Net increase (decrease)	(412)	(899)	$ (18,180)	$ (33,567)
Income Replacement 2022
Shares sold	8,443	5,083	$ 364,066	$ 194,196
Reinvestment of distributions	446	834	19,672	32,170
Shares redeemed	(8,416)	(48,851)	(372,152)	(1,860,055)
Net increase (decrease)	473	(42,934)	$ 11,586	$ (1,633,689)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	56	124	2,170
Shares redeemed	(3,836)	(1,970)	(171,692)	(72,714)
Net increase (decrease)	(3,833)	(1,914)	$ (171,568)	$ (70,544)
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	-	4,906	$ -	$ 215,614
Reinvestment of distributions	80	327	3,553	12,248
Shares redeemed	(345)	(4,404)	(15,276)	(158,200)
Net increase (decrease)	(265)	829	$ (11,723)	$ 69,662
Class T
Shares sold	295	-	$ 13,015	$ -
Reinvestment of distributions	21	76	927	2,834
Shares redeemed	(470)	(456)	(20,683)	(17,393)
Net increase (decrease)	(154)	(380)	$ (6,741)	$ (14,559)
Class C
Shares sold	-	580	$ -	$ 25,192
Reinvestment of distributions	16	91	719	3,347
Shares redeemed	(31)	(2,078)	(1,097)	(76,555)
Net increase (decrease)	(15)	(1,407)	$ (378)	$ (48,016)
Income Replacement 2024
Shares sold	8,650	13,806	$ 372,106	$ 554,022
Reinvestment of distributions	131	289	5,874	10,721
Shares redeemed	(1,167)	(11,244)	(51,830)	(417,589)
Net increase (decrease)	7,614	2,851	$ 326,150	$ 147,154

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2024 - continued
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	78	771	2,918
Shares redeemed	(352)	(769)	(15,457)	(28,292)
Net increase (decrease)	(335)	(691)	$ (14,686)	$ (25,374)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	20	107	890	4,141
Shares redeemed	(433)	(1,237)	(18,817)	(44,238)
Net increase (decrease)	(413)	(1,130)	$ (17,927)	$ (40,097)
Class T
Shares sold	1,607	-	$ 70,758	$ -
Reinvestment of distributions	30	75	1,349	2,895
Shares redeemed	(429)	(766)	(18,673)	(27,732)
Net increase (decrease)	1,208	(691)	$ 53,434	$ (24,837)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	49	305	2,147	11,850
Shares redeemed	(125)	(6,213)	(5,473)	(212,409)
Net increase (decrease)	(76)	(5,908)	$ (3,326)	$ (200,559)
Income Replacement 2026
Shares sold	2,176	2,618	$ 97,678	$ 94,000
Reinvestment of distributions	103	498	4,546	19,354
Shares redeemed	(6,237)	(11,158)	(277,666)	(396,480)
Net increase (decrease)	(3,958)	(8,042)	$ (175,442)	$ (283,126)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	18	84	789	3,263
Shares redeemed	(353)	(772)	(15,326)	(27,938)
Net increase (decrease)	(335)	(688)	$ (14,537)	$ (24,675)
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	1,688	902	$ 71,316	$ 30,470
Reinvestment of distributions	115	251	5,113	9,345
Shares redeemed	(469)	(2,317)	(20,739)	(82,255)
Net increase (decrease)	1,334	(1,164)	$ 55,690	$ (42,440)
Class T
Shares sold	-	3,593	$ -	$ 161,040
Reinvestment of distributions	41	188	1,840	6,887
Shares redeemed	(128)	(9,171)	(5,566)	(312,914)
Net increase (decrease)	(87)	(5,390)	$ (3,726)	$ (144,987)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	53	345	1,949
Shares redeemed	(596)	(1,185)	(26,080)	(42,907)
Net increase (decrease)	(588)	(1,132)	$ (25,735)	$ (40,958)
Income Replacement 2028
Shares sold	5,906	61,564	$ 265,844	$ 2,501,275
Reinvestment of distributions	760	2,090	33,997	75,928
Shares redeemed	(7,749)	(56,233)	(341,682)	(2,070,963)
Net increase (decrease)	(1,083)	7,421	$ (41,841)	$ 506,240

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2028 - continued
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	68	766	2,548
Shares redeemed	(349)	(764)	(15,252)	(27,702)
Net increase (decrease)	(332)	(696)	$ (14,486)	$ (25,154)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	73	674	2,794
Shares redeemed	(349)	(767)	(15,099)	(27,372)
Net increase (decrease)	(334)	(694)	$ (14,425)	$ (24,578)
Class T
Shares sold	-	671	$ -	$ 30,925
Reinvestment of distributions	13	75	558	2,915
Shares redeemed	(463)	(1,036)	(20,015)	(37,010)
Net increase (decrease)	(450)	(290)	$ (19,457)	$ (3,170)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	44	182	1,934	6,983
Shares redeemed	(127)	(2,189)	(5,492)	(77,203)
Net increase (decrease)	(83)	(2,007)	$ (3,558)	$ (70,220)
Income Replacement 2030
Shares sold	2,799	5,662	$ 123,000	$ 238,867
Reinvestment of distributions	60	237	2,664	9,619
Shares redeemed	(131)	(12,457)	(5,671)	(499,906)
Net increase (decrease)	2,728	(6,558)	$ 119,993	$ (251,420)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	78	742	2,975
Shares redeemed	(350)	(770)	(15,182)	(27,474)
Net increase (decrease)	(333)	(692)	$ (14,440)	$ (24,499)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	4,297	$ -	$ 200,000
Reinvestment of distributions	70	286	3,016	11,007
Shares redeemed	(108)	(8,676)	(4,500)	(351,549)
Net increase (decrease)	(38)	(4,093)	$ (1,484)	$ (140,542)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	16	78	685	2,968
Shares redeemed	(349)	(768)	(14,927)	(27,006)
Net increase (decrease)	(333)	(690)	$ (14,242)	$ (24,038)
Class C
Shares sold	-	1,093	$ -	$ 45,000
Reinvestment of distributions	11	91	464	3,391
Shares redeemed	(292)	(2,085)	(12,484)	(67,945)
Net increase (decrease)	(281)	(901)	$ (12,020)	$ (19,554)
Income Replacement 2032
Shares sold	1,988	21,940	$ 85,000	$ 841,705
Reinvestment of distributions	197	449	8,543	17,218
Shares redeemed	(21,169)	(6,141)	(880,957)	(214,625)
Net increase (decrease)	(18,984)	16,248	$ (787,414)	$ 644,298

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2032 - continued
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	88	819	3,330
Shares redeemed	(353)	(773)	(15,089)	(27,211)
Net increase (decrease)	(334)	(685)	$ (14,270)	$ (23,881)
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	14	89	597	3,391
Shares redeemed	(814)	(1,504)	(34,117)	(53,458)
Net increase (decrease)	(800)	(1,415)	$ (33,520)	$ (50,067)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	58	734	2,202
Shares redeemed	(346)	(761)	(14,804)	(26,682)
Net increase (decrease)	(329)	(703)	$ (14,070)	$ (24,480)
Class C
Shares sold	-	824	$ -	$ 34,000
Reinvestment of distributions	11	46	461	1,781
Shares redeemed	(264)	(1,880)	(11,312)	(67,548)
Net increase (decrease)	(253)	(1,010)	$ (10,851)	$ (31,767)
Income Replacement 2034
Shares sold	1,492	36,056	$ 66,600	$ 1,410,731
Reinvestment of distributions	360	482	15,674	18,396
Shares redeemed	(1,629)	(8,010)	(70,185)	(280,721)
Net increase (decrease)	223	28,528	$ 12,089	$ 1,148,406
Institutional Class
Shares sold	-	2,039	$ -	$ 95,000
Reinvestment of distributions	29	111	1,266	4,233
Shares redeemed	(585)	(1,522)	(25,063)	(53,366)
Net increase (decrease)	(556)	628	$ (23,797)	$ 45,867
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	78	747	2,758
Shares redeemed	(348)	(767)	(14,797)	(26,498)
Net increase (decrease)	(331)	(689)	$ (14,050)	$ (23,740)
Class T
Shares sold	38	437	$ 1,630	$ 16,380
Reinvestment of distributions	52	186	2,267	6,459
Shares redeemed	(97)	(2,221)	(4,103)	(74,730)
Net increase (decrease)	(7)	(1,598)	$ (206)	$ (51,891)
Class C
Shares sold	979	2,310	$ 39,435	$ 92,634
Reinvestment of distributions	37	80	1,585	2,800
Shares redeemed	(1,018)	(1,505)	(43,220)	(49,938)
Net increase (decrease)	(2)	885	$ (2,200)	$ 45,496
Income Replacement 2036
Shares sold	2,159	726	$ 86,419	$ 32,500
Reinvestment of distributions	95	370	4,103	12,836
Shares redeemed	(4,299)	(6,424)	(181,960)	(222,147)
Net increase (decrease)	(2,045)	(5,328)	$ (91,438)	$ (176,811)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2036 - continued
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	104	1,016	3,664
Shares redeemed	(438)	(959)	(18,550)	(33,160)
Net increase (decrease)	(414)	(855)	$ (17,534)	$ (29,496)
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	-	2,129	$ -	$ 75,810
Reinvestment of distributions	22	78	946	2,676
Shares redeemed	(783)	(1,283)	(32,597)	(43,654)
Net increase (decrease)	(761)	924	$ (31,651)	$ 34,832
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	55	736	1,899
Shares redeemed	(377)	(604)	(15,698)	(20,566)
Net increase (decrease)	(360)	(549)	$ (14,962)	$ (18,667)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	14	45	605	1,551
Shares redeemed	(373)	(601)	(15,555)	(20,438)
Net increase (decrease)	(359)	(556)	$ (14,950)	$ (18,887)
Income Replacement 2038
Shares sold	19,983	8,548	$ 804,508	$ 312,614
Reinvestment of distributions	505	333	21,377	11,339
Shares redeemed	(578)	(3,764)	(23,963)	(133,653)
Net increase (decrease)	19,910	5,117	$ 801,922	$ 190,300
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	21	65	879	2,246
Shares redeemed	(381)	(608)	(15,839)	(20,399)
Net increase (decrease)	(360)	(543)	$ (14,960)	$ (18,153)
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	603	-	$ 25,803	$ -
Reinvestment of distributions	23	61	962	2,117
Shares redeemed	(409)	(606)	(17,008)	(20,534)
Net increase (decrease)	217	(545)	$ 9,757	$ (18,417)
Class T
Shares sold	730	1,587	$ 30,633	$ 60,003
Reinvestment of distributions	34	109	1,442	3,744
Shares redeemed	(724)	(1,999)	(30,155)	(66,297)
Net increase (decrease)	40	(303)	$ 1,920	$ (2,550)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	46	501	1,589
Shares redeemed	(374)	(601)	(15,540)	(20,340)
Net increase (decrease)	(362)	(555)	$ (15,039)	$ (18,751)
Income Replacement 2040
Shares sold	26,647	5,464	$ 1,145,330	$ 205,995
Reinvestment of distributions	254	293	10,830	10,040
Shares redeemed	(2,735)	(9,085)	(107,923)	(305,194)
Net increase (decrease)	24,166	(3,328)	$ 1,048,237	$ (89,159)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Income Replacement 2040 - continued
Institutional Class
Shares sold	857	-	$ 35,000	$ -
Reinvestment of distributions	28	66	1,193	2,287
Shares redeemed	(528)	(608)	(22,074)	(20,599)
Net increase (decrease)	357	(542)	$ 14,119	$ (18,312)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	1,128	1,068	$ 48,710	$ 34,898
Reinvestment of distributions	32	68	1,378	2,330
Shares redeemed	(1,986)	(879)	(84,655)	(29,788)
Net increase (decrease)	(826)	257	$ (34,567)	$ 7,440
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	55	654	1,881
Shares redeemed	(376)	(604)	(15,680)	(20,417)
Net increase (decrease)	(361)	(549)	$ (15,026)	$ (18,536)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	12	45	522	1,536
Shares redeemed	(373)	(600)	(15,536)	(20,287)
Net increase (decrease)	(361)	(555)	$ (15,014)	$ (18,751)
Income Replacement 2042
Shares sold	32,961	20,430	$ 1,378,962	$ 716,264
Reinvestment of distributions	747	595	31,794	20,217
Shares redeemed	(446)	(6,545)	(18,678)	(223,148)
Net increase (decrease)	33,262	14,480	$ 1,392,078	$ 513,333
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	65	798	2,233
Shares redeemed	(380)	(608)	(15,822)	(20,545)
Net increase (decrease)	(361)	(543)	$ (15,024)	$ (18,312)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the following Underlying Funds.

Fund	Income Replacement 2016 Fund	Income Replacement 2018 Fund	Income Replacement 2028 Fund
Fidelity Broad Market Opportunities Fund	17%	10%	18%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Broad Market Opportunities Fund	100%

Semiannual Report

8. Other - continued

In addition, at the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
Fidelity Income Replacement 2026 Fund	20%
Fidelity Income Replacement 2030 Fund	16%
Fidelity Income Replacement 2032 Fund	15%
Fidelity Income Replacement 2036 Fund	10%

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,013,293,778.94	95.195
Withheld	707,255,451.85	4.805
TOTAL	14,720,549,230.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,076,416,168.78	95.624
Withheld	644,133,062.01	4.376
TOTAL	14,720,549,230.79	100.000
Abigail P. Johnson
Affirmative	14,008,124,232.06	95.160
Withheld	712,424,998.73	4.840
TOTAL	14,720,549,230.79	100.000
Arthur E. Johnson
Affirmative	14,050,921,135.52	95.451
Withheld	669,628,095.27	4.549
TOTAL	14,720,549,230.79	100.000
Michael E. Kenneally
Affirmative	14,109,579,658.34	95.850
Withheld	610,969,572.45	4.150
TOTAL	14,720,549,230.79	100.000
James H. Keyes
Affirmative	14,092,011,663.11	95.730
Withheld	628,537,567.68	4.270
TOTAL	14,720,549,230.79	100.000
Marie L. Knowles
Affirmative	14,092,143,532.07	95.731
Withheld	628,405,698.72	4.269
TOTAL	14,720,549,230.79	100.000
Kenneth L. Wolfe
Affirmative	14,052,555,742.75	95.462
Withheld	667,993,488.04	4.538
TOTAL	14,720,549,230.79	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	10,799,375,525.31	73.363
Against	2,448,219,135.99	16.631
Abstain	720,949,491.20	4.898
Broker Non-Votes	752,005,078.29	5.108
TOTAL	14,720,549,230.79	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contract.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of each fund's Advisory Contract and the lack of compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew each fund's Advisory Contract was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination to renew each fund's Advisory Contract, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (the Investment Adviser), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Adviser and its affiliates under the each fund's Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

Semiannual Report

Because each of Income Replacement 2016 Fund, Income Replacement 2018 Fund, Income Replacement 2020 Fund, Income Replacement 2024 Fund, Income Replacement 2028 Fund, and Income Replacement 2034 Fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2008, the total returns of the retail class and Class C of the fund, and the total return of a proprietary custom index ("benchmark"). The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively.

Because each of Income Replacement 2022 Fund, Income Replacement 2026 Fund, Income Replacement 2030 Fund, Income Replacement 2032 Fund, Income Replacement 2036 Fund, Income Replacement 2038 Fund, Income Replacement 2040 Fund, and Income Replacement 2042 Fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2008, the total returns of Institutional Class (Class I) and Class C of the fund, and the total return of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively.

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings.

Income Replacement 2016

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2018

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2020

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Income Replacement 2022

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2024

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2026

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2028

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Income Replacement 2030

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2032

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2034

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2036

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Income Replacement 2038

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Income Replacement 2040

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2042

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

For each fund, the Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Adviser to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay the Investment Adviser a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Semiannual Report

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Semiannual Report

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Semiannual Report

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that the Investment Adviser pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the total expenses of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2008 and the total expenses of Class T of each fund ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and the Investment Adviser pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARWI-USAN-0310
1.848186.102

Fidelity®
Ultra-Short Bond
Fund

Semiannual Report

January 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	.64%
Actual		$ 1,000.00	$ 1,009.20	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26
Class T	.69%
Actual		$ 1,000.00	$ 1,009.00	$ 3.49
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,010.20	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,009.90	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification
As of January 31, 2010	As of July 31, 2009
U.S. Government and U.S. Government Agency Obligations † 31.9%	U.S. Government and U.S. Government Agency Obligations † 53.6%
AAA 20.6%	AAA 7.1%
AA 10.3%	AA 3.3%
A 7.0%	A 4.9%
BBB 5.5%	BBB 2.5%
BB and Below 0.3%	BB and Below 0.8%
Not Rated 0.4%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 24.0%	Short-Term Investments and Net Other Assets 27.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of January 31, 2010
6 months ago
Years	0.9	1.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2010
6 months ago
Years	0.6	0.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2010 *		As of July 31, 2009 **
	Corporate Bonds 21.4%		Corporate Bonds 9.3%
	U.S. Government and U.S. Government Agency Obligations † 31.9%		U.S. Government and U.S. Government Agency Obligations † 53.6%
	Asset-Backed Securities 20.3%		Asset-Backed Securities 8.8%
	CMOs and Other Mortgage Related Securities 1.6%		CMOs and Other Mortgage Related Securities 1.3%
	Other Investments 0.8%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 24.0%		Short-Term Investments and Net Other Assets 27.0%
* Foreign investments	15.3%	** Foreign investments	11.0%

* Futures and Swaps	7.6%	** Futures and Swaps	8.7%
† Includes FDIC Guaranteed Corporate Securities.

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp. 4.875% 6/15/10	$ 1,581,000	$ 1,603,049
Media - 0.4%
Comcast Corp. 5.45% 11/15/10	1,000,000	1,032,377
TOTAL CONSUMER DISCRETIONARY		2,635,426
CONSUMER STAPLES - 1.3%
Food Products - 0.9%
Kraft Foods, Inc. 5.625% 11/1/11	2,000,000	2,132,050
Household Products - 0.4%
Procter & Gamble International Funding SCA:
0.2853% 5/7/10 (d)	1,000,000	999,528
1.35% 8/26/11	114,000	115,222
		1,114,750
TOTAL CONSUMER STAPLES		3,246,800
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Shell International Finance BV 1.3% 9/22/11	1,000,000	1,007,131
FINANCIALS - 11.3%
Capital Markets - 0.6%
Bear Stearns Companies, Inc. 0.3566% 2/23/10 (d)	1,500,000	1,500,195
Commercial Banks - 7.1%
American Express Bank FSB 0.2906% 4/26/10 (d)	315,000	314,757
Credit Agricole SA:
0.4353% 6/7/11 (a)(d)	2,000,000	1,999,210
0.5988% 2/2/12 (a)(d)	2,000,000	1,998,810
ING Bank NV 0.8813% 1/13/12 (a)(d)	2,000,000	1,995,394
National Australia Bank Ltd.:
0.73% 1/8/13 (a)(d)	1,000,000	997,978
4.8% 4/6/10 (a)	1,000,000	1,007,886
Royal Bank of Scotland PLC 0.5144% 3/30/12 (a)(d)	2,000,000	1,993,990
Sovereign Bank 1.9906% 8/1/13 (d)	500,000	495,140
Svenska Handelsbanken AB 1.2543% 9/14/12 (a)(d)	2,000,000	2,015,586
Wachovia Corp. 0.4056% 3/1/12 (d)	2,000,000	1,985,714
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	$ 1,500,000	$ 1,540,388
Westpac Banking Corp. 0.549% 10/21/11 (a)(d)	1,500,000	1,498,827
		17,843,680
Consumer Finance - 0.4%
American Express Credit Corp. 1.6306% 5/27/10 (d)	1,000,000	1,004,031
Diversified Financial Services - 1.3%
Citigroup, Inc. 5.125% 2/14/11	1,100,000	1,138,210
New York Life Global Fund 0.3788% 6/16/11 (a)(d)	2,000,000	1,995,000
		3,133,210
Insurance - 1.4%
Berkshire Hathaway Finance Corp. 0.3763% 1/13/12 (d)	2,000,000	1,999,040
Metropolitan Life Global Funding I 1.0006% 6/25/10 (a)(d)	1,500,000	1,503,324
		3,502,364
Real Estate Management & Development - 0.5%
Simon Property Group LP:
4.6% 6/15/10	525,000	531,619
4.875% 8/15/10	735,000	748,598
		1,280,217
TOTAL FINANCIALS		28,263,697
HEALTH CARE - 2.5%
Health Care Providers & Services - 1.3%
UnitedHealth Group, Inc. 5.125% 11/15/10	2,000,000	2,066,152
WellPoint, Inc. 5% 1/15/11	1,000,000	1,036,144
		3,102,296
Pharmaceuticals - 1.2%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,024,568
Pfizer, Inc. 2.2036% 3/15/11 (d)	1,000,000	1,022,471
		3,047,039
TOTAL HEALTH CARE		6,149,335
INDUSTRIALS - 0.8%
Industrial Conglomerates - 0.8%
Covidien International Finance SA 5.15% 10/15/10	2,000,000	2,060,728
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.25% 5/27/11	$ 286,000	$ 291,590
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.6%
Telecom Italia Capital SA 4.875% 10/1/10	2,000,000	2,048,626
Verizon Global Funding Corp. 7.25% 12/1/10	2,000,000	2,111,014
		4,159,640
Wireless Telecommunication Services - 1.1%
Verizon Wireless Capital LLC 3.75% 5/20/11	683,000	705,881
Vodafone Group PLC 0.5356% 2/27/12 (d)	2,000,000	1,996,060
		2,701,941
TOTAL TELECOMMUNICATION SERVICES		6,861,581
UTILITIES - 1.2%
Electric Utilities - 1.2%
Pacific Gas & Electric Co. 1.2059% 6/10/10 (d)	1,000,000	1,003,259
Pepco Holdings, Inc. 4% 5/15/10	500,000	503,702
Southern Co. 0.649% 10/21/11 (d)	1,500,000	1,508,061
		3,015,022
TOTAL NONCONVERTIBLE BONDS (Cost $53,360,623)		53,531,310
U.S. Government and Government Agency Obligations - 32.8%

Other Government Related - 3.4%
Bank of America Corp. 0.5488% 4/30/12 (FDIC Guaranteed) (b)(d)	1,500,000	1,510,394
Citibank NA 1.5% 7/12/11 (FDIC Guaranteed) (b)	690,000	697,612
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (b)	470,000	474,248
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (b)	870,000	882,789
Goldman Sachs Group, Inc.:
0.5253% 11/9/11 (FDIC Guaranteed) (b)(d)	2,000,000	2,011,358
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
Goldman Sachs Group, Inc.: - continued
1.7% 3/15/11 (FDIC Guaranteed) (b)	$ 1,000,000	$ 1,012,032
JPMorgan Chase & Co. 0.3466% 2/23/11 (FDIC Guaranteed) (b)(d)	2,000,000	2,003,746
TOTAL OTHER GOVERNMENT RELATED		8,592,179
U.S. Government Agency Obligations - 17.4%
Fannie Mae 3.25% 2/10/10	16,000,000	16,012,432
Freddie Mac:
1.625% 4/26/11	16,000,000	16,208,880
4.875% 2/9/10	11,500,000	11,512,087
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		43,733,399
U.S. Treasury Obligations - 12.0%
U.S. Treasury Bills, yield at date of purchase 0.33% 1/13/11	20,000,000	19,945,795
U.S. Treasury Notes 0.875% 5/31/11 (c)	10,000,000	10,059,770
TOTAL U.S. TREASURY OBLIGATIONS		30,005,565
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $82,122,967)		82,331,143
U.S. Government Agency - Mortgage Securities - 6.4%

Fannie Mae - 4.6%
2.372% 4/1/36 (d)	368,903	377,194
2.697% 12/1/34 (d)	794,924	819,118
2.998% 11/1/34 (d)	213,647	221,861
3.107% 7/1/35 (d)	1,097,966	1,139,217
3.184% 11/1/34 (d)	785,010	816,405
3.297% 7/1/34 (d)	646,139	670,799
3.421% 8/1/33 (d)	171,021	176,749
3.571% 10/1/35 (d)	1,620,064	1,681,666
3.615% 7/1/33 (d)	196,321	203,490
3.634% 6/1/35 (d)	619,722	641,030
3.689% 6/1/35 (d)	1,523,141	1,565,763
3.78% 10/1/39 (d)	1,179,767	1,222,534
3.947% 3/1/37 (d)	777,011	804,730
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.136% 7/1/35 (d)	$ 813,930	$ 833,322
4.22% 2/1/34 (d)	517,027	533,046
TOTAL FANNIE MAE		11,706,924
Freddie Mac - 1.8%
4.026% 4/1/35 (d)	1,542,572	1,585,036
4.028% 6/1/35 (d)	1,160,670	1,206,480
4.571% 3/1/35 (d)	742,184	767,572
4.703% 11/1/35 (d)	877,383	917,905
TOTAL FREDDIE MAC		4,476,993
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $16,026,326)		16,183,917
Asset-Backed Securities - 20.3%

ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.7306% 2/25/34 (d)	21,689	20,418
Series 2006-HE2 Class M3, 0.5706% 5/25/36 (d)	123,360	3,212
Ally Auto Receivables Trust:
Series 2009-A Class A2, 1.32% 3/15/12 (a)	2,000,000	2,007,155
Series 2009-B Class A2, 1.21% 6/15/12 (a)	2,000,000	2,005,226
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R11 Class M1, 0.8906% 11/25/34 (d)	497,537	182,777
Bank of America Auto Trust Series 2009-2A Class A2, 1.16% 2/15/12 (a)	2,000,000	2,006,671
Bank of America Credit Card Master Trust:
Series 2006-A16 Class A16, 4.72% 5/15/13	2,000,000	2,069,149
Series 2007-B4 Class B4, 0.3231% 9/15/12 (d)	340,000	339,205
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	1,000,000	1,022,033
Capital Auto Receivables Asset Trust:
Series 2007-SN1 Class B, 5.52% 3/15/11	50,000	50,221
Series 2007-SN2 Class A4, 1.2631% 5/16/11 (a)(d)	1,250,000	1,252,820
Capital One Multi-Asset Execution Trust:
Series 2006-A2 Class A, 4.85% 11/15/13	100,000	103,822
Series 2007-B4 Class B4, 0.3231% 2/15/13 (d)	750,000	748,288
Series 2009-A2 Class A2, 3.2% 4/15/14	1,500,000	1,543,361
Asset-Backed Securities - continued
	Principal Amount	Value
CarMax Auto Owner Trust Series 2009-2 Class A2, 1% 6/15/12	$ 2,000,000	$ 2,002,818
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4106% 5/20/17 (a)(d)	178,652	150,174
Chase Issuance Trust:
2005-A7 Class A7, 4.55% 3/15/13	340,000	352,552
Series 2005-A10 Class A10, 4.65% 12/17/12	2,000,000	2,058,321
Series 2008-9 Class A, 4.26% 5/15/13	100,000	104,315
Series 2009-A3 Class A3, 2.4% 6/17/13	780,000	795,478
Series 2009-A6 Class A6, 1.0831% 7/16/12 (d)	2,000,000	2,006,225
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	200,000	211,562
Series 2007-B6 Class B6, 5% 11/8/12	300,000	307,815
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (a)	500,000	501,682
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.5345% 5/28/35 (d)	80,751	47,429
Class AB3, 0.6974% 5/28/35 (d)	32,052	17,579
Ford Credit Auto Lease Trust:
Series 2009-A Class A2, 2.6% 5/15/11 (a)	2,000,000	2,014,926
Series 2010-A Class A2, 1.04% 3/15/13 (a)	1,000,000	999,924
Ford Credit Auto Owner Trust:
Series 2009-B Class A2, 2.4604% 11/15/11	100,000	100,616
Series 2009-D:
Class A2, 1.21% 1/15/12	2,000,000	2,007,365
Class A3, 2.17% 10/15/13	100,000	101,612
Series 2009-E Class A2, 1% 3/15/12	2,000,000	2,000,558
Ford Credit Floorplan Master Owner Trust Series 2010-1 Class A, 1.8822% 12/15/14 (a)(d)	490,000	492,833
Fremont Home Loan Trust Series 2005-A Class M4, 0.9106% 1/25/35 (d)	125,000	16,900
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,000,000	1,014,010
GSAMP Trust Series 2007-HE1 Class M1, 0.4806% 3/25/47 (d)	335,000	17,844
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.3106% 5/25/30 (a)(d)	650,741	123,666
Home Equity Asset Trust Series 2003-5 Class A2, 0.9306% 12/25/33 (d)	10,566	5,189
Honda Auto Receivables Owner Trust:
Series 2009-2 Class A2, 2.22% 9/15/10	217,452	218,731
Series 2009-3 Class A2, 1.5% 8/15/11	1,000,000	1,004,760
Asset-Backed Securities - continued
	Principal Amount	Value
Hyundai Auto Receivable Trust Series 2009-A:
Class A2, 1.11% 2/15/12	$ 2,000,000	$ 2,007,455
Class A3, 2.03% 8/15/13	130,000	131,899
John Deere Owner Trust Series 2009-B Class A-2, 0.85% 3/15/12	2,000,000	2,003,897
MBNA Asset Backed Note Trust Series 2000-E Class C, 8.8% 10/15/12 (a)	1,000,000	1,019,308
MBNA Credit Card Master Note Trust Series 2006-A3 Class A3, 0.2531% 8/15/12 (d)	2,500,000	2,499,244
Mercedes-Benz Auto Receivables Trust Series 2009-1:
Class A2, 0.83% 3/15/12	2,000,000	2,004,383
Class A3, 1.67% 1/15/14	180,000	181,322
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7006% 8/25/35 (d)	39,863	31,402
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5706% 8/25/34 (d)	65,756	50,007
Nissan Auto Lease Trust:
Series 2009-A Class A2, 2.01% 4/15/11	140,000	140,811
Series 2009-B:
Class A2, 1% 9/15/11	2,000,000	2,004,090
Class A3, 2.07% 1/15/15	200,000	202,333
Nordstrom Credit Card Master Note Trust II Series 2007-1A Class A, 4.92% 5/15/13 (a)	1,000,000	1,007,044
Ocala Funding LLC Series 2006-1A Class A, 1.6306% 3/20/11 (a)(d)	965,000	357,050
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.6806% 9/25/34 (d)	435,000	61,331
Series 2004-WWF1 Class M4, 1.3306% 1/25/35 (d)	945,000	145,981
Series 2005-WCH1 Class M3, 0.7906% 1/25/35 (d)	425,000	208,090
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0306% 4/25/33 (d)	1,451	800
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0906% 9/25/34 (d)	21,802	15,721
Volkswagen Auto Lease Trust Series 2009-A:
Class A2, 1% 7/15/11	986,972	995,338
Class A3, 3.41% 4/16/12	1,000,000	1,029,521
WaMu Master Note Trust:
Series 2007-A4A Class A4, 5.2% 10/15/14 (a)	1,390,000	1,431,322
Asset-Backed Securities - continued
	Principal Amount	Value
WaMu Master Note Trust: - continued
Series 2007-A5A Class A5, 0.9831% 10/15/14 (a)(d)	$ 250,000	$ 250,214
Series 2007-B1 Class B1, 4.95% 3/17/14 (a)	1,000,000	1,005,455
TOTAL ASSET-BACKED SECURITIES (Cost $54,192,976)		50,813,260
Collateralized Mortgage Obligations - 1.1%

Private Sponsor - 0.4%
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (d)	45,245	27,370
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5606% 12/20/34 (d)	319,075	216,528
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9706% 3/25/35 (d)	174,776	59,086
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6206% 9/26/45 (a)(d)	273,119	124,260
Merrill Lynch Mortgage Investors Trust floater Series 2003-A Class 2A2, 1.2063% 3/25/28 (d)	17,594	12,817
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6306% 9/25/33 (a)(d)	47,043	40,463
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4313% 9/25/36 (d)	1,000,000	512,403
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3106% 9/25/46 (d)	9,581	9,382
TOTAL PRIVATE SPONSOR		1,002,309
U.S. Government Agency - 0.7%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2004-9 Class AB, 4% 7/25/17	844,176	873,226
Freddie Mac Multi-class participation certificates guaranteed sequential payer Series 2895 Class EJ, 4% 8/15/17	790,844	818,567
TOTAL U.S. GOVERNMENT AGENCY		1,691,793
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,556,881)		2,694,102
Commercial Mortgage Securities - 1.2%
	Principal Amount	Value
GS Mortgage Securities Corp. II Series 2001-LIBA Class C, 6.733% 2/14/16 (a)	$ 1,200,000	$ 1,268,212
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.434% 7/15/19 (a)(d)	570,000	78,375
Series 2007-XLFA Class B, 0.364% 10/15/20 (a)(d)	440,000	198,000
sequential payer Series 2003-IQ4 Class A1, 3.27% 5/15/40	719,421	720,394
Series 2007-XLC1:
Class C, 0.8331% 7/17/17 (a)(d)	803,413	44,188
Class D, 0.9331% 7/17/17 (a)(d)	378,077	20,794
Class E, 1.0331% 7/17/17 (a)(d)	305,370	16,795
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 10.5186% 4/4/27 (d)	607,111	607,460
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,098,096)		2,954,218
Foreign Government and Government Agency Obligations - 0.8%

Ontario Province 0.4203% 11/19/12 (d) (Cost $2,000,000)	2,000,000	2,002,242
Certificates of Deposit - 4.2%

BNP Paribas SA yankee 0.84% 2/16/10	2,000,000	2,000,679
Deutsche Bank New York Branch yankee 0.5513% 1/19/12 (d)	2,000,000	2,000,002
Lloyds TSB Bank PLC yankee 0.83% 2/12/10	2,500,000	2,500,602
Royal Bank of Scotland PLC yankee 0.78% 2/26/10	2,000,000	2,000,885
UBS AG yankee 0.47% 5/18/10	2,000,000	2,001,209
TOTAL CERTIFICATES OF DEPOSIT (Cost $10,500,079)		10,503,377
Commercial Paper - 4.0%

Fortis Funding LLC yankee 0.21% 4/19/10	2,000,000	1,999,124
Landesbank Hessen-Thuringen yankee 0.65% 5/25/10	2,000,000	1,998,460
Rabobank USA Financial Corp. yankee 0.31% 3/2/10	2,000,000	1,999,868
Commercial Paper - continued
	Principal Amount	Value
UniCredito Italiano Bank (Ireland) PLC yankee 0.795% 3/4/10	$ 2,000,000	$ 1,999,641
Vodafone Group PLC yankee 0.75% 3/1/10	2,000,000	1,999,328
TOTAL COMMERCIAL PAPER (Cost $9,991,835)		9,996,421
Cash Equivalents - 8.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.11%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Government Obligations) # (Cost $20,299,000)	$ 20,299,192	20,299,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $257,148,783)		251,308,990
NET OTHER ASSETS - (0.3)%		(833,945)
NET ASSETS - 100%		$ 250,475,045
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
19 Eurodollar 90 Day Index Contracts	March 2010	$ 18,986,225	$ 42,770
15 Eurodollar 90 Day Index Contracts	June 2010	14,984,813	22,193
15 Eurodollar 90 Day Index Contracts	Sept. 2010	14,975,813	22,318
TOTAL EURODOLLAR CONTRACTS			$ 87,281
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,422,562 or 14.1% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,592,179 or 3.4% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $40,239.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$20,299,000 due 2/01/10 at 0.11%
Bank of America, NA	$ 4,103,917
Barclays Capital, Inc.	2,780,974
Citigroup Global Markets, Inc.	654,347
Deutsche Bank Securities, Inc.	654,347
Goldman, Sachs & Co.	3,926,081
HSBC Securities (USA), Inc.	1,963,040
J.P. Morgan Securities, Inc.	1,308,694
Mizuho Securities USA, Inc.	4,253,253
RBC Capital Markets Corp.	654,347
$ 20,299,000
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 53,531,310	$ -	$ 53,531,310	$ -
U.S. Government and Government Agency Obligations	82,331,143	-	82,331,143	-
U.S. Government Agency - Mortgage Securities	16,183,917	-	16,183,917	-
Asset-Backed Securities	50,813,260	-	49,692,216	1,121,044
Collateralized Mortgage Obligations	2,694,102	-	2,694,102	-
Commercial Mortgage Securities	2,954,218	-	2,872,441	81,777
Foreign Government and Government Agency Obligations	2,002,242	-	2,002,242	-
Certificates of Deposit	10,503,377	-	10,503,377	-
Commercial Paper	9,996,421	-	9,996,421	-
Cash Equivalents	20,299,000	-	20,299,000	-
Total Investments in Securities:	$ 251,308,990	$ -	$ 250,106,169	$ 1,202,821
Derivative Instruments:
Assets
Futures Contracts	$ 87,281	$ 87,281	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,556,238
Total Realized Gain (Loss)	(4,982,209)
Total Unrealized Gain (Loss)	5,069,517
Cost of Purchases	-
Proceeds of Sales	(478,313)
Amortization/Accretion	(41,323)
Transfers in/out of Level 3	(3,735)
Ending Balance	$ 1,202,821
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 70,900

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 87,281	$ -
Total Value of Derivatives	$ 87,281	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.7%
United Kingdom	4.2%
France	2.4%
Luxembourg	2.0%
Australia	1.4%
Netherlands	1.2%
Others (individually less than 1%)	4.1%
100.0%
Income Tax Information

At July 31, 2009, the fund had a capital loss carryforward of approximately $112,019,924 of which $1,917,431, $518,690, $12,186,304 and $97,397,499 will expire on July 31, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $5,182,204 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $20,299,000) - See accompanying schedule: Unaffiliated issuers (cost $257,148,783)		$ 251,308,990
Cash		524
Receivable for investments sold		1,092,896
Receivable for fund shares sold		361,813
Interest receivable		1,068,556
Receivable for daily variation on futures contracts		563
Total assets		253,833,342

Liabilities
Payable for investments purchased	$ 2,999,924
Payable for fund shares redeemed	255,400
Distributions payable	7,214
Accrued management fee	65,568
Distribution fees payable	1,804
Other affiliated payables	28,387
Total liabilities		3,358,297

Net Assets		$ 250,475,045
Net Assets consist of:
Paid in capital		$ 381,140,360
Undistributed net investment income		103,827
Accumulated undistributed net realized gain (loss) on investments		(125,016,630)
Net unrealized appreciation (depreciation) on investments		(5,752,512)
Net Assets		$ 250,475,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,850,869 ÷ 1,453,160 shares)	$ 8.16

Maximum offering price per share (100/98.50 of $8.16)	$ 8.28
Class T: Net Asset Value and redemption price per share ($2,621,170 ÷ 321,390 shares)	$ 8.16

Maximum offering price per share (100/98.50 of $8.16)	$ 8.28
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($235,397,194 ÷ 28,861,318 shares)	$ 8.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($605,812 ÷ 74,281 shares)	$ 8.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Interest		$ 1,601,372

Expenses
Management fee	$ 382,043
Transfer agent fees	124,611
Distribution fees	9,745
Fund wide operations fee	40,247
Independent trustees' compensation	403
Miscellaneous	480
Total expenses before reductions	557,529
Expense reductions	(46)	557,483
Net investment income		1,043,889
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,836,415)
Futures contracts	99,754
Total net realized gain (loss)		(7,736,661)
Change in net unrealized appreciation (depreciation) on: Investment securities	9,042,881
Futures contracts	9,439
Total change in net unrealized appreciation (depreciation)		9,052,320
Net gain (loss)		1,315,659
Net increase (decrease) in net assets resulting from operations		$ 2,359,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,043,889	$ 3,530,700
Net realized gain (loss)	(7,736,661)	(5,262,655)
Change in net unrealized appreciation (depreciation)	9,052,320	(688,421)
Net increase (decrease) in net assets resulting from operations	2,359,548	(2,420,376)
Distributions to shareholders from net investment income	(962,369)	(2,968,803)
Distributions to shareholders from return of capital	-	(102,250)
Total distributions	(962,369)	(3,071,053)
Share transactions - net increase (decrease)	20,022,527	(90,642,364)
Redemption fees	2,925	12,962
Total increase (decrease) in net assets	21,422,631	(96,120,831)

Net Assets
Beginning of period	229,052,414	325,173,245
End of period (including undistributed net investment income of $103,827 and undistributed net investment income of $22,307, respectively)	$ 250,475,045	$ 229,052,414

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income E	.028	.091	.384	.493	.400	.223
Net realized and unrealized gain (loss)	.047	(.167)	(1.612)	(.198)	(.009)	(.026)
Total from investment operations	.075	(.076)	(1.228)	.295	.391	.197
Distributions from net investment income	(.025)	(.071)	(.294)	(.495)	(.401)	(.214)
Distributions from net realized gain	-	-	-	-	-	(.003)
Return of capital	-	(.003)	(.039)	-	-	-
Total distributions	(.025)	(.074)	(.333)	(.495)	(.401)	(.217)
Redemption fees added to paid in capital E	- G	- G	.001	- G	- G	- G
Net asset value, end of period	$ 8.16	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Total Return B, C, D	.92%	(.92)%	(12.71)%	2.97%	3.97%	1.98%
Ratios to Average Net Assets F
Expenses before reductions	.64% A	.68%	.67%	.66%	.70%	.78%
Expenses net of fee waivers, if any	.64% A	.68%	.67%	.66%	.70%	.70%
Expenses net of all reductions	.64% A	.67%	.66%	.66%	.70%	.70%
Net investment income	.68% A	1.13%	4.26%	4.96%	4.00%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,851	$ 8,033	$ 6,268	$ 13,735	$ 4,553	$ 2,557
Portfolio turnover rate	128% A	92%	11%	29%	39%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income E	.026	.090	.377	.491	.404	.222
Net realized and unrealized gain (loss)	.047	(.168)	(1.607)	(.199)	(.011)	(.025)
Total from investment operations	.073	(.078)	(1.230)	.292	.393	.197
Distributions from net investment income	(.023)	(.069)	(.292)	(.492)	(.403)	(.214)
Distributions from net realized gain	-	-	-	-	-	(.003)
Return of capital	-	(.003)	(.039)	-	-	-
Total distributions	(.023)	(.072)	(.331)	(.492)	(.403)	(.217)
Redemption fees added to paid in capital E	- G	- G	.001	- G	- G	- G
Net asset value, end of period	$ 8.16	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Total Return B, C, D	.90%	(.94)%	(12.72)%	2.95%	4.00%	1.98%
Ratios to Average Net Assets F
Expenses before reductions	.69% A	.69%	.69%	.69%	.68%	.77%
Expenses net of fee waivers, if any	.69% A	.69%	.69%	.69%	.68%	.70%
Expenses net of all reductions	.69% A	.69%	.69%	.69%	.68%	.70%
Net investment income	.63% A	1.11%	4.23%	4.93%	4.03%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,621	$ 3,114	$ 2,910	$ 4,818	$ 4,624	$ 4,044
Portfolio turnover rate	128% A	92%	11%	29%	39%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income D	.036	.111	.404	.516	.427	.241
Net realized and unrealized gain (loss)	.047	(.169)	(1.603)	(.210)	(.011)	(.026)
Total from investment operations	.083	(.058)	(1.199)	.306	.416	.215
Distributions from net investment income	(.033)	(.088)	(.310)	(.516)	(.426)	(.232)
Distributions from net realized gain	-	-	-	-	-	(.003)
Return of capital	-	(.004)	(.042)	-	-	-
Total distributions	(.033)	(.092)	(.352)	(.516)	(.426)	(.235)
Redemption fees added to paid in capital D	- F	- F	.001	- F	- F	- F
Net asset value, end of period	$ 8.16	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Total Return B, C	1.02%	(.70)%	(12.42)%	3.09%	4.23%	2.16%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.58%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.53%
Expenses net of all reductions	.45% A	.44%	.45%	.45%	.45%	.53%
Net investment income	.87% A	1.36%	4.47%	5.17%	4.26%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 235,397	$ 217,282	$ 315,401	$ 974,602	$ 850,329	$ 906,644
Portfolio turnover rate	128% A	92%	11%	29%	39%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income D	.033	.102	.416	.510	.420	.240
Net realized and unrealized gain (loss)	.047	(.168)	(1.619)	(.206)	(.008)	(.026)
Total from investment operations	.080	(.066)	(1.203)	.304	.412	.214
Distributions from net investment income	(.030)	(.081)	(.306)	(.514)	(.422)	(.231)
Distributions from net realized gain	-	-	-	-	-	(.003)
Return of capital	-	(.003)	(.042)	-	-	-
Total distributions	(.030)	(.084)	(.348)	(.514)	(.422)	(.234)
Redemption fees added to paid in capital D	- F	- F	.001	- F	- F	- F
Net asset value, end of period	$ 8.16	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Total Return B, C	.99%	(.80)%	(12.46)%	3.06%	4.19%	2.15%
Ratios to Average Net Assets E
Expenses before reductions	.52% A	.58%	.48%	.48%	.49%	.58%
Expenses net of fee waivers, if any	.52% A	.55%	.48%	.48%	.49%	.55%
Expenses net of all reductions	.52% A	.54%	.48%	.48%	.49%	.55%
Net investment income	.79% A	1.26%	4.44%	5.14%	4.22%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 606	$ 623	$ 594	$ 8,312	$ 1,987	$ 509
Portfolio turnover rate	128% A	92%	11%	29%	39%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Dealers who make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

For the period ended July 31, 2009, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 922,370
Gross unrealized depreciation	(6,687,552)
Net unrealized appreciation (depreciation)	$ (5,765,182)

Tax cost	$ 257,074,172

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of

Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	$ 99,754	$ 9,439
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 99,754	$ 9,439

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $99,754 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $9,439 for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $84,321,778 and $20,973,839, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 7,482	$ 508
Class T	0%	.15%	2,263	1,124
			$ 9,745	$ 1,632

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,428
Class T	110
$ 1,538

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets *
Class A	$ 7,217.14
Class T	2,868.19
Ultra-Short Bond	113,925.10
Institutional Class	601.17
	$ 124,611

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $480 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $46.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 30,646	$ 67,967
Class T	8,540	28,236
Ultra-Short Bond	920,674	2,868,327
Institutional Class	2,509	4,273
Total	$ 962,369	$ 2,968,803
Tax Return of Capital
Class A	$ -	$ 2,789
Class T	-	1,095
Ultra-Short Bond	-	98,214
Institutional Class	-	152
Total	$ -	$ 102,250

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	807,366	1,050,621	$ 6,566,961	$ 8,574,995
Reinvestment of distributions	3,163	7,386	25,741	60,113
Shares redeemed	(348,155)	(826,248)	(2,831,614)	(6,724,916)
Net increase (decrease)	462,374	231,759	$ 3,761,088	$ 1,910,192
Class T
Shares sold	99,795	223,720	$ 810,939	$ 1,825,052
Reinvestment of distributions	992	3,320	8,073	27,039
Shares redeemed	(163,489)	(195,329)	(1,330,117)	(1,586,346)
Net increase (decrease)	(62,702)	31,711	$ (511,105)	$ 265,745
Ultra-Short Bond
Shares sold	5,292,999	5,376,826	$ 43,045,798	$ 43,743,623
Reinvestment of distributions	108,928	349,007	886,468	2,845,061
Shares redeemed	(3,336,676)	(17,117,727)	(27,138,626)	(139,442,451)
Net increase (decrease)	2,065,251	(11,391,894)	$ 16,793,640	$ (92,853,767)
Institutional Class
Shares sold	50,927	91,811	$ 414,228	$ 743,473
Reinvestment of distributions	100	213	810	1,735
Shares redeemed	(53,598)	(87,044)	(436,134)	(709,742)
Net increase (decrease)	(2,571)	4,980	$ (21,096)	$ 35,466

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Ultra-Short Bond (retail class) and Class A of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Ultra-Short Bond (retail class) and Class A show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Ultra-Short Bond (retail class) of the fund was in the third quartile for the one- and three-year periods and the fourth quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Ultra-Short Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Ultra-Short Bond (retail class) to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

Semiannual Report

The Board noted that the total expenses of each of Class A, Class T, and Fidelity Ultra-Short Bond (retail class) ranked below its competitive median for 2008 and the total expenses of Institutional Class ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

ULB-USAN-0310
1.789738.106

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Ultra-Short Bond
Fund - Class A and Class T

Semiannual Report

January 31, 2010

Class A and Class T
are classes of
Fidelity® Ultra-Short Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	.64%
Actual		$ 1,000.00	$ 1,009.20	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26
Class T	.69%
Actual		$ 1,000.00	$ 1,009.00	$ 3.49
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,010.20	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,009.90	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification
As of January 31, 2010	As of July 31, 2009
U.S. Government and U.S. Government Agency Obligations † 31.9%	U.S. Government and U.S. Government Agency Obligations † 53.6%
AAA 20.6%	AAA 7.1%
AA 10.3%	AA 3.3%
A 7.0%	A 4.9%
BBB 5.5%	BBB 2.5%
BB and Below 0.3%	BB and Below 0.8%
Not Rated 0.4%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 24.0%	Short-Term Investments and Net Other Assets 27.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of January 31, 2010
6 months ago
Years	0.9	1.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2010
6 months ago
Years	0.6	0.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2010 *		As of July 31, 2009 **
	Corporate Bonds 21.4%		Corporate Bonds 9.3%
	U.S. Government and U.S. Government Agency Obligations † 31.9%		U.S. Government and U.S. Government Agency Obligations † 53.6%
	Asset-Backed Securities 20.3%		Asset-Backed Securities 8.8%
	CMOs and Other Mortgage Related Securities 1.6%		CMOs and Other Mortgage Related Securities 1.3%
	Other Investments 0.8%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 24.0%		Short-Term Investments and Net Other Assets 27.0%
* Foreign investments	15.3%	** Foreign investments	11.0%

* Futures and Swaps	7.6%	** Futures and Swaps	8.7%
† Includes FDIC Guaranteed Corporate Securities.

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp. 4.875% 6/15/10	$ 1,581,000	$ 1,603,049
Media - 0.4%
Comcast Corp. 5.45% 11/15/10	1,000,000	1,032,377
TOTAL CONSUMER DISCRETIONARY		2,635,426
CONSUMER STAPLES - 1.3%
Food Products - 0.9%
Kraft Foods, Inc. 5.625% 11/1/11	2,000,000	2,132,050
Household Products - 0.4%
Procter & Gamble International Funding SCA:
0.2853% 5/7/10 (d)	1,000,000	999,528
1.35% 8/26/11	114,000	115,222
		1,114,750
TOTAL CONSUMER STAPLES		3,246,800
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Shell International Finance BV 1.3% 9/22/11	1,000,000	1,007,131
FINANCIALS - 11.3%
Capital Markets - 0.6%
Bear Stearns Companies, Inc. 0.3566% 2/23/10 (d)	1,500,000	1,500,195
Commercial Banks - 7.1%
American Express Bank FSB 0.2906% 4/26/10 (d)	315,000	314,757
Credit Agricole SA:
0.4353% 6/7/11 (a)(d)	2,000,000	1,999,210
0.5988% 2/2/12 (a)(d)	2,000,000	1,998,810
ING Bank NV 0.8813% 1/13/12 (a)(d)	2,000,000	1,995,394
National Australia Bank Ltd.:
0.73% 1/8/13 (a)(d)	1,000,000	997,978
4.8% 4/6/10 (a)	1,000,000	1,007,886
Royal Bank of Scotland PLC 0.5144% 3/30/12 (a)(d)	2,000,000	1,993,990
Sovereign Bank 1.9906% 8/1/13 (d)	500,000	495,140
Svenska Handelsbanken AB 1.2543% 9/14/12 (a)(d)	2,000,000	2,015,586
Wachovia Corp. 0.4056% 3/1/12 (d)	2,000,000	1,985,714
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	$ 1,500,000	$ 1,540,388
Westpac Banking Corp. 0.549% 10/21/11 (a)(d)	1,500,000	1,498,827
		17,843,680
Consumer Finance - 0.4%
American Express Credit Corp. 1.6306% 5/27/10 (d)	1,000,000	1,004,031
Diversified Financial Services - 1.3%
Citigroup, Inc. 5.125% 2/14/11	1,100,000	1,138,210
New York Life Global Fund 0.3788% 6/16/11 (a)(d)	2,000,000	1,995,000
		3,133,210
Insurance - 1.4%
Berkshire Hathaway Finance Corp. 0.3763% 1/13/12 (d)	2,000,000	1,999,040
Metropolitan Life Global Funding I 1.0006% 6/25/10 (a)(d)	1,500,000	1,503,324
		3,502,364
Real Estate Management & Development - 0.5%
Simon Property Group LP:
4.6% 6/15/10	525,000	531,619
4.875% 8/15/10	735,000	748,598
		1,280,217
TOTAL FINANCIALS		28,263,697
HEALTH CARE - 2.5%
Health Care Providers & Services - 1.3%
UnitedHealth Group, Inc. 5.125% 11/15/10	2,000,000	2,066,152
WellPoint, Inc. 5% 1/15/11	1,000,000	1,036,144
		3,102,296
Pharmaceuticals - 1.2%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,024,568
Pfizer, Inc. 2.2036% 3/15/11 (d)	1,000,000	1,022,471
		3,047,039
TOTAL HEALTH CARE		6,149,335
INDUSTRIALS - 0.8%
Industrial Conglomerates - 0.8%
Covidien International Finance SA 5.15% 10/15/10	2,000,000	2,060,728
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.25% 5/27/11	$ 286,000	$ 291,590
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.6%
Telecom Italia Capital SA 4.875% 10/1/10	2,000,000	2,048,626
Verizon Global Funding Corp. 7.25% 12/1/10	2,000,000	2,111,014
		4,159,640
Wireless Telecommunication Services - 1.1%
Verizon Wireless Capital LLC 3.75% 5/20/11	683,000	705,881
Vodafone Group PLC 0.5356% 2/27/12 (d)	2,000,000	1,996,060
		2,701,941
TOTAL TELECOMMUNICATION SERVICES		6,861,581
UTILITIES - 1.2%
Electric Utilities - 1.2%
Pacific Gas & Electric Co. 1.2059% 6/10/10 (d)	1,000,000	1,003,259
Pepco Holdings, Inc. 4% 5/15/10	500,000	503,702
Southern Co. 0.649% 10/21/11 (d)	1,500,000	1,508,061
		3,015,022
TOTAL NONCONVERTIBLE BONDS (Cost $53,360,623)		53,531,310
U.S. Government and Government Agency Obligations - 32.8%

Other Government Related - 3.4%
Bank of America Corp. 0.5488% 4/30/12 (FDIC Guaranteed) (b)(d)	1,500,000	1,510,394
Citibank NA 1.5% 7/12/11 (FDIC Guaranteed) (b)	690,000	697,612
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (b)	470,000	474,248
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (b)	870,000	882,789
Goldman Sachs Group, Inc.:
0.5253% 11/9/11 (FDIC Guaranteed) (b)(d)	2,000,000	2,011,358
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
Goldman Sachs Group, Inc.: - continued
1.7% 3/15/11 (FDIC Guaranteed) (b)	$ 1,000,000	$ 1,012,032
JPMorgan Chase & Co. 0.3466% 2/23/11 (FDIC Guaranteed) (b)(d)	2,000,000	2,003,746
TOTAL OTHER GOVERNMENT RELATED		8,592,179
U.S. Government Agency Obligations - 17.4%
Fannie Mae 3.25% 2/10/10	16,000,000	16,012,432
Freddie Mac:
1.625% 4/26/11	16,000,000	16,208,880
4.875% 2/9/10	11,500,000	11,512,087
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		43,733,399
U.S. Treasury Obligations - 12.0%
U.S. Treasury Bills, yield at date of purchase 0.33% 1/13/11	20,000,000	19,945,795
U.S. Treasury Notes 0.875% 5/31/11 (c)	10,000,000	10,059,770
TOTAL U.S. TREASURY OBLIGATIONS		30,005,565
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $82,122,967)		82,331,143
U.S. Government Agency - Mortgage Securities - 6.4%

Fannie Mae - 4.6%
2.372% 4/1/36 (d)	368,903	377,194
2.697% 12/1/34 (d)	794,924	819,118
2.998% 11/1/34 (d)	213,647	221,861
3.107% 7/1/35 (d)	1,097,966	1,139,217
3.184% 11/1/34 (d)	785,010	816,405
3.297% 7/1/34 (d)	646,139	670,799
3.421% 8/1/33 (d)	171,021	176,749
3.571% 10/1/35 (d)	1,620,064	1,681,666
3.615% 7/1/33 (d)	196,321	203,490
3.634% 6/1/35 (d)	619,722	641,030
3.689% 6/1/35 (d)	1,523,141	1,565,763
3.78% 10/1/39 (d)	1,179,767	1,222,534
3.947% 3/1/37 (d)	777,011	804,730
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.136% 7/1/35 (d)	$ 813,930	$ 833,322
4.22% 2/1/34 (d)	517,027	533,046
TOTAL FANNIE MAE		11,706,924
Freddie Mac - 1.8%
4.026% 4/1/35 (d)	1,542,572	1,585,036
4.028% 6/1/35 (d)	1,160,670	1,206,480
4.571% 3/1/35 (d)	742,184	767,572
4.703% 11/1/35 (d)	877,383	917,905
TOTAL FREDDIE MAC		4,476,993
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $16,026,326)		16,183,917
Asset-Backed Securities - 20.3%

ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.7306% 2/25/34 (d)	21,689	20,418
Series 2006-HE2 Class M3, 0.5706% 5/25/36 (d)	123,360	3,212
Ally Auto Receivables Trust:
Series 2009-A Class A2, 1.32% 3/15/12 (a)	2,000,000	2,007,155
Series 2009-B Class A2, 1.21% 6/15/12 (a)	2,000,000	2,005,226
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R11 Class M1, 0.8906% 11/25/34 (d)	497,537	182,777
Bank of America Auto Trust Series 2009-2A Class A2, 1.16% 2/15/12 (a)	2,000,000	2,006,671
Bank of America Credit Card Master Trust:
Series 2006-A16 Class A16, 4.72% 5/15/13	2,000,000	2,069,149
Series 2007-B4 Class B4, 0.3231% 9/15/12 (d)	340,000	339,205
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	1,000,000	1,022,033
Capital Auto Receivables Asset Trust:
Series 2007-SN1 Class B, 5.52% 3/15/11	50,000	50,221
Series 2007-SN2 Class A4, 1.2631% 5/16/11 (a)(d)	1,250,000	1,252,820
Capital One Multi-Asset Execution Trust:
Series 2006-A2 Class A, 4.85% 11/15/13	100,000	103,822
Series 2007-B4 Class B4, 0.3231% 2/15/13 (d)	750,000	748,288
Series 2009-A2 Class A2, 3.2% 4/15/14	1,500,000	1,543,361
Asset-Backed Securities - continued
	Principal Amount	Value
CarMax Auto Owner Trust Series 2009-2 Class A2, 1% 6/15/12	$ 2,000,000	$ 2,002,818
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4106% 5/20/17 (a)(d)	178,652	150,174
Chase Issuance Trust:
2005-A7 Class A7, 4.55% 3/15/13	340,000	352,552
Series 2005-A10 Class A10, 4.65% 12/17/12	2,000,000	2,058,321
Series 2008-9 Class A, 4.26% 5/15/13	100,000	104,315
Series 2009-A3 Class A3, 2.4% 6/17/13	780,000	795,478
Series 2009-A6 Class A6, 1.0831% 7/16/12 (d)	2,000,000	2,006,225
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	200,000	211,562
Series 2007-B6 Class B6, 5% 11/8/12	300,000	307,815
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (a)	500,000	501,682
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.5345% 5/28/35 (d)	80,751	47,429
Class AB3, 0.6974% 5/28/35 (d)	32,052	17,579
Ford Credit Auto Lease Trust:
Series 2009-A Class A2, 2.6% 5/15/11 (a)	2,000,000	2,014,926
Series 2010-A Class A2, 1.04% 3/15/13 (a)	1,000,000	999,924
Ford Credit Auto Owner Trust:
Series 2009-B Class A2, 2.4604% 11/15/11	100,000	100,616
Series 2009-D:
Class A2, 1.21% 1/15/12	2,000,000	2,007,365
Class A3, 2.17% 10/15/13	100,000	101,612
Series 2009-E Class A2, 1% 3/15/12	2,000,000	2,000,558
Ford Credit Floorplan Master Owner Trust Series 2010-1 Class A, 1.8822% 12/15/14 (a)(d)	490,000	492,833
Fremont Home Loan Trust Series 2005-A Class M4, 0.9106% 1/25/35 (d)	125,000	16,900
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,000,000	1,014,010
GSAMP Trust Series 2007-HE1 Class M1, 0.4806% 3/25/47 (d)	335,000	17,844
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.3106% 5/25/30 (a)(d)	650,741	123,666
Home Equity Asset Trust Series 2003-5 Class A2, 0.9306% 12/25/33 (d)	10,566	5,189
Honda Auto Receivables Owner Trust:
Series 2009-2 Class A2, 2.22% 9/15/10	217,452	218,731
Series 2009-3 Class A2, 1.5% 8/15/11	1,000,000	1,004,760
Asset-Backed Securities - continued
	Principal Amount	Value
Hyundai Auto Receivable Trust Series 2009-A:
Class A2, 1.11% 2/15/12	$ 2,000,000	$ 2,007,455
Class A3, 2.03% 8/15/13	130,000	131,899
John Deere Owner Trust Series 2009-B Class A-2, 0.85% 3/15/12	2,000,000	2,003,897
MBNA Asset Backed Note Trust Series 2000-E Class C, 8.8% 10/15/12 (a)	1,000,000	1,019,308
MBNA Credit Card Master Note Trust Series 2006-A3 Class A3, 0.2531% 8/15/12 (d)	2,500,000	2,499,244
Mercedes-Benz Auto Receivables Trust Series 2009-1:
Class A2, 0.83% 3/15/12	2,000,000	2,004,383
Class A3, 1.67% 1/15/14	180,000	181,322
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7006% 8/25/35 (d)	39,863	31,402
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5706% 8/25/34 (d)	65,756	50,007
Nissan Auto Lease Trust:
Series 2009-A Class A2, 2.01% 4/15/11	140,000	140,811
Series 2009-B:
Class A2, 1% 9/15/11	2,000,000	2,004,090
Class A3, 2.07% 1/15/15	200,000	202,333
Nordstrom Credit Card Master Note Trust II Series 2007-1A Class A, 4.92% 5/15/13 (a)	1,000,000	1,007,044
Ocala Funding LLC Series 2006-1A Class A, 1.6306% 3/20/11 (a)(d)	965,000	357,050
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.6806% 9/25/34 (d)	435,000	61,331
Series 2004-WWF1 Class M4, 1.3306% 1/25/35 (d)	945,000	145,981
Series 2005-WCH1 Class M3, 0.7906% 1/25/35 (d)	425,000	208,090
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0306% 4/25/33 (d)	1,451	800
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0906% 9/25/34 (d)	21,802	15,721
Volkswagen Auto Lease Trust Series 2009-A:
Class A2, 1% 7/15/11	986,972	995,338
Class A3, 3.41% 4/16/12	1,000,000	1,029,521
WaMu Master Note Trust:
Series 2007-A4A Class A4, 5.2% 10/15/14 (a)	1,390,000	1,431,322
Asset-Backed Securities - continued
	Principal Amount	Value
WaMu Master Note Trust: - continued
Series 2007-A5A Class A5, 0.9831% 10/15/14 (a)(d)	$ 250,000	$ 250,214
Series 2007-B1 Class B1, 4.95% 3/17/14 (a)	1,000,000	1,005,455
TOTAL ASSET-BACKED SECURITIES (Cost $54,192,976)		50,813,260
Collateralized Mortgage Obligations - 1.1%

Private Sponsor - 0.4%
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (d)	45,245	27,370
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5606% 12/20/34 (d)	319,075	216,528
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9706% 3/25/35 (d)	174,776	59,086
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6206% 9/26/45 (a)(d)	273,119	124,260
Merrill Lynch Mortgage Investors Trust floater Series 2003-A Class 2A2, 1.2063% 3/25/28 (d)	17,594	12,817
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6306% 9/25/33 (a)(d)	47,043	40,463
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4313% 9/25/36 (d)	1,000,000	512,403
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3106% 9/25/46 (d)	9,581	9,382
TOTAL PRIVATE SPONSOR		1,002,309
U.S. Government Agency - 0.7%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2004-9 Class AB, 4% 7/25/17	844,176	873,226
Freddie Mac Multi-class participation certificates guaranteed sequential payer Series 2895 Class EJ, 4% 8/15/17	790,844	818,567
TOTAL U.S. GOVERNMENT AGENCY		1,691,793
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,556,881)		2,694,102
Commercial Mortgage Securities - 1.2%
	Principal Amount	Value
GS Mortgage Securities Corp. II Series 2001-LIBA Class C, 6.733% 2/14/16 (a)	$ 1,200,000	$ 1,268,212
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.434% 7/15/19 (a)(d)	570,000	78,375
Series 2007-XLFA Class B, 0.364% 10/15/20 (a)(d)	440,000	198,000
sequential payer Series 2003-IQ4 Class A1, 3.27% 5/15/40	719,421	720,394
Series 2007-XLC1:
Class C, 0.8331% 7/17/17 (a)(d)	803,413	44,188
Class D, 0.9331% 7/17/17 (a)(d)	378,077	20,794
Class E, 1.0331% 7/17/17 (a)(d)	305,370	16,795
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 10.5186% 4/4/27 (d)	607,111	607,460
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,098,096)		2,954,218
Foreign Government and Government Agency Obligations - 0.8%

Ontario Province 0.4203% 11/19/12 (d) (Cost $2,000,000)	2,000,000	2,002,242
Certificates of Deposit - 4.2%

BNP Paribas SA yankee 0.84% 2/16/10	2,000,000	2,000,679
Deutsche Bank New York Branch yankee 0.5513% 1/19/12 (d)	2,000,000	2,000,002
Lloyds TSB Bank PLC yankee 0.83% 2/12/10	2,500,000	2,500,602
Royal Bank of Scotland PLC yankee 0.78% 2/26/10	2,000,000	2,000,885
UBS AG yankee 0.47% 5/18/10	2,000,000	2,001,209
TOTAL CERTIFICATES OF DEPOSIT (Cost $10,500,079)		10,503,377
Commercial Paper - 4.0%

Fortis Funding LLC yankee 0.21% 4/19/10	2,000,000	1,999,124
Landesbank Hessen-Thuringen yankee 0.65% 5/25/10	2,000,000	1,998,460
Rabobank USA Financial Corp. yankee 0.31% 3/2/10	2,000,000	1,999,868
Commercial Paper - continued
	Principal Amount	Value
UniCredito Italiano Bank (Ireland) PLC yankee 0.795% 3/4/10	$ 2,000,000	$ 1,999,641
Vodafone Group PLC yankee 0.75% 3/1/10	2,000,000	1,999,328
TOTAL COMMERCIAL PAPER (Cost $9,991,835)		9,996,421
Cash Equivalents - 8.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.11%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Government Obligations) # (Cost $20,299,000)	$ 20,299,192	20,299,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $257,148,783)		251,308,990
NET OTHER ASSETS - (0.3)%		(833,945)
NET ASSETS - 100%		$ 250,475,045
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
19 Eurodollar 90 Day Index Contracts	March 2010	$ 18,986,225	$ 42,770
15 Eurodollar 90 Day Index Contracts	June 2010	14,984,813	22,193
15 Eurodollar 90 Day Index Contracts	Sept. 2010	14,975,813	22,318
TOTAL EURODOLLAR CONTRACTS			$ 87,281
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,422,562 or 14.1% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,592,179 or 3.4% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $40,239.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$20,299,000 due 2/01/10 at 0.11%
Bank of America, NA	$ 4,103,917
Barclays Capital, Inc.	2,780,974
Citigroup Global Markets, Inc.	654,347
Deutsche Bank Securities, Inc.	654,347
Goldman, Sachs & Co.	3,926,081
HSBC Securities (USA), Inc.	1,963,040
J.P. Morgan Securities, Inc.	1,308,694
Mizuho Securities USA, Inc.	4,253,253
RBC Capital Markets Corp.	654,347
$ 20,299,000
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 53,531,310	$ -	$ 53,531,310	$ -
U.S. Government and Government Agency Obligations	82,331,143	-	82,331,143	-
U.S. Government Agency - Mortgage Securities	16,183,917	-	16,183,917	-
Asset-Backed Securities	50,813,260	-	49,692,216	1,121,044
Collateralized Mortgage Obligations	2,694,102	-	2,694,102	-
Commercial Mortgage Securities	2,954,218	-	2,872,441	81,777
Foreign Government and Government Agency Obligations	2,002,242	-	2,002,242	-
Certificates of Deposit	10,503,377	-	10,503,377	-
Commercial Paper	9,996,421	-	9,996,421	-
Cash Equivalents	20,299,000	-	20,299,000	-
Total Investments in Securities:	$ 251,308,990	$ -	$ 250,106,169	$ 1,202,821
Derivative Instruments:
Assets
Futures Contracts	$ 87,281	$ 87,281	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,556,238
Total Realized Gain (Loss)	(4,982,209)
Total Unrealized Gain (Loss)	5,069,517
Cost of Purchases	-
Proceeds of Sales	(478,313)
Amortization/Accretion	(41,323)
Transfers in/out of Level 3	(3,735)
Ending Balance	$ 1,202,821
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 70,900

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 87,281	$ -
Total Value of Derivatives	$ 87,281	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.7%
United Kingdom	4.2%
France	2.4%
Luxembourg	2.0%
Australia	1.4%
Netherlands	1.2%
Others (individually less than 1%)	4.1%
100.0%
Income Tax Information

At July 31, 2009, the fund had a capital loss carryforward of approximately $112,019,924 of which $1,917,431, $518,690, $12,186,304 and $97,397,499 will expire on July 31, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $5,182,204 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $20,299,000) - See accompanying schedule: Unaffiliated issuers (cost $257,148,783)		$ 251,308,990
Cash		524
Receivable for investments sold		1,092,896
Receivable for fund shares sold		361,813
Interest receivable		1,068,556
Receivable for daily variation on futures contracts		563
Total assets		253,833,342

Liabilities
Payable for investments purchased	$ 2,999,924
Payable for fund shares redeemed	255,400
Distributions payable	7,214
Accrued management fee	65,568
Distribution fees payable	1,804
Other affiliated payables	28,387
Total liabilities		3,358,297

Net Assets		$ 250,475,045
Net Assets consist of:
Paid in capital		$ 381,140,360
Undistributed net investment income		103,827
Accumulated undistributed net realized gain (loss) on investments		(125,016,630)
Net unrealized appreciation (depreciation) on investments		(5,752,512)
Net Assets		$ 250,475,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,850,869 ÷ 1,453,160 shares)	$ 8.16

Maximum offering price per share (100/98.50 of $8.16)	$ 8.28
Class T: Net Asset Value and redemption price per share ($2,621,170 ÷ 321,390 shares)	$ 8.16

Maximum offering price per share (100/98.50 of $8.16)	$ 8.28
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($235,397,194 ÷ 28,861,318 shares)	$ 8.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($605,812 ÷ 74,281 shares)	$ 8.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Interest		$ 1,601,372

Expenses
Management fee	$ 382,043
Transfer agent fees	124,611
Distribution fees	9,745
Fund wide operations fee	40,247
Independent trustees' compensation	403
Miscellaneous	480
Total expenses before reductions	557,529
Expense reductions	(46)	557,483
Net investment income		1,043,889
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,836,415)
Futures contracts	99,754
Total net realized gain (loss)		(7,736,661)
Change in net unrealized appreciation (depreciation) on: Investment securities	9,042,881
Futures contracts	9,439
Total change in net unrealized appreciation (depreciation)		9,052,320
Net gain (loss)		1,315,659
Net increase (decrease) in net assets resulting from operations		$ 2,359,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,043,889	$ 3,530,700
Net realized gain (loss)	(7,736,661)	(5,262,655)
Change in net unrealized appreciation (depreciation)	9,052,320	(688,421)
Net increase (decrease) in net assets resulting from operations	2,359,548	(2,420,376)
Distributions to shareholders from net investment income	(962,369)	(2,968,803)
Distributions to shareholders from return of capital	-	(102,250)
Total distributions	(962,369)	(3,071,053)
Share transactions - net increase (decrease)	20,022,527	(90,642,364)
Redemption fees	2,925	12,962
Total increase (decrease) in net assets	21,422,631	(96,120,831)

Net Assets
Beginning of period	229,052,414	325,173,245
End of period (including undistributed net investment income of $103,827 and undistributed net investment income of $22,307, respectively)	$ 250,475,045	$ 229,052,414

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income E	.028	.091	.384	.493	.400	.223
Net realized and unrealized gain (loss)	.047	(.167)	(1.612)	(.198)	(.009)	(.026)
Total from investment operations	.075	(.076)	(1.228)	.295	.391	.197
Distributions from net investment income	(.025)	(.071)	(.294)	(.495)	(.401)	(.214)
Distributions from net realized gain	-	-	-	-	-	(.003)
Return of capital	-	(.003)	(.039)	-	-	-
Total distributions	(.025)	(.074)	(.333)	(.495)	(.401)	(.217)
Redemption fees added to paid in capital E	- G	- G	.001	- G	- G	- G
Net asset value, end of period	$ 8.16	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Total Return B, C, D	.92%	(.92)%	(12.71)%	2.97%	3.97%	1.98%
Ratios to Average Net Assets F
Expenses before reductions	.64% A	.68%	.67%	.66%	.70%	.78%
Expenses net of fee waivers, if any	.64% A	.68%	.67%	.66%	.70%	.70%
Expenses net of all reductions	.64% A	.67%	.66%	.66%	.70%	.70%
Net investment income	.68% A	1.13%	4.26%	4.96%	4.00%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,851	$ 8,033	$ 6,268	$ 13,735	$ 4,553	$ 2,557
Portfolio turnover rate	128% A	92%	11%	29%	39%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income E	.026	.090	.377	.491	.404	.222
Net realized and unrealized gain (loss)	.047	(.168)	(1.607)	(.199)	(.011)	(.025)
Total from investment operations	.073	(.078)	(1.230)	.292	.393	.197
Distributions from net investment income	(.023)	(.069)	(.292)	(.492)	(.403)	(.214)
Distributions from net realized gain	-	-	-	-	-	(.003)
Return of capital	-	(.003)	(.039)	-	-	-
Total distributions	(.023)	(.072)	(.331)	(.492)	(.403)	(.217)
Redemption fees added to paid in capital E	- G	- G	.001	- G	- G	- G
Net asset value, end of period	$ 8.16	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Total Return B, C, D	.90%	(.94)%	(12.72)%	2.95%	4.00%	1.98%
Ratios to Average Net Assets F
Expenses before reductions	.69% A	.69%	.69%	.69%	.68%	.77%
Expenses net of fee waivers, if any	.69% A	.69%	.69%	.69%	.68%	.70%
Expenses net of all reductions	.69% A	.69%	.69%	.69%	.68%	.70%
Net investment income	.63% A	1.11%	4.23%	4.93%	4.03%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,621	$ 3,114	$ 2,910	$ 4,818	$ 4,624	$ 4,044
Portfolio turnover rate	128% A	92%	11%	29%	39%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income D	.036	.111	.404	.516	.427	.241
Net realized and unrealized gain (loss)	.047	(.169)	(1.603)	(.210)	(.011)	(.026)
Total from investment operations	.083	(.058)	(1.199)	.306	.416	.215
Distributions from net investment income	(.033)	(.088)	(.310)	(.516)	(.426)	(.232)
Distributions from net realized gain	-	-	-	-	-	(.003)
Return of capital	-	(.004)	(.042)	-	-	-
Total distributions	(.033)	(.092)	(.352)	(.516)	(.426)	(.235)
Redemption fees added to paid in capital D	- F	- F	.001	- F	- F	- F
Net asset value, end of period	$ 8.16	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Total Return B, C	1.02%	(.70)%	(12.42)%	3.09%	4.23%	2.16%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.58%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.53%
Expenses net of all reductions	.45% A	.44%	.45%	.45%	.45%	.53%
Net investment income	.87% A	1.36%	4.47%	5.17%	4.26%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 235,397	$ 217,282	$ 315,401	$ 974,602	$ 850,329	$ 906,644
Portfolio turnover rate	128% A	92%	11%	29%	39%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income D	.033	.102	.416	.510	.420	.240
Net realized and unrealized gain (loss)	.047	(.168)	(1.619)	(.206)	(.008)	(.026)
Total from investment operations	.080	(.066)	(1.203)	.304	.412	.214
Distributions from net investment income	(.030)	(.081)	(.306)	(.514)	(.422)	(.231)
Distributions from net realized gain	-	-	-	-	-	(.003)
Return of capital	-	(.003)	(.042)	-	-	-
Total distributions	(.030)	(.084)	(.348)	(.514)	(.422)	(.234)
Redemption fees added to paid in capital D	- F	- F	.001	- F	- F	- F
Net asset value, end of period	$ 8.16	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Total Return B, C	.99%	(.80)%	(12.46)%	3.06%	4.19%	2.15%
Ratios to Average Net Assets E
Expenses before reductions	.52% A	.58%	.48%	.48%	.49%	.58%
Expenses net of fee waivers, if any	.52% A	.55%	.48%	.48%	.49%	.55%
Expenses net of all reductions	.52% A	.54%	.48%	.48%	.49%	.55%
Net investment income	.79% A	1.26%	4.44%	5.14%	4.22%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 606	$ 623	$ 594	$ 8,312	$ 1,987	$ 509
Portfolio turnover rate	128% A	92%	11%	29%	39%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Dealers who make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

For the period ended July 31, 2009, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 922,370
Gross unrealized depreciation	(6,687,552)
Net unrealized appreciation (depreciation)	$ (5,765,182)

Tax cost	$ 257,074,172

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of

Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	$ 99,754	$ 9,439
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 99,754	$ 9,439

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $99,754 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $9,439 for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $84,321,778 and $20,973,839, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 7,482	$ 508
Class T	0%	.15%	2,263	1,124
			$ 9,745	$ 1,632

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,428
Class T	110
$ 1,538

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets *
Class A	$ 7,217.14
Class T	2,868.19
Ultra-Short Bond	113,925.10
Institutional Class	601.17
	$ 124,611

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $480 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $46.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 30,646	$ 67,967
Class T	8,540	28,236
Ultra-Short Bond	920,674	2,868,327
Institutional Class	2,509	4,273
Total	$ 962,369	$ 2,968,803
Tax Return of Capital
Class A	$ -	$ 2,789
Class T	-	1,095
Ultra-Short Bond	-	98,214
Institutional Class	-	152
Total	$ -	$ 102,250

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	807,366	1,050,621	$ 6,566,961	$ 8,574,995
Reinvestment of distributions	3,163	7,386	25,741	60,113
Shares redeemed	(348,155)	(826,248)	(2,831,614)	(6,724,916)
Net increase (decrease)	462,374	231,759	$ 3,761,088	$ 1,910,192
Class T
Shares sold	99,795	223,720	$ 810,939	$ 1,825,052
Reinvestment of distributions	992	3,320	8,073	27,039
Shares redeemed	(163,489)	(195,329)	(1,330,117)	(1,586,346)
Net increase (decrease)	(62,702)	31,711	$ (511,105)	$ 265,745
Ultra-Short Bond
Shares sold	5,292,999	5,376,826	$ 43,045,798	$ 43,743,623
Reinvestment of distributions	108,928	349,007	886,468	2,845,061
Shares redeemed	(3,336,676)	(17,117,727)	(27,138,626)	(139,442,451)
Net increase (decrease)	2,065,251	(11,391,894)	$ 16,793,640	$ (92,853,767)
Institutional Class
Shares sold	50,927	91,811	$ 414,228	$ 743,473
Reinvestment of distributions	100	213	810	1,735
Shares redeemed	(53,598)	(87,044)	(436,134)	(709,742)
Net increase (decrease)	(2,571)	4,980	$ (21,096)	$ 35,466

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Ultra-Short Bond (retail class) and Class A of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Ultra-Short Bond (retail class) and Class A show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Ultra-Short Bond (retail class) of the fund was in the third quartile for the one- and three-year periods and the fourth quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Ultra-Short Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Ultra-Short Bond (retail class) to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

Semiannual Report

The Board noted that the total expenses of each of Class A, Class T, and Fidelity Ultra-Short Bond (retail class) ranked below its competitive median for 2008 and the total expenses of Institutional Class ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSB-USAN-0310
1.804590.106

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Ultra-Short Bond
Fund - Institutional Class

Semiannual Report

January 31, 2010

Institutional Class
is a class of
Fidelity® Ultra-Short Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	.64%
Actual		$ 1,000.00	$ 1,009.20	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26
Class T	.69%
Actual		$ 1,000.00	$ 1,009.00	$ 3.49
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,010.20	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,009.90	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification
As of January 31, 2010	As of July 31, 2009
U.S. Government and U.S. Government Agency Obligations † 31.9%	U.S. Government and U.S. Government Agency Obligations † 53.6%
AAA 20.6%	AAA 7.1%
AA 10.3%	AA 3.3%
A 7.0%	A 4.9%
BBB 5.5%	BBB 2.5%
BB and Below 0.3%	BB and Below 0.8%
Not Rated 0.4%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 24.0%	Short-Term Investments and Net Other Assets 27.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of January 31, 2010
6 months ago
Years	0.9	1.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2010
6 months ago
Years	0.6	0.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2010 *		As of July 31, 2009 **
	Corporate Bonds 21.4%		Corporate Bonds 9.3%
	U.S. Government and U.S. Government Agency Obligations † 31.9%		U.S. Government and U.S. Government Agency Obligations † 53.6%
	Asset-Backed Securities 20.3%		Asset-Backed Securities 8.8%
	CMOs and Other Mortgage Related Securities 1.6%		CMOs and Other Mortgage Related Securities 1.3%
	Other Investments 0.8%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 24.0%		Short-Term Investments and Net Other Assets 27.0%
* Foreign investments	15.3%	** Foreign investments	11.0%

* Futures and Swaps	7.6%	** Futures and Swaps	8.7%
† Includes FDIC Guaranteed Corporate Securities.

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp. 4.875% 6/15/10	$ 1,581,000	$ 1,603,049
Media - 0.4%
Comcast Corp. 5.45% 11/15/10	1,000,000	1,032,377
TOTAL CONSUMER DISCRETIONARY		2,635,426
CONSUMER STAPLES - 1.3%
Food Products - 0.9%
Kraft Foods, Inc. 5.625% 11/1/11	2,000,000	2,132,050
Household Products - 0.4%
Procter & Gamble International Funding SCA:
0.2853% 5/7/10 (d)	1,000,000	999,528
1.35% 8/26/11	114,000	115,222
		1,114,750
TOTAL CONSUMER STAPLES		3,246,800
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Shell International Finance BV 1.3% 9/22/11	1,000,000	1,007,131
FINANCIALS - 11.3%
Capital Markets - 0.6%
Bear Stearns Companies, Inc. 0.3566% 2/23/10 (d)	1,500,000	1,500,195
Commercial Banks - 7.1%
American Express Bank FSB 0.2906% 4/26/10 (d)	315,000	314,757
Credit Agricole SA:
0.4353% 6/7/11 (a)(d)	2,000,000	1,999,210
0.5988% 2/2/12 (a)(d)	2,000,000	1,998,810
ING Bank NV 0.8813% 1/13/12 (a)(d)	2,000,000	1,995,394
National Australia Bank Ltd.:
0.73% 1/8/13 (a)(d)	1,000,000	997,978
4.8% 4/6/10 (a)	1,000,000	1,007,886
Royal Bank of Scotland PLC 0.5144% 3/30/12 (a)(d)	2,000,000	1,993,990
Sovereign Bank 1.9906% 8/1/13 (d)	500,000	495,140
Svenska Handelsbanken AB 1.2543% 9/14/12 (a)(d)	2,000,000	2,015,586
Wachovia Corp. 0.4056% 3/1/12 (d)	2,000,000	1,985,714
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	$ 1,500,000	$ 1,540,388
Westpac Banking Corp. 0.549% 10/21/11 (a)(d)	1,500,000	1,498,827
		17,843,680
Consumer Finance - 0.4%
American Express Credit Corp. 1.6306% 5/27/10 (d)	1,000,000	1,004,031
Diversified Financial Services - 1.3%
Citigroup, Inc. 5.125% 2/14/11	1,100,000	1,138,210
New York Life Global Fund 0.3788% 6/16/11 (a)(d)	2,000,000	1,995,000
		3,133,210
Insurance - 1.4%
Berkshire Hathaway Finance Corp. 0.3763% 1/13/12 (d)	2,000,000	1,999,040
Metropolitan Life Global Funding I 1.0006% 6/25/10 (a)(d)	1,500,000	1,503,324
		3,502,364
Real Estate Management & Development - 0.5%
Simon Property Group LP:
4.6% 6/15/10	525,000	531,619
4.875% 8/15/10	735,000	748,598
		1,280,217
TOTAL FINANCIALS		28,263,697
HEALTH CARE - 2.5%
Health Care Providers & Services - 1.3%
UnitedHealth Group, Inc. 5.125% 11/15/10	2,000,000	2,066,152
WellPoint, Inc. 5% 1/15/11	1,000,000	1,036,144
		3,102,296
Pharmaceuticals - 1.2%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,024,568
Pfizer, Inc. 2.2036% 3/15/11 (d)	1,000,000	1,022,471
		3,047,039
TOTAL HEALTH CARE		6,149,335
INDUSTRIALS - 0.8%
Industrial Conglomerates - 0.8%
Covidien International Finance SA 5.15% 10/15/10	2,000,000	2,060,728
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.25% 5/27/11	$ 286,000	$ 291,590
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.6%
Telecom Italia Capital SA 4.875% 10/1/10	2,000,000	2,048,626
Verizon Global Funding Corp. 7.25% 12/1/10	2,000,000	2,111,014
		4,159,640
Wireless Telecommunication Services - 1.1%
Verizon Wireless Capital LLC 3.75% 5/20/11	683,000	705,881
Vodafone Group PLC 0.5356% 2/27/12 (d)	2,000,000	1,996,060
		2,701,941
TOTAL TELECOMMUNICATION SERVICES		6,861,581
UTILITIES - 1.2%
Electric Utilities - 1.2%
Pacific Gas & Electric Co. 1.2059% 6/10/10 (d)	1,000,000	1,003,259
Pepco Holdings, Inc. 4% 5/15/10	500,000	503,702
Southern Co. 0.649% 10/21/11 (d)	1,500,000	1,508,061
		3,015,022
TOTAL NONCONVERTIBLE BONDS (Cost $53,360,623)		53,531,310
U.S. Government and Government Agency Obligations - 32.8%

Other Government Related - 3.4%
Bank of America Corp. 0.5488% 4/30/12 (FDIC Guaranteed) (b)(d)	1,500,000	1,510,394
Citibank NA 1.5% 7/12/11 (FDIC Guaranteed) (b)	690,000	697,612
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (b)	470,000	474,248
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (b)	870,000	882,789
Goldman Sachs Group, Inc.:
0.5253% 11/9/11 (FDIC Guaranteed) (b)(d)	2,000,000	2,011,358
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
Goldman Sachs Group, Inc.: - continued
1.7% 3/15/11 (FDIC Guaranteed) (b)	$ 1,000,000	$ 1,012,032
JPMorgan Chase & Co. 0.3466% 2/23/11 (FDIC Guaranteed) (b)(d)	2,000,000	2,003,746
TOTAL OTHER GOVERNMENT RELATED		8,592,179
U.S. Government Agency Obligations - 17.4%
Fannie Mae 3.25% 2/10/10	16,000,000	16,012,432
Freddie Mac:
1.625% 4/26/11	16,000,000	16,208,880
4.875% 2/9/10	11,500,000	11,512,087
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		43,733,399
U.S. Treasury Obligations - 12.0%
U.S. Treasury Bills, yield at date of purchase 0.33% 1/13/11	20,000,000	19,945,795
U.S. Treasury Notes 0.875% 5/31/11 (c)	10,000,000	10,059,770
TOTAL U.S. TREASURY OBLIGATIONS		30,005,565
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $82,122,967)		82,331,143
U.S. Government Agency - Mortgage Securities - 6.4%

Fannie Mae - 4.6%
2.372% 4/1/36 (d)	368,903	377,194
2.697% 12/1/34 (d)	794,924	819,118
2.998% 11/1/34 (d)	213,647	221,861
3.107% 7/1/35 (d)	1,097,966	1,139,217
3.184% 11/1/34 (d)	785,010	816,405
3.297% 7/1/34 (d)	646,139	670,799
3.421% 8/1/33 (d)	171,021	176,749
3.571% 10/1/35 (d)	1,620,064	1,681,666
3.615% 7/1/33 (d)	196,321	203,490
3.634% 6/1/35 (d)	619,722	641,030
3.689% 6/1/35 (d)	1,523,141	1,565,763
3.78% 10/1/39 (d)	1,179,767	1,222,534
3.947% 3/1/37 (d)	777,011	804,730
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.136% 7/1/35 (d)	$ 813,930	$ 833,322
4.22% 2/1/34 (d)	517,027	533,046
TOTAL FANNIE MAE		11,706,924
Freddie Mac - 1.8%
4.026% 4/1/35 (d)	1,542,572	1,585,036
4.028% 6/1/35 (d)	1,160,670	1,206,480
4.571% 3/1/35 (d)	742,184	767,572
4.703% 11/1/35 (d)	877,383	917,905
TOTAL FREDDIE MAC		4,476,993
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $16,026,326)		16,183,917
Asset-Backed Securities - 20.3%

ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.7306% 2/25/34 (d)	21,689	20,418
Series 2006-HE2 Class M3, 0.5706% 5/25/36 (d)	123,360	3,212
Ally Auto Receivables Trust:
Series 2009-A Class A2, 1.32% 3/15/12 (a)	2,000,000	2,007,155
Series 2009-B Class A2, 1.21% 6/15/12 (a)	2,000,000	2,005,226
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R11 Class M1, 0.8906% 11/25/34 (d)	497,537	182,777
Bank of America Auto Trust Series 2009-2A Class A2, 1.16% 2/15/12 (a)	2,000,000	2,006,671
Bank of America Credit Card Master Trust:
Series 2006-A16 Class A16, 4.72% 5/15/13	2,000,000	2,069,149
Series 2007-B4 Class B4, 0.3231% 9/15/12 (d)	340,000	339,205
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	1,000,000	1,022,033
Capital Auto Receivables Asset Trust:
Series 2007-SN1 Class B, 5.52% 3/15/11	50,000	50,221
Series 2007-SN2 Class A4, 1.2631% 5/16/11 (a)(d)	1,250,000	1,252,820
Capital One Multi-Asset Execution Trust:
Series 2006-A2 Class A, 4.85% 11/15/13	100,000	103,822
Series 2007-B4 Class B4, 0.3231% 2/15/13 (d)	750,000	748,288
Series 2009-A2 Class A2, 3.2% 4/15/14	1,500,000	1,543,361
Asset-Backed Securities - continued
	Principal Amount	Value
CarMax Auto Owner Trust Series 2009-2 Class A2, 1% 6/15/12	$ 2,000,000	$ 2,002,818
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4106% 5/20/17 (a)(d)	178,652	150,174
Chase Issuance Trust:
2005-A7 Class A7, 4.55% 3/15/13	340,000	352,552
Series 2005-A10 Class A10, 4.65% 12/17/12	2,000,000	2,058,321
Series 2008-9 Class A, 4.26% 5/15/13	100,000	104,315
Series 2009-A3 Class A3, 2.4% 6/17/13	780,000	795,478
Series 2009-A6 Class A6, 1.0831% 7/16/12 (d)	2,000,000	2,006,225
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	200,000	211,562
Series 2007-B6 Class B6, 5% 11/8/12	300,000	307,815
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (a)	500,000	501,682
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.5345% 5/28/35 (d)	80,751	47,429
Class AB3, 0.6974% 5/28/35 (d)	32,052	17,579
Ford Credit Auto Lease Trust:
Series 2009-A Class A2, 2.6% 5/15/11 (a)	2,000,000	2,014,926
Series 2010-A Class A2, 1.04% 3/15/13 (a)	1,000,000	999,924
Ford Credit Auto Owner Trust:
Series 2009-B Class A2, 2.4604% 11/15/11	100,000	100,616
Series 2009-D:
Class A2, 1.21% 1/15/12	2,000,000	2,007,365
Class A3, 2.17% 10/15/13	100,000	101,612
Series 2009-E Class A2, 1% 3/15/12	2,000,000	2,000,558
Ford Credit Floorplan Master Owner Trust Series 2010-1 Class A, 1.8822% 12/15/14 (a)(d)	490,000	492,833
Fremont Home Loan Trust Series 2005-A Class M4, 0.9106% 1/25/35 (d)	125,000	16,900
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,000,000	1,014,010
GSAMP Trust Series 2007-HE1 Class M1, 0.4806% 3/25/47 (d)	335,000	17,844
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.3106% 5/25/30 (a)(d)	650,741	123,666
Home Equity Asset Trust Series 2003-5 Class A2, 0.9306% 12/25/33 (d)	10,566	5,189
Honda Auto Receivables Owner Trust:
Series 2009-2 Class A2, 2.22% 9/15/10	217,452	218,731
Series 2009-3 Class A2, 1.5% 8/15/11	1,000,000	1,004,760
Asset-Backed Securities - continued
	Principal Amount	Value
Hyundai Auto Receivable Trust Series 2009-A:
Class A2, 1.11% 2/15/12	$ 2,000,000	$ 2,007,455
Class A3, 2.03% 8/15/13	130,000	131,899
John Deere Owner Trust Series 2009-B Class A-2, 0.85% 3/15/12	2,000,000	2,003,897
MBNA Asset Backed Note Trust Series 2000-E Class C, 8.8% 10/15/12 (a)	1,000,000	1,019,308
MBNA Credit Card Master Note Trust Series 2006-A3 Class A3, 0.2531% 8/15/12 (d)	2,500,000	2,499,244
Mercedes-Benz Auto Receivables Trust Series 2009-1:
Class A2, 0.83% 3/15/12	2,000,000	2,004,383
Class A3, 1.67% 1/15/14	180,000	181,322
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7006% 8/25/35 (d)	39,863	31,402
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5706% 8/25/34 (d)	65,756	50,007
Nissan Auto Lease Trust:
Series 2009-A Class A2, 2.01% 4/15/11	140,000	140,811
Series 2009-B:
Class A2, 1% 9/15/11	2,000,000	2,004,090
Class A3, 2.07% 1/15/15	200,000	202,333
Nordstrom Credit Card Master Note Trust II Series 2007-1A Class A, 4.92% 5/15/13 (a)	1,000,000	1,007,044
Ocala Funding LLC Series 2006-1A Class A, 1.6306% 3/20/11 (a)(d)	965,000	357,050
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.6806% 9/25/34 (d)	435,000	61,331
Series 2004-WWF1 Class M4, 1.3306% 1/25/35 (d)	945,000	145,981
Series 2005-WCH1 Class M3, 0.7906% 1/25/35 (d)	425,000	208,090
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0306% 4/25/33 (d)	1,451	800
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0906% 9/25/34 (d)	21,802	15,721
Volkswagen Auto Lease Trust Series 2009-A:
Class A2, 1% 7/15/11	986,972	995,338
Class A3, 3.41% 4/16/12	1,000,000	1,029,521
WaMu Master Note Trust:
Series 2007-A4A Class A4, 5.2% 10/15/14 (a)	1,390,000	1,431,322
Asset-Backed Securities - continued
	Principal Amount	Value
WaMu Master Note Trust: - continued
Series 2007-A5A Class A5, 0.9831% 10/15/14 (a)(d)	$ 250,000	$ 250,214
Series 2007-B1 Class B1, 4.95% 3/17/14 (a)	1,000,000	1,005,455
TOTAL ASSET-BACKED SECURITIES (Cost $54,192,976)		50,813,260
Collateralized Mortgage Obligations - 1.1%

Private Sponsor - 0.4%
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (d)	45,245	27,370
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5606% 12/20/34 (d)	319,075	216,528
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9706% 3/25/35 (d)	174,776	59,086
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6206% 9/26/45 (a)(d)	273,119	124,260
Merrill Lynch Mortgage Investors Trust floater Series 2003-A Class 2A2, 1.2063% 3/25/28 (d)	17,594	12,817
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6306% 9/25/33 (a)(d)	47,043	40,463
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4313% 9/25/36 (d)	1,000,000	512,403
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3106% 9/25/46 (d)	9,581	9,382
TOTAL PRIVATE SPONSOR		1,002,309
U.S. Government Agency - 0.7%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2004-9 Class AB, 4% 7/25/17	844,176	873,226
Freddie Mac Multi-class participation certificates guaranteed sequential payer Series 2895 Class EJ, 4% 8/15/17	790,844	818,567
TOTAL U.S. GOVERNMENT AGENCY		1,691,793
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,556,881)		2,694,102
Commercial Mortgage Securities - 1.2%
	Principal Amount	Value
GS Mortgage Securities Corp. II Series 2001-LIBA Class C, 6.733% 2/14/16 (a)	$ 1,200,000	$ 1,268,212
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.434% 7/15/19 (a)(d)	570,000	78,375
Series 2007-XLFA Class B, 0.364% 10/15/20 (a)(d)	440,000	198,000
sequential payer Series 2003-IQ4 Class A1, 3.27% 5/15/40	719,421	720,394
Series 2007-XLC1:
Class C, 0.8331% 7/17/17 (a)(d)	803,413	44,188
Class D, 0.9331% 7/17/17 (a)(d)	378,077	20,794
Class E, 1.0331% 7/17/17 (a)(d)	305,370	16,795
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 10.5186% 4/4/27 (d)	607,111	607,460
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,098,096)		2,954,218
Foreign Government and Government Agency Obligations - 0.8%

Ontario Province 0.4203% 11/19/12 (d) (Cost $2,000,000)	2,000,000	2,002,242
Certificates of Deposit - 4.2%

BNP Paribas SA yankee 0.84% 2/16/10	2,000,000	2,000,679
Deutsche Bank New York Branch yankee 0.5513% 1/19/12 (d)	2,000,000	2,000,002
Lloyds TSB Bank PLC yankee 0.83% 2/12/10	2,500,000	2,500,602
Royal Bank of Scotland PLC yankee 0.78% 2/26/10	2,000,000	2,000,885
UBS AG yankee 0.47% 5/18/10	2,000,000	2,001,209
TOTAL CERTIFICATES OF DEPOSIT (Cost $10,500,079)		10,503,377
Commercial Paper - 4.0%

Fortis Funding LLC yankee 0.21% 4/19/10	2,000,000	1,999,124
Landesbank Hessen-Thuringen yankee 0.65% 5/25/10	2,000,000	1,998,460
Rabobank USA Financial Corp. yankee 0.31% 3/2/10	2,000,000	1,999,868
Commercial Paper - continued
	Principal Amount	Value
UniCredito Italiano Bank (Ireland) PLC yankee 0.795% 3/4/10	$ 2,000,000	$ 1,999,641
Vodafone Group PLC yankee 0.75% 3/1/10	2,000,000	1,999,328
TOTAL COMMERCIAL PAPER (Cost $9,991,835)		9,996,421
Cash Equivalents - 8.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.11%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Government Obligations) # (Cost $20,299,000)	$ 20,299,192	20,299,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $257,148,783)		251,308,990
NET OTHER ASSETS - (0.3)%		(833,945)
NET ASSETS - 100%		$ 250,475,045
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
19 Eurodollar 90 Day Index Contracts	March 2010	$ 18,986,225	$ 42,770
15 Eurodollar 90 Day Index Contracts	June 2010	14,984,813	22,193
15 Eurodollar 90 Day Index Contracts	Sept. 2010	14,975,813	22,318
TOTAL EURODOLLAR CONTRACTS			$ 87,281
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,422,562 or 14.1% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,592,179 or 3.4% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $40,239.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$20,299,000 due 2/01/10 at 0.11%
Bank of America, NA	$ 4,103,917
Barclays Capital, Inc.	2,780,974
Citigroup Global Markets, Inc.	654,347
Deutsche Bank Securities, Inc.	654,347
Goldman, Sachs & Co.	3,926,081
HSBC Securities (USA), Inc.	1,963,040
J.P. Morgan Securities, Inc.	1,308,694
Mizuho Securities USA, Inc.	4,253,253
RBC Capital Markets Corp.	654,347
$ 20,299,000
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 53,531,310	$ -	$ 53,531,310	$ -
U.S. Government and Government Agency Obligations	82,331,143	-	82,331,143	-
U.S. Government Agency - Mortgage Securities	16,183,917	-	16,183,917	-
Asset-Backed Securities	50,813,260	-	49,692,216	1,121,044
Collateralized Mortgage Obligations	2,694,102	-	2,694,102	-
Commercial Mortgage Securities	2,954,218	-	2,872,441	81,777
Foreign Government and Government Agency Obligations	2,002,242	-	2,002,242	-
Certificates of Deposit	10,503,377	-	10,503,377	-
Commercial Paper	9,996,421	-	9,996,421	-
Cash Equivalents	20,299,000	-	20,299,000	-
Total Investments in Securities:	$ 251,308,990	$ -	$ 250,106,169	$ 1,202,821
Derivative Instruments:
Assets
Futures Contracts	$ 87,281	$ 87,281	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,556,238
Total Realized Gain (Loss)	(4,982,209)
Total Unrealized Gain (Loss)	5,069,517
Cost of Purchases	-
Proceeds of Sales	(478,313)
Amortization/Accretion	(41,323)
Transfers in/out of Level 3	(3,735)
Ending Balance	$ 1,202,821
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 70,900

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 87,281	$ -
Total Value of Derivatives	$ 87,281	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.7%
United Kingdom	4.2%
France	2.4%
Luxembourg	2.0%
Australia	1.4%
Netherlands	1.2%
Others (individually less than 1%)	4.1%
100.0%
Income Tax Information

At July 31, 2009, the fund had a capital loss carryforward of approximately $112,019,924 of which $1,917,431, $518,690, $12,186,304 and $97,397,499 will expire on July 31, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $5,182,204 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $20,299,000) - See accompanying schedule: Unaffiliated issuers (cost $257,148,783)		$ 251,308,990
Cash		524
Receivable for investments sold		1,092,896
Receivable for fund shares sold		361,813
Interest receivable		1,068,556
Receivable for daily variation on futures contracts		563
Total assets		253,833,342

Liabilities
Payable for investments purchased	$ 2,999,924
Payable for fund shares redeemed	255,400
Distributions payable	7,214
Accrued management fee	65,568
Distribution fees payable	1,804
Other affiliated payables	28,387
Total liabilities		3,358,297

Net Assets		$ 250,475,045
Net Assets consist of:
Paid in capital		$ 381,140,360
Undistributed net investment income		103,827
Accumulated undistributed net realized gain (loss) on investments		(125,016,630)
Net unrealized appreciation (depreciation) on investments		(5,752,512)
Net Assets		$ 250,475,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,850,869 ÷ 1,453,160 shares)	$ 8.16

Maximum offering price per share (100/98.50 of $8.16)	$ 8.28
Class T: Net Asset Value and redemption price per share ($2,621,170 ÷ 321,390 shares)	$ 8.16

Maximum offering price per share (100/98.50 of $8.16)	$ 8.28
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($235,397,194 ÷ 28,861,318 shares)	$ 8.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($605,812 ÷ 74,281 shares)	$ 8.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2010 (Unaudited)

Investment Income
Interest		$ 1,601,372

Expenses
Management fee	$ 382,043
Transfer agent fees	124,611
Distribution fees	9,745
Fund wide operations fee	40,247
Independent trustees' compensation	403
Miscellaneous	480
Total expenses before reductions	557,529
Expense reductions	(46)	557,483
Net investment income		1,043,889
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,836,415)
Futures contracts	99,754
Total net realized gain (loss)		(7,736,661)
Change in net unrealized appreciation (depreciation) on: Investment securities	9,042,881
Futures contracts	9,439
Total change in net unrealized appreciation (depreciation)		9,052,320
Net gain (loss)		1,315,659
Net increase (decrease) in net assets resulting from operations		$ 2,359,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,043,889	$ 3,530,700
Net realized gain (loss)	(7,736,661)	(5,262,655)
Change in net unrealized appreciation (depreciation)	9,052,320	(688,421)
Net increase (decrease) in net assets resulting from operations	2,359,548	(2,420,376)
Distributions to shareholders from net investment income	(962,369)	(2,968,803)
Distributions to shareholders from return of capital	-	(102,250)
Total distributions	(962,369)	(3,071,053)
Share transactions - net increase (decrease)	20,022,527	(90,642,364)
Redemption fees	2,925	12,962
Total increase (decrease) in net assets	21,422,631	(96,120,831)

Net Assets
Beginning of period	229,052,414	325,173,245
End of period (including undistributed net investment income of $103,827 and undistributed net investment income of $22,307, respectively)	$ 250,475,045	$ 229,052,414

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income E	.028	.091	.384	.493	.400	.223
Net realized and unrealized gain (loss)	.047	(.167)	(1.612)	(.198)	(.009)	(.026)
Total from investment operations	.075	(.076)	(1.228)	.295	.391	.197
Distributions from net investment income	(.025)	(.071)	(.294)	(.495)	(.401)	(.214)
Distributions from net realized gain	-	-	-	-	-	(.003)
Return of capital	-	(.003)	(.039)	-	-	-
Total distributions	(.025)	(.074)	(.333)	(.495)	(.401)	(.217)
Redemption fees added to paid in capital E	- G	- G	.001	- G	- G	- G
Net asset value, end of period	$ 8.16	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Total Return B, C, D	.92%	(.92)%	(12.71)%	2.97%	3.97%	1.98%
Ratios to Average Net Assets F
Expenses before reductions	.64% A	.68%	.67%	.66%	.70%	.78%
Expenses net of fee waivers, if any	.64% A	.68%	.67%	.66%	.70%	.70%
Expenses net of all reductions	.64% A	.67%	.66%	.66%	.70%	.70%
Net investment income	.68% A	1.13%	4.26%	4.96%	4.00%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,851	$ 8,033	$ 6,268	$ 13,735	$ 4,553	$ 2,557
Portfolio turnover rate	128% A	92%	11%	29%	39%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income E	.026	.090	.377	.491	.404	.222
Net realized and unrealized gain (loss)	.047	(.168)	(1.607)	(.199)	(.011)	(.025)
Total from investment operations	.073	(.078)	(1.230)	.292	.393	.197
Distributions from net investment income	(.023)	(.069)	(.292)	(.492)	(.403)	(.214)
Distributions from net realized gain	-	-	-	-	-	(.003)
Return of capital	-	(.003)	(.039)	-	-	-
Total distributions	(.023)	(.072)	(.331)	(.492)	(.403)	(.217)
Redemption fees added to paid in capital E	- G	- G	.001	- G	- G	- G
Net asset value, end of period	$ 8.16	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Total Return B, C, D	.90%	(.94)%	(12.72)%	2.95%	4.00%	1.98%
Ratios to Average Net Assets F
Expenses before reductions	.69% A	.69%	.69%	.69%	.68%	.77%
Expenses net of fee waivers, if any	.69% A	.69%	.69%	.69%	.68%	.70%
Expenses net of all reductions	.69% A	.69%	.69%	.69%	.68%	.70%
Net investment income	.63% A	1.11%	4.23%	4.93%	4.03%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,621	$ 3,114	$ 2,910	$ 4,818	$ 4,624	$ 4,044
Portfolio turnover rate	128% A	92%	11%	29%	39%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income D	.036	.111	.404	.516	.427	.241
Net realized and unrealized gain (loss)	.047	(.169)	(1.603)	(.210)	(.011)	(.026)
Total from investment operations	.083	(.058)	(1.199)	.306	.416	.215
Distributions from net investment income	(.033)	(.088)	(.310)	(.516)	(.426)	(.232)
Distributions from net realized gain	-	-	-	-	-	(.003)
Return of capital	-	(.004)	(.042)	-	-	-
Total distributions	(.033)	(.092)	(.352)	(.516)	(.426)	(.235)
Redemption fees added to paid in capital D	- F	- F	.001	- F	- F	- F
Net asset value, end of period	$ 8.16	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Total Return B, C	1.02%	(.70)%	(12.42)%	3.09%	4.23%	2.16%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.58%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.53%
Expenses net of all reductions	.45% A	.44%	.45%	.45%	.45%	.53%
Net investment income	.87% A	1.36%	4.47%	5.17%	4.26%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 235,397	$ 217,282	$ 315,401	$ 974,602	$ 850,329	$ 906,644
Portfolio turnover rate	128% A	92%	11%	29%	39%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Income from Investment Operations
Net investment income D	.033	.102	.416	.510	.420	.240
Net realized and unrealized gain (loss)	.047	(.168)	(1.619)	(.206)	(.008)	(.026)
Total from investment operations	.080	(.066)	(1.203)	.304	.412	.214
Distributions from net investment income	(.030)	(.081)	(.306)	(.514)	(.422)	(.231)
Distributions from net realized gain	-	-	-	-	-	(.003)
Return of capital	-	(.003)	(.042)	-	-	-
Total distributions	(.030)	(.084)	(.348)	(.514)	(.422)	(.234)
Redemption fees added to paid in capital D	- F	- F	.001	- F	- F	- F
Net asset value, end of period	$ 8.16	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Total Return B, C	.99%	(.80)%	(12.46)%	3.06%	4.19%	2.15%
Ratios to Average Net Assets E
Expenses before reductions	.52% A	.58%	.48%	.48%	.49%	.58%
Expenses net of fee waivers, if any	.52% A	.55%	.48%	.48%	.49%	.55%
Expenses net of all reductions	.52% A	.54%	.48%	.48%	.49%	.55%
Net investment income	.79% A	1.26%	4.44%	5.14%	4.22%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 606	$ 623	$ 594	$ 8,312	$ 1,987	$ 509
Portfolio turnover rate	128% A	92%	11%	29%	39%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Dealers who make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

For the period ended July 31, 2009, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 922,370
Gross unrealized depreciation	(6,687,552)
Net unrealized appreciation (depreciation)	$ (5,765,182)

Tax cost	$ 257,074,172

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of

Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	$ 99,754	$ 9,439
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 99,754	$ 9,439

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $99,754 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $9,439 for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $84,321,778 and $20,973,839, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 7,482	$ 508
Class T	0%	.15%	2,263	1,124
			$ 9,745	$ 1,632

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,428
Class T	110
$ 1,538

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets *
Class A	$ 7,217.14
Class T	2,868.19
Ultra-Short Bond	113,925.10
Institutional Class	601.17
	$ 124,611

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $480 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $46.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Class A	$ 30,646	$ 67,967
Class T	8,540	28,236
Ultra-Short Bond	920,674	2,868,327
Institutional Class	2,509	4,273
Total	$ 962,369	$ 2,968,803
Tax Return of Capital
Class A	$ -	$ 2,789
Class T	-	1,095
Ultra-Short Bond	-	98,214
Institutional Class	-	152
Total	$ -	$ 102,250

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010	Year ended July 31, 2009	Six months ended January 31, 2010	Year ended July 31, 2009
Class A
Shares sold	807,366	1,050,621	$ 6,566,961	$ 8,574,995
Reinvestment of distributions	3,163	7,386	25,741	60,113
Shares redeemed	(348,155)	(826,248)	(2,831,614)	(6,724,916)
Net increase (decrease)	462,374	231,759	$ 3,761,088	$ 1,910,192
Class T
Shares sold	99,795	223,720	$ 810,939	$ 1,825,052
Reinvestment of distributions	992	3,320	8,073	27,039
Shares redeemed	(163,489)	(195,329)	(1,330,117)	(1,586,346)
Net increase (decrease)	(62,702)	31,711	$ (511,105)	$ 265,745
Ultra-Short Bond
Shares sold	5,292,999	5,376,826	$ 43,045,798	$ 43,743,623
Reinvestment of distributions	108,928	349,007	886,468	2,845,061
Shares redeemed	(3,336,676)	(17,117,727)	(27,138,626)	(139,442,451)
Net increase (decrease)	2,065,251	(11,391,894)	$ 16,793,640	$ (92,853,767)
Institutional Class
Shares sold	50,927	91,811	$ 414,228	$ 743,473
Reinvestment of distributions	100	213	810	1,735
Shares redeemed	(53,598)	(87,044)	(436,134)	(709,742)
Net increase (decrease)	(2,571)	4,980	$ (21,096)	$ 35,466

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Ultra-Short Bond (retail class) and Class A of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Ultra-Short Bond (retail class) and Class A show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Ultra-Short Bond (retail class) of the fund was in the third quartile for the one- and three-year periods and the fourth quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board also reviewed the fund's performance during 2009. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Ultra-Short Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Ultra-Short Bond (retail class) to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

Semiannual Report

The Board noted that the total expenses of each of Class A, Class T, and Fidelity Ultra-Short Bond (retail class) ranked below its competitive median for 2008 and the total expenses of Institutional Class ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSBI-USAN-0310
1.804596.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 26, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 26, 2010